UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Item 1. Reports to Stockholders

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.17%	$ 1,000.00	$ 1,077.00	$ .89
HypotheticalA		$ 1,000.00	$ 1,024.22	$ .86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class*	12.1	17.6
FMI Large Cap Fund	4.6	3.5
SPDR S&P 500 ETF Trust	4.3	0.0
Spartan 500 Index Fund Investor Class	3.7	0.0
Putnam Equity Spectrum Fund Class A	3.3	4.2
BBH Core Select Fund Class N	2.4	6.0
Fidelity Advisor Technology Fund Institutional Class	2.2	0.0
Fidelity Advisor New Insights Fund Institutional Class	2.0	3.2
Fidelity Financial Services Portfolio	2.0	0.0
Apple, Inc.	1.8	1.8
	38.4
* The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	10.5	10.4
Financials	8.9	9.6
Health Care	7.7	7.7
Consumer Discretionary	7.6	9.1
Industrials	5.7	6.3
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 53.2%	Stocks 60.6%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Large Blend Funds 27.1%	Large Blend Funds 27.1%
Large Growth Funds 2.0%	Large Growth Funds 3.2%
Mid-Cap Blend Funds 4.2%	Mid-Cap Blend Funds 0.0%
Mid-Cap Value Funds 0.0%	Mid-Cap Value Funds 4.2%
Sector Funds 12.1%	Sector Funds 0.4%
Short-Term Investments and Net Other Assets (Liabilities) 1.4%	Short-Term Investments and Net Other Assets (Liabilities) 4.5%

* Amount represents less than 0.1%
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 53.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.4%
Autoliv, Inc.	24,500	$ 2,424,520
Cooper Tire & Rubber Co.	39,800	1,350,414
Delphi Automotive PLC	497,820	36,315,969
Johnson Controls, Inc.	323,800	16,190,000
Lear Corp.	40,200	3,855,582
The Goodyear Tire & Rubber Co.	131,500	3,604,415
TRW Automotive Holdings Corp. (a)	234,100	24,205,940
		87,946,840
Automobiles - 0.1%
Ford Motor Co.	487,100	7,662,083
General Motors Co.	373,200	12,476,076
Harley-Davidson, Inc.	167,400	11,664,432
		31,802,591
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	61,900	3,486,827
Carnival Corp. unit	248,600	10,978,176
Chipotle Mexican Grill, Inc. (a)	11,700	7,764,354
Hilton Worldwide Holdings, Inc.	166,900	4,376,118
Hyatt Hotels Corp. Class A (a)	2,800	165,004
Las Vegas Sands Corp.	150,100	9,559,869
McDonald's Corp.	149,014	14,426,045
MGM Mirage, Inc. (a)	96,500	2,201,165
Royal Caribbean Cruises Ltd.	537,746	39,653,390
Starbucks Corp.	230,500	18,718,905
Starwood Hotels & Resorts Worldwide, Inc.	117,400	9,274,600
Wyndham Worldwide Corp.	605,330	50,460,309
Wynn Resorts Ltd.	48,800	8,716,168
Yum! Brands, Inc.	240,871	18,607,285
		198,388,215
Household Durables - 0.2%
D.R. Horton, Inc.	254,134	6,477,876
Garmin Ltd.	8,200	469,860
Lennar Corp. Class A	266,873	12,607,081
Mohawk Industries, Inc. (a)	56,344	8,653,875
Newell Rubbermaid, Inc.	23,200	842,392
PulteGroup, Inc.	21,700	469,371
Toll Brothers, Inc. (a)	187,966	6,576,930
Whirlpool Corp.	30,500	5,678,185
		41,775,570
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	106,100	$ 35,929,704
Netflix, Inc. (a)	29,500	10,224,405
priceline.com, Inc. (a)	42,633	49,462,380
		95,616,489
Leisure Products - 0.2%
Hasbro, Inc.	10,500	621,600
Mattel, Inc.	1,193,650	37,659,658
		38,281,258
Media - 3.2%
Comcast Corp.:
Class A	3,348,746	191,012,472
Class A (special) (non-vtg.)	751,750	42,706,918
DIRECTV (a)	276,400	24,243,044
Discovery Communications, Inc. Class C (non-vtg.) (a)	267,800	9,107,878
DISH Network Corp. Class A (a)	107,686	8,551,345
Gannett Co., Inc.	83,400	2,714,670
Lamar Advertising Co. Class A	137,539	7,329,453
News Corp. Class A (a)	510,300	7,919,856
Omnicom Group, Inc.	18,100	1,398,587
Starz Series A (a)	66,200	2,183,938
The Madison Square Garden Co. Class A (a)	224,378	16,388,569
The Walt Disney Co.	1,101,026	101,855,915
Time Warner Cable, Inc.	272,331	40,653,572
Time Warner, Inc.	2,752,955	234,331,530
Twenty-First Century Fox, Inc. Class A	950,151	34,965,557
Viacom, Inc. Class B (non-vtg.)	299,492	22,650,580
		748,013,884
Multiline Retail - 0.6%
Big Lots, Inc.	13,500	685,800
Dillard's, Inc. Class A	22,000	2,593,360
Dollar General Corp. (a)	407,601	27,203,291
Dollar Tree, Inc. (a)	38,300	2,618,188
Kohl's Corp.	212,195	12,651,066
Macy's, Inc.	653,303	42,405,898
Nordstrom, Inc.	14,100	1,076,676
Target Corp.	691,700	51,185,800
		140,420,079
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	36,100	1,041,485
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	579,462	$ 34,443,221
AutoZone, Inc. (a)	41,725	24,104,950
Bed Bath & Beyond, Inc. (a)	489,475	35,912,781
Best Buy Co., Inc.	23,500	926,135
CarMax, Inc. (a)	287,200	16,364,656
Foot Locker, Inc.	8,300	475,507
GameStop Corp. Class A	4,500	170,145
Gap, Inc.	777,600	30,792,960
Home Depot, Inc.	1,122,309	111,557,515
L Brands, Inc.	157,000	12,701,300
Lowe's Companies, Inc.	1,123,251	71,697,111
Penske Automotive Group, Inc.	7,100	336,185
PetSmart, Inc.	3,900	307,164
Ross Stores, Inc.	122,280	11,186,174
Staples, Inc.	16,900	237,614
TJX Companies, Inc.	78,830	5,215,393
Tractor Supply Co.	11,900	915,467
		358,385,763
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	49,200	5,693,424
Michael Kors Holdings Ltd. (a)	75,700	5,806,947
NIKE, Inc. Class B	168,500	16,730,365
PVH Corp.	33,930	4,313,860
Under Armour, Inc. Class A (sub. vtg.) (a)	54,200	3,928,958
		36,473,554
TOTAL CONSUMER DISCRETIONARY		1,777,104,243
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Anheuser-Busch InBev SA NV ADR	260,197	30,440,447
Coca-Cola Enterprises, Inc.	431,511	18,960,593
Diageo PLC	854,651	26,343,904
Dr. Pepper Snapple Group, Inc.	120,500	8,917,000
Molson Coors Brewing Co. Class B	259,511	20,073,176
Monster Beverage Corp. (a)	27,300	3,061,695
PepsiCo, Inc.	1,041,452	104,249,345
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	124,511	$ 6,931,487
The Coca-Cola Co.	1,399,336	62,732,233
		281,709,880
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	130,000	18,475,600
CVS Health Corp.	1,011,417	92,403,057
Kroger Co.	1,169,027	69,954,576
Rite Aid Corp. (a)	913,600	5,006,528
Sysco Corp.	270,945	10,908,246
Wal-Mart Stores, Inc.	1,524,345	133,441,161
Walgreen Co.	380,904	26,133,823
Whole Foods Market, Inc.	198,700	9,742,261
		366,065,252
Food Products - 0.7%
Archer Daniels Midland Co.	307,800	16,214,904
Bunge Ltd.	55,100	5,001,427
Campbell Soup Co.	12,500	566,000
ConAgra Foods, Inc.	564,200	20,604,584
Fresh Del Monte Produce, Inc.	48,300	1,630,608
General Mills, Inc.	82,900	4,372,975
Ingredion, Inc.	43,600	3,628,828
Kellogg Co.	654,679	43,372,484
Keurig Green Mountain, Inc.	19,700	2,800,158
Kraft Foods Group, Inc.	23,500	1,413,995
Mondelez International, Inc.	1,662,011	65,150,831
Pilgrims Pride Corp. (a)	14,700	474,810
Sanderson Farms, Inc.	30,300	2,630,343
The J.M. Smucker Co.	2,700	276,939
Tyson Foods, Inc. Class A	9,500	402,230
		168,541,116
Household Products - 0.7%
Colgate-Palmolive Co.	58,700	4,084,933
Energizer Holdings, Inc.	97,100	12,624,942
Henkel AG & Co. KGaA	162,893	16,131,026
Kimberly-Clark Corp.	30,800	3,590,972
Procter & Gamble Co.	1,354,693	122,504,888
		158,936,761
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.0%
Avon Products, Inc.	582,700	$ 5,698,806
Estee Lauder Companies, Inc. Class A	84,500	6,264,830
		11,963,636
Tobacco - 0.6%
Altria Group, Inc.	232,100	11,665,346
British American Tobacco PLC sponsored ADR	219,006	25,879,939
Philip Morris International, Inc.	981,466	85,318,839
Reynolds American, Inc.	173,700	11,448,567
		134,312,691
TOTAL CONSUMER STAPLES		1,121,529,336
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc.	30,500	978,745
Baker Hughes, Inc.	25,000	1,425,000
Cameron International Corp. (a)	72,600	3,722,928
Ensco PLC Class A	547,800	18,515,640
Halliburton Co.	283,000	11,942,600
Helmerich & Payne, Inc.	24,400	1,697,020
National Oilwell Varco, Inc.	571,904	38,340,444
Noble Corp.	154,600	2,781,254
Oceaneering International, Inc.	2,800	175,588
Schlumberger Ltd.	693,419	59,599,363
Superior Energy Services, Inc.	9,200	177,652
		139,356,234
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	857,132	67,841,998
Apache Corp.	373,900	23,963,251
BG Group PLC	1,086,800	15,263,877
Cabot Oil & Gas Corp.	628,534	20,766,763
California Resources Corp. (a)(e)	95,200	766,360
Canadian Natural Resources Ltd.	283,400	9,449,971
Chesapeake Energy Corp.	186,600	3,780,516
Chevron Corp.	1,201,440	130,800,773
Cimarex Energy Co.	48,100	5,048,095
Concho Resources, Inc. (a)	35,500	3,381,375
ConocoPhillips Co.	301,300	19,906,891
CONSOL Energy, Inc.	76,040	2,975,445
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc. (a)	29,500	$ 1,208,910
Devon Energy Corp.	32,600	1,922,422
Eni SpA sponsored ADR	40,400	1,583,276
EOG Resources, Inc.	203,210	17,622,371
EQT Corp.	91,900	8,361,062
Exxon Mobil Corp.	1,598,801	144,755,443
Hess Corp.	197,200	14,381,796
HollyFrontier Corp.	7,600	310,232
Imperial Oil Ltd.	245,600	10,760,437
Kinder Morgan Holding Co. LLC	156,000	6,450,600
Marathon Oil Corp.	157,800	4,563,576
Marathon Petroleum Corp.	152,400	13,729,716
Murphy Oil Corp.	42,400	2,053,008
Noble Energy, Inc.	299,670	14,737,771
Occidental Petroleum Corp.	215,603	17,198,651
Phillips 66 Co.	255,400	18,649,308
Pioneer Natural Resources Co.	244,172	34,972,756
Range Resources Corp.	151,900	9,972,235
Royal Dutch Shell PLC Class A sponsored ADR	419,500	27,858,995
Spectra Energy Corp.	164,800	6,242,624
Suncor Energy, Inc.	876,465	27,715,762
Talisman Energy, Inc.	581,300	2,755,265
Tesoro Corp.	5,100	390,762
The Williams Companies, Inc.	249,154	12,893,720
Valero Energy Corp.	159,000	7,728,990
Whiting Petroleum Corp. (a)	17,300	722,621
WPX Energy, Inc. (a)	209,633	2,844,720
		716,332,344
TOTAL ENERGY		855,688,578
FINANCIALS - 8.9%
Banks - 4.3%
Bank of America Corp.	6,540,004	111,441,668
BB&T Corp.	40,400	1,518,636
CIT Group, Inc.	253,990	12,394,712
Citigroup, Inc.	3,814,797	205,884,594
Comerica, Inc.	14,700	685,167
Commerce Bancshares, Inc.	7,980	341,704
Fifth Third Bancorp	256,300	5,156,756
Huntington Bancshares, Inc.	320,100	3,236,211
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.	4,129,819	$ 248,449,911
KeyCorp	288,700	3,897,450
M&T Bank Corp.	100,700	12,690,214
PNC Financial Services Group, Inc.	226,374	19,800,934
Regions Financial Corp.	629,300	6,337,051
Standard Chartered PLC (United Kingdom)	788,108	11,535,932
SunTrust Banks, Inc.	207,200	8,140,888
U.S. Bancorp	2,457,371	108,615,798
Wells Fargo & Co.	4,205,166	229,097,444
		989,225,070
Capital Markets - 1.1%
Ameriprise Financial, Inc.	119,700	15,772,869
Bank of New York Mellon Corp.	372,200	14,899,166
BlackRock, Inc. Class A	56,800	20,395,744
Charles Schwab Corp.	386,600	10,948,512
E*TRADE Financial Corp. (a)	194,000	4,425,140
Franklin Resources, Inc.	51,200	2,911,232
Goldman Sachs Group, Inc.	324,646	61,166,553
Invesco Ltd.	35,600	1,436,816
LPL Financial	109,900	4,689,433
Morgan Stanley	1,382,430	48,633,887
Northern Trust Corp.	208,300	14,108,159
Och-Ziff Capital Management Group LLC Class A	225,100	2,667,435
State Street Corp.	678,400	52,053,632
T. Rowe Price Group, Inc.	10,300	859,741
TD Ameritrade Holding Corp.	167,900	5,811,019
		260,779,338
Consumer Finance - 0.8%
American Express Co.	727,694	67,253,479
Capital One Financial Corp.	906,214	75,397,005
Discover Financial Services	526,860	34,535,673
Navient Corp.	102,600	2,150,496
Nelnet, Inc. Class A	32,500	1,489,800
		180,826,453
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	410,264	61,002,154
CME Group, Inc.	256,720	21,728,781
IntercontinentalExchange Group, Inc.	72,053	16,283,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.	486,157	$ 45,436,233
Voya Financial, Inc.	9,800	410,424
		144,860,849
Insurance - 1.4%
ACE Ltd.	309,575	35,396,806
AFLAC, Inc.	67,700	4,043,721
Alleghany Corp. (a)	1,400	639,156
Allstate Corp.	103,100	7,026,265
American Financial Group, Inc.	57,200	3,454,308
American International Group, Inc.	641,140	35,134,472
Assurant, Inc.	38,600	2,608,974
Assured Guaranty Ltd.	10,500	268,380
Axis Capital Holdings Ltd.	43,500	2,177,175
Cincinnati Financial Corp.	6,500	331,175
CNA Financial Corp.	109,000	4,220,480
Everest Re Group Ltd.	24,100	4,226,899
FNF Group	157,000	5,086,800
Genworth Financial, Inc. Class A (a)	733,230	6,665,061
Hanover Insurance Group, Inc.	41,900	2,986,632
Hartford Financial Services Group, Inc.	139,900	5,777,870
HCC Insurance Holdings, Inc.	11,000	583,770
Lincoln National Corp.	221,150	12,523,725
Loews Corp.	66,000	2,748,240
Markel Corp. (a)	600	418,068
Marsh & McLennan Companies, Inc.	578,485	32,736,466
MetLife, Inc.	882,185	49,058,308
Montpelier Re Holdings Ltd.	30,700	1,045,335
PartnerRe Ltd.	33,500	3,903,085
Principal Financial Group, Inc.	23,700	1,262,499
Progressive Corp.	558,100	15,202,644
Prudential Financial, Inc.	99,900	8,489,502
Reinsurance Group of America, Inc.	30,500	2,614,460
RenaissanceRe Holdings Ltd.	9,300	910,656
The Chubb Corp.	132,800	13,685,040
The Travelers Companies, Inc.	137,600	14,372,320
Torchmark Corp.	28,700	1,542,625
Unum Group	959,000	31,857,980
W.R. Berkley Corp.	7,500	391,800
XL Group PLC Class A	663,464	23,566,241
		336,956,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
American Tower Corp.	671,099	$ 70,472,106
AvalonBay Communities, Inc.	81,200	13,056,148
Crown Castle International Corp.	141,200	11,732,308
Digital Realty Trust, Inc.	39,320	2,763,016
Federal Realty Investment Trust (SBI)	49,800	6,606,468
General Growth Properties, Inc.	107,200	2,868,672
Iron Mountain, Inc.	163,317	6,207,679
Public Storage	21,100	3,958,993
Simon Property Group, Inc.	119,300	21,569,440
SL Green Realty Corp.	19,500	2,264,730
Vornado Realty Trust	111,500	12,438,940
Weyerhaeuser Co.	172,321	6,084,655
		160,023,155
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	144,330	6,642,067
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	89,200	1,742,968
New York Community Bancorp, Inc.	35,500	564,095
People's United Financial, Inc.	12,300	181,794
		2,488,857
TOTAL FINANCIALS		2,081,802,727
HEALTH CARE - 7.7%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	68,200	13,292,180
Amgen, Inc.	616,491	101,912,127
Biogen Idec, Inc. (a)	67,369	20,728,768
Celgene Corp. (a)	278,748	31,690,860
Gilead Sciences, Inc. (a)	750,199	75,259,964
Incyte Corp. (a)	38,100	2,878,455
Regeneron Pharmaceuticals, Inc. (a)	12,000	4,993,320
United Therapeutics Corp. (a)	29,900	3,963,843
Vertex Pharmaceuticals, Inc. (a)	81,000	9,548,280
		264,267,797
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	1,030,788	45,880,374
Baxter International, Inc.	754,198	55,056,454
Becton, Dickinson & Co.	353,982	49,674,294
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	163,800	$ 16,543,800
DENTSPLY International, Inc.	112,503	6,185,415
Intuitive Surgical, Inc. (a)	13,000	6,731,010
Medtronic, Inc.	1,372,754	101,405,338
St. Jude Medical, Inc.	59,300	4,030,028
Stryker Corp.	147,200	13,676,352
Zimmer Holdings, Inc.	29,600	3,323,784
		302,506,849
Health Care Providers & Services - 1.7%
Aetna, Inc.	250,000	21,810,000
Cardinal Health, Inc.	54,400	4,471,136
Cigna Corp.	78,300	8,056,287
DaVita HealthCare Partners, Inc. (a)	78,800	6,030,564
Express Scripts Holding Co. (a)	363,281	30,206,815
HCA Holdings, Inc. (a)	1,868,909	130,244,268
Humana, Inc.	96,400	13,300,308
Laboratory Corp. of America Holdings (a)	3,400	355,776
McKesson Corp.	419,159	88,341,951
Quest Diagnostics, Inc.	5,700	372,267
UnitedHealth Group, Inc.	780,140	76,945,208
Universal Health Services, Inc. Class B	18,600	1,945,932
WellPoint, Inc.	153,800	19,672,558
		401,753,070
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	201,600	8,616,384
Thermo Fisher Scientific, Inc.	141,159	18,250,447
		26,866,831
Pharmaceuticals - 3.4%
AbbVie, Inc.	1,349,235	93,367,062
Actavis PLC (a)	565,296	152,974,751
Allergan, Inc.	337,104	72,103,175
Bristol-Myers Squibb Co.	389,935	23,025,662
Eli Lilly & Co.	318,200	21,675,784
GlaxoSmithKline PLC sponsored ADR	426,200	19,796,990
Horizon Pharma PLC (a)	75,250	961,695
Johnson & Johnson	1,597,496	172,928,942
Mallinckrodt PLC (a)	26,000	2,397,720
Merck & Co., Inc.	933,300	56,371,320
Mylan, Inc. (a)	402,281	23,577,689
Novartis AG sponsored ADR	71,371	6,898,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co. PLC	27,400	$ 4,389,206
Pfizer, Inc.	2,302,696	71,728,980
Shire PLC sponsored ADR	38,858	8,300,069
Teva Pharmaceutical Industries Ltd. sponsored ADR	271,503	15,470,241
Zoetis, Inc. Class A	914,307	41,079,814
		787,047,107
TOTAL HEALTH CARE		1,782,441,654
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.5%
Engility Holdings, Inc. (a)	13,600	571,880
Exelis, Inc.	128,900	2,312,466
General Dynamics Corp.	29,800	4,331,728
Honeywell International, Inc.	167,920	16,635,834
Huntington Ingalls Industries, Inc.	1,900	207,043
L-3 Communications Holdings, Inc.	25,800	3,214,680
Lockheed Martin Corp.	279,388	53,519,565
Northrop Grumman Corp.	72,200	10,175,146
Precision Castparts Corp.	57,067	13,576,239
Raytheon Co.	674,712	71,991,770
Rockwell Collins, Inc.	11,000	940,830
Textron, Inc.	319,500	13,840,740
The Boeing Co.	638,363	85,770,453
United Technologies Corp.	550,964	60,650,117
Vectrus, Inc. (a)	3,372	95,293
		337,833,784
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	31,400	2,315,436
Expeditors International of Washington, Inc.	41,500	1,943,030
FedEx Corp.	200,300	35,689,454
United Parcel Service, Inc. Class B	334,408	36,758,127
		76,706,047
Airlines - 0.4%
Alaska Air Group, Inc.	11,200	661,136
American Airlines Group, Inc.	387,410	18,801,007
Delta Air Lines, Inc.	1,416,433	66,104,928
United Continental Holdings, Inc. (a)	209,600	12,833,808
		98,400,879
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	141,023	$ 6,334,753
Commercial Services & Supplies - 0.2%
ADT Corp.	6,900	241,086
Deluxe Corp.	27,100	1,583,995
Herman Miller, Inc.	51,800	1,574,202
Pitney Bowes, Inc.	7,100	174,802
R.R. Donnelley & Sons Co.	88,100	1,483,604
Republic Services, Inc.	165,320	6,548,325
The Brink's Co.	38,900	844,130
Tyco International Ltd.	865,305	37,121,585
Waste Management, Inc.	40,200	1,958,946
		51,530,675
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	69,800	2,128,900
Tutor Perini Corp. (a)	51,700	1,305,425
		3,434,325
Electrical Equipment - 0.3%
Emerson Electric Co.	538,075	34,302,281
Hubbell, Inc. Class B	88,600	9,462,480
Sensata Technologies Holding BV (a)	277,000	13,730,890
		57,495,651
Industrial Conglomerates - 1.1%
3M Co.	262,775	42,067,650
Danaher Corp.	484,235	40,462,677
General Electric Co.	6,395,261	169,410,464
Roper Industries, Inc.	33,600	5,302,752
		257,243,543
Machinery - 0.8%
AGCO Corp.	32,500	1,371,175
Caterpillar, Inc.	139,200	14,003,520
Cummins, Inc.	242,200	35,269,164
Deere & Co.	393,020	34,043,392
Dover Corp.	12,300	946,977
Flowserve Corp.	204,500	12,038,915
Ingersoll-Rand PLC	54,800	3,455,688
Joy Global, Inc.	5,800	284,432
Lincoln Electric Holdings, Inc.	4,700	338,588
Meritor, Inc. (a)	178,700	2,516,096
PACCAR, Inc.	14,100	944,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	44,400	$ 4,267,284
Parker Hannifin Corp.	296,500	38,257,395
Snap-On, Inc.	4,700	636,051
Stanley Black & Decker, Inc.	280,777	26,516,580
Timken Co.	37,400	1,600,346
WABCO Holdings, Inc. (a)	2,300	236,026
		176,726,611
Professional Services - 0.0%
Dun & Bradstreet Corp.	3,100	393,545
Equifax, Inc.	75,500	6,006,025
Nielsen Holdings B.V.	59,240	2,474,455
		8,874,025
Road & Rail - 1.0%
AMERCO	1,100	306,020
Canadian National Railway Co.	144,350	10,266,712
Canadian Pacific Railway Ltd.	181,178	35,031,444
CSX Corp.	729,255	26,610,515
Norfolk Southern Corp.	1,013,802	113,180,855
Union Pacific Corp.	419,933	49,035,576
		234,431,122
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	98,900	2,047,230
TAL International Group, Inc.	43,100	1,904,589
W.W. Grainger, Inc.	91,475	22,473,578
		26,425,397
TOTAL INDUSTRIALS		1,335,436,812
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	332,300	3,758,313
Cisco Systems, Inc.	5,559,867	153,674,724
Harris Corp.	43,700	3,131,979
Motorola Solutions, Inc.	113,400	7,452,648
QUALCOMM, Inc.	1,503,425	109,599,683
		277,617,347
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	148,900	7,985,507
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	50,800	$ 2,968,752
Avnet, Inc.	17,500	766,325
Corning, Inc.	291,700	6,131,534
Flextronics International Ltd. (a)	364,100	4,037,869
Keysight Technologies, Inc. (a)	100,800	3,548,160
TE Connectivity Ltd.	1,503,961	96,554,296
Tech Data Corp. (a)	38,400	2,393,472
Trimble Navigation Ltd. (a)	118,600	3,335,625
Vishay Intertechnology, Inc.	32,200	446,614
		128,168,154
Internet Software & Services - 1.6%
eBay, Inc. (a)	1,150,118	63,118,476
Facebook, Inc. Class A (a)	983,462	76,414,997
Google, Inc.:
Class A (a)	135,178	74,223,536
Class C (a)	223,011	120,834,050
LinkedIn Corp. (a)	9,700	2,194,819
Rackspace Hosting, Inc. (a)	17,800	817,198
Velti PLC (a)(g)	147,198	2,385
VeriSign, Inc. (a)	141,100	8,480,110
Yahoo!, Inc. (a)	344,161	17,806,890
		363,892,461
IT Services - 1.3%
Accenture PLC Class A	187,700	16,204,141
Amdocs Ltd.	316,300	15,418,044
ASAC II LP (a)(g)	241,305	3,599,527
Automatic Data Processing, Inc.	152,600	13,068,664
Cognizant Technology Solutions Corp. Class A (a)	389,108	21,007,941
Computer Sciences Corp.	11,800	747,884
Fidelity National Information Services, Inc.	148,300	9,074,477
IBM Corp.	237,600	38,531,592
MasterCard, Inc. Class A	746,240	65,139,290
The Western Union Co.	21,000	390,180
Visa, Inc. Class A	393,667	101,640,883
Xerox Corp.	1,061,230	14,814,771
		299,637,394
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	935,061	35,176,995
Applied Materials, Inc.	2,490,241	59,890,296
ASML Holding NV	56,700	5,992,056
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	376,700	$ 2,979,697
Broadcom Corp. Class A	744,064	32,091,480
Intel Corp.	2,175,939	81,053,728
Lam Research Corp.	401,304	33,163,763
NVIDIA Corp.	46,600	977,202
Xilinx, Inc.	893,612	40,605,729
		291,930,946
Software - 1.7%
Adobe Systems, Inc. (a)	118,500	8,731,080
Autodesk, Inc. (a)	95,500	5,921,000
Microsoft Corp.	5,092,488	243,471,851
Oracle Corp.	2,077,963	88,126,411
Red Hat, Inc. (a)	417,055	25,919,968
salesforce.com, Inc. (a)	263,900	15,799,693
Symantec Corp.	168,600	4,398,774
VMware, Inc. Class A (a)	41,600	3,659,136
		396,027,913
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	3,544,215	421,513,490
EMC Corp.	3,178,687	96,473,150
First Data Holdings, Inc. Class B (g)	669,601	2,450,740
Hewlett-Packard Co.	1,624,594	63,456,642
NetApp, Inc.	58,400	2,484,920
Samsung Electronics Co. Ltd.	1,732	2,002,267
SanDisk Corp.	68,000	7,035,280
Seagate Technology LLC	254,400	16,818,384
Western Digital Corp.	648,595	66,980,406
		679,215,279
TOTAL INFORMATION TECHNOLOGY		2,436,489,494
MATERIALS - 2.6%
Chemicals - 1.6%
Airgas, Inc.	97,300	11,250,799
Ashland, Inc.	73,100	8,337,055
Cabot Corp.	50,500	2,175,540
Celanese Corp. Class A	242,200	14,548,954
CF Industries Holdings, Inc.	15,700	4,209,955
E.I. du Pont de Nemours & Co.	211,800	15,122,520
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	79,900	$ 6,625,308
Ecolab, Inc.	189,200	20,613,340
Huntsman Corp.	123,000	3,138,960
LyondellBasell Industries NV Class A	121,900	9,613,034
Monsanto Co.	317,375	38,056,436
Potash Corp. of Saskatchewan, Inc.	482,707	16,830,370
PPG Industries, Inc.	284,698	62,297,616
Praxair, Inc.	108,200	13,890,716
RPM International, Inc.	131,200	6,258,240
Sherwin-Williams Co.	71,100	17,409,546
Stepan Co.	46,100	1,908,540
Syngenta AG (Switzerland)	21,025	6,927,195
The Dow Chemical Co.	1,100,291	53,551,163
The Mosaic Co.	504,917	23,110,051
W.R. Grace & Co. (a)	480,840	46,194,299
Westlake Chemical Corp.	10,600	674,160
		382,743,797
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	467,346	56,100,214
Vulcan Materials Co.	346,660	22,914,226
		79,014,440
Containers & Packaging - 0.5%
Avery Dennison Corp.	82,200	4,069,722
Ball Corp.	82,500	5,533,275
Bemis Co., Inc.	8,200	327,508
Crown Holdings, Inc. (a)	11,700	579,150
MeadWestvaco Corp.	9,800	439,040
Packaging Corp. of America	685,549	50,922,580
Rock-Tenn Co. Class A	93,900	5,334,459
Sealed Air Corp.	1,015,436	40,140,185
Sonoco Products Co.	7,500	315,150
		107,661,069
Metals & Mining - 0.1%
Alcoa, Inc.	335,100	5,793,879
Allegheny Technologies, Inc.	2,800	94,332
Franco-Nevada Corp.	46,600	2,337,947
Freeport-McMoRan, Inc.	549,600	14,756,760
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	111,100	$ 5,958,293
Teck Resources Ltd. Class B (sub. vtg.)	181,300	2,811,062
		31,752,273
Paper & Forest Products - 0.1%
Domtar Corp.	34,100	1,387,870
International Paper Co.	169,500	9,122,490
Schweitzer-Mauduit International, Inc.	37,500	1,603,875
		12,114,235
TOTAL MATERIALS		613,285,814
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	715,600	25,317,928
Verizon Communications, Inc.	2,735,623	138,395,168
		163,713,096
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	406,000	11,851,140
TOTAL TELECOMMUNICATION SERVICES		175,564,236
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	384,200	22,110,710
Duke Energy Corp.	40,700	3,292,630
Edison International	18,700	1,188,572
Entergy Corp.	154,400	12,954,160
Exelon Corp.	684,849	24,770,988
FirstEnergy Corp.	667,113	24,603,127
ITC Holdings Corp.	589,818	22,407,186
Northeast Utilities	114,600	5,803,344
OGE Energy Corp.	7,900	281,951
Pinnacle West Capital Corp.	4,400	278,212
		117,690,880
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	171,900	3,946,824
NRG Energy, Inc.	499,600	15,617,496
The AES Corp.	835,500	11,588,385
		31,152,705
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Alliant Energy Corp.	9,200	$ 578,404
Ameren Corp.	19,400	836,334
CMS Energy Corp.	281,400	9,314,340
Consolidated Edison, Inc.	11,600	732,540
DTE Energy Co.	7,000	570,220
NiSource, Inc.	335,100	14,020,584
PG&E Corp.	208,000	10,504,000
Public Service Enterprise Group, Inc.	142,200	5,941,116
SCANA Corp.	103,000	5,874,090
Wisconsin Energy Corp.	11,800	582,920
		48,954,548
Water Utilities - 0.0%
American Water Works Co., Inc.	11,800	625,990
TOTAL UTILITIES		198,424,123
TOTAL COMMON STOCKS (Cost $9,788,401,462)		12,377,767,017
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $686,000)	$ 686,000	577,982
Equity Funds - 45.4%
	Shares
Large Blend Funds - 27.1%
BBH Core Select Fund Class N	23,733,908	551,101,352
FMI Large Cap Fund	45,540,170	1,062,907,574
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	88,982,609	2,806,511,490
Equity Funds - continued
	Shares	Value
Large Blend Funds - continued
Spartan 500 Index Fund Investor Class (d)	11,898,657	$ 875,503,206
SPDR S&P 500 ETF Trust	4,878,255	1,010,774,436
TOTAL LARGE BLEND FUNDS		6,306,798,058
Large Growth Funds - 2.0%
Fidelity Advisor New Insights Fund Institutional Class (d)	15,976,105	468,259,649
Mid-Cap Blend Funds - 4.2%
Putnam Equity Spectrum Fund Class A	16,628,137	761,734,934
SPDR S&P Midcap 400 ETF	783,700	206,050,404
TOTAL MID-CAP BLEND FUNDS		967,785,338
Sector Funds - 12.1%
Fidelity Advisor Materials Fund Institutional Class (d)	1,071,467	88,685,364
Fidelity Advisor Technology Fund Institutional Class (d)	13,765,721	524,886,926
Fidelity Consumer Discretionary Portfolio (d)	9,921,298	339,903,672
Fidelity Consumer Staples Portfolio (d)	2,744,399	280,559,871
Fidelity Energy Portfolio (d)	4,734,992	222,591,995
Fidelity Financial Services Portfolio (d)	5,059,179	456,793,308
Fidelity Health Care Portfolio (d)	1,732,754	409,068,588
Fidelity Industrials Portfolio (d)	8,481,924	284,483,743
Fidelity Telecommunications Portfolio (d)	1,050,398	66,143,549
Fidelity Utilities Portfolio (d)	1,055,709	82,672,596
Health Care Select Sector SPDR ETF	758,513	52,784,920
TOTAL SECTOR FUNDS		2,808,574,532
TOTAL EQUITY FUNDS (Cost $8,563,419,399)		10,551,417,577
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 12/11/14 to 4/9/15 (f) (Cost $1,849,773)	$ 1,850,000	1,849,778
Money Market Funds - 1.5%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	13,685,598	$ 13,685,598
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	273,718,643	273,718,643
Fidelity Cash Central Fund, 0.11% (b)	49,630,281	49,630,281
TOTAL MONEY MARKET FUNDS (Cost $337,034,522)		337,034,522
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $18,691,391,156)		23,268,646,876
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,103,351)
NET ASSETS - 100%		$ 23,256,543,525
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
507 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 52,380,705	$ 1,806,221

The face value of futures purchased as a percentage of net assets is 0.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,489,785.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,052,652 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
First Data Holdings, Inc. Class B	6/26/14	$ 2,678,404
Velti PLC	4/19/13	$ 220,797
(h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,451
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Institutional Class	$ -	$ 91,461,000	$ -	$ -	$ 88,685,364
Fidelity Advisor New Insights Fund Institutional Class	459,828,323	-	20,000,000	-	468,259,649
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Technology Fund Institutional Class	$ -	$ 523,462,483	$ -	$ -	$ 524,886,926
Fidelity Consumer Discretionary Portfolio	-	306,119,000	-	-	339,903,672
Fidelity Consumer Staples Portfolio	-	248,480,000	-	-	280,559,871
Fidelity Energy Portfolio	-	279,003,000	-	-	222,591,995
Fidelity Financial Services Portfolio	-	418,765,000	-	-	456,793,308
Fidelity Health Care Portfolio	-	354,938,000	-	-	409,068,588
Fidelity Industrials Portfolio	-	263,800,000	-	-	284,483,743
Fidelity Mega Cap Stock Fund	-	706,837,602	714,361,465	4,542,675	-
Fidelity Telecommunications Portfolio	-	63,741,000	-	-	66,143,549
Fidelity Utilities Portfolio	-	76,182,000	-	-	82,672,596
Spartan 500 Index Fund Investor Class	-	849,614,743	43,922,109	1,678,401	875,503,206
Total	$ 459,828,323	$ 4,182,403,828	$ 778,283,574	$ 6,221,076	$ 4,099,552,467
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,777,104,243	$ 1,777,104,243	$ -	$ -
Consumer Staples	1,121,529,336	1,095,185,432	26,343,904	-
Energy	855,688,578	840,424,701	15,263,877	-
Financials	2,081,802,727	2,081,802,727	-	-
Health Care	1,782,441,654	1,782,441,654	-	-
Industrials	1,335,436,812	1,335,436,812	-	-
Information Technology	2,436,489,494	2,430,436,842	2,385	6,050,267
Materials	613,285,814	606,358,619	6,927,195	-
Telecommunication Services	175,564,236	175,564,236	-	-
Utilities	198,424,123	198,424,123	-	-
Corporate Bonds	577,982	-	577,982	-
Equity Funds	10,551,417,577	10,551,417,577	-	-
U.S. Treasury Obligations	1,849,778	-	1,849,778	-
Money Market Funds	337,034,522	337,034,522	-	-
Total Investments in Securities:	$ 23,268,646,876	$ 23,211,631,488	$ 50,965,121	$ 6,050,267
Derivative Instruments:
Assets
Futures Contracts	$ 1,806,221	$ 1,806,221	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,806,221	$ -
Total Value of Derivatives	$ 1,806,221	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,922,065,458)	$ 19,119,464,128
Fidelity Central Funds (cost $49,630,281)	49,630,281
Affiliated issuers (cost $3,719,695,417)	4,099,552,467
Total Investments (cost $18,691,391,156)		$ 23,268,646,876
Cash		87,322
Foreign currency held at value (cost $784,927)		763,607
Receivable for investments sold		138,808,621
Receivable for fund shares sold		16,851,909
Dividends receivable		22,477,348
Interest receivable		7,023
Distributions receivable from Fidelity Central Funds		1,832
Other receivables		70,545
Total assets		23,447,715,083

Liabilities
Payable for investments purchased Regular delivery	$ 180,545,741
Delayed delivery	763,866
Payable for fund shares redeemed	6,603,760
Accrued management fee	3,068,345
Payable for daily variation margin for derivative instruments	122,731
Other payables and accrued expenses	67,115
Total liabilities		191,171,558

Net Assets		$ 23,256,543,525
Net Assets consist of:
Paid in capital		$ 18,303,376,529
Undistributed net investment income		90,816,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		283,414,569
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,578,935,540
Net Assets, for 1,458,523,641 shares outstanding		$ 23,256,543,525
Net Asset Value, offering price and redemption price per share ($23,256,543,525 ÷ 1,458,523,641 shares)		$ 15.95

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Six months ended November 30, 2014 (Unaudited)
Investment Income
Dividends: Unaffiliated Issuers		$ 100,352,244
Affiliated Issuers		6,221,076
Interest		24,156
Income from Fidelity Central Funds		8,451
Total income		106,605,927

Expenses
Management fee	$ 40,156,482
Independent trustees' compensation	95,482
Miscellaneous	9,860
Total expenses before reductions	40,261,824
Expense reductions	(24,142,168)	16,119,656
Net investment income (loss)		90,486,271
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	183,769,040
Affiliated issuers	14,260,651
Foreign currency transactions	(99,528)
Futures contracts	15,334,445
Realized gain distributions from underlying funds:
Affiliated issuers	41,673,410
Total net realized gain (loss)		254,938,018
Change in net unrealized appreciation (depreciation) on:	1,297,441,060
Assets and liabilities in foreign currencies	(117,783)
Futures contracts	(10,486,872)
Total change in net unrealized appreciation (depreciation)		1,286,836,405
Net gain (loss)		1,541,774,423
Net increase (decrease) in net assets resulting from operations		$ 1,632,260,694

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90,486,271	$ 128,802,429
Net realized gain (loss)	254,938,018	1,132,255,268
Change in net unrealized appreciation (depreciation)	1,286,836,405	942,919,345
Net increase (decrease) in net assets resulting from operations	1,632,260,694	2,203,977,042
Distributions to shareholders from net investment income	(49,600,522)	(112,933,221)
Distributions to shareholders from net realized gain	(678,497,731)	(760,437,679)
Total distributions	(728,098,253)	(873,370,900)
Share transactions Proceeds from sales of shares	8,691,838,348	3,657,488,864
Reinvestment of distributions	726,237,616	871,560,560
Cost of shares redeemed	(1,263,024,198)	(2,447,893,606)
Net increase (decrease) in net assets resulting from share transactions	8,155,051,766	2,081,155,818
Total increase (decrease) in net assets	9,059,214,207	3,411,761,960

Net Assets
Beginning of period	14,197,329,318	10,785,567,358
End of period (including undistributed net investment income of $90,816,887 and undistributed net investment income of $49,931,138, respectively)	$ 23,256,543,525	$ 14,197,329,318
Other Information Shares
Sold	581,138,803	250,831,274
Issued in reinvestment of distributions	47,311,897	61,786,482
Redeemed	(82,312,644)	(170,886,878)
Net increase (decrease)	546,138,056	141,730,878

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.56	$ 14.00	$ 11.28	$ 12.06	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.16	.17	.13	.10	.03
Net realized and unrealized gain (loss)	1.10	2.52	2.89	(.56)	2.32	(.29)
Total from investment operations	1.17	2.68	3.06	(.43)	2.42	(.26)
Distributions from net investment income	(.05)	(.14)	(.16)	(.12)	(.08)	-
Distributions from net realized gain	(.73)	(.98)	(.18)	(.23)	(.02)	-
Total distributions	(.78)	(1.12)	(.34)	(.35)	(.10)	-
Net asset value, end of period	$ 15.95	$ 15.56	$ 14.00	$ 11.28	$ 12.06	$ 9.74
Total Return B, C	7.70%	20.15%	27.75%	(3.58)%	24.93%	(2.60)%
Ratios to Average Net Assets E, G
Expenses before reductions	.42%A	.46%	.44%	.41%	.41%	.43% A
Expenses net of fee waivers, if any	.17%A	.20%	.19%	.16%	.15%	.18% A
Expenses net of all reductions	.17%A	.20%	.19%	.16%	.15%	.18% A
Net investment income (loss)	.95% A	1.07%	1.36%	1.20%	.90%	.77% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,256,544	$ 14,197,329	$ 10,785,567	$ 8,064,341	$ 8,524,136	$ 2,662,628
Portfolio turnover rate H	99% A	109%	73%	64% I	54%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F For the period December 30, 2009 (commencement of operations) to May 31, 2010. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. H Amount does not include the portfolio activity of any Underlying Funds. IPortfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable,

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,717,844,160
Gross unrealized depreciation	(206,452,202)
Net unrealized appreciation (depreciation) on securities	$ 4,511,391,958

Tax cost	$ 18,757,254,918

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $15,334,445 and a change in net unrealized appreciation (depreciation) of $(10,486,872) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $17,072,544,313 and $9,200,059,368, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. AllianceBernstein, L.P., Brandywine Global Investment Management, LLC, Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, LSV Asset Management, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $145,531 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $9,568.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the

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Notes to Financial Statements (Unaudited) - continued

6. Investments in Fidelity Central Funds - continued

investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,860 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $23,850,054.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $262,756.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,997 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $361.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owners of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Consumer Discretionary Portfolio	36%
Energy Portfolio	12%
Fidelity Advisor Technology Fund	34%
Financial Services Portfolio	35%
Industrials Portfolio	25%
Telecommunications Portfolio	16%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (Alliance Bernstein), Cornerstone Investment Partners LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Alliance Bernstein, Cornerstone, First Eagle, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2013, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and in the third quartile for the three-year period ended December 31, 2013. The Board also noted that the fund had out-performed 64% and under-performed 54% of its peers for the one- and three-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2017 and considered that the fund's maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portfolio of the management fee.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2017.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Fund

On September 4, 2014, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve investment advisory agreements (the Sub-Advisory Agreements) with Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Company (the "New Sub-Advisers") for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve each Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board noted that it is familiar with the nature, extent and quality of services provided by each New Sub-Adviser from its oversight of the New Sub-Advisers on behalf of other funds overseen by the Board and that the same investment personnel and support staff, including compliance personnel, of each New Sub-Adviser that currently provides services to other Strategic Advisers funds will also provide services to the fund pursuant to the same investment mandate. The Board considered that it reviewed information regarding the staffing within each New Sub-Adviser, including the backgrounds of its investment personnel prior to approving the existing sub-advisory agreements between each New Sub-Adviser and other funds overseen by the Board, and in connection with its renewal of the existing sub-advisory agreements at its September 2014 Board meeting. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up.

Semiannual Report

Investment Performance. The Board noted that each New Sub-Adviser will continue to utilize the same investment mandate and advisory personnel in managing the fund as it currently uses to manage other funds overseen by the Board. The Board considered the historical investment performance of each New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate as well as each New Sub-Adviser's investment performance on behalf of the other funds overseen by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing each Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers) the amount and nature of fees to be paid by Strategic Advisers to each New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Advisers.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets and that the Sub-Advisory Agreements will not result in a change to the maximum aggregate annual management fee payable by the fund or the portion of the management fee retained by Strategic Advisers, if any. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2016, and its proposal to extend the management fee waiver through September 30, 2017. In addition, the Board considered that the 0.25% portion of the management fee paid to Strategic Advisers is all-inclusive and that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee.

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund and the portion of the management fee retained by Strategic Advisers, if any, the Board did not consider costs of services and profitability to be significant factors in its decision to approve each Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisers, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Advisers will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the annual renewal of the sub-advisory agreements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment Management, LLC

ClariVest Asset Management LLC

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services Company

Morgan Stanley Investment Management, Inc.

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

T. Rowe Price Associates, Inc.

Waddell & Reed Investment Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAI-COR-USAN-0115
1.922645.104

Strategic Advisers®
Core Multi-Manager Fund

Class F

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,075.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,075.90	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,075.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,074.10	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Time Warner, Inc.	1.8	0.7
Microsoft Corp.	1.8	2.0
Comcast Corp. Class A	1.7	1.9
JPMorgan Chase & Co.	1.6	1.4
Wells Fargo & Co.	1.6	2.0
Citigroup, Inc.	1.5	1.2
Johnson & Johnson	1.3	1.3
Actavis PLC	1.3	1.2
HCA Holdings, Inc.	1.2	0.6
	17.0
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	16.2
Health Care	14.5	11.8
Consumer Discretionary	14.3	13.7
Financials	14.3	14.6
Industrials	10.2	9.6
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 94.6%	Stocks 93.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 0.4%	Sector Funds 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Delphi Automotive PLC	2,902	$ 211,701
Johnson Controls, Inc.	1,570	78,500
TRW Automotive Holdings Corp. (a)	1,270	131,318
		421,519
Automobiles - 0.2%
General Motors Co.	1,483	49,577
Harley-Davidson, Inc.	1,000	69,680
		119,257
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,300	57,408
Chipotle Mexican Grill, Inc. (a)	70	46,453
Hilton Worldwide Holdings, Inc.	920	24,122
Las Vegas Sands Corp.	655	41,717
McDonald's Corp.	597	57,796
MGM Mirage, Inc. (a)	600	13,686
Royal Caribbean Cruises Ltd.	2,461	181,474
Starbucks Corp.	1,410	114,506
Starwood Hotels & Resorts Worldwide, Inc.	730	57,670
Wyndham Worldwide Corp.	2,820	235,075
Wynn Resorts Ltd.	260	46,439
Yum! Brands, Inc.	992	76,632
		952,978
Household Durables - 0.3%
D.R. Horton, Inc.	1,192	30,384
Lennar Corp. Class A	1,442	68,120
Mohawk Industries, Inc. (a)	264	40,548
Toll Brothers, Inc. (a)	882	30,861
		169,913
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	660	223,502
Netflix, Inc. (a)	190	65,852
priceline.com, Inc. (a)	230	266,844
		556,198
Leisure Products - 0.3%
Mattel, Inc.	6,375	201,131
Media - 6.1%
Comcast Corp.:
Class A	17,944	1,023,526
Class A (special) (non-vtg.)	2,551	144,922
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	948	$ 83,149
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,660	56,457
DISH Network Corp. Class A (a)	609	48,361
Lamar Advertising Co. Class A	777	41,406
News Corp. Class A (a)	3,220	49,974
The Madison Square Garden Co. Class A (a)	1,269	92,688
The Walt Disney Co.	5,460	505,105
Time Warner Cable, Inc.	1,598	238,549
Time Warner, Inc.	13,221	1,125,372
Twenty-First Century Fox, Inc. Class A	5,535	203,688
Viacom, Inc. Class B (non-vtg.)	1,573	118,966
		3,732,163
Multiline Retail - 0.9%
Dollar General Corp. (a)	2,061	137,551
Dollar Tree, Inc. (a)	270	18,457
Kohl's Corp.	820	48,888
Macy's, Inc.	2,544	165,131
Target Corp.	2,543	188,182
		558,209
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,688	159,775
AutoZone, Inc. (a)	218	125,941
Bed Bath & Beyond, Inc. (a)	2,373	174,107
CarMax, Inc. (a)	1,790	101,994
Gap, Inc.	3,425	135,630
Home Depot, Inc.	5,898	586,261
L Brands, Inc.	990	80,091
Lowe's Companies, Inc.	5,463	348,703
Ross Stores, Inc.	730	66,780
TJX Companies, Inc.	388	25,670
Tractor Supply Co.	100	7,693
		1,812,645
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	280	32,402
Michael Kors Holdings Ltd. (a)	500	38,355
NIKE, Inc. Class B	1,100	109,219
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	167	$ 21,232
Under Armour, Inc. Class A (sub. vtg.) (a)	300	21,747
		222,955
TOTAL CONSUMER DISCRETIONARY		8,746,968
CONSUMER STAPLES - 8.5%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	1,221	142,845
Coca-Cola Enterprises, Inc.	1,908	83,838
Diageo PLC	3,656	112,693
Dr. Pepper Snapple Group, Inc.	720	53,280
Molson Coors Brewing Co. Class B	1,467	113,472
Monster Beverage Corp. (a)	130	14,580
PepsiCo, Inc.	5,438	544,344
SABMiller PLC	428	23,827
The Coca-Cola Co.	6,724	301,437
		1,390,316
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	830	117,960
CVS Health Corp.	4,750	433,960
Kroger Co.	4,882	292,139
Rite Aid Corp. (a)	5,700	31,236
Sysco Corp.	1,710	68,845
Wal-Mart Stores, Inc.	6,233	545,637
Walgreen Co.	1,822	125,007
Whole Foods Market, Inc.	1,070	52,462
		1,667,246
Food Products - 1.2%
Archer Daniels Midland Co.	1,090	57,421
ConAgra Foods, Inc.	2,480	90,570
General Mills, Inc.	220	11,605
Kellogg Co.	3,206	212,398
Keurig Green Mountain, Inc.	100	14,214
Mondelez International, Inc.	8,783	344,294
		730,502
Household Products - 1.3%
Colgate-Palmolive Co.	420	29,228
Energizer Holdings, Inc.	590	76,712
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Henkel AG & Co. KGaA	801	$ 79,322
Procter & Gamble Co.	6,561	593,311
		778,573
Personal Products - 0.1%
Avon Products, Inc.	3,420	33,448
Estee Lauder Companies, Inc. Class A	513	38,034
		71,482
Tobacco - 0.9%
Altria Group, Inc.	590	29,653
British American Tobacco PLC sponsored ADR	745	88,037
Philip Morris International, Inc.	4,787	416,134
Reynolds American, Inc.	458	30,187
		564,011
TOTAL CONSUMER STAPLES		5,202,130
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	450	23,076
Ensco PLC Class A	2,375	80,275
Halliburton Co.	993	41,905
National Oilwell Varco, Inc.	2,242	150,304
Schlumberger Ltd.	3,181	273,407
		568,967
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	4,681	370,501
Apache Corp.	1,620	103,826
BG Group PLC	3,690	51,825
Cabot Oil & Gas Corp.	3,555	117,457
California Resources Corp. (a)(c)	600	4,830
Canadian Natural Resources Ltd.	1,190	39,681
Chesapeake Energy Corp.	1,170	23,704
Chevron Corp.	4,816	524,318
Cimarex Energy Co.	300	31,485
Concho Resources, Inc. (a)	190	18,098
ConocoPhillips Co.	470	31,053
CONSOL Energy, Inc.	400	15,652
Continental Resources, Inc. (a)	190	7,786
Eni SpA sponsored ADR	300	11,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	1,008	$ 87,414
EQT Corp.	620	56,408
Exxon Mobil Corp.	6,923	626,808
Hess Corp.	940	68,554
Imperial Oil Ltd.	800	35,050
Kinder Morgan Holding Co. LLC	530	21,916
Marathon Petroleum Corp.	370	33,333
Murphy Oil Corp.	120	5,810
Noble Energy, Inc.	1,474	72,491
Occidental Petroleum Corp.	859	68,522
Phillips 66 Co.	940	68,639
Pioneer Natural Resources Co.	1,403	200,952
Range Resources Corp.	880	57,772
Royal Dutch Shell PLC Class A sponsored ADR	2,255	149,755
Spectra Energy Corp.	1,030	39,016
Suncor Energy, Inc.	2,964	93,728
Talisman Energy, Inc.	3,610	17,111
The Williams Companies, Inc.	849	43,936
Whiting Petroleum Corp. (a)	100	4,177
WPX Energy, Inc. (a)	1,356	18,401
		3,121,766
TOTAL ENERGY		3,690,733
FINANCIALS - 14.3%
Banks - 6.5%
Bank of America Corp.	25,759	438,933
CIT Group, Inc.	945	46,116
Citigroup, Inc.	16,977	916,249
JPMorgan Chase & Co.	16,777	1,009,304
M&T Bank Corp.	630	79,393
PNC Financial Services Group, Inc.	351	30,702
Standard Chartered PLC (United Kingdom)	2,674	39,141
U.S. Bancorp	10,421	460,608
Wells Fargo & Co.	17,443	950,295
		3,970,741
Capital Markets - 1.9%
Ameriprise Financial, Inc.	500	65,885
Bank of New York Mellon Corp.	1,800	72,054
BlackRock, Inc. Class A	237	85,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,312	$ 37,156
E*TRADE Financial Corp. (a)	1,620	36,952
Goldman Sachs Group, Inc.	1,293	243,614
LPL Financial	600	25,602
Morgan Stanley	5,786	203,551
Northern Trust Corp.	1,130	76,535
Och-Ziff Capital Management Group LLC Class A	1,300	15,405
State Street Corp.	3,220	247,071
TD Ameritrade Holding Corp.	1,090	37,725
		1,146,652
Consumer Finance - 1.3%
American Express Co.	3,074	284,099
Capital One Financial Corp.	3,914	325,645
Discover Financial Services	2,405	157,648
		767,392
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	2,121	315,371
CME Group, Inc.	1,385	117,226
IntercontinentalExchange Group, Inc.	397	89,718
McGraw Hill Financial, Inc.	2,330	217,762
		740,077
Insurance - 1.9%
ACE Ltd.	1,400	160,076
American International Group, Inc.	2,163	118,532
CNA Financial Corp.	700	27,104
FNF Group	880	28,512
Genworth Financial, Inc. Class A (a)	3,158	28,706
Lincoln National Corp.	460	26,050
Loews Corp.	400	16,656
Marsh & McLennan Companies, Inc.	3,163	178,994
MetLife, Inc.	3,700	205,757
Progressive Corp.	3,390	92,344
Unum Group	4,105	136,368
XL Group PLC Class A	4,131	146,733
		1,165,832
Real Estate Investment Trusts - 1.5%
American Tower Corp.	3,409	357,979
AvalonBay Communities, Inc.	520	83,611
Crown Castle International Corp.	890	73,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	193	$ 13,562
Federal Realty Investment Trust (SBI)	312	41,390
General Growth Properties, Inc.	600	16,056
Iron Mountain, Inc.	1,007	38,276
Public Storage	160	30,021
Simon Property Group, Inc.	740	133,792
SL Green Realty Corp.	150	17,421
Vornado Realty Trust	699	77,980
Weyerhaeuser Co.	990	34,957
		918,995
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	677	31,156
TOTAL FINANCIALS		8,740,845
HEALTH CARE - 14.5%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	420	81,858
Amgen, Inc.	2,649	437,906
Biogen Idec, Inc. (a)	397	122,153
Celgene Corp. (a)	1,494	169,853
Gilead Sciences, Inc. (a)	3,767	377,905
Incyte Corp. (a)	240	18,132
Regeneron Pharmaceuticals, Inc. (a)	80	33,289
United Therapeutics Corp. (a)	50	6,629
Vertex Pharmaceuticals, Inc. (a)	500	58,940
		1,306,665
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	5,556	247,298
Baxter International, Inc.	3,196	233,308
Becton, Dickinson & Co.	2,086	292,728
Covidien PLC	1,036	104,636
DENTSPLY International, Inc.	636	34,967
Intuitive Surgical, Inc. (a)	80	41,422
Medtronic, Inc.	6,460	477,200
St. Jude Medical, Inc.	270	18,349
Stryker Corp.	920	85,477
		1,535,385
Health Care Providers & Services - 3.1%
Aetna, Inc.	910	79,388
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	190	$ 15,616
DaVita HealthCare Partners, Inc. (a)	500	38,265
Express Scripts Holding Co. (a)	1,466	121,898
HCA Holdings, Inc. (a)	9,997	696,691
Humana, Inc.	470	64,846
McKesson Corp.	1,964	413,933
UnitedHealth Group, Inc.	3,840	378,739
Universal Health Services, Inc. Class B	120	12,554
WellPoint, Inc.	590	75,467
		1,897,397
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,510	64,537
Thermo Fisher Scientific, Inc.	817	105,630
		170,167
Pharmaceuticals - 6.5%
AbbVie, Inc.	7,499	518,931
Actavis PLC (a)	2,968	803,170
Allergan, Inc.	1,955	418,155
Bristol-Myers Squibb Co.	2,220	131,091
Eli Lilly & Co.	1,970	134,196
GlaxoSmithKline PLC sponsored ADR	1,458	67,724
Horizon Pharma PLC (a)	250	3,195
Johnson & Johnson	7,480	809,710
Mallinckrodt PLC (a)	200	18,444
Merck & Co., Inc.	3,979	240,332
Mylan, Inc. (a)	2,274	133,279
Novartis AG sponsored ADR	232	22,423
Perrigo Co. PLC	170	27,232
Pfizer, Inc.	9,725	302,934
Shire PLC sponsored ADR	220	46,992
Teva Pharmaceutical Industries Ltd. sponsored ADR	920	52,422
Zoetis, Inc. Class A	5,169	232,243
		3,962,473
TOTAL HEALTH CARE		8,872,087
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	603	59,739
Lockheed Martin Corp.	1,162	222,593
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	360	$ 85,644
Raytheon Co.	3,412	364,060
Textron, Inc.	1,980	85,774
The Boeing Co.	3,270	439,357
United Technologies Corp.	2,635	290,061
		1,547,228
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	200	14,748
Expeditors International of Washington, Inc.	300	14,046
FedEx Corp.	1,025	182,635
United Parcel Service, Inc. Class B	1,323	145,424
		356,853
Airlines - 0.8%
American Airlines Group, Inc.	2,430	117,928
Delta Air Lines, Inc.	6,740	314,556
United Continental Holdings, Inc. (a)	1,290	78,987
		511,471
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	662	29,737
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	813	32,203
Tyco International Ltd.	4,976	213,470
Waste Management, Inc.	135	6,579
		252,252
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	400	12,200
Electrical Equipment - 0.5%
Emerson Electric Co.	2,400	153,000
Hubbell, Inc. Class B	600	64,080
Sensata Technologies Holding BV (a)	1,750	86,748
		303,828
Industrial Conglomerates - 2.0%
3M Co.	1,520	243,337
Danaher Corp.	2,853	238,397
General Electric Co.	25,917	686,541
Roper Industries, Inc.	210	33,142
		1,201,417
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Caterpillar, Inc.	380	$ 38,228
Cummins, Inc.	1,099	160,036
Deere & Co.	1,354	117,283
Flowserve Corp.	1,320	77,708
Ingersoll-Rand PLC	290	18,287
Pall Corp.	300	28,833
Parker Hannifin Corp.	1,405	181,287
Stanley Black & Decker, Inc.	1,327	125,322
		746,984
Professional Services - 0.1%
Equifax, Inc.	480	38,184
Nielsen Holdings B.V.	291	12,155
		50,339
Road & Rail - 1.8%
Canadian National Railway Co.	710	50,498
Canadian Pacific Railway Ltd.	897	173,438
CSX Corp.	2,229	81,336
Norfolk Southern Corp.	5,200	580,528
Union Pacific Corp.	1,892	220,929
		1,106,729
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	450	110,556
TOTAL INDUSTRIALS		6,229,594
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	23,933	661,508
Motorola Solutions, Inc.	730	47,976
QUALCOMM, Inc.	7,326	534,065
		1,243,549
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	940	50,412
Keysight Technologies, Inc. (a)	755	26,576
TE Connectivity Ltd.	8,099	519,956
Trimble Navigation Ltd. (a)	730	20,531
		617,475
Internet Software & Services - 3.0%
eBay, Inc. (a)	5,792	317,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	5,413	$ 420,590
Google, Inc.:
Class A (a)	658	361,295
Class C (a)	1,109	600,889
LinkedIn Corp. (a)	100	22,627
Rackspace Hosting, Inc. (a)	190	8,723
Velti PLC (a)(e)	976	16
VeriSign, Inc. (a)	910	54,691
Yahoo!, Inc. (a)	1,163	60,174
		1,846,870
IT Services - 2.4%
Accenture PLC Class A	950	82,014
Amdocs Ltd.	1,238	60,346
ASAC II LP (a)(e)	1,527	22,778
Automatic Data Processing, Inc.	950	81,358
Cognizant Technology Solutions Corp. Class A (a)	1,670	90,163
Fidelity National Information Services, Inc.	920	56,295
IBM Corp.	1,073	174,008
MasterCard, Inc. Class A	3,715	324,282
Visa, Inc. Class A	2,059	531,613
Xerox Corp.	3,159	44,100
		1,466,957
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	5,426	204,126
Applied Materials, Inc.	13,577	326,527
ASML Holding NV	400	42,272
Atmel Corp. (a)	2,220	17,560
Broadcom Corp. Class A	3,311	142,803
Intel Corp.	8,100	301,725
Lam Research Corp.	2,348	194,039
Xilinx, Inc.	5,052	229,563
		1,458,615
Software - 3.0%
Adobe Systems, Inc. (a)	400	29,472
Autodesk, Inc. (a)	600	37,200
Microsoft Corp.	23,027	1,100,921
Oracle Corp.	8,582	363,963
Red Hat, Inc. (a)	2,590	160,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	1,353	$ 81,004
VMware, Inc. Class A (a)	220	19,351
		1,792,880
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,186	1,925,001
EMC Corp.	13,774	418,041
First Data Holdings, Inc. Class B (e)	3,850	14,091
Hewlett-Packard Co.	5,991	234,008
Samsung Electronics Co. Ltd.	6	6,936
SanDisk Corp.	319	33,004
Seagate Technology LLC	1,100	72,721
Western Digital Corp.	3,066	316,626
		3,020,428
TOTAL INFORMATION TECHNOLOGY		11,446,774
MATERIALS - 5.1%
Chemicals - 3.1%
Airgas, Inc.	660	76,316
Ashland, Inc.	420	47,901
Celanese Corp. Class A	1,010	60,671
E.I. du Pont de Nemours & Co.	519	37,057
Ecolab, Inc.	1,210	131,830
LyondellBasell Industries NV Class A	450	35,487
Monsanto Co.	1,446	173,390
Potash Corp. of Saskatchewan, Inc.	2,711	94,523
PPG Industries, Inc.	1,611	352,519
Praxair, Inc.	720	92,434
RPM International, Inc.	800	38,160
Sherwin-Williams Co.	450	110,187
Syngenta AG (Switzerland)	71	23,393
The Dow Chemical Co.	5,122	249,288
The Mosaic Co.	2,794	127,881
W.R. Grace & Co. (a)	2,719	261,214
		1,912,251
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,722	326,749
Vulcan Materials Co.	1,938	128,102
		454,851
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Ball Corp.	490	$ 32,864
Packaging Corp. of America	3,843	285,458
Sealed Air Corp.	4,769	188,519
		506,841
Metals & Mining - 0.3%
Alcoa, Inc.	2,100	36,309
Franco-Nevada Corp.	300	15,051
Freeport-McMoRan, Inc.	1,956	52,519
Nucor Corp.	770	41,295
Teck Resources Ltd. Class B (sub. vtg.)	892	13,830
		159,004
Paper & Forest Products - 0.1%
International Paper Co.	970	52,205
TOTAL MATERIALS		3,085,152
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,960	140,105
Verizon Communications, Inc.	12,297	622,105
		762,210
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,560	74,726
TOTAL TELECOMMUNICATION SERVICES		836,936
UTILITIES - 1.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,600	92,080
Entergy Corp.	380	31,882
Exelon Corp.	2,576	93,174
FirstEnergy Corp.	2,730	100,682
ITC Holdings Corp.	3,322	126,203
Northeast Utilities	590	29,878
		473,899
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	1,080	24,797
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	3,150	$ 98,469
The AES Corp.	4,890	67,824
		191,090
Multi-Utilities - 0.3%
CMS Energy Corp.	1,773	58,686
NiSource, Inc.	2,020	84,517
PG&E Corp.	1,310	66,152
		209,355
TOTAL UTILITIES		874,344
TOTAL COMMON STOCKS (Cost $41,859,043)		57,725,563
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,213
Equity Funds - 0.4%
	Shares
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF (Cost $188,699)	3,562	247,880
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 1/2/15 to 2/5/15 (d) (Cost $79,997)	$ 80,000	79,999
Money Market Funds - 5.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (b)	32,252	$ 32,252
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	3,155,961	3,155,961
TOTAL MONEY MARKET FUNDS (Cost $3,188,213)		3,188,213
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $45,320,952)		61,245,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(214,442)
NET ASSETS - 100%		$ 61,031,426
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 619,890	$ 22,370
7 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	1,008,560	6,605
TOTAL EQUITY INDEX CONTRACTS		$ 1,628,450	$ 28,975

The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,885 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,746,968	$ 8,746,968	$ -	$ -
Consumer Staples	5,202,130	5,089,437	112,693	-
Energy	3,690,733	3,638,908	51,825	-
Financials	8,740,845	8,740,845	-	-
Health Care	8,872,087	8,872,087	-	-
Industrials	6,229,594	6,229,594	-	-
Information Technology	11,446,774	11,409,889	16	36,869
Materials	3,085,152	3,061,759	23,393	-
Telecommunication Services	836,936	836,936	-	-
Utilities	874,344	874,344	-	-
Corporate Bonds	4,213	-	4,213	-
Equity Funds	247,880	247,880	-	-
U.S. Treasury Obligations	79,999	-	79,999	-
Money Market Funds	3,188,213	3,188,213	-	-
Total Investments in Securities:	$ 61,245,868	$ 60,936,860	$ 272,139	$ 36,869
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 28,975	$ 28,975	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 28,975	$ -
Total Value of Derivatives	$ 28,975	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $45,320,952)		$ 61,245,868
Receivable for investments sold		722,949
Receivable for fund shares sold		1,813
Dividends receivable		99,761
Interest receivable		53
Prepaid expenses		175
Receivable from investment adviser for expense reductions		2,814
Other receivables		511
Total assets		62,073,944

Liabilities
Payable to custodian bank	$ 3,796
Payable for investments purchased Regular delivery	914,727
Delayed delivery	4,814
Payable for fund shares redeemed	100
Accrued management fee	29,675
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	11,110
Custodian fees payable	50,927
Other affiliated payables	6,102
Other payables and accrued expenses	21,243
Total liabilities		1,042,518

Net Assets		$ 61,031,426
Net Assets consist of:
Paid in capital		$ 41,203,965
Undistributed net investment income		205,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,668,298
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,953,276
Net Assets		$ 61,031,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($58,551,475 ÷ 4,327,416 shares)	$ 13.53

Class F: Net Asset Value, offering price and redemption price per share ($2,244,760 ÷ 165,613 shares)	$ 13.55

Class L: Net Asset Value, offering price and redemption price per share ($117,746 ÷ 8,702 shares)	$ 13.53

Class N: Net Asset Value, offering price and redemption price per share ($117,445 ÷ 8,691 shares)	$ 13.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 487,055
Interest		234
Total income		487,289

Expenses
Management fee	$ 174,566
Transfer agent fees	25,509
Distribution and service plan fees	140
Accounting fees and expenses	11,245
Custodian fees and expenses	48,378
Independent trustees' compensation	337
Registration fees	34,271
Audit	29,723
Legal	204
Miscellaneous	241
Total expenses before reductions	324,614
Expense reductions	(45,121)	279,493
Net investment income (loss)		207,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,842,166
Foreign currency transactions	25
Futures contracts	100,087
Total net realized gain (loss)		3,942,278
Change in net unrealized appreciation (depreciation) on: Investment securities	153,525
Assets and liabilities in foreign currencies	(614)
Futures contracts	(22,769)
Total change in net unrealized appreciation (depreciation)		130,142
Net gain (loss)		4,072,420
Net increase (decrease) in net assets resulting from operations		$ 4,280,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 207,796	$ 593,718
Net realized gain (loss)	3,942,278	8,939,231
Change in net unrealized appreciation (depreciation)	130,142	3,471,364
Net increase (decrease) in net assets resulting from operations	4,280,216	13,004,313
Distributions to shareholders from net investment income	(258,608)	(586,601)
Distributions to shareholders from net realized gain	(6,656,207)	(5,451,973)
Total distributions	(6,914,815)	(6,038,574)
Share transactions - net increase (decrease)	982,578	(12,190,268)
Total increase (decrease) in net assets	(1,652,021)	(5,224,529)

Net Assets
Beginning of period	62,683,447	67,907,976
End of period (including undistributed net investment income of $205,887 and undistributed net investment income of $256,699, respectively)	$ 61,031,426	$ 62,683,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.11	.13	.05
Net realized and unrealized gain (loss)	.96	2.27	2.60	.57
Total from investment operations	1.01	2.38	2.73	.62
Distributions from net investment income	(.07)	(.11)	(.12)	(.01)
Distributions from net realized gain	(1.70)	(1.02)	(.20)	-
Total distributions	(1.76) I	(1.12) H	(.32)	(.01)
Net asset value, end of period	$ 13.53	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	7.59%	19.49%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.12%A	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.96%	.97%A
Net investment income (loss)	.72%A	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,551	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	138% A	134%	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.05	.12	.06
Net realized and unrealized gain (loss)	.96	2.28	1.46
Total from investment operations	1.01	2.40	1.52
Distributions from net investment income	(.07)	(.11)	(.08)
Distributions from net realized gain	(1.70)	(1.02)	(.04)
Total distributions	(1.76)I	(1.12)H	(.12)
Net asset value, end of period	$ 13.55	$ 14.30	$ 13.02
Total ReturnB, C	7.59%	19.66%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.04%A	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.86%A
Net investment income (loss)	.82%A	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,527	$ 285
Portfolio turnover rateG	138% A	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.95	1.19
Total from investment operations	1.00	1.26
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.76)H	(.47)
Net asset value, end of period	$ 13.53	$ 14.29
Total ReturnB, C	7.52%	9.50%
Ratios to Average Net Assets F
Expenses before reductions	1.14%A	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%A
Expenses net of all reductions	.97%A	.97%A
Net investment income (loss)	.72%A	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rateG	138% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	.96	1.18
Total from investment operations	.99	1.23
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.75)	(.46)H
Net asset value, end of period	$ 13.51	$ 14.27
Total ReturnB, C	7.41%	9.32%
Ratios to Average Net Assets F
Expenses before reductions	1.38%A	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%A
Expenses net of all reductions	1.22%A	1.22%A
Net investment income (loss)	.47%A	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 109
Portfolio turnover rateG	138% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,268,061
Gross unrealized depreciation	(540,804)
Net unrealized appreciation (depreciation) on securities	$ 15,727,257

Tax cost	$ 45,518,611

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $100,087 and a change in net unrealized appreciation (depreciation) of $(22,769) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $38,890,858 and $43,515,631, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 140	$ 140

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Multi-Manager	$ 25,395.09
Class L	57.10
Class N	57.10
	$ 25,509

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $729 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $1,687.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 41,691
Class F	.87%	1,559
Class L	.97%	91
Class N	1.22%	91

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014A
From net investment income
Core Multi-Manager	$ 250,327	$ 579,841
Class F	7,384	5,901
Class L	506	444
Class N	391	415
Total	$ 258,608	$ 586,601
From net realized gain
Core Multi-Manager	$ 6,440,228	$ 5,399,206
Class F	189,960	46,767
Class L	13,011	3,000
Class N	13,008	3,000
Total	$ 6,656,207	$ 5,451,973

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014A	Six months ended November 30, 2014	Year ended May 31, 2014A
Core Multi-Manager
Shares sold	39,223	73,693	$ 517,408	$ 963,366
Reinvestment of distributions	514,262	466,074	6,690,555	5,979,047
Shares redeemed	(492,263)	(1,468,517)	(7,020,392)	(20,481,128)
Net increase (decrease)	61,222	(928,750)	$ 187,571	$ (13,538,715)
Class F
Shares sold	50,715	90,818	$ 664,255	$ 1,223,378
Reinvestment of distributions	15,156	4,013	197,344	52,668
Shares redeemed	(7,028)	(9,936)	(93,508)	(134,458)
Net increase (decrease)	58,843	84,895	$ 768,091	$ 1,141,588
Class L
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,040	255	13,517	3,444
Net increase (decrease)	1,040	7,662	$ 13,517	$ 103,444
Class N
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,031	253	13,399	3,415
Net increase (decrease)	1,031	7,660	$ 13,399	$ 103,415

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (Alliance Bernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Alliance Bernstein, Cornerstone, First Eagle, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the third quartile and that Class F had under-performed 55% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 4, 2014, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve investment advisory agreements (the Sub-Advisory Agreements) with Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Company (the "New Sub-Advisers") for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve each Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board noted that it is familiar with the nature, extent and quality of services provided by each New Sub-Adviser from its oversight of the New Sub-Advisers on behalf of other funds overseen by the Board and that the same investment personnel and support staff, including compliance personnel, of each New Sub-Adviser that currently provides services to other Strategic Advisers funds will also provide services to the fund pursuant to the same investment mandate. The Board considered that it reviewed information regarding the staffing within each New Sub-Adviser, including the backgrounds of its investment personnel prior to approving the existing sub-advisory agreements between each New Sub-Adviser and other funds overseen by the Board, and in connection with its renewal of the existing sub-advisory agreements at its September 2014 Board meeting. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up.

Semiannual Report

Investment Performance. The Board noted that each New Sub-Adviser will continue to utilize the same investment mandate and advisory personnel in managing the fund as it currently uses to manage other funds overseen by the Board. The Board considered the historical investment performance of each New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate as well as each New Sub-Adviser's investment performance on behalf of the other funds overseen by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing each Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers) the amount and nature of fees to be paid by Strategic Advisers to each New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Advisers.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreements will not result in a change to the maximum aggregate annual management fee payable by the fund or the portion of the management fee retained by Strategic Advisers, if any. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.97%, 0.97% and 1.22%, respectively, through July 31, 2015. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund and the portion of the management fee retained by Strategic Advisers, if any, the Board did not consider costs of services and profitability to be significant factors in its decision to approve each Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisers, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Advisers will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the annual renewal of the sub-advisory agreements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

Cornerstone Investment Partners, LLC

First Eagle Investment Management LLC

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-F-SANN-0115
1.951478.101

Strategic Advisers®
Core Multi-Manager Fund -
Class L and Class N

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,075.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,075.90	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,075.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,074.10	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Time Warner, Inc.	1.8	0.7
Microsoft Corp.	1.8	2.0
Comcast Corp. Class A	1.7	1.9
JPMorgan Chase & Co.	1.6	1.4
Wells Fargo & Co.	1.6	2.0
Citigroup, Inc.	1.5	1.2
Johnson & Johnson	1.3	1.3
Actavis PLC	1.3	1.2
HCA Holdings, Inc.	1.2	0.6
	17.0
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	16.2
Health Care	14.5	11.8
Consumer Discretionary	14.3	13.7
Financials	14.3	14.6
Industrials	10.2	9.6
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 94.6%	Stocks 93.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 0.4%	Sector Funds 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Delphi Automotive PLC	2,902	$ 211,701
Johnson Controls, Inc.	1,570	78,500
TRW Automotive Holdings Corp. (a)	1,270	131,318
		421,519
Automobiles - 0.2%
General Motors Co.	1,483	49,577
Harley-Davidson, Inc.	1,000	69,680
		119,257
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,300	57,408
Chipotle Mexican Grill, Inc. (a)	70	46,453
Hilton Worldwide Holdings, Inc.	920	24,122
Las Vegas Sands Corp.	655	41,717
McDonald's Corp.	597	57,796
MGM Mirage, Inc. (a)	600	13,686
Royal Caribbean Cruises Ltd.	2,461	181,474
Starbucks Corp.	1,410	114,506
Starwood Hotels & Resorts Worldwide, Inc.	730	57,670
Wyndham Worldwide Corp.	2,820	235,075
Wynn Resorts Ltd.	260	46,439
Yum! Brands, Inc.	992	76,632
		952,978
Household Durables - 0.3%
D.R. Horton, Inc.	1,192	30,384
Lennar Corp. Class A	1,442	68,120
Mohawk Industries, Inc. (a)	264	40,548
Toll Brothers, Inc. (a)	882	30,861
		169,913
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	660	223,502
Netflix, Inc. (a)	190	65,852
priceline.com, Inc. (a)	230	266,844
		556,198
Leisure Products - 0.3%
Mattel, Inc.	6,375	201,131
Media - 6.1%
Comcast Corp.:
Class A	17,944	1,023,526
Class A (special) (non-vtg.)	2,551	144,922
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	948	$ 83,149
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,660	56,457
DISH Network Corp. Class A (a)	609	48,361
Lamar Advertising Co. Class A	777	41,406
News Corp. Class A (a)	3,220	49,974
The Madison Square Garden Co. Class A (a)	1,269	92,688
The Walt Disney Co.	5,460	505,105
Time Warner Cable, Inc.	1,598	238,549
Time Warner, Inc.	13,221	1,125,372
Twenty-First Century Fox, Inc. Class A	5,535	203,688
Viacom, Inc. Class B (non-vtg.)	1,573	118,966
		3,732,163
Multiline Retail - 0.9%
Dollar General Corp. (a)	2,061	137,551
Dollar Tree, Inc. (a)	270	18,457
Kohl's Corp.	820	48,888
Macy's, Inc.	2,544	165,131
Target Corp.	2,543	188,182
		558,209
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,688	159,775
AutoZone, Inc. (a)	218	125,941
Bed Bath & Beyond, Inc. (a)	2,373	174,107
CarMax, Inc. (a)	1,790	101,994
Gap, Inc.	3,425	135,630
Home Depot, Inc.	5,898	586,261
L Brands, Inc.	990	80,091
Lowe's Companies, Inc.	5,463	348,703
Ross Stores, Inc.	730	66,780
TJX Companies, Inc.	388	25,670
Tractor Supply Co.	100	7,693
		1,812,645
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	280	32,402
Michael Kors Holdings Ltd. (a)	500	38,355
NIKE, Inc. Class B	1,100	109,219
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	167	$ 21,232
Under Armour, Inc. Class A (sub. vtg.) (a)	300	21,747
		222,955
TOTAL CONSUMER DISCRETIONARY		8,746,968
CONSUMER STAPLES - 8.5%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	1,221	142,845
Coca-Cola Enterprises, Inc.	1,908	83,838
Diageo PLC	3,656	112,693
Dr. Pepper Snapple Group, Inc.	720	53,280
Molson Coors Brewing Co. Class B	1,467	113,472
Monster Beverage Corp. (a)	130	14,580
PepsiCo, Inc.	5,438	544,344
SABMiller PLC	428	23,827
The Coca-Cola Co.	6,724	301,437
		1,390,316
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	830	117,960
CVS Health Corp.	4,750	433,960
Kroger Co.	4,882	292,139
Rite Aid Corp. (a)	5,700	31,236
Sysco Corp.	1,710	68,845
Wal-Mart Stores, Inc.	6,233	545,637
Walgreen Co.	1,822	125,007
Whole Foods Market, Inc.	1,070	52,462
		1,667,246
Food Products - 1.2%
Archer Daniels Midland Co.	1,090	57,421
ConAgra Foods, Inc.	2,480	90,570
General Mills, Inc.	220	11,605
Kellogg Co.	3,206	212,398
Keurig Green Mountain, Inc.	100	14,214
Mondelez International, Inc.	8,783	344,294
		730,502
Household Products - 1.3%
Colgate-Palmolive Co.	420	29,228
Energizer Holdings, Inc.	590	76,712
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Henkel AG & Co. KGaA	801	$ 79,322
Procter & Gamble Co.	6,561	593,311
		778,573
Personal Products - 0.1%
Avon Products, Inc.	3,420	33,448
Estee Lauder Companies, Inc. Class A	513	38,034
		71,482
Tobacco - 0.9%
Altria Group, Inc.	590	29,653
British American Tobacco PLC sponsored ADR	745	88,037
Philip Morris International, Inc.	4,787	416,134
Reynolds American, Inc.	458	30,187
		564,011
TOTAL CONSUMER STAPLES		5,202,130
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	450	23,076
Ensco PLC Class A	2,375	80,275
Halliburton Co.	993	41,905
National Oilwell Varco, Inc.	2,242	150,304
Schlumberger Ltd.	3,181	273,407
		568,967
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	4,681	370,501
Apache Corp.	1,620	103,826
BG Group PLC	3,690	51,825
Cabot Oil & Gas Corp.	3,555	117,457
California Resources Corp. (a)(c)	600	4,830
Canadian Natural Resources Ltd.	1,190	39,681
Chesapeake Energy Corp.	1,170	23,704
Chevron Corp.	4,816	524,318
Cimarex Energy Co.	300	31,485
Concho Resources, Inc. (a)	190	18,098
ConocoPhillips Co.	470	31,053
CONSOL Energy, Inc.	400	15,652
Continental Resources, Inc. (a)	190	7,786
Eni SpA sponsored ADR	300	11,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	1,008	$ 87,414
EQT Corp.	620	56,408
Exxon Mobil Corp.	6,923	626,808
Hess Corp.	940	68,554
Imperial Oil Ltd.	800	35,050
Kinder Morgan Holding Co. LLC	530	21,916
Marathon Petroleum Corp.	370	33,333
Murphy Oil Corp.	120	5,810
Noble Energy, Inc.	1,474	72,491
Occidental Petroleum Corp.	859	68,522
Phillips 66 Co.	940	68,639
Pioneer Natural Resources Co.	1,403	200,952
Range Resources Corp.	880	57,772
Royal Dutch Shell PLC Class A sponsored ADR	2,255	149,755
Spectra Energy Corp.	1,030	39,016
Suncor Energy, Inc.	2,964	93,728
Talisman Energy, Inc.	3,610	17,111
The Williams Companies, Inc.	849	43,936
Whiting Petroleum Corp. (a)	100	4,177
WPX Energy, Inc. (a)	1,356	18,401
		3,121,766
TOTAL ENERGY		3,690,733
FINANCIALS - 14.3%
Banks - 6.5%
Bank of America Corp.	25,759	438,933
CIT Group, Inc.	945	46,116
Citigroup, Inc.	16,977	916,249
JPMorgan Chase & Co.	16,777	1,009,304
M&T Bank Corp.	630	79,393
PNC Financial Services Group, Inc.	351	30,702
Standard Chartered PLC (United Kingdom)	2,674	39,141
U.S. Bancorp	10,421	460,608
Wells Fargo & Co.	17,443	950,295
		3,970,741
Capital Markets - 1.9%
Ameriprise Financial, Inc.	500	65,885
Bank of New York Mellon Corp.	1,800	72,054
BlackRock, Inc. Class A	237	85,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,312	$ 37,156
E*TRADE Financial Corp. (a)	1,620	36,952
Goldman Sachs Group, Inc.	1,293	243,614
LPL Financial	600	25,602
Morgan Stanley	5,786	203,551
Northern Trust Corp.	1,130	76,535
Och-Ziff Capital Management Group LLC Class A	1,300	15,405
State Street Corp.	3,220	247,071
TD Ameritrade Holding Corp.	1,090	37,725
		1,146,652
Consumer Finance - 1.3%
American Express Co.	3,074	284,099
Capital One Financial Corp.	3,914	325,645
Discover Financial Services	2,405	157,648
		767,392
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	2,121	315,371
CME Group, Inc.	1,385	117,226
IntercontinentalExchange Group, Inc.	397	89,718
McGraw Hill Financial, Inc.	2,330	217,762
		740,077
Insurance - 1.9%
ACE Ltd.	1,400	160,076
American International Group, Inc.	2,163	118,532
CNA Financial Corp.	700	27,104
FNF Group	880	28,512
Genworth Financial, Inc. Class A (a)	3,158	28,706
Lincoln National Corp.	460	26,050
Loews Corp.	400	16,656
Marsh & McLennan Companies, Inc.	3,163	178,994
MetLife, Inc.	3,700	205,757
Progressive Corp.	3,390	92,344
Unum Group	4,105	136,368
XL Group PLC Class A	4,131	146,733
		1,165,832
Real Estate Investment Trusts - 1.5%
American Tower Corp.	3,409	357,979
AvalonBay Communities, Inc.	520	83,611
Crown Castle International Corp.	890	73,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	193	$ 13,562
Federal Realty Investment Trust (SBI)	312	41,390
General Growth Properties, Inc.	600	16,056
Iron Mountain, Inc.	1,007	38,276
Public Storage	160	30,021
Simon Property Group, Inc.	740	133,792
SL Green Realty Corp.	150	17,421
Vornado Realty Trust	699	77,980
Weyerhaeuser Co.	990	34,957
		918,995
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	677	31,156
TOTAL FINANCIALS		8,740,845
HEALTH CARE - 14.5%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	420	81,858
Amgen, Inc.	2,649	437,906
Biogen Idec, Inc. (a)	397	122,153
Celgene Corp. (a)	1,494	169,853
Gilead Sciences, Inc. (a)	3,767	377,905
Incyte Corp. (a)	240	18,132
Regeneron Pharmaceuticals, Inc. (a)	80	33,289
United Therapeutics Corp. (a)	50	6,629
Vertex Pharmaceuticals, Inc. (a)	500	58,940
		1,306,665
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	5,556	247,298
Baxter International, Inc.	3,196	233,308
Becton, Dickinson & Co.	2,086	292,728
Covidien PLC	1,036	104,636
DENTSPLY International, Inc.	636	34,967
Intuitive Surgical, Inc. (a)	80	41,422
Medtronic, Inc.	6,460	477,200
St. Jude Medical, Inc.	270	18,349
Stryker Corp.	920	85,477
		1,535,385
Health Care Providers & Services - 3.1%
Aetna, Inc.	910	79,388
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	190	$ 15,616
DaVita HealthCare Partners, Inc. (a)	500	38,265
Express Scripts Holding Co. (a)	1,466	121,898
HCA Holdings, Inc. (a)	9,997	696,691
Humana, Inc.	470	64,846
McKesson Corp.	1,964	413,933
UnitedHealth Group, Inc.	3,840	378,739
Universal Health Services, Inc. Class B	120	12,554
WellPoint, Inc.	590	75,467
		1,897,397
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,510	64,537
Thermo Fisher Scientific, Inc.	817	105,630
		170,167
Pharmaceuticals - 6.5%
AbbVie, Inc.	7,499	518,931
Actavis PLC (a)	2,968	803,170
Allergan, Inc.	1,955	418,155
Bristol-Myers Squibb Co.	2,220	131,091
Eli Lilly & Co.	1,970	134,196
GlaxoSmithKline PLC sponsored ADR	1,458	67,724
Horizon Pharma PLC (a)	250	3,195
Johnson & Johnson	7,480	809,710
Mallinckrodt PLC (a)	200	18,444
Merck & Co., Inc.	3,979	240,332
Mylan, Inc. (a)	2,274	133,279
Novartis AG sponsored ADR	232	22,423
Perrigo Co. PLC	170	27,232
Pfizer, Inc.	9,725	302,934
Shire PLC sponsored ADR	220	46,992
Teva Pharmaceutical Industries Ltd. sponsored ADR	920	52,422
Zoetis, Inc. Class A	5,169	232,243
		3,962,473
TOTAL HEALTH CARE		8,872,087
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	603	59,739
Lockheed Martin Corp.	1,162	222,593
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	360	$ 85,644
Raytheon Co.	3,412	364,060
Textron, Inc.	1,980	85,774
The Boeing Co.	3,270	439,357
United Technologies Corp.	2,635	290,061
		1,547,228
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	200	14,748
Expeditors International of Washington, Inc.	300	14,046
FedEx Corp.	1,025	182,635
United Parcel Service, Inc. Class B	1,323	145,424
		356,853
Airlines - 0.8%
American Airlines Group, Inc.	2,430	117,928
Delta Air Lines, Inc.	6,740	314,556
United Continental Holdings, Inc. (a)	1,290	78,987
		511,471
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	662	29,737
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	813	32,203
Tyco International Ltd.	4,976	213,470
Waste Management, Inc.	135	6,579
		252,252
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	400	12,200
Electrical Equipment - 0.5%
Emerson Electric Co.	2,400	153,000
Hubbell, Inc. Class B	600	64,080
Sensata Technologies Holding BV (a)	1,750	86,748
		303,828
Industrial Conglomerates - 2.0%
3M Co.	1,520	243,337
Danaher Corp.	2,853	238,397
General Electric Co.	25,917	686,541
Roper Industries, Inc.	210	33,142
		1,201,417
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Caterpillar, Inc.	380	$ 38,228
Cummins, Inc.	1,099	160,036
Deere & Co.	1,354	117,283
Flowserve Corp.	1,320	77,708
Ingersoll-Rand PLC	290	18,287
Pall Corp.	300	28,833
Parker Hannifin Corp.	1,405	181,287
Stanley Black & Decker, Inc.	1,327	125,322
		746,984
Professional Services - 0.1%
Equifax, Inc.	480	38,184
Nielsen Holdings B.V.	291	12,155
		50,339
Road & Rail - 1.8%
Canadian National Railway Co.	710	50,498
Canadian Pacific Railway Ltd.	897	173,438
CSX Corp.	2,229	81,336
Norfolk Southern Corp.	5,200	580,528
Union Pacific Corp.	1,892	220,929
		1,106,729
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	450	110,556
TOTAL INDUSTRIALS		6,229,594
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	23,933	661,508
Motorola Solutions, Inc.	730	47,976
QUALCOMM, Inc.	7,326	534,065
		1,243,549
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	940	50,412
Keysight Technologies, Inc. (a)	755	26,576
TE Connectivity Ltd.	8,099	519,956
Trimble Navigation Ltd. (a)	730	20,531
		617,475
Internet Software & Services - 3.0%
eBay, Inc. (a)	5,792	317,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	5,413	$ 420,590
Google, Inc.:
Class A (a)	658	361,295
Class C (a)	1,109	600,889
LinkedIn Corp. (a)	100	22,627
Rackspace Hosting, Inc. (a)	190	8,723
Velti PLC (a)(e)	976	16
VeriSign, Inc. (a)	910	54,691
Yahoo!, Inc. (a)	1,163	60,174
		1,846,870
IT Services - 2.4%
Accenture PLC Class A	950	82,014
Amdocs Ltd.	1,238	60,346
ASAC II LP (a)(e)	1,527	22,778
Automatic Data Processing, Inc.	950	81,358
Cognizant Technology Solutions Corp. Class A (a)	1,670	90,163
Fidelity National Information Services, Inc.	920	56,295
IBM Corp.	1,073	174,008
MasterCard, Inc. Class A	3,715	324,282
Visa, Inc. Class A	2,059	531,613
Xerox Corp.	3,159	44,100
		1,466,957
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	5,426	204,126
Applied Materials, Inc.	13,577	326,527
ASML Holding NV	400	42,272
Atmel Corp. (a)	2,220	17,560
Broadcom Corp. Class A	3,311	142,803
Intel Corp.	8,100	301,725
Lam Research Corp.	2,348	194,039
Xilinx, Inc.	5,052	229,563
		1,458,615
Software - 3.0%
Adobe Systems, Inc. (a)	400	29,472
Autodesk, Inc. (a)	600	37,200
Microsoft Corp.	23,027	1,100,921
Oracle Corp.	8,582	363,963
Red Hat, Inc. (a)	2,590	160,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	1,353	$ 81,004
VMware, Inc. Class A (a)	220	19,351
		1,792,880
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,186	1,925,001
EMC Corp.	13,774	418,041
First Data Holdings, Inc. Class B (e)	3,850	14,091
Hewlett-Packard Co.	5,991	234,008
Samsung Electronics Co. Ltd.	6	6,936
SanDisk Corp.	319	33,004
Seagate Technology LLC	1,100	72,721
Western Digital Corp.	3,066	316,626
		3,020,428
TOTAL INFORMATION TECHNOLOGY		11,446,774
MATERIALS - 5.1%
Chemicals - 3.1%
Airgas, Inc.	660	76,316
Ashland, Inc.	420	47,901
Celanese Corp. Class A	1,010	60,671
E.I. du Pont de Nemours & Co.	519	37,057
Ecolab, Inc.	1,210	131,830
LyondellBasell Industries NV Class A	450	35,487
Monsanto Co.	1,446	173,390
Potash Corp. of Saskatchewan, Inc.	2,711	94,523
PPG Industries, Inc.	1,611	352,519
Praxair, Inc.	720	92,434
RPM International, Inc.	800	38,160
Sherwin-Williams Co.	450	110,187
Syngenta AG (Switzerland)	71	23,393
The Dow Chemical Co.	5,122	249,288
The Mosaic Co.	2,794	127,881
W.R. Grace & Co. (a)	2,719	261,214
		1,912,251
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,722	326,749
Vulcan Materials Co.	1,938	128,102
		454,851
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Ball Corp.	490	$ 32,864
Packaging Corp. of America	3,843	285,458
Sealed Air Corp.	4,769	188,519
		506,841
Metals & Mining - 0.3%
Alcoa, Inc.	2,100	36,309
Franco-Nevada Corp.	300	15,051
Freeport-McMoRan, Inc.	1,956	52,519
Nucor Corp.	770	41,295
Teck Resources Ltd. Class B (sub. vtg.)	892	13,830
		159,004
Paper & Forest Products - 0.1%
International Paper Co.	970	52,205
TOTAL MATERIALS		3,085,152
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,960	140,105
Verizon Communications, Inc.	12,297	622,105
		762,210
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,560	74,726
TOTAL TELECOMMUNICATION SERVICES		836,936
UTILITIES - 1.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,600	92,080
Entergy Corp.	380	31,882
Exelon Corp.	2,576	93,174
FirstEnergy Corp.	2,730	100,682
ITC Holdings Corp.	3,322	126,203
Northeast Utilities	590	29,878
		473,899
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	1,080	24,797
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	3,150	$ 98,469
The AES Corp.	4,890	67,824
		191,090
Multi-Utilities - 0.3%
CMS Energy Corp.	1,773	58,686
NiSource, Inc.	2,020	84,517
PG&E Corp.	1,310	66,152
		209,355
TOTAL UTILITIES		874,344
TOTAL COMMON STOCKS (Cost $41,859,043)		57,725,563
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,213
Equity Funds - 0.4%
	Shares
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF (Cost $188,699)	3,562	247,880
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 1/2/15 to 2/5/15 (d) (Cost $79,997)	$ 80,000	79,999
Money Market Funds - 5.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (b)	32,252	$ 32,252
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	3,155,961	3,155,961
TOTAL MONEY MARKET FUNDS (Cost $3,188,213)		3,188,213
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $45,320,952)		61,245,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(214,442)
NET ASSETS - 100%		$ 61,031,426
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 619,890	$ 22,370
7 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	1,008,560	6,605
TOTAL EQUITY INDEX CONTRACTS		$ 1,628,450	$ 28,975

The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,885 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,746,968	$ 8,746,968	$ -	$ -
Consumer Staples	5,202,130	5,089,437	112,693	-
Energy	3,690,733	3,638,908	51,825	-
Financials	8,740,845	8,740,845	-	-
Health Care	8,872,087	8,872,087	-	-
Industrials	6,229,594	6,229,594	-	-
Information Technology	11,446,774	11,409,889	16	36,869
Materials	3,085,152	3,061,759	23,393	-
Telecommunication Services	836,936	836,936	-	-
Utilities	874,344	874,344	-	-
Corporate Bonds	4,213	-	4,213	-
Equity Funds	247,880	247,880	-	-
U.S. Treasury Obligations	79,999	-	79,999	-
Money Market Funds	3,188,213	3,188,213	-	-
Total Investments in Securities:	$ 61,245,868	$ 60,936,860	$ 272,139	$ 36,869
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 28,975	$ 28,975	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 28,975	$ -
Total Value of Derivatives	$ 28,975	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $45,320,952)		$ 61,245,868
Receivable for investments sold		722,949
Receivable for fund shares sold		1,813
Dividends receivable		99,761
Interest receivable		53
Prepaid expenses		175
Receivable from investment adviser for expense reductions		2,814
Other receivables		511
Total assets		62,073,944

Liabilities
Payable to custodian bank	$ 3,796
Payable for investments purchased Regular delivery	914,727
Delayed delivery	4,814
Payable for fund shares redeemed	100
Accrued management fee	29,675
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	11,110
Custodian fees payable	50,927
Other affiliated payables	6,102
Other payables and accrued expenses	21,243
Total liabilities		1,042,518

Net Assets		$ 61,031,426
Net Assets consist of:
Paid in capital		$ 41,203,965
Undistributed net investment income		205,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,668,298
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,953,276
Net Assets		$ 61,031,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($58,551,475 ÷ 4,327,416 shares)	$ 13.53

Class F: Net Asset Value, offering price and redemption price per share ($2,244,760 ÷ 165,613 shares)	$ 13.55

Class L: Net Asset Value, offering price and redemption price per share ($117,746 ÷ 8,702 shares)	$ 13.53

Class N: Net Asset Value, offering price and redemption price per share ($117,445 ÷ 8,691 shares)	$ 13.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 487,055
Interest		234
Total income		487,289

Expenses
Management fee	$ 174,566
Transfer agent fees	25,509
Distribution and service plan fees	140
Accounting fees and expenses	11,245
Custodian fees and expenses	48,378
Independent trustees' compensation	337
Registration fees	34,271
Audit	29,723
Legal	204
Miscellaneous	241
Total expenses before reductions	324,614
Expense reductions	(45,121)	279,493
Net investment income (loss)		207,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,842,166
Foreign currency transactions	25
Futures contracts	100,087
Total net realized gain (loss)		3,942,278
Change in net unrealized appreciation (depreciation) on: Investment securities	153,525
Assets and liabilities in foreign currencies	(614)
Futures contracts	(22,769)
Total change in net unrealized appreciation (depreciation)		130,142
Net gain (loss)		4,072,420
Net increase (decrease) in net assets resulting from operations		$ 4,280,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 207,796	$ 593,718
Net realized gain (loss)	3,942,278	8,939,231
Change in net unrealized appreciation (depreciation)	130,142	3,471,364
Net increase (decrease) in net assets resulting from operations	4,280,216	13,004,313
Distributions to shareholders from net investment income	(258,608)	(586,601)
Distributions to shareholders from net realized gain	(6,656,207)	(5,451,973)
Total distributions	(6,914,815)	(6,038,574)
Share transactions - net increase (decrease)	982,578	(12,190,268)
Total increase (decrease) in net assets	(1,652,021)	(5,224,529)

Net Assets
Beginning of period	62,683,447	67,907,976
End of period (including undistributed net investment income of $205,887 and undistributed net investment income of $256,699, respectively)	$ 61,031,426	$ 62,683,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.11	.13	.05
Net realized and unrealized gain (loss)	.96	2.27	2.60	.57
Total from investment operations	1.01	2.38	2.73	.62
Distributions from net investment income	(.07)	(.11)	(.12)	(.01)
Distributions from net realized gain	(1.70)	(1.02)	(.20)	-
Total distributions	(1.76) I	(1.12) H	(.32)	(.01)
Net asset value, end of period	$ 13.53	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	7.59%	19.49%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.12%A	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.96%	.97%A
Net investment income (loss)	.72%A	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,551	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	138% A	134%	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.05	.12	.06
Net realized and unrealized gain (loss)	.96	2.28	1.46
Total from investment operations	1.01	2.40	1.52
Distributions from net investment income	(.07)	(.11)	(.08)
Distributions from net realized gain	(1.70)	(1.02)	(.04)
Total distributions	(1.76)I	(1.12)H	(.12)
Net asset value, end of period	$ 13.55	$ 14.30	$ 13.02
Total ReturnB, C	7.59%	19.66%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.04%A	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.86%A
Net investment income (loss)	.82%A	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,527	$ 285
Portfolio turnover rateG	138% A	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.95	1.19
Total from investment operations	1.00	1.26
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.76)H	(.47)
Net asset value, end of period	$ 13.53	$ 14.29
Total ReturnB, C	7.52%	9.50%
Ratios to Average Net Assets F
Expenses before reductions	1.14%A	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%A
Expenses net of all reductions	.97%A	.97%A
Net investment income (loss)	.72%A	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rateG	138% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	.96	1.18
Total from investment operations	.99	1.23
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.75)	(.46)H
Net asset value, end of period	$ 13.51	$ 14.27
Total ReturnB, C	7.41%	9.32%
Ratios to Average Net Assets F
Expenses before reductions	1.38%A	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%A
Expenses net of all reductions	1.22%A	1.22%A
Net investment income (loss)	.47%A	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 109
Portfolio turnover rateG	138% A	134%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in

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2. Significant Accounting Policies - continued

Investment Valuation - continued

the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

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Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,268,061
Gross unrealized depreciation	(540,804)
Net unrealized appreciation (depreciation) on securities	$ 15,727,257

Tax cost	$ 45,518,611

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $100,087 and a change in net unrealized appreciation (depreciation) of $(22,769) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $38,890,858 and $43,515,631, respectively.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 140	$ 140

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Multi-Manager	$ 25,395.09
Class L	57.10
Class N	57.10
	$ 25,509

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $729 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $1,687.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 41,691
Class F	.87%	1,559
Class L	.97%	91
Class N	1.22%	91

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014A
From net investment income
Core Multi-Manager	$ 250,327	$ 579,841
Class F	7,384	5,901
Class L	506	444
Class N	391	415
Total	$ 258,608	$ 586,601
From net realized gain
Core Multi-Manager	$ 6,440,228	$ 5,399,206
Class F	189,960	46,767
Class L	13,011	3,000
Class N	13,008	3,000
Total	$ 6,656,207	$ 5,451,973

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

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9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014A	Six months ended November 30, 2014	Year ended May 31, 2014A
Core Multi-Manager
Shares sold	39,223	73,693	$ 517,408	$ 963,366
Reinvestment of distributions	514,262	466,074	6,690,555	5,979,047
Shares redeemed	(492,263)	(1,468,517)	(7,020,392)	(20,481,128)
Net increase (decrease)	61,222	(928,750)	$ 187,571	$ (13,538,715)
Class F
Shares sold	50,715	90,818	$ 664,255	$ 1,223,378
Reinvestment of distributions	15,156	4,013	197,344	52,668
Shares redeemed	(7,028)	(9,936)	(93,508)	(134,458)
Net increase (decrease)	58,843	84,895	$ 768,091	$ 1,141,588
Class L
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,040	255	13,517	3,444
Net increase (decrease)	1,040	7,662	$ 13,517	$ 103,444
Class N
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,031	253	13,399	3,415
Net increase (decrease)	1,031	7,660	$ 13,399	$ 103,415

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (Alliance Bernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Alliance Bernstein, Cornerstone, First Eagle, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the third quartile and that Class F had under-performed 55% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 4, 2014, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve investment advisory agreements (the Sub-Advisory Agreements) with Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Company (the "New Sub-Advisers") for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve each Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board noted that it is familiar with the nature, extent and quality of services provided by each New Sub-Adviser from its oversight of the New Sub-Advisers on behalf of other funds overseen by the Board and that the same investment personnel and support staff, including compliance personnel, of each New Sub-Adviser that currently provides services to other Strategic Advisers funds will also provide services to the fund pursuant to the same investment mandate. The Board considered that it reviewed information regarding the staffing within each New Sub-Adviser, including the backgrounds of its investment personnel prior to approving the existing sub-advisory agreements between each New Sub-Adviser and other funds overseen by the Board, and in connection with its renewal of the existing sub-advisory agreements at its September 2014 Board meeting. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up.

Semiannual Report

Investment Performance. The Board noted that each New Sub-Adviser will continue to utilize the same investment mandate and advisory personnel in managing the fund as it currently uses to manage other funds overseen by the Board. The Board considered the historical investment performance of each New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate as well as each New Sub-Adviser's investment performance on behalf of the other funds overseen by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing each Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers) the amount and nature of fees to be paid by Strategic Advisers to each New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Advisers.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreements will not result in a change to the maximum aggregate annual management fee payable by the fund or the portion of the management fee retained by Strategic Advisers, if any. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.97%, 0.97% and 1.22%, respectively, through July 31, 2015. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund and the portion of the management fee retained by Strategic Advisers, if any, the Board did not consider costs of services and profitability to be significant factors in its decision to approve each Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisers, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Advisers will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the annual renewal of the sub-advisory agreements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-L-MMC-N-SANN-0115
1.9585622.101

Strategic Advisers®
Core Multi-Manager Fund

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Core Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,075.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,075.90	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,075.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,074.10	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.8
Time Warner, Inc.	1.8	0.7
Microsoft Corp.	1.8	2.0
Comcast Corp. Class A	1.7	1.9
JPMorgan Chase & Co.	1.6	1.4
Wells Fargo & Co.	1.6	2.0
Citigroup, Inc.	1.5	1.2
Johnson & Johnson	1.3	1.3
Actavis PLC	1.3	1.2
HCA Holdings, Inc.	1.2	0.6
	17.0
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	16.2
Health Care	14.5	11.8
Consumer Discretionary	14.3	13.7
Financials	14.3	14.6
Industrials	10.2	9.6
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 94.6%	Stocks 93.0%
Corporate Bonds 0.0%*	Corporate Bonds 0.0%*
Sector Funds 0.4%	Sector Funds 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 5.0%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

* Amount represents less than 0.1%
Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.7%
Delphi Automotive PLC	2,902	$ 211,701
Johnson Controls, Inc.	1,570	78,500
TRW Automotive Holdings Corp. (a)	1,270	131,318
		421,519
Automobiles - 0.2%
General Motors Co.	1,483	49,577
Harley-Davidson, Inc.	1,000	69,680
		119,257
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,300	57,408
Chipotle Mexican Grill, Inc. (a)	70	46,453
Hilton Worldwide Holdings, Inc.	920	24,122
Las Vegas Sands Corp.	655	41,717
McDonald's Corp.	597	57,796
MGM Mirage, Inc. (a)	600	13,686
Royal Caribbean Cruises Ltd.	2,461	181,474
Starbucks Corp.	1,410	114,506
Starwood Hotels & Resorts Worldwide, Inc.	730	57,670
Wyndham Worldwide Corp.	2,820	235,075
Wynn Resorts Ltd.	260	46,439
Yum! Brands, Inc.	992	76,632
		952,978
Household Durables - 0.3%
D.R. Horton, Inc.	1,192	30,384
Lennar Corp. Class A	1,442	68,120
Mohawk Industries, Inc. (a)	264	40,548
Toll Brothers, Inc. (a)	882	30,861
		169,913
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	660	223,502
Netflix, Inc. (a)	190	65,852
priceline.com, Inc. (a)	230	266,844
		556,198
Leisure Products - 0.3%
Mattel, Inc.	6,375	201,131
Media - 6.1%
Comcast Corp.:
Class A	17,944	1,023,526
Class A (special) (non-vtg.)	2,551	144,922
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV (a)	948	$ 83,149
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,660	56,457
DISH Network Corp. Class A (a)	609	48,361
Lamar Advertising Co. Class A	777	41,406
News Corp. Class A (a)	3,220	49,974
The Madison Square Garden Co. Class A (a)	1,269	92,688
The Walt Disney Co.	5,460	505,105
Time Warner Cable, Inc.	1,598	238,549
Time Warner, Inc.	13,221	1,125,372
Twenty-First Century Fox, Inc. Class A	5,535	203,688
Viacom, Inc. Class B (non-vtg.)	1,573	118,966
		3,732,163
Multiline Retail - 0.9%
Dollar General Corp. (a)	2,061	137,551
Dollar Tree, Inc. (a)	270	18,457
Kohl's Corp.	820	48,888
Macy's, Inc.	2,544	165,131
Target Corp.	2,543	188,182
		558,209
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,688	159,775
AutoZone, Inc. (a)	218	125,941
Bed Bath & Beyond, Inc. (a)	2,373	174,107
CarMax, Inc. (a)	1,790	101,994
Gap, Inc.	3,425	135,630
Home Depot, Inc.	5,898	586,261
L Brands, Inc.	990	80,091
Lowe's Companies, Inc.	5,463	348,703
Ross Stores, Inc.	730	66,780
TJX Companies, Inc.	388	25,670
Tractor Supply Co.	100	7,693
		1,812,645
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	280	32,402
Michael Kors Holdings Ltd. (a)	500	38,355
NIKE, Inc. Class B	1,100	109,219
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	167	$ 21,232
Under Armour, Inc. Class A (sub. vtg.) (a)	300	21,747
		222,955
TOTAL CONSUMER DISCRETIONARY		8,746,968
CONSUMER STAPLES - 8.5%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	1,221	142,845
Coca-Cola Enterprises, Inc.	1,908	83,838
Diageo PLC	3,656	112,693
Dr. Pepper Snapple Group, Inc.	720	53,280
Molson Coors Brewing Co. Class B	1,467	113,472
Monster Beverage Corp. (a)	130	14,580
PepsiCo, Inc.	5,438	544,344
SABMiller PLC	428	23,827
The Coca-Cola Co.	6,724	301,437
		1,390,316
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	830	117,960
CVS Health Corp.	4,750	433,960
Kroger Co.	4,882	292,139
Rite Aid Corp. (a)	5,700	31,236
Sysco Corp.	1,710	68,845
Wal-Mart Stores, Inc.	6,233	545,637
Walgreen Co.	1,822	125,007
Whole Foods Market, Inc.	1,070	52,462
		1,667,246
Food Products - 1.2%
Archer Daniels Midland Co.	1,090	57,421
ConAgra Foods, Inc.	2,480	90,570
General Mills, Inc.	220	11,605
Kellogg Co.	3,206	212,398
Keurig Green Mountain, Inc.	100	14,214
Mondelez International, Inc.	8,783	344,294
		730,502
Household Products - 1.3%
Colgate-Palmolive Co.	420	29,228
Energizer Holdings, Inc.	590	76,712
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Henkel AG & Co. KGaA	801	$ 79,322
Procter & Gamble Co.	6,561	593,311
		778,573
Personal Products - 0.1%
Avon Products, Inc.	3,420	33,448
Estee Lauder Companies, Inc. Class A	513	38,034
		71,482
Tobacco - 0.9%
Altria Group, Inc.	590	29,653
British American Tobacco PLC sponsored ADR	745	88,037
Philip Morris International, Inc.	4,787	416,134
Reynolds American, Inc.	458	30,187
		564,011
TOTAL CONSUMER STAPLES		5,202,130
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	450	23,076
Ensco PLC Class A	2,375	80,275
Halliburton Co.	993	41,905
National Oilwell Varco, Inc.	2,242	150,304
Schlumberger Ltd.	3,181	273,407
		568,967
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	4,681	370,501
Apache Corp.	1,620	103,826
BG Group PLC	3,690	51,825
Cabot Oil & Gas Corp.	3,555	117,457
California Resources Corp. (a)(c)	600	4,830
Canadian Natural Resources Ltd.	1,190	39,681
Chesapeake Energy Corp.	1,170	23,704
Chevron Corp.	4,816	524,318
Cimarex Energy Co.	300	31,485
Concho Resources, Inc. (a)	190	18,098
ConocoPhillips Co.	470	31,053
CONSOL Energy, Inc.	400	15,652
Continental Resources, Inc. (a)	190	7,786
Eni SpA sponsored ADR	300	11,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	1,008	$ 87,414
EQT Corp.	620	56,408
Exxon Mobil Corp.	6,923	626,808
Hess Corp.	940	68,554
Imperial Oil Ltd.	800	35,050
Kinder Morgan Holding Co. LLC	530	21,916
Marathon Petroleum Corp.	370	33,333
Murphy Oil Corp.	120	5,810
Noble Energy, Inc.	1,474	72,491
Occidental Petroleum Corp.	859	68,522
Phillips 66 Co.	940	68,639
Pioneer Natural Resources Co.	1,403	200,952
Range Resources Corp.	880	57,772
Royal Dutch Shell PLC Class A sponsored ADR	2,255	149,755
Spectra Energy Corp.	1,030	39,016
Suncor Energy, Inc.	2,964	93,728
Talisman Energy, Inc.	3,610	17,111
The Williams Companies, Inc.	849	43,936
Whiting Petroleum Corp. (a)	100	4,177
WPX Energy, Inc. (a)	1,356	18,401
		3,121,766
TOTAL ENERGY		3,690,733
FINANCIALS - 14.3%
Banks - 6.5%
Bank of America Corp.	25,759	438,933
CIT Group, Inc.	945	46,116
Citigroup, Inc.	16,977	916,249
JPMorgan Chase & Co.	16,777	1,009,304
M&T Bank Corp.	630	79,393
PNC Financial Services Group, Inc.	351	30,702
Standard Chartered PLC (United Kingdom)	2,674	39,141
U.S. Bancorp	10,421	460,608
Wells Fargo & Co.	17,443	950,295
		3,970,741
Capital Markets - 1.9%
Ameriprise Financial, Inc.	500	65,885
Bank of New York Mellon Corp.	1,800	72,054
BlackRock, Inc. Class A	237	85,102
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,312	$ 37,156
E*TRADE Financial Corp. (a)	1,620	36,952
Goldman Sachs Group, Inc.	1,293	243,614
LPL Financial	600	25,602
Morgan Stanley	5,786	203,551
Northern Trust Corp.	1,130	76,535
Och-Ziff Capital Management Group LLC Class A	1,300	15,405
State Street Corp.	3,220	247,071
TD Ameritrade Holding Corp.	1,090	37,725
		1,146,652
Consumer Finance - 1.3%
American Express Co.	3,074	284,099
Capital One Financial Corp.	3,914	325,645
Discover Financial Services	2,405	157,648
		767,392
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	2,121	315,371
CME Group, Inc.	1,385	117,226
IntercontinentalExchange Group, Inc.	397	89,718
McGraw Hill Financial, Inc.	2,330	217,762
		740,077
Insurance - 1.9%
ACE Ltd.	1,400	160,076
American International Group, Inc.	2,163	118,532
CNA Financial Corp.	700	27,104
FNF Group	880	28,512
Genworth Financial, Inc. Class A (a)	3,158	28,706
Lincoln National Corp.	460	26,050
Loews Corp.	400	16,656
Marsh & McLennan Companies, Inc.	3,163	178,994
MetLife, Inc.	3,700	205,757
Progressive Corp.	3,390	92,344
Unum Group	4,105	136,368
XL Group PLC Class A	4,131	146,733
		1,165,832
Real Estate Investment Trusts - 1.5%
American Tower Corp.	3,409	357,979
AvalonBay Communities, Inc.	520	83,611
Crown Castle International Corp.	890	73,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	193	$ 13,562
Federal Realty Investment Trust (SBI)	312	41,390
General Growth Properties, Inc.	600	16,056
Iron Mountain, Inc.	1,007	38,276
Public Storage	160	30,021
Simon Property Group, Inc.	740	133,792
SL Green Realty Corp.	150	17,421
Vornado Realty Trust	699	77,980
Weyerhaeuser Co.	990	34,957
		918,995
Real Estate Management & Development - 0.0%
Realogy Holdings Corp. (a)	677	31,156
TOTAL FINANCIALS		8,740,845
HEALTH CARE - 14.5%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	420	81,858
Amgen, Inc.	2,649	437,906
Biogen Idec, Inc. (a)	397	122,153
Celgene Corp. (a)	1,494	169,853
Gilead Sciences, Inc. (a)	3,767	377,905
Incyte Corp. (a)	240	18,132
Regeneron Pharmaceuticals, Inc. (a)	80	33,289
United Therapeutics Corp. (a)	50	6,629
Vertex Pharmaceuticals, Inc. (a)	500	58,940
		1,306,665
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	5,556	247,298
Baxter International, Inc.	3,196	233,308
Becton, Dickinson & Co.	2,086	292,728
Covidien PLC	1,036	104,636
DENTSPLY International, Inc.	636	34,967
Intuitive Surgical, Inc. (a)	80	41,422
Medtronic, Inc.	6,460	477,200
St. Jude Medical, Inc.	270	18,349
Stryker Corp.	920	85,477
		1,535,385
Health Care Providers & Services - 3.1%
Aetna, Inc.	910	79,388
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	190	$ 15,616
DaVita HealthCare Partners, Inc. (a)	500	38,265
Express Scripts Holding Co. (a)	1,466	121,898
HCA Holdings, Inc. (a)	9,997	696,691
Humana, Inc.	470	64,846
McKesson Corp.	1,964	413,933
UnitedHealth Group, Inc.	3,840	378,739
Universal Health Services, Inc. Class B	120	12,554
WellPoint, Inc.	590	75,467
		1,897,397
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	1,510	64,537
Thermo Fisher Scientific, Inc.	817	105,630
		170,167
Pharmaceuticals - 6.5%
AbbVie, Inc.	7,499	518,931
Actavis PLC (a)	2,968	803,170
Allergan, Inc.	1,955	418,155
Bristol-Myers Squibb Co.	2,220	131,091
Eli Lilly & Co.	1,970	134,196
GlaxoSmithKline PLC sponsored ADR	1,458	67,724
Horizon Pharma PLC (a)	250	3,195
Johnson & Johnson	7,480	809,710
Mallinckrodt PLC (a)	200	18,444
Merck & Co., Inc.	3,979	240,332
Mylan, Inc. (a)	2,274	133,279
Novartis AG sponsored ADR	232	22,423
Perrigo Co. PLC	170	27,232
Pfizer, Inc.	9,725	302,934
Shire PLC sponsored ADR	220	46,992
Teva Pharmaceutical Industries Ltd. sponsored ADR	920	52,422
Zoetis, Inc. Class A	5,169	232,243
		3,962,473
TOTAL HEALTH CARE		8,872,087
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	603	59,739
Lockheed Martin Corp.	1,162	222,593
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	360	$ 85,644
Raytheon Co.	3,412	364,060
Textron, Inc.	1,980	85,774
The Boeing Co.	3,270	439,357
United Technologies Corp.	2,635	290,061
		1,547,228
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	200	14,748
Expeditors International of Washington, Inc.	300	14,046
FedEx Corp.	1,025	182,635
United Parcel Service, Inc. Class B	1,323	145,424
		356,853
Airlines - 0.8%
American Airlines Group, Inc.	2,430	117,928
Delta Air Lines, Inc.	6,740	314,556
United Continental Holdings, Inc. (a)	1,290	78,987
		511,471
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	662	29,737
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	813	32,203
Tyco International Ltd.	4,976	213,470
Waste Management, Inc.	135	6,579
		252,252
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	400	12,200
Electrical Equipment - 0.5%
Emerson Electric Co.	2,400	153,000
Hubbell, Inc. Class B	600	64,080
Sensata Technologies Holding BV (a)	1,750	86,748
		303,828
Industrial Conglomerates - 2.0%
3M Co.	1,520	243,337
Danaher Corp.	2,853	238,397
General Electric Co.	25,917	686,541
Roper Industries, Inc.	210	33,142
		1,201,417
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Caterpillar, Inc.	380	$ 38,228
Cummins, Inc.	1,099	160,036
Deere & Co.	1,354	117,283
Flowserve Corp.	1,320	77,708
Ingersoll-Rand PLC	290	18,287
Pall Corp.	300	28,833
Parker Hannifin Corp.	1,405	181,287
Stanley Black & Decker, Inc.	1,327	125,322
		746,984
Professional Services - 0.1%
Equifax, Inc.	480	38,184
Nielsen Holdings B.V.	291	12,155
		50,339
Road & Rail - 1.8%
Canadian National Railway Co.	710	50,498
Canadian Pacific Railway Ltd.	897	173,438
CSX Corp.	2,229	81,336
Norfolk Southern Corp.	5,200	580,528
Union Pacific Corp.	1,892	220,929
		1,106,729
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	450	110,556
TOTAL INDUSTRIALS		6,229,594
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	23,933	661,508
Motorola Solutions, Inc.	730	47,976
QUALCOMM, Inc.	7,326	534,065
		1,243,549
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	940	50,412
Keysight Technologies, Inc. (a)	755	26,576
TE Connectivity Ltd.	8,099	519,956
Trimble Navigation Ltd. (a)	730	20,531
		617,475
Internet Software & Services - 3.0%
eBay, Inc. (a)	5,792	317,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Facebook, Inc. Class A (a)	5,413	$ 420,590
Google, Inc.:
Class A (a)	658	361,295
Class C (a)	1,109	600,889
LinkedIn Corp. (a)	100	22,627
Rackspace Hosting, Inc. (a)	190	8,723
Velti PLC (a)(e)	976	16
VeriSign, Inc. (a)	910	54,691
Yahoo!, Inc. (a)	1,163	60,174
		1,846,870
IT Services - 2.4%
Accenture PLC Class A	950	82,014
Amdocs Ltd.	1,238	60,346
ASAC II LP (a)(e)	1,527	22,778
Automatic Data Processing, Inc.	950	81,358
Cognizant Technology Solutions Corp. Class A (a)	1,670	90,163
Fidelity National Information Services, Inc.	920	56,295
IBM Corp.	1,073	174,008
MasterCard, Inc. Class A	3,715	324,282
Visa, Inc. Class A	2,059	531,613
Xerox Corp.	3,159	44,100
		1,466,957
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	5,426	204,126
Applied Materials, Inc.	13,577	326,527
ASML Holding NV	400	42,272
Atmel Corp. (a)	2,220	17,560
Broadcom Corp. Class A	3,311	142,803
Intel Corp.	8,100	301,725
Lam Research Corp.	2,348	194,039
Xilinx, Inc.	5,052	229,563
		1,458,615
Software - 3.0%
Adobe Systems, Inc. (a)	400	29,472
Autodesk, Inc. (a)	600	37,200
Microsoft Corp.	23,027	1,100,921
Oracle Corp.	8,582	363,963
Red Hat, Inc. (a)	2,590	160,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	1,353	$ 81,004
VMware, Inc. Class A (a)	220	19,351
		1,792,880
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,186	1,925,001
EMC Corp.	13,774	418,041
First Data Holdings, Inc. Class B (e)	3,850	14,091
Hewlett-Packard Co.	5,991	234,008
Samsung Electronics Co. Ltd.	6	6,936
SanDisk Corp.	319	33,004
Seagate Technology LLC	1,100	72,721
Western Digital Corp.	3,066	316,626
		3,020,428
TOTAL INFORMATION TECHNOLOGY		11,446,774
MATERIALS - 5.1%
Chemicals - 3.1%
Airgas, Inc.	660	76,316
Ashland, Inc.	420	47,901
Celanese Corp. Class A	1,010	60,671
E.I. du Pont de Nemours & Co.	519	37,057
Ecolab, Inc.	1,210	131,830
LyondellBasell Industries NV Class A	450	35,487
Monsanto Co.	1,446	173,390
Potash Corp. of Saskatchewan, Inc.	2,711	94,523
PPG Industries, Inc.	1,611	352,519
Praxair, Inc.	720	92,434
RPM International, Inc.	800	38,160
Sherwin-Williams Co.	450	110,187
Syngenta AG (Switzerland)	71	23,393
The Dow Chemical Co.	5,122	249,288
The Mosaic Co.	2,794	127,881
W.R. Grace & Co. (a)	2,719	261,214
		1,912,251
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	2,722	326,749
Vulcan Materials Co.	1,938	128,102
		454,851
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Ball Corp.	490	$ 32,864
Packaging Corp. of America	3,843	285,458
Sealed Air Corp.	4,769	188,519
		506,841
Metals & Mining - 0.3%
Alcoa, Inc.	2,100	36,309
Franco-Nevada Corp.	300	15,051
Freeport-McMoRan, Inc.	1,956	52,519
Nucor Corp.	770	41,295
Teck Resources Ltd. Class B (sub. vtg.)	892	13,830
		159,004
Paper & Forest Products - 0.1%
International Paper Co.	970	52,205
TOTAL MATERIALS		3,085,152
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,960	140,105
Verizon Communications, Inc.	12,297	622,105
		762,210
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	2,560	74,726
TOTAL TELECOMMUNICATION SERVICES		836,936
UTILITIES - 1.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	1,600	92,080
Entergy Corp.	380	31,882
Exelon Corp.	2,576	93,174
FirstEnergy Corp.	2,730	100,682
ITC Holdings Corp.	3,322	126,203
Northeast Utilities	590	29,878
		473,899
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	1,080	24,797
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.	3,150	$ 98,469
The AES Corp.	4,890	67,824
		191,090
Multi-Utilities - 0.3%
CMS Energy Corp.	1,773	58,686
NiSource, Inc.	2,020	84,517
PG&E Corp.	1,310	66,152
		209,355
TOTAL UTILITIES		874,344
TOTAL COMMON STOCKS (Cost $41,859,043)		57,725,563
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,213
Equity Funds - 0.4%
	Shares
Sector Funds - 0.4%
Health Care Select Sector SPDR ETF (Cost $188,699)	3,562	247,880
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 1/2/15 to 2/5/15 (d) (Cost $79,997)	$ 80,000	79,999
Money Market Funds - 5.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (b)	32,252	$ 32,252
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	3,155,961	3,155,961
TOTAL MONEY MARKET FUNDS (Cost $3,188,213)		3,188,213
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $45,320,952)		61,245,868
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(214,442)
NET ASSETS - 100%		$ 61,031,426
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 619,890	$ 22,370
7 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	1,008,560	6,605
TOTAL EQUITY INDEX CONTRACTS		$ 1,628,450	$ 28,975

The face value of futures purchased as a percentage of net assets is 2.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $79,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,885 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
First Data Holdings, Inc. Class B	6/26/14	$ 15,400
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,746,968	$ 8,746,968	$ -	$ -
Consumer Staples	5,202,130	5,089,437	112,693	-
Energy	3,690,733	3,638,908	51,825	-
Financials	8,740,845	8,740,845	-	-
Health Care	8,872,087	8,872,087	-	-
Industrials	6,229,594	6,229,594	-	-
Information Technology	11,446,774	11,409,889	16	36,869
Materials	3,085,152	3,061,759	23,393	-
Telecommunication Services	836,936	836,936	-	-
Utilities	874,344	874,344	-	-
Corporate Bonds	4,213	-	4,213	-
Equity Funds	247,880	247,880	-	-
U.S. Treasury Obligations	79,999	-	79,999	-
Money Market Funds	3,188,213	3,188,213	-	-
Total Investments in Securities:	$ 61,245,868	$ 60,936,860	$ 272,139	$ 36,869
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 28,975	$ 28,975	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 28,975	$ -
Total Value of Derivatives	$ 28,975	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $45,320,952)		$ 61,245,868
Receivable for investments sold		722,949
Receivable for fund shares sold		1,813
Dividends receivable		99,761
Interest receivable		53
Prepaid expenses		175
Receivable from investment adviser for expense reductions		2,814
Other receivables		511
Total assets		62,073,944

Liabilities
Payable to custodian bank	$ 3,796
Payable for investments purchased Regular delivery	914,727
Delayed delivery	4,814
Payable for fund shares redeemed	100
Accrued management fee	29,675
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	11,110
Custodian fees payable	50,927
Other affiliated payables	6,102
Other payables and accrued expenses	21,243
Total liabilities		1,042,518

Net Assets		$ 61,031,426
Net Assets consist of:
Paid in capital		$ 41,203,965
Undistributed net investment income		205,887
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,668,298
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,953,276
Net Assets		$ 61,031,426

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Core Multi-Manager: Net Asset Value, offering price and redemption price per share ($58,551,475 ÷ 4,327,416 shares)	$ 13.53

Class F: Net Asset Value, offering price and redemption price per share ($2,244,760 ÷ 165,613 shares)	$ 13.55

Class L: Net Asset Value, offering price and redemption price per share ($117,746 ÷ 8,702 shares)	$ 13.53

Class N: Net Asset Value, offering price and redemption price per share ($117,445 ÷ 8,691 shares)	$ 13.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 487,055
Interest		234
Total income		487,289

Expenses
Management fee	$ 174,566
Transfer agent fees	25,509
Distribution and service plan fees	140
Accounting fees and expenses	11,245
Custodian fees and expenses	48,378
Independent trustees' compensation	337
Registration fees	34,271
Audit	29,723
Legal	204
Miscellaneous	241
Total expenses before reductions	324,614
Expense reductions	(45,121)	279,493
Net investment income (loss)		207,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,842,166
Foreign currency transactions	25
Futures contracts	100,087
Total net realized gain (loss)		3,942,278
Change in net unrealized appreciation (depreciation) on: Investment securities	153,525
Assets and liabilities in foreign currencies	(614)
Futures contracts	(22,769)
Total change in net unrealized appreciation (depreciation)		130,142
Net gain (loss)		4,072,420
Net increase (decrease) in net assets resulting from operations		$ 4,280,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 207,796	$ 593,718
Net realized gain (loss)	3,942,278	8,939,231
Change in net unrealized appreciation (depreciation)	130,142	3,471,364
Net increase (decrease) in net assets resulting from operations	4,280,216	13,004,313
Distributions to shareholders from net investment income	(258,608)	(586,601)
Distributions to shareholders from net realized gain	(6,656,207)	(5,451,973)
Total distributions	(6,914,815)	(6,038,574)
Share transactions - net increase (decrease)	982,578	(12,190,268)
Total increase (decrease) in net assets	(1,652,021)	(5,224,529)

Net Assets
Beginning of period	62,683,447	67,907,976
End of period (including undistributed net investment income of $205,887 and undistributed net investment income of $256,699, respectively)	$ 61,031,426	$ 62,683,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.02	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.11	.13	.05
Net realized and unrealized gain (loss)	.96	2.27	2.60	.57
Total from investment operations	1.01	2.38	2.73	.62
Distributions from net investment income	(.07)	(.11)	(.12)	(.01)
Distributions from net realized gain	(1.70)	(1.02)	(.20)	-
Total distributions	(1.76) I	(1.12) H	(.32)	(.01)
Net asset value, end of period	$ 13.53	$ 14.28	$ 13.02	$ 10.61
Total ReturnB, C	7.59%	19.49%	26.33%	6.24%
Ratios to Average Net Assets F
Expenses before reductions	1.12%A	1.21%	1.03%	1.10%A
Expenses net of fee waivers, if any	.97%A	.97%	.97%	.97%A
Expenses net of all reductions	.97%A	.97%	.96%	.97%A
Net investment income (loss)	.72%A	.80%	1.12%	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,551	$ 60,938	$ 67,623	$ 53,266
Portfolio turnover rateG	138% A	134%	95%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.02	$ 11.62
Income from Investment Operations
Net investment income (loss) D	.05	.12	.06
Net realized and unrealized gain (loss)	.96	2.28	1.46
Total from investment operations	1.01	2.40	1.52
Distributions from net investment income	(.07)	(.11)	(.08)
Distributions from net realized gain	(1.70)	(1.02)	(.04)
Total distributions	(1.76)I	(1.12)H	(.12)
Net asset value, end of period	$ 13.55	$ 14.30	$ 13.02
Total ReturnB, C	7.59%	19.66%	13.22%
Ratios to Average Net Assets F
Expenses before reductions	1.04%A	1.11%	.96%A
Expenses net of fee waivers, if any	.87%A	.87%	.87%A
Expenses net of all reductions	.87%A	.87%	.86%A
Net investment income (loss)	.82%A	.90%	1.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,245	$ 1,527	$ 285
Portfolio turnover rateG	138% A	134%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

I Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.29	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.05	.07
Net realized and unrealized gain (loss)	.95	1.19
Total from investment operations	1.00	1.26
Distributions from net investment income	(.07)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.76)H	(.47)
Net asset value, end of period	$ 13.53	$ 14.29
Total ReturnB, C	7.52%	9.50%
Ratios to Average Net Assets F
Expenses before reductions	1.14%A	1.19%A
Expenses net of fee waivers, if any	.97%A	.97%A
Expenses net of all reductions	.97%A	.97%A
Net investment income (loss)	.72%A	.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rateG	138% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.76 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $1.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.50
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	.96	1.18
Total from investment operations	.99	1.23
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(1.70)	(.41)
Total distributions	(1.75)	(.46)H
Net asset value, end of period	$ 13.51	$ 14.27
Total ReturnB, C	7.41%	9.32%
Ratios to Average Net Assets F
Expenses before reductions	1.38%A	1.45%A
Expenses net of fee waivers, if any	1.22%A	1.22%A
Expenses net of all reductions	1.22%A	1.22%A
Net investment income (loss)	.47%A	.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 109
Portfolio turnover rateG	138% A	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in

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2. Significant Accounting Policies - continued

Investment Valuation - continued

the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,268,061
Gross unrealized depreciation	(540,804)
Net unrealized appreciation (depreciation) on securities	$ 15,727,257

Tax cost	$ 45,518,611

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $100,087 and a change in net unrealized appreciation (depreciation) of $(22,769) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $38,890,858 and $43,515,631, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P., Cornerstone Investment Partners, LLC, First Eagle Investment Management, LLC, OppenheimerFunds, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 140	$ 140

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Core Multi-Manager	$ 25,395.09
Class L	57.10
Class N	57.10
	$ 25,509

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $729 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $1,687.

The investment adviser has also contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.97%	$ 41,691
Class F	.87%	1,559
Class L	.97%	91
Class N	1.22%	91

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014A
From net investment income
Core Multi-Manager	$ 250,327	$ 579,841
Class F	7,384	5,901
Class L	506	444
Class N	391	415
Total	$ 258,608	$ 586,601
From net realized gain
Core Multi-Manager	$ 6,440,228	$ 5,399,206
Class F	189,960	46,767
Class L	13,011	3,000
Class N	13,008	3,000
Total	$ 6,656,207	$ 5,451,973

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014A	Six months ended November 30, 2014	Year ended May 31, 2014A
Core Multi-Manager
Shares sold	39,223	73,693	$ 517,408	$ 963,366
Reinvestment of distributions	514,262	466,074	6,690,555	5,979,047
Shares redeemed	(492,263)	(1,468,517)	(7,020,392)	(20,481,128)
Net increase (decrease)	61,222	(928,750)	$ 187,571	$ (13,538,715)
Class F
Shares sold	50,715	90,818	$ 664,255	$ 1,223,378
Reinvestment of distributions	15,156	4,013	197,344	52,668
Shares redeemed	(7,028)	(9,936)	(93,508)	(134,458)
Net increase (decrease)	58,843	84,895	$ 768,091	$ 1,141,588
Class L
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,040	255	13,517	3,444
Net increase (decrease)	1,040	7,662	$ 13,517	$ 103,444
Class N
Shares sold	-	7,407	$ -	$ 100,000
Reinvestment of distributions	1,031	253	13,399	3,415
Net increase (decrease)	1,031	7,660	$ 13,399	$ 103,415

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (Alliance Bernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Alliance Bernstein, Cornerstone, First Eagle, OppenheimerFunds, Pyramis, and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the third quartile and that Class F had under-performed 55% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was lower than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Board Approval of Investment Advisory Contract and Management Fees

Strategic Advisers Core Multi-Manager Fund

On September 4, 2014, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve investment advisory agreements (the Sub-Advisory Agreements) with Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, LSV Asset Management, Massachusetts Financial Services Company, Morgan Stanley Investment Management Inc., Robeco Investment Management, Inc. and Waddell & Reed Investment Management Company (the "New Sub-Advisers") for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve each Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board.

Nature, Extent, and Quality of Services Provided. The Board noted that it is familiar with the nature, extent and quality of services provided by each New Sub-Adviser from its oversight of the New Sub-Advisers on behalf of other funds overseen by the Board and that the same investment personnel and support staff, including compliance personnel, of each New Sub-Adviser that currently provides services to other Strategic Advisers funds will also provide services to the fund pursuant to the same investment mandate. The Board considered that it reviewed information regarding the staffing within each New Sub-Adviser, including the backgrounds of its investment personnel prior to approving the existing sub-advisory agreements between each New Sub-Adviser and other funds overseen by the Board, and in connection with its renewal of the existing sub-advisory agreements at its September 2014 Board meeting. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy and current sub-adviser line-up.

Semiannual Report

Investment Performance. The Board noted that each New Sub-Adviser will continue to utilize the same investment mandate and advisory personnel in managing the fund as it currently uses to manage other funds overseen by the Board. The Board considered the historical investment performance of each New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate as well as each New Sub-Adviser's investment performance on behalf of the other funds overseen by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Sub-Advisory Agreement should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. In reviewing each Sub-Advisory Agreement, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, Inc. (Strategic Advisers) the amount and nature of fees to be paid by Strategic Advisers to each New Sub-Adviser and the projected change in the fund's total operating expenses as a result of hiring the New Sub-Advisers.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets and that the Sub-Advisory Agreements will not result in a change to the maximum aggregate annual management fee payable by the fund or the portion of the management fee retained by Strategic Advisers, if any. The Board considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.97%, 0.97% and 1.22%, respectively, through July 31, 2015. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee structure and any changes to projected total expenses bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund and the portion of the management fee retained by Strategic Advisers, if any, the Board did not consider costs of services and profitability to be significant factors in its decision to approve each Sub-Advisory Agreement.

Potential Fall-Out Benefits. The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers. With respect to the New Sub-Advisers, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Advisers will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale. The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the annual renewal of the sub-advisory agreements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Sub-Advisory Agreement's fee structure bears a reasonable relationship to the services to be rendered and that each Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

AllianceBernstein L.P.

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

ClariVest Asset Management LLC

Cornerstone Investment Partners, LLC

First Eagle Investment Management, LLC

Loomis, Sayles & Company, L.P.

LSV Asset Management

Massachusetts Financial Services
Company

Morgan Stanley Investment
Management, Inc.

OppenheimerFunds, Inc.

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

T. Rowe Price Associates, Inc.

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMC-USAN-0115
1.931544.102

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.30%	$ 1,000.00	$ 1,088.90	$ 1.57
Hypothetical A		$ 1,000.00	$ 1,023.56	$ 1.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Growth Company Fund	8.1	6.8
Apple, Inc.	4.7	3.3
Wells Fargo Advantage Premier Large Co. Growth Fund (Administrator Class)	3.8	3.7
Columbia Select Large Cap Growth Fund Class R5	3.1	2.4
BBH Core Select Fund Class N	2.6	0.0
ASTON/Montag & Caldwell Growth Fund Class N	2.6	7.3
Gilead Sciences, Inc.	2.2	1.9
Loomis Sayles Growth Fund Class Y	1.9	0.0
Home Depot, Inc.	1.5	1.3
Google, Inc. Class A	1.4	1.4
	31.9
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	20.6
Consumer Discretionary	14.0	14.2
Health Care	13.0	10.9
Industrials	8.3	9.1
Consumer Staples	6.6	6.3
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 73.9%	Stocks 71.2%
Large Blend Funds 2.6%	Large Blend Funds 0.0%
Large Growth Funds 20.4%	Large Growth Funds 21.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.1%	Short-Term Investments and Net Other Assets (Liabilities) 7.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.6%
Lear Corp.	408,294	$ 39,159,478
TRW Automotive Holdings Corp. (a)	379,380	39,227,892
		78,387,370
Automobiles - 0.7%
General Motors Co.	542,030	18,120,063
Harley-Davidson, Inc.	629,450	43,860,076
Tesla Motors, Inc. (a)	104,301	25,503,681
		87,483,820
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	4,832	3,206,612
Dunkin' Brands Group, Inc.	344,394	16,651,450
Hilton Worldwide Holdings, Inc.	1,234,200	32,360,724
Las Vegas Sands Corp.	310,950	19,804,406
McDonald's Corp.	696,058	67,385,375
MGM Mirage, Inc. (a)	232,030	5,292,604
Panera Bread Co. Class A (a)	87,976	14,727,182
Royal Caribbean Cruises Ltd.	344,562	25,408,002
Starwood Hotels & Resorts Worldwide, Inc.	215,968	17,061,472
Wyndham Worldwide Corp.	273,600	22,807,296
Wynn Resorts Ltd.	91,823	16,400,506
Yum! Brands, Inc.	342,899	26,488,948
		267,594,577
Household Durables - 0.7%
Harman International Industries, Inc.	479,800	52,072,694
Mohawk Industries, Inc. (a)	72,322	11,107,936
PulteGroup, Inc.	650,321	14,066,443
Whirlpool Corp.	94,000	17,499,980
		94,747,053
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	141,499	47,917,221
Ctrip.com International Ltd. sponsored ADR (a)	117,022	6,328,550
Expedia, Inc.	172,400	15,017,764
Groupon, Inc. Class A (a)	545,154	4,105,010
priceline.com, Inc. (a)	55,236	64,084,255
TripAdvisor, Inc. (a)	397,348	29,264,680
Zalando SE (a)	138,890	4,334,840
zulily, Inc. Class A	236,008	6,780,510
		177,832,830
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 2.9%
CBS Corp. Class B	811,550	$ 44,537,864
Cinemark Holdings, Inc.	283,584	10,296,935
Comcast Corp. Class A	2,287,621	130,485,902
DIRECTV (a)	164,000	14,384,440
Legend Pictures LLC (a)(e)(f)	2,783	5,612,142
Omnicom Group, Inc.	447,430	34,572,916
The Walt Disney Co.	227,100	21,009,021
Time Warner Cable, Inc.	175,857	26,251,933
Time Warner, Inc.	226,500	19,279,680
Viacom, Inc. Class B (non-vtg.)	859,380	64,994,909
		371,425,742
Multiline Retail - 0.4%
Macy's, Inc.	884,956	57,442,494
Specialty Retail - 3.9%
AutoZone, Inc. (a)	91,838	53,055,731
Bed Bath & Beyond, Inc. (a)	368,550	27,040,514
Best Buy Co., Inc.	925,139	36,459,728
Foot Locker, Inc.	267,000	15,296,430
Home Depot, Inc.	2,014,420	200,233,348
L Brands, Inc.	332,000	26,858,800
O'Reilly Automotive, Inc. (a)	182,900	33,423,146
Ross Stores, Inc.	311,076	28,457,232
TJX Companies, Inc.	999,990	66,159,338
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	153,550	19,422,540
		506,406,807
Textiles, Apparel & Luxury Goods - 1.2%
Hanesbrands, Inc.	281,200	32,540,464
lululemon athletica, Inc. (a)	148,066	7,135,301
Michael Kors Holdings Ltd. (a)	222,402	17,060,457
NIKE, Inc. Class B	854,204	84,813,915
Under Armour, Inc. Class A (sub. vtg.) (a)	275,931	20,002,238
		161,552,375
TOTAL CONSUMER DISCRETIONARY		1,802,873,068
CONSUMER STAPLES - 6.6%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	478,950	56,032,361
Molson Coors Brewing Co. Class B	374,700	28,983,045
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	61,213	$ 6,865,038
PepsiCo, Inc.	1,337,024	133,836,102
The Coca-Cola Co.	365,714	16,394,959
		242,111,505
Food & Staples Retailing - 1.4%
CVS Health Corp.	1,426,565	130,330,978
Kroger Co.	938,117	56,136,921
		186,467,899
Food Products - 1.9%
Archer Daniels Midland Co.	880,103	46,363,826
General Mills, Inc.	472,450	24,921,738
Kellogg Co.	491,730	32,577,113
Keurig Green Mountain, Inc.	139,254	19,793,564
Kraft Foods Group, Inc.	255,593	15,379,031
Mead Johnson Nutrition Co. Class A	242,264	25,156,694
Mondelez International, Inc.	1,091,730	42,795,816
Tyson Foods, Inc. Class A	868,613	36,777,074
		243,764,856
Household Products - 0.2%
Colgate-Palmolive Co.	294,035	20,461,896
Tobacco - 1.2%
Lorillard, Inc.	387,682	24,478,241
Philip Morris International, Inc.	1,589,845	138,205,226
		162,683,467
TOTAL CONSUMER STAPLES		855,489,623
ENERGY - 2.6%
Energy Equipment & Services - 0.9%
Cameron International Corp. (a)	758,508	38,896,290
Halliburton Co.	412,800	17,420,160
Schlumberger Ltd.	712,895	61,273,325
		117,589,775
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.	622,760	39,912,688
Cabot Oil & Gas Corp.	538,610	17,795,674
EOG Resources, Inc.	770,422	66,810,996
Marathon Petroleum Corp.	460,474	41,484,103
Occidental Petroleum Corp.	375,020	29,915,345
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	208,300	$ 15,959,946
Valero Energy Corp.	196,500	9,551,865
		221,430,617
TOTAL ENERGY		339,020,392
FINANCIALS - 3.2%
Banks - 0.5%
JPMorgan Chase & Co.	1,144,280	68,839,885
Capital Markets - 0.1%
Goldman Sachs Group, Inc.	58,700	11,059,667
Consumer Finance - 1.0%
Capital One Financial Corp.	1,050,640	87,413,248
Discover Financial Services	699,809	45,872,480
		133,285,728
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	200,868	18,773,123
MSCI, Inc. Class A	347,397	16,800,119
		35,573,242
Insurance - 0.7%
Allstate Corp.	366,300	24,963,345
Everest Re Group Ltd.	106,090	18,607,125
MetLife, Inc.	149,935	8,337,885
Progressive Corp.	468,860	12,771,746
Prudential Financial, Inc.	279,577	23,758,453
		88,438,554
Real Estate Investment Trusts - 0.6%
American Tower Corp.	595,540	62,537,655
Iron Mountain, Inc.	561,195	21,331,022
		83,868,677
TOTAL FINANCIALS		421,065,753
HEALTH CARE - 13.0%
Biotechnology - 5.2%
Alexion Pharmaceuticals, Inc. (a)	149,387	29,115,526
Alnylam Pharmaceuticals, Inc. (a)	37,157	3,736,136
Amgen, Inc.	399,750	66,082,673
Biogen Idec, Inc. (a)	406,639	125,118,754
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	344,020	$ 30,865,474
Celgene Corp. (a)	1,152,539	131,032,159
Gilead Sciences, Inc. (a)	2,779,714	278,860,908
Intercept Pharmaceuticals, Inc. (a)	4,414	634,424
Ironwood Pharmaceuticals, Inc. Class A (a)	319,181	4,417,465
Pharmacyclics, Inc. (a)	16,784	2,339,522
Seattle Genetics, Inc. (a)	46,993	1,712,425
		673,915,466
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	371,750	27,137,750
Intuitive Surgical, Inc. (a)	61,383	31,782,276
Medtronic, Inc.	616,910	45,571,142
St. Jude Medical, Inc.	159,100	10,812,436
The Cooper Companies, Inc.	156,678	26,462,914
		141,766,518
Health Care Providers & Services - 2.4%
Aetna, Inc.	235,000	20,501,400
Cardinal Health, Inc.	238,600	19,610,534
Centene Corp. (a)	76,932	7,598,574
Cigna Corp.	187,800	19,322,742
Express Scripts Holding Co. (a)	839,393	69,795,528
HCA Holdings, Inc. (a)	1,403,327	97,797,859
McKesson Corp.	333,773	70,345,997
WellPoint, Inc.	67,148	8,588,901
		313,561,535
Health Care Technology - 0.2%
athenahealth, Inc. (a)	160,015	18,769,760
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	696,950	29,787,643
Illumina, Inc. (a)	334,514	63,855,377
Thermo Fisher Scientific, Inc.	348,383	45,042,438
		138,685,458
Pharmaceuticals - 3.0%
AbbVie, Inc.	554,600	38,378,320
Actavis PLC (a)	220,997	59,803,998
Allergan, Inc.	264,350	56,541,822
Bristol-Myers Squibb Co.	1,264,323	74,658,273
Endo Health Solutions, Inc. (a)	534,867	39,136,218
Johnson & Johnson	440,150	47,646,238
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	823,330	$ 49,729,132
Pfizer, Inc.	669,402	20,851,872
Zoetis, Inc. Class A	173,244	7,783,853
		394,529,726
TOTAL HEALTH CARE		1,681,228,463
INDUSTRIALS - 8.3%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	431,780	42,776,445
L-3 Communications Holdings, Inc.	125,500	15,637,300
Lockheed Martin Corp.	60,158	11,523,866
Northrop Grumman Corp.	223,700	31,526,041
Precision Castparts Corp.	276,181	65,703,460
The Boeing Co.	436,850	58,695,166
TransDigm Group, Inc.	87,933	17,392,268
Triumph Group, Inc.	156,510	10,652,071
United Technologies Corp.	792,475	87,235,648
		341,142,265
Air Freight & Logistics - 0.9%
FedEx Corp.	202,470	36,076,105
United Parcel Service, Inc. Class B	788,234	86,642,681
		122,718,786
Airlines - 0.6%
Copa Holdings SA Class A	244,170	27,325,065
Delta Air Lines, Inc.	1,101,516	51,407,752
		78,732,817
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	52,851	6,813,551
Electrical Equipment - 0.2%
Eaton Corp. PLC	172,099	11,673,475
Rockwell Automation, Inc.	104,100	12,014,181
SolarCity Corp. (a)	64,499	3,547,445
		27,235,101
Industrial Conglomerates - 0.3%
Danaher Corp.	230,499	19,260,496
Roper Industries, Inc.	90,569	14,293,600
		33,554,096
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
Caterpillar, Inc.	518,470	$ 52,158,082
Colfax Corp. (a)	220,991	11,387,666
Cummins, Inc.	173,906	25,324,192
Flowserve Corp.	505,900	29,782,333
Kennametal, Inc.	271,408	9,993,243
Pentair PLC	182,450	11,806,340
Trinity Industries, Inc.	425,100	13,628,706
		154,080,562
Professional Services - 0.2%
IHS, Inc. Class A (a)	122,761	15,033,312
Verisk Analytics, Inc. (a)	260,533	16,147,835
		31,181,147
Road & Rail - 2.2%
Canadian Pacific Railway Ltd.	411,000	79,468,387
Kansas City Southern	280,050	33,309,147
Norfolk Southern Corp.	171,200	19,112,768
Union Pacific Corp.	1,307,982	152,733,058
		284,623,360
TOTAL INDUSTRIALS		1,080,081,685
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	668,330	18,472,641
Palo Alto Networks, Inc. (a)	55,861	6,870,903
QUALCOMM, Inc.	1,556,380	113,460,102
		138,803,646
Electronic Equipment & Components - 0.3%
Corning, Inc.	502,700	10,566,754
Ingram Micro, Inc. Class A (a)	357,700	9,811,711
Keysight Technologies, Inc. (a)	348,475	12,266,320
		32,644,785
Internet Software & Services - 5.6%
Autohome, Inc. ADR Class A	158,308	6,842,072
Dropbox, Inc. (a)(f)	314,762	6,011,954
eBay, Inc. (a)	1,009,367	55,394,061
Facebook, Inc. Class A (a)	2,005,551	155,831,313
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
Class A (a)	335,145	$ 184,021,417
Class C (a)	317,768	172,176,235
IAC/InterActiveCorp	287,460	18,765,389
LinkedIn Corp. (a)	247,534	56,009,518
MercadoLibre, Inc.	37,826	5,331,196
Pandora Media, Inc. (a)	335,703	6,599,921
SurveyMonkey.com LLC (f)	163,411	2,688,111
Twitter, Inc.	1,005,227	41,958,175
Yelp, Inc. (a)	60,533	3,455,829
Youku Tudou, Inc. ADR (a)	318,369	5,889,827
Zillow, Inc. (a)	43,127	5,104,512
		726,079,530
IT Services - 4.4%
Accenture PLC Class A	260,862	22,520,216
Alliance Data Systems Corp. (a)	113,800	32,532,006
Amdocs Ltd.	341,678	16,655,094
Cognizant Technology Solutions Corp. Class A (a)	1,201,894	64,890,257
Fidelity National Information Services, Inc.	733,349	44,873,625
Fiserv, Inc. (a)	341,500	24,413,835
FleetCor Technologies, Inc. (a)	383,953	58,318,621
Gartner, Inc. Class A (a)	198,419	16,960,856
IBM Corp.	142,527	23,113,604
MasterCard, Inc. Class A	1,472,200	128,508,338
Visa, Inc. Class A	532,171	137,401,230
		570,187,682
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	2,698,300	64,894,115
Avago Technologies Ltd.	311,700	29,112,780
Broadcom Corp. Class A	638,517	27,539,238
Lam Research Corp.	460,850	38,084,644
Micron Technology, Inc. (a)	366,500	13,175,675
NXP Semiconductors NV (a)	513,070	39,921,977
Skyworks Solutions, Inc.	410,600	27,703,182
Texas Instruments, Inc.	588,800	32,042,496
		272,474,107
Software - 4.0%
Activision Blizzard, Inc.	1,180,490	25,557,609
Adobe Systems, Inc. (a)	690,800	50,898,144
Aspen Technology, Inc. (a)	535,696	20,217,167
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	380,408	$ 25,224,854
Electronic Arts, Inc. (a)	597,929	26,267,021
FireEye, Inc. (a)	360,098	10,907,368
Microsoft Corp.	2,030,250	97,066,253
NetSuite, Inc. (a)	61,280	6,480,360
Oracle Corp.	3,331,821	141,302,529
Parametric Technology Corp. (a)	248,710	9,717,100
ServiceNow, Inc. (a)	135,110	8,641,636
SolarWinds, Inc. (a)	673,970	34,992,522
Splunk, Inc. (a)	338,722	22,728,246
Synopsys, Inc. (a)	366,000	15,880,740
Tableau Software, Inc. (a)	49,690	4,167,997
Workday, Inc. Class A (a)	239,395	20,839,335
Zynga, Inc. (a)	848,669	2,206,539
		523,095,420
Technology Hardware, Storage & Peripherals - 5.3%
3D Systems Corp. (a)	96,193	3,393,689
Apple, Inc.	5,114,018	608,210,161
NCR Corp. (a)	943,690	27,980,409
SanDisk Corp.	220,600	22,823,276
Stratasys Ltd. (a)	32,604	3,324,630
Western Digital Corp.	265,170	27,384,106
		693,116,271
TOTAL INFORMATION TECHNOLOGY		2,956,401,441
MATERIALS - 2.1%
Chemicals - 1.7%
Ashland, Inc.	601,950	68,652,398
FMC Corp.	220,400	11,989,760
LyondellBasell Industries NV Class A	661,689	52,180,795
PPG Industries, Inc.	295,075	64,568,312
Sherwin-Williams Co.	31,741	7,772,101
The Dow Chemical Co.	417,902	20,339,290
		225,502,656
Construction Materials - 0.1%
Eagle Materials, Inc.	144,768	11,927,436
Containers & Packaging - 0.1%
Packaging Corp. of America	90,922	6,753,686
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	847,210	$ 22,747,589
TOTAL MATERIALS		266,931,367
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.	1,376,172	9,702,013
Verizon Communications, Inc.	2,421,435	122,500,397
		132,202,410
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	166,750	20,288,473
TOTAL TELECOMMUNICATION SERVICES		152,490,883
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	849,173	11,778,030
TOTAL COMMON STOCKS (Cost $6,423,425,350)		9,567,360,705
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Series D (f)	98,859	4,024,846
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(f)	52,096	4,966,833
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(f)	296,161	1,776,966
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (a)(f)	93,416	$ 560,496
Series H1 (a)(f)	93,416	560,496
		2,897,958
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,864,791
TOTAL PREFERRED STOCKS (Cost $6,782,330)		11,889,637
Equity Funds - 23.0%

Large Blend Funds - 2.6%
BBH Core Select Fund Class N	14,677,577	340,813,340
Large Growth Funds - 20.4%
ASTON/Montag & Caldwell Growth Fund Class N	11,163,408	338,697,800
Columbia Select Large Cap Growth Fund Class R5	19,783,558	397,253,849
Fidelity Growth Company Fund (c)	7,722,127	1,051,290,405
iShares Russell 1000 Growth Index ETF	70,748	6,866,093
Loomis Sayles Growth Fund Class Y	23,009,100	246,887,647
PRIMECAP Odyssey Growth Fund	4,063,324	110,644,310
Wells Fargo Advantage Premier Large Co. Growth Fund (Administrator Class) (a)	31,285,337	489,615,522
TOTAL LARGE GROWTH FUNDS		2,641,255,626
TOTAL EQUITY FUNDS (Cost $2,251,968,301)		2,982,068,966
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 12/4/14 to 2/26/15 (d) (Cost $7,479,776)	$ 7,480,000	7,479,918
Money Market Funds - 3.0%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (b)	6,042,301	$ 6,042,301
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	380,449,116	380,449,116
TOTAL MONEY MARKET FUNDS (Cost $386,491,417)		386,491,417
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $9,076,147,174)		12,955,290,643
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,235,655
NET ASSETS - 100%		$ 12,970,526,298
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2,729 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2014	$ 265,204,220	$ 16,085,165
The face value of futures purchased as a percentage of net assets is 2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,479,918.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,201,844 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 4,024,850
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,977,445
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
SurveyMonkey.com LLC	11/25/14	$ 2,688,111
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 826,367,304	$ 126,715,252	$ -	$ -	$ 1,051,290,405
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,811,864,747	$ 1,797,260,926	$ -	$ 14,603,821
Consumer Staples	855,489,623	855,489,623	-	-
Energy	339,020,392	339,020,392	-	-
Financials	421,065,753	421,065,753	-	-
Health Care	1,681,228,463	1,681,228,463	-	-
Industrials	1,080,081,685	1,080,081,685	-	-
Information Technology	2,959,299,399	2,947,701,376	-	11,598,023
Materials	266,931,367	266,931,367	-	-
Telecommunica- tion Services	152,490,883	152,490,883	-	-
Utilities	11,778,030	11,778,030	-	-
Equity Funds	2,982,068,966	2,982,068,966	-	-
U.S. Treasury Obligations	7,479,918	-	7,479,918	-
Money Market Funds	386,491,417	386,491,417	-	-
Total Investments in Securities:	$ 12,955,290,643	$ 12,921,608,881	$ 7,479,918	$ 26,201,844
Derivative Instruments:
Assets
Futures Contracts	$ 16,085,165	$ 16,085,165	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 16,085,165	$ -
Total Value of Derivatives	$ 16,085,165	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,360,641,880)	$ 11,904,000,238
Affiliated issuers (cost $715,505,294)	1,051,290,405
Total Investments (cost $9,076,147,174)		$ 12,955,290,643
Receivable for investments sold		23,269,386
Receivable for fund shares sold		8,958,384
Dividends receivable		10,868,455
Interest receivable		3,103
Prepaid expenses		25,896
Other receivables		39,846
Total assets		12,998,455,713

Liabilities
Payable for investments purchased	$ 20,756,918
Payable for fund shares redeemed	3,751,285
Accrued management fee	1,774,037
Payable for daily variation margin for derivative instruments	218,320
Other affiliated payables	1,322,279
Other payables and accrued expenses	106,576
Total liabilities		27,929,415

Net Assets		$ 12,970,526,298
Net Assets consist of:
Paid in capital		$ 8,746,617,249
Undistributed net investment income		70,234,265
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		258,446,150
Net unrealized appreciation (depreciation) on investments		3,895,228,634
Net Assets, for 751,099,632 shares outstanding		$ 12,970,526,298
Net Asset Value, offering price and redemption price per share ($12,970,526,298 ÷ 751,099,632 shares)		$ 17.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 89,501,629
Interest		21,781
Total income		89,523,410

Expenses
Management fee	$ 25,707,900
Transfer agent fees	7,318,747
Accounting fees and expenses	690,525
Custodian fees and expenses	70,665
Independent trustees' compensation	66,985
Registration fees	117,180
Audit	48,073
Legal	35,585
Miscellaneous	59,688
Total expenses before reductions	34,115,348
Expense reductions	(15,398,281)	18,717,067
Net investment income (loss)		70,806,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	269,478,619
Foreign currency transactions	(1,682)
Futures contracts	25,572,344
Realized gain distributions from underlying funds:
Total net realized gain (loss)		295,049,281
Change in net unrealized appreciation (depreciation) on: Investment securities	685,415,206
Assets and liabilities in foreign currencies	2,643
Futures contracts	(8,920,969)
Total change in net unrealized appreciation (depreciation)		676,496,880
Net gain (loss)		971,546,161
Net increase (decrease) in net assets resulting from operations		$ 1,042,352,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 70,806,343	$ 79,892,533
Net realized gain (loss)	295,049,281	795,670,040
Change in net unrealized appreciation (depreciation)	676,496,880	1,277,576,780
Net increase (decrease) in net assets resulting from operations	1,042,352,504	2,153,139,353
Distributions to shareholders from net investment income	(35,214,431)	(64,312,402)
Distributions to shareholders from net realized gain	(449,163,609)	(800,794,486)
Total distributions	(484,378,040)	(865,106,888)
Share transactions Proceeds from sales of shares	1,247,788,033	2,843,544,609
Reinvestment of distributions	483,073,419	863,222,558
Cost of shares redeemed	(1,459,554,181)	(1,937,754,707)
Net increase (decrease) in net assets resulting from share transactions	271,307,271	1,769,012,460
Total increase (decrease) in net assets	829,281,735	3,057,044,925

Net Assets
Beginning of period	12,141,244,563	9,084,199,638
End of period (including undistributed net investment income of $70,234,265 and undistributed net investment income of $34,642,353, respectively)	$ 12,970,526,298	$ 12,141,244,563
Other Information Shares
Sold	75,696,435	183,569,639
Issued in reinvestment of distributions	29,348,324	58,706,969
Redeemed	(89,393,555)	(124,359,924)
Net increase (decrease)	15,651,204	117,916,684

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 14.71	$ 12.13	$ 12.67	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.12	.12	.07	.07
Net realized and unrealized gain (loss)	1.34	3.01	2.57	(.43)	2.63
Total from investment operations	1.43	3.13	2.69	(.36)	2.70
Distributions from net investment income	(.05)	(.10)	(.10)	(.07)	(.03)
Distributions from net realized gain	(.63)	(1.23)	- I	(.11)	-
Total distributions	(.67) J	(1.33)	(.11) K	(.18)	(.03)
Net asset value, end of period	$ 17.27	$ 16.51	$ 14.71	$ 12.13	$ 12.67
Total ReturnB, C	8.89%	22.64%	22.29%	(2.83)%	27.03%
Ratios to Average Net AssetsF
Expenses before reductions	.55%A	.56%	.62%	.62%	.70%A
Expenses net of fee waivers, if any	.30%A	.31%	.37%	.36%	.45%A
Expenses net of all reductions	.30%A	.31%	.37%	.36%	.45%A
Net investment income (loss)	1.15%A	.75%	.89%	.61%	.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,970,526	$ 12,141,245	$ 9,084,200	$ 7,507,409	$ 6,800,471
Portfolio turnover rateG	35%A	39%	73%	49%H	47%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E For the period June 2, 2010 (commencement of operations) to May 31, 2011. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. G Amount does not include the portfolio activity of any Underlying Funds. H Portfolio turnover rate excludes securities received or delivered in-kind. I Amount represents less than $.01 per share. J Total distributions of $.67 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $.625 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Growth Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,001,454,791
Gross unrealized depreciation	(131,855,207)
Net unrealized appreciation (depreciation) on securities	$ 3,869,599,584

Tax cost	$ 9,085,691,059

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $25,572,344 and a change in net unrealized appreciation (depreciation) of $(8,920,969) related to its

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,512,026,382 and $2,108,032,042, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser)and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund. Subsequent to period end, Loomis Sayles was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,053 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $15,396,797.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,043 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $441.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than five years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2013, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods ended December 31, 2013. The Board also noted that the fund had out-performed 71% and 60% of its peers for the one- and three-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown and lower than its benchmark for the three-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2017 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.95%.

Semiannual Report

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Strategic Advisers Growth Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that certain of the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to shareholders. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2017.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services
Company

Morgan Stanley Investment Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGF-USAN-0115
1.922643.104

Strategic Advisers®
Growth Multi-Manager Fund

Class F

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each Class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Growth Multi-Manager	.90%
Actual		$ 1,000.00	$ 1,083.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class F	.81%
Actual		$ 1,000.00	$ 1,084.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.10
Class L	.91%
Actual		$ 1,000.00	$ 1,084.20	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.51	$ 4.61
Class N	1.17%
Actual		$ 1,000.00	$ 1,082.50	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	4.2
Fidelity Blue Chip Growth Fund	5.0	0.0
Gilead Sciences, Inc.	2.5	2.4
Home Depot, Inc.	1.7	1.6
Google, Inc. Class A	1.7	1.8
Google, Inc. Class C	1.5	1.8
Facebook, Inc. Class A	1.5	1.4
Union Pacific Corp.	1.4	1.2
Oracle Corp.	1.3	1.6
Verizon Communications, Inc.	1.3	1.3
	23.5
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.8
Consumer Discretionary	17.1	18.9
Health Care	15.7	14.3
Industrials	10.0	11.9
Consumer Staples	8.2	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 90.4%	Stocks 93.5%
Large Growth Funds 5.1%	Large Growth Funds 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.7%
Lear Corp.	2,591	$ 248,503
TRW Automotive Holdings Corp. (a)	1,910	197,494
		445,997
Automobiles - 0.8%
General Motors Co.	2,730	91,264
Harley-Davidson, Inc.	3,194	222,558
Tesla Motors, Inc. (a)	748	182,901
		496,723
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. (a)	34	22,563
Dunkin' Brands Group, Inc.	2,446	118,264
Hilton Worldwide Holdings, Inc.	6,270	164,399
Las Vegas Sands Corp.	1,576	100,375
McDonald's Corp.	4,117	398,567
MGM Mirage, Inc. (a)	1,636	37,317
Panera Bread Co. Class A (a)	631	105,629
Royal Caribbean Cruises Ltd.	2,432	179,336
Starwood Hotels & Resorts Worldwide, Inc.	1,096	86,584
Wyndham Worldwide Corp.	1,639	136,627
Wynn Resorts Ltd.	464	82,875
Yum! Brands, Inc.	2,421	187,022
		1,619,558
Household Durables - 0.9%
Harman International Industries, Inc.	2,436	264,379
Mohawk Industries, Inc. (a)	436	66,965
PulteGroup, Inc.	4,586	99,195
Whirlpool Corp.	580	107,979
		538,518
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	741	250,932
Ctrip.com International Ltd. sponsored ADR (a)	840	45,427
Expedia, Inc.	870	75,786
Groupon, Inc. Class A (a)	3,911	29,450
priceline.com, Inc. (a)	335	388,664
TripAdvisor, Inc. (a)	2,806	206,662
Zalando SE (a)	987	30,805
zulily, Inc. Class A	1,674	48,094
		1,075,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.4%
CBS Corp. Class B	4,121	$ 226,160
Cinemark Holdings, Inc.	2,002	72,693
Comcast Corp. Class A	13,593	775,345
DIRECTV (a)	986	86,482
Omnicom Group, Inc.	2,260	174,630
The Walt Disney Co.	1,365	126,276
Time Warner Cable, Inc.	1,244	185,704
Time Warner, Inc.	1,320	112,358
Viacom, Inc. Class B (non-vtg.)	4,607	348,427
		2,108,075
Multiline Retail - 0.6%
Macy's, Inc.	5,714	370,896
Specialty Retail - 4.6%
AutoZone, Inc. (a)	553	319,474
Bed Bath & Beyond, Inc. (a)	2,598	190,615
Best Buy Co., Inc.	5,847	230,430
Foot Locker, Inc.	1,602	91,779
Home Depot, Inc.	10,590	1,052,646
L Brands, Inc.	1,689	136,640
O'Reilly Automotive, Inc. (a)	930	169,948
Ross Stores, Inc.	2,194	200,707
TJX Companies, Inc.	5,070	335,431
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	780	98,662
		2,826,332
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	1,686	195,104
lululemon athletica, Inc. (a)	1,050	50,600
Michael Kors Holdings Ltd. (a)	1,596	122,429
NIKE, Inc. Class B	4,905	487,017
Under Armour, Inc. Class A (sub. vtg.) (a)	1,506	109,170
		964,320
TOTAL CONSUMER DISCRETIONARY		10,446,239
CONSUMER STAPLES - 8.2%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	2,435	284,871
Molson Coors Brewing Co. Class B	2,260	174,811
Monster Beverage Corp. (a)	434	48,673
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,318	$ 732,532
The Coca-Cola Co.	2,571	115,258
		1,356,145
Food & Staples Retailing - 1.8%
CVS Health Corp.	8,248	753,537
Kroger Co.	6,001	359,100
		1,112,637
Food Products - 2.5%
Archer Daniels Midland Co.	5,634	296,799
General Mills, Inc.	3,325	175,394
Kellogg Co.	2,470	163,638
Keurig Green Mountain, Inc.	989	140,576
Kraft Foods Group, Inc.	1,293	77,800
Mead Johnson Nutrition Co. Class A	1,738	180,474
Mondelez International, Inc.	6,161	241,511
Tyson Foods, Inc. Class A	5,724	242,354
		1,518,546
Household Products - 0.2%
Colgate-Palmolive Co.	2,073	144,260
Tobacco - 1.5%
Lorillard, Inc.	2,736	172,751
Philip Morris International, Inc.	8,640	751,075
		923,826
TOTAL CONSUMER STAPLES		5,055,414
ENERGY - 3.2%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	4,412	226,247
Halliburton Co.	2,478	104,572
Schlumberger Ltd.	4,024	345,863
		676,682
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,200	205,088
Cabot Oil & Gas Corp.	3,802	125,618
EOG Resources, Inc.	4,690	406,717
Marathon Petroleum Corp.	3,102	279,459
Occidental Petroleum Corp.	1,900	151,563
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	1,250	$ 95,775
Valero Energy Corp.	1,179	57,311
		1,321,531
TOTAL ENERGY		1,998,213
FINANCIALS - 4.1%
Banks - 0.6%
JPMorgan Chase & Co.	5,770	347,123
Capital Markets - 0.1%
Goldman Sachs Group, Inc.	352	66,320
Consumer Finance - 1.2%
Capital One Financial Corp.	5,580	464,256
Discover Financial Services	4,591	300,940
		765,196
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	1,441	134,676
MSCI, Inc. Class A	2,469	119,401
		254,077
Insurance - 1.0%
Allstate Corp.	2,212	150,748
Everest Re Group Ltd.	639	112,074
MetLife, Inc.	1,057	58,780
Progressive Corp.	3,364	91,635
Prudential Financial, Inc.	1,971	167,496
		580,733
Real Estate Investment Trusts - 0.8%
American Tower Corp.	3,470	364,385
Iron Mountain, Inc.	3,958	150,444
		514,829
TOTAL FINANCIALS		2,528,278
HEALTH CARE - 15.7%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (a)	1,055	205,620
Alnylam Pharmaceuticals, Inc. (a)	264	26,545
Amgen, Inc.	2,201	363,847
Biogen Idec, Inc. (a)	2,278	700,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,730	$ 155,216
Celgene Corp. (a)	6,474	736,029
Gilead Sciences, Inc. (a)	15,058	1,510,619
Intercept Pharmaceuticals, Inc. (a)	32	4,599
Ironwood Pharmaceuticals, Inc. Class A (a)	2,290	31,694
Pharmacyclics, Inc. (a)	120	16,727
Seattle Genetics, Inc. (a)	333	12,135
		3,763,949
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,880	137,240
Intuitive Surgical, Inc. (a)	440	227,819
Medtronic, Inc.	3,110	229,736
St. Jude Medical, Inc.	953	64,766
The Cooper Companies, Inc.	1,011	170,758
		830,319
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,412	123,183
Cardinal Health, Inc.	1,431	117,614
Centene Corp. (a)	542	53,533
Cigna Corp.	1,125	115,751
Express Scripts Holding Co. (a)	4,230	351,725
HCA Holdings, Inc. (a)	7,665	534,174
McKesson Corp.	2,156	454,399
WellPoint, Inc.	474	60,629
		1,811,008
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,148	134,660
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,510	150,017
Illumina, Inc. (a)	2,383	454,891
Thermo Fisher Scientific, Inc.	2,263	292,583
		897,491
Pharmaceuticals - 3.6%
AbbVie, Inc.	3,310	229,052
Actavis PLC (a)	1,232	333,392
Allergan, Inc.	1,340	286,613
Bristol-Myers Squibb Co.	7,586	447,953
Endo Health Solutions, Inc. (a)	3,796	277,753
Johnson & Johnson	2,342	253,522
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	4,150	$ 250,660
Pfizer, Inc.	3,376	105,162
Zoetis, Inc. Class A	1,230	55,264
		2,239,371
TOTAL HEALTH CARE		9,676,798
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	2,180	215,973
L-3 Communications Holdings, Inc.	752	93,699
Lockheed Martin Corp.	424	81,221
Northrop Grumman Corp.	1,344	189,410
Precision Castparts Corp.	1,532	364,463
The Boeing Co.	2,221	298,414
TransDigm Group, Inc.	624	123,421
Triumph Group, Inc.	790	53,767
United Technologies Corp.	4,474	492,498
		1,912,866
Air Freight & Logistics - 1.1%
FedEx Corp.	1,140	203,125
United Parcel Service, Inc. Class B	4,576	502,994
		706,119
Airlines - 0.7%
Copa Holdings SA Class A	1,230	137,649
Delta Air Lines, Inc.	7,042	328,650
		466,299
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	375	48,345
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,268	86,008
Rockwell Automation, Inc.	530	61,167
SolarCity Corp. (a)	458	25,190
		172,365
Industrial Conglomerates - 0.3%
Danaher Corp.	1,171	97,849
Roper Industries, Inc.	640	101,005
		198,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	2,880	$ 289,728
Colfax Corp. (a)	1,586	81,727
Cummins, Inc.	1,227	178,676
Flowserve Corp.	2,570	151,296
Kennametal, Inc.	1,872	68,927
Pentair PLC	928	60,051
Trinity Industries, Inc.	2,548	81,689
		912,094
Professional Services - 0.4%
IHS, Inc. Class A (a)	881	107,887
Verisk Analytics, Inc. (a)	1,850	114,663
		222,550
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,083	402,756
Kansas City Southern	1,422	169,133
Norfolk Southern Corp.	1,040	116,106
Union Pacific Corp.	7,471	872,389
		1,560,384
TOTAL INDUSTRIALS		6,199,876
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,370	93,147
Palo Alto Networks, Inc. (a)	401	49,323
QUALCOMM, Inc.	8,483	618,411
		760,881
Electronic Equipment & Components - 0.3%
Corning, Inc.	3,018	63,438
Ingram Micro, Inc. Class A (a)	2,148	58,920
Keysight Technologies, Inc. (a)	1,755	61,776
		184,134
Internet Software & Services - 6.8%
Autohome, Inc. ADR Class A	1,123	48,536
Dropbox, Inc. (a)(e)	1,585	30,274
eBay, Inc. (a)	5,090	279,339
Facebook, Inc. Class A (a)	11,923	926,417
Google, Inc.:
Class A (a)	1,880	1,032,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	1,756	$ 951,453
IAC/InterActiveCorp	1,450	94,656
LinkedIn Corp. (a)	1,557	352,302
MercadoLibre, Inc.	271	38,195
Pandora Media, Inc. (a)	2,382	46,830
SurveyMonkey.com LLC (e)	1,159	19,066
Twitter, Inc.	6,376	266,134
Yelp, Inc. (a)	429	24,492
Youku Tudou, Inc. ADR (a)	2,284	42,254
Zillow, Inc. (a)	306	36,218
		4,188,436
IT Services - 5.4%
Accenture PLC Class A	1,839	158,761
Alliance Data Systems Corp. (a)	681	194,677
Amdocs Ltd.	2,049	99,879
Cognizant Technology Solutions Corp. Class A (a)	7,103	383,491
Fidelity National Information Services, Inc.	4,228	258,711
Fiserv, Inc. (a)	2,049	146,483
FleetCor Technologies, Inc. (a)	2,632	399,774
Gartner, Inc. Class A (a)	1,408	120,356
IBM Corp.	911	147,737
MasterCard, Inc. Class A	7,630	666,023
Visa, Inc. Class A	3,020	779,734
		3,355,626
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	13,697	329,413
Avago Technologies Ltd.	2,190	204,546
Broadcom Corp. Class A	4,501	194,128
Lam Research Corp.	2,673	220,897
Micron Technology, Inc. (a)	2,200	79,090
NXP Semiconductors NV (a)	2,607	202,851
Skyworks Solutions, Inc.	2,462	166,111
Texas Instruments, Inc.	3,532	192,211
		1,589,247
Software - 5.2%
Activision Blizzard, Inc.	5,820	126,003
Adobe Systems, Inc. (a)	3,510	258,617
Aspen Technology, Inc. (a)	3,777	142,544
Citrix Systems, Inc. (a)	2,681	177,777
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	4,215	$ 185,165
FireEye, Inc. (a)	2,642	80,026
Microsoft Corp.	12,795	611,729
NetSuite, Inc. (a)	440	46,530
Oracle Corp.	19,115	810,667
Parametric Technology Corp. (a)	1,763	68,880
ServiceNow, Inc. (a)	969	61,977
SolarWinds, Inc. (a)	3,400	176,528
Splunk, Inc. (a)	2,469	165,670
Synopsys, Inc. (a)	2,194	95,198
Tableau Software, Inc. (a)	357	29,945
Workday, Inc. Class A (a)	1,718	149,552
Zynga, Inc. (a)	6,089	15,831
		3,202,639
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	682	24,061
Apple, Inc.	28,945	3,442,426
NCR Corp. (a)	4,760	141,134
SanDisk Corp.	1,326	137,188
Stratasys Ltd. (a)	234	23,861
Western Digital Corp.	1,732	178,864
		3,947,534
TOTAL INFORMATION TECHNOLOGY		17,228,497
MATERIALS - 2.5%
Chemicals - 2.1%
Ashland, Inc.	3,040	346,712
FMC Corp.	1,110	60,384
LyondellBasell Industries NV Class A	4,309	339,808
PPG Industries, Inc.	1,736	379,872
Sherwin-Williams Co.	224	54,849
The Dow Chemical Co.	2,962	144,161
		1,325,786
Construction Materials - 0.1%
Eagle Materials, Inc.	1,021	84,120
Containers & Packaging - 0.1%
Packaging Corp. of America	641	47,613
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	4,270	$ 114,650
TOTAL MATERIALS		1,572,169
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp.	9,708	68,441
Verizon Communications, Inc.	15,595	788,951
		857,392
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	850	103,420
TOTAL TELECOMMUNICATION SERVICES		960,812
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,992	83,109
TOTAL COMMON STOCKS (Cost $37,008,921)		55,749,405
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (e)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	34,799
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	8,934
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (a)(e)	655	$ 3,930
Series H1 (a)(e)	655	3,930
		16,794
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,593
TOTAL PREFERRED STOCKS (Cost $49,408)		83,471
Equity Funds - 5.1%

Large Growth Funds - 5.1%
Fidelity Blue Chip Growth Fund (c)	44,949	3,119,441
iShares Russell 1000 Growth Index ETF	438	42,508
TOTAL EQUITY FUNDS (Cost $2,933,711)		3,161,949
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/11/14 to 2/12/15 (d) (Cost $59,998)	$ 60,000	59,999
Money Market Funds - 4.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,678,309)	2,678,309	2,678,309
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $42,730,347)		61,733,133
NET OTHER ASSETS (LIABILITIES) - 0.1%		60,119
NET ASSETS - 100%		$ 61,793,252
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2014	$ 1,943,600	$ 81,582

The face value of futures purchased as a percentage of net assets is 3.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,811 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey.com LLC	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 3,000,000	$ 93,300	$ -	$ 3,119,441
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,512,916	$ 10,446,239	$ -	$ 66,677
Consumer Staples	5,055,414	5,055,414	-	-
Energy	1,998,213	1,998,213	-	-
Financials	2,528,278	2,528,278	-	-
Health Care	9,676,798	9,676,798	-	-
Industrials	6,199,876	6,199,876	-	-
Information Technology	17,245,291	17,179,157	-	66,134
Materials	1,572,169	1,572,169	-	-
Telecommunication Services	960,812	960,812	-	-
Utilities	83,109	83,109	-	-
Equity Funds	3,161,949	3,161,949	-	-
U.S. Treasury Obligations	59,999	-	59,999	-
Money Market Funds	2,678,309	2,678,309	-	-
Total Investments in Securities:	$ 61,733,133	$ 61,540,323	$ 59,999	$ 132,811
Derivative Instruments:
Assets
Futures Contracts	$ 81,582	$ 81,582	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 81,582	$ -
Total Value of Derivatives	$ 81,582	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,821,826)	$ 58,613,692
Affiliated issuers (cost $2,908,521)	3,119,441
Total Investments (cost $42,730,347)		$ 61,733,133
Cash		7,000
Foreign currency held at value (cost $20,942)		19,912
Receivable for investments sold		146,862
Receivable for fund shares sold		1,849
Dividends receivable		70,651
Interest receivable		20
Prepaid expenses		175
Other receivables		250
Total assets		61,979,852

Liabilities
Payable for investments purchased	$ 121,354
Payable for fund shares redeemed	100
Accrued management fee	25,473
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	1,600
Other affiliated payables	6,031
Audit fees payable	21,018
Other payables and accrued expenses	11,000
Total liabilities		186,600

Net Assets		$ 61,793,252
Net Assets consist of:
Paid in capital		$ 38,322,710
Undistributed net investment income		123,496
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,263,746
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,083,300
Net Assets		$ 61,793,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($59,650,793 ÷ 4,124,766 shares)	$ 14.46

Class F: Net Asset Value, offering price and redemption price per share ($1,905,739 ÷ 131,750 shares)	$ 14.46

Class L: Net Asset Value, offering price and redemption price per share ($118,515 ÷ 8,200 shares)	$ 14.45

Class N: Net Asset Value, offering price and redemption price per share ($118,205 ÷ 8,189 shares)	$ 14.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 388,145
Interest		99
Total income		388,244

Expenses
Management fee	$ 150,183
Transfer agent fees	26,123
Distribution and service plan fees	141
Accounting fees and expenses	11,455
Custodian fees and expenses	14,926
Independent trustees' compensation	343
Registration fees	34,274
Audit	27,548
Legal	205
Miscellaneous	379
Total expenses		265,577
Net investment income (loss)		122,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,300,742
Affiliated issuers	1,821
Foreign currency transactions	(705)
Futures contracts	155,358
Total net realized gain (loss)		4,457,216
Change in net unrealized appreciation (depreciation) on: Investment securities	251,131
Assets and liabilities in foreign currencies	(413)
Futures contracts	20,394
Total change in net unrealized appreciation (depreciation)		271,112
Net gain (loss)		4,728,328
Net increase (decrease) in net assets resulting from operations		$ 4,850,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,667	$ 404,078
Net realized gain (loss)	4,457,216	7,764,546
Change in net unrealized appreciation (depreciation)	271,112	6,447,177
Net increase (decrease) in net assets resulting from operations	4,850,995	14,615,801
Distributions to shareholders from net investment income	(134,556)	(341,214)
Distributions to shareholders from net realized gain	(5,365,916)	(3,803,435)
Total distributions	(5,500,472)	(4,144,649)
Share transactions - net increase (decrease)	(4,792,752)	(8,113,079)
Total increase (decrease) in net assets	(5,442,229)	2,358,073

Net Assets
Beginning of period	67,235,481	64,877,408
End of period (including undistributed net investment income of $123,496 and undistributed net investment income of $135,385, respectively)	$ 61,793,252	$ 67,235,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.08	.07	.02
Net realized and unrealized gain (loss)	1.14	2.74	2.22	.46
Total from investment operations	1.17	2.82	2.29	.48
Distributions from net investment income	(.04)	(.07)	(.06)	(.01)
Distributions from net realized gain	(1.40)	(.73)	-	-
Total distributions	(1.44)	(.79) H	(.06)	(.01)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70	$ 10.47
Total Return B, C	8.39%	22.94%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.90% A	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.90% A	.80%	.87%	.91% A
Expenses net of all reductions	.90% A	.80%	.87%	.91% A
Net investment income (loss)	.41% A	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,651	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rate G	49% A	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.09	.03
Net realized and unrealized gain (loss)	1.14	2.75	1.41
Total from investment operations	1.18	2.84	1.44
Distributions from net investment income	(.04)	(.08)	(.05)
Distributions from net realized gain	(1.40)	(.73)	-
Total distributions	(1.45) H	(.81)	(.05)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70
Total Return B, C	8.45%	23.05%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.74%	.72% A
Expenses net of fee waivers, if any	.81% A	.69%	.72% A
Expenses net of all reductions	.81% A	.69%	.72% A
Net investment income (loss)	.51% A	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,286	$ 256
Portfolio turnover rate G	49% A	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.45 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $1.403 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	1.14	1.22
Total from investment operations	1.17	1.27
Distributions from net investment income	(.04)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.44)	(.51)
Net asset value, end of period	$ 14.45	$ 14.72
Total Return B, C	8.42%	9.28%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.85% A
Expenses net of fee waivers, if any	.91% A	.85% A
Expenses net of all reductions	.91% A	.85% A
Net investment income (loss)	.40% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.03
Net realized and unrealized gain (loss)	1.14	1.23
Total from investment operations	1.15	1.26
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.43)	(.51)
Net asset value, end of period	$ 14.43	$ 14.71
Total Return B, C	8.25%	9.17%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.10% A
Expenses net of fee waivers, if any	1.17% A	1.10% A
Expenses net of all reductions	1.17% A	1.10% A
Net investment income (loss)	.15% A	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

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Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,647,839
Gross unrealized depreciation	(717,293)
Net unrealized appreciation (depreciation) on securities	$ 18,930,546

Tax cost	$ 42,802,587

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

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3. Derivative Instruments - continued

Futures Contracts - continued

variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $155,358 and a change in net unrealized appreciation (depreciation) of $20,394 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,200,758 and $22,686,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser)and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund. Subsequent to period end, Loomis Sayles was allocated a portion of the Fund's assets.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Multi-Manager	$ 26,009.09
Class L	57.10
Class N	57.10
	$ 26,123

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $44 for the period.

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5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,474.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Growth Multi-Manager	$ 130,141	$ 336,398
Class F	3,932	4,121
Class L	297	365
Class N	186	330
Total	$ 134,556	$ 341,214
From net realized gain
Growth Multi-Manager	$ 5,216,795	$ 3,761,147
Class F	128,293	35,698
Class L	10,416	3,295
Class N	10,412	3,295
Total	$ 5,365,916	$ 3,803,435

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Growth Multi-Manager
Shares sold	50,009	63,560	$ 698,889	$ 884,856
Reinvestment of distributions	387,180	305,080	5,346,936	4,097,545
Shares redeemed	(775,773)	(993,949)	(11,474,670)	(14,235,587)
Net increase (decrease)	(338,584)	(625,309)	$ (5,428,845)	$ (9,253,186)
Class F
Shares sold	40,211	72,001	$ 557,718	$ 1,001,159
Reinvestment of distributions	9,574	2,896	132,225	39,819
Shares redeemed	(5,335)	(7,751)	(75,161)	(108,156)
Net increase (decrease)	44,450	67,146	$ 614,782	$ 932,822
Class L
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	776	261	10,713	3,660
Net increase (decrease)	776	7,424	$ 10,713	$ 103,660
Class N
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	768	258	10,598	3,625
Net increase (decrease)	768	7,421	$ 10,598	$ 103,625

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile and that Class F had out-performed 75% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

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Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that certain of the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-F-SANN-0115
1.951498.101

Strategic Advisers®
Growth Multi-Manager Fund Class L and Class N

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each Class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Growth Multi-Manager	.90%
Actual		$ 1,000.00	$ 1,083.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class F	.81%
Actual		$ 1,000.00	$ 1,084.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.10
Class L	.91%
Actual		$ 1,000.00	$ 1,084.20	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.51	$ 4.61
Class N	1.17%
Actual		$ 1,000.00	$ 1,082.50	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	4.2
Fidelity Blue Chip Growth Fund	5.0	0.0
Gilead Sciences, Inc.	2.5	2.4
Home Depot, Inc.	1.7	1.6
Google, Inc. Class A	1.7	1.8
Google, Inc. Class C	1.5	1.8
Facebook, Inc. Class A	1.5	1.4
Union Pacific Corp.	1.4	1.2
Oracle Corp.	1.3	1.6
Verizon Communications, Inc.	1.3	1.3
	23.5
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.8
Consumer Discretionary	17.1	18.9
Health Care	15.7	14.3
Industrials	10.0	11.9
Consumer Staples	8.2	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 90.4%	Stocks 93.5%
Large Growth Funds 5.1%	Large Growth Funds 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.7%
Lear Corp.	2,591	$ 248,503
TRW Automotive Holdings Corp. (a)	1,910	197,494
		445,997
Automobiles - 0.8%
General Motors Co.	2,730	91,264
Harley-Davidson, Inc.	3,194	222,558
Tesla Motors, Inc. (a)	748	182,901
		496,723
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. (a)	34	22,563
Dunkin' Brands Group, Inc.	2,446	118,264
Hilton Worldwide Holdings, Inc.	6,270	164,399
Las Vegas Sands Corp.	1,576	100,375
McDonald's Corp.	4,117	398,567
MGM Mirage, Inc. (a)	1,636	37,317
Panera Bread Co. Class A (a)	631	105,629
Royal Caribbean Cruises Ltd.	2,432	179,336
Starwood Hotels & Resorts Worldwide, Inc.	1,096	86,584
Wyndham Worldwide Corp.	1,639	136,627
Wynn Resorts Ltd.	464	82,875
Yum! Brands, Inc.	2,421	187,022
		1,619,558
Household Durables - 0.9%
Harman International Industries, Inc.	2,436	264,379
Mohawk Industries, Inc. (a)	436	66,965
PulteGroup, Inc.	4,586	99,195
Whirlpool Corp.	580	107,979
		538,518
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	741	250,932
Ctrip.com International Ltd. sponsored ADR (a)	840	45,427
Expedia, Inc.	870	75,786
Groupon, Inc. Class A (a)	3,911	29,450
priceline.com, Inc. (a)	335	388,664
TripAdvisor, Inc. (a)	2,806	206,662
Zalando SE (a)	987	30,805
zulily, Inc. Class A	1,674	48,094
		1,075,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.4%
CBS Corp. Class B	4,121	$ 226,160
Cinemark Holdings, Inc.	2,002	72,693
Comcast Corp. Class A	13,593	775,345
DIRECTV (a)	986	86,482
Omnicom Group, Inc.	2,260	174,630
The Walt Disney Co.	1,365	126,276
Time Warner Cable, Inc.	1,244	185,704
Time Warner, Inc.	1,320	112,358
Viacom, Inc. Class B (non-vtg.)	4,607	348,427
		2,108,075
Multiline Retail - 0.6%
Macy's, Inc.	5,714	370,896
Specialty Retail - 4.6%
AutoZone, Inc. (a)	553	319,474
Bed Bath & Beyond, Inc. (a)	2,598	190,615
Best Buy Co., Inc.	5,847	230,430
Foot Locker, Inc.	1,602	91,779
Home Depot, Inc.	10,590	1,052,646
L Brands, Inc.	1,689	136,640
O'Reilly Automotive, Inc. (a)	930	169,948
Ross Stores, Inc.	2,194	200,707
TJX Companies, Inc.	5,070	335,431
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	780	98,662
		2,826,332
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	1,686	195,104
lululemon athletica, Inc. (a)	1,050	50,600
Michael Kors Holdings Ltd. (a)	1,596	122,429
NIKE, Inc. Class B	4,905	487,017
Under Armour, Inc. Class A (sub. vtg.) (a)	1,506	109,170
		964,320
TOTAL CONSUMER DISCRETIONARY		10,446,239
CONSUMER STAPLES - 8.2%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	2,435	284,871
Molson Coors Brewing Co. Class B	2,260	174,811
Monster Beverage Corp. (a)	434	48,673
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,318	$ 732,532
The Coca-Cola Co.	2,571	115,258
		1,356,145
Food & Staples Retailing - 1.8%
CVS Health Corp.	8,248	753,537
Kroger Co.	6,001	359,100
		1,112,637
Food Products - 2.5%
Archer Daniels Midland Co.	5,634	296,799
General Mills, Inc.	3,325	175,394
Kellogg Co.	2,470	163,638
Keurig Green Mountain, Inc.	989	140,576
Kraft Foods Group, Inc.	1,293	77,800
Mead Johnson Nutrition Co. Class A	1,738	180,474
Mondelez International, Inc.	6,161	241,511
Tyson Foods, Inc. Class A	5,724	242,354
		1,518,546
Household Products - 0.2%
Colgate-Palmolive Co.	2,073	144,260
Tobacco - 1.5%
Lorillard, Inc.	2,736	172,751
Philip Morris International, Inc.	8,640	751,075
		923,826
TOTAL CONSUMER STAPLES		5,055,414
ENERGY - 3.2%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	4,412	226,247
Halliburton Co.	2,478	104,572
Schlumberger Ltd.	4,024	345,863
		676,682
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,200	205,088
Cabot Oil & Gas Corp.	3,802	125,618
EOG Resources, Inc.	4,690	406,717
Marathon Petroleum Corp.	3,102	279,459
Occidental Petroleum Corp.	1,900	151,563
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	1,250	$ 95,775
Valero Energy Corp.	1,179	57,311
		1,321,531
TOTAL ENERGY		1,998,213
FINANCIALS - 4.1%
Banks - 0.6%
JPMorgan Chase & Co.	5,770	347,123
Capital Markets - 0.1%
Goldman Sachs Group, Inc.	352	66,320
Consumer Finance - 1.2%
Capital One Financial Corp.	5,580	464,256
Discover Financial Services	4,591	300,940
		765,196
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	1,441	134,676
MSCI, Inc. Class A	2,469	119,401
		254,077
Insurance - 1.0%
Allstate Corp.	2,212	150,748
Everest Re Group Ltd.	639	112,074
MetLife, Inc.	1,057	58,780
Progressive Corp.	3,364	91,635
Prudential Financial, Inc.	1,971	167,496
		580,733
Real Estate Investment Trusts - 0.8%
American Tower Corp.	3,470	364,385
Iron Mountain, Inc.	3,958	150,444
		514,829
TOTAL FINANCIALS		2,528,278
HEALTH CARE - 15.7%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (a)	1,055	205,620
Alnylam Pharmaceuticals, Inc. (a)	264	26,545
Amgen, Inc.	2,201	363,847
Biogen Idec, Inc. (a)	2,278	700,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,730	$ 155,216
Celgene Corp. (a)	6,474	736,029
Gilead Sciences, Inc. (a)	15,058	1,510,619
Intercept Pharmaceuticals, Inc. (a)	32	4,599
Ironwood Pharmaceuticals, Inc. Class A (a)	2,290	31,694
Pharmacyclics, Inc. (a)	120	16,727
Seattle Genetics, Inc. (a)	333	12,135
		3,763,949
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,880	137,240
Intuitive Surgical, Inc. (a)	440	227,819
Medtronic, Inc.	3,110	229,736
St. Jude Medical, Inc.	953	64,766
The Cooper Companies, Inc.	1,011	170,758
		830,319
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,412	123,183
Cardinal Health, Inc.	1,431	117,614
Centene Corp. (a)	542	53,533
Cigna Corp.	1,125	115,751
Express Scripts Holding Co. (a)	4,230	351,725
HCA Holdings, Inc. (a)	7,665	534,174
McKesson Corp.	2,156	454,399
WellPoint, Inc.	474	60,629
		1,811,008
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,148	134,660
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,510	150,017
Illumina, Inc. (a)	2,383	454,891
Thermo Fisher Scientific, Inc.	2,263	292,583
		897,491
Pharmaceuticals - 3.6%
AbbVie, Inc.	3,310	229,052
Actavis PLC (a)	1,232	333,392
Allergan, Inc.	1,340	286,613
Bristol-Myers Squibb Co.	7,586	447,953
Endo Health Solutions, Inc. (a)	3,796	277,753
Johnson & Johnson	2,342	253,522
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	4,150	$ 250,660
Pfizer, Inc.	3,376	105,162
Zoetis, Inc. Class A	1,230	55,264
		2,239,371
TOTAL HEALTH CARE		9,676,798
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	2,180	215,973
L-3 Communications Holdings, Inc.	752	93,699
Lockheed Martin Corp.	424	81,221
Northrop Grumman Corp.	1,344	189,410
Precision Castparts Corp.	1,532	364,463
The Boeing Co.	2,221	298,414
TransDigm Group, Inc.	624	123,421
Triumph Group, Inc.	790	53,767
United Technologies Corp.	4,474	492,498
		1,912,866
Air Freight & Logistics - 1.1%
FedEx Corp.	1,140	203,125
United Parcel Service, Inc. Class B	4,576	502,994
		706,119
Airlines - 0.7%
Copa Holdings SA Class A	1,230	137,649
Delta Air Lines, Inc.	7,042	328,650
		466,299
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	375	48,345
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,268	86,008
Rockwell Automation, Inc.	530	61,167
SolarCity Corp. (a)	458	25,190
		172,365
Industrial Conglomerates - 0.3%
Danaher Corp.	1,171	97,849
Roper Industries, Inc.	640	101,005
		198,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	2,880	$ 289,728
Colfax Corp. (a)	1,586	81,727
Cummins, Inc.	1,227	178,676
Flowserve Corp.	2,570	151,296
Kennametal, Inc.	1,872	68,927
Pentair PLC	928	60,051
Trinity Industries, Inc.	2,548	81,689
		912,094
Professional Services - 0.4%
IHS, Inc. Class A (a)	881	107,887
Verisk Analytics, Inc. (a)	1,850	114,663
		222,550
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,083	402,756
Kansas City Southern	1,422	169,133
Norfolk Southern Corp.	1,040	116,106
Union Pacific Corp.	7,471	872,389
		1,560,384
TOTAL INDUSTRIALS		6,199,876
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,370	93,147
Palo Alto Networks, Inc. (a)	401	49,323
QUALCOMM, Inc.	8,483	618,411
		760,881
Electronic Equipment & Components - 0.3%
Corning, Inc.	3,018	63,438
Ingram Micro, Inc. Class A (a)	2,148	58,920
Keysight Technologies, Inc. (a)	1,755	61,776
		184,134
Internet Software & Services - 6.8%
Autohome, Inc. ADR Class A	1,123	48,536
Dropbox, Inc. (a)(e)	1,585	30,274
eBay, Inc. (a)	5,090	279,339
Facebook, Inc. Class A (a)	11,923	926,417
Google, Inc.:
Class A (a)	1,880	1,032,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	1,756	$ 951,453
IAC/InterActiveCorp	1,450	94,656
LinkedIn Corp. (a)	1,557	352,302
MercadoLibre, Inc.	271	38,195
Pandora Media, Inc. (a)	2,382	46,830
SurveyMonkey.com LLC (e)	1,159	19,066
Twitter, Inc.	6,376	266,134
Yelp, Inc. (a)	429	24,492
Youku Tudou, Inc. ADR (a)	2,284	42,254
Zillow, Inc. (a)	306	36,218
		4,188,436
IT Services - 5.4%
Accenture PLC Class A	1,839	158,761
Alliance Data Systems Corp. (a)	681	194,677
Amdocs Ltd.	2,049	99,879
Cognizant Technology Solutions Corp. Class A (a)	7,103	383,491
Fidelity National Information Services, Inc.	4,228	258,711
Fiserv, Inc. (a)	2,049	146,483
FleetCor Technologies, Inc. (a)	2,632	399,774
Gartner, Inc. Class A (a)	1,408	120,356
IBM Corp.	911	147,737
MasterCard, Inc. Class A	7,630	666,023
Visa, Inc. Class A	3,020	779,734
		3,355,626
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	13,697	329,413
Avago Technologies Ltd.	2,190	204,546
Broadcom Corp. Class A	4,501	194,128
Lam Research Corp.	2,673	220,897
Micron Technology, Inc. (a)	2,200	79,090
NXP Semiconductors NV (a)	2,607	202,851
Skyworks Solutions, Inc.	2,462	166,111
Texas Instruments, Inc.	3,532	192,211
		1,589,247
Software - 5.2%
Activision Blizzard, Inc.	5,820	126,003
Adobe Systems, Inc. (a)	3,510	258,617
Aspen Technology, Inc. (a)	3,777	142,544
Citrix Systems, Inc. (a)	2,681	177,777
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	4,215	$ 185,165
FireEye, Inc. (a)	2,642	80,026
Microsoft Corp.	12,795	611,729
NetSuite, Inc. (a)	440	46,530
Oracle Corp.	19,115	810,667
Parametric Technology Corp. (a)	1,763	68,880
ServiceNow, Inc. (a)	969	61,977
SolarWinds, Inc. (a)	3,400	176,528
Splunk, Inc. (a)	2,469	165,670
Synopsys, Inc. (a)	2,194	95,198
Tableau Software, Inc. (a)	357	29,945
Workday, Inc. Class A (a)	1,718	149,552
Zynga, Inc. (a)	6,089	15,831
		3,202,639
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	682	24,061
Apple, Inc.	28,945	3,442,426
NCR Corp. (a)	4,760	141,134
SanDisk Corp.	1,326	137,188
Stratasys Ltd. (a)	234	23,861
Western Digital Corp.	1,732	178,864
		3,947,534
TOTAL INFORMATION TECHNOLOGY		17,228,497
MATERIALS - 2.5%
Chemicals - 2.1%
Ashland, Inc.	3,040	346,712
FMC Corp.	1,110	60,384
LyondellBasell Industries NV Class A	4,309	339,808
PPG Industries, Inc.	1,736	379,872
Sherwin-Williams Co.	224	54,849
The Dow Chemical Co.	2,962	144,161
		1,325,786
Construction Materials - 0.1%
Eagle Materials, Inc.	1,021	84,120
Containers & Packaging - 0.1%
Packaging Corp. of America	641	47,613
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	4,270	$ 114,650
TOTAL MATERIALS		1,572,169
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp.	9,708	68,441
Verizon Communications, Inc.	15,595	788,951
		857,392
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	850	103,420
TOTAL TELECOMMUNICATION SERVICES		960,812
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,992	83,109
TOTAL COMMON STOCKS (Cost $37,008,921)		55,749,405
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (e)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	34,799
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	8,934
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (a)(e)	655	$ 3,930
Series H1 (a)(e)	655	3,930
		16,794
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,593
TOTAL PREFERRED STOCKS (Cost $49,408)		83,471
Equity Funds - 5.1%

Large Growth Funds - 5.1%
Fidelity Blue Chip Growth Fund (c)	44,949	3,119,441
iShares Russell 1000 Growth Index ETF	438	42,508
TOTAL EQUITY FUNDS (Cost $2,933,711)		3,161,949
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/11/14 to 2/12/15 (d) (Cost $59,998)	$ 60,000	59,999
Money Market Funds - 4.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,678,309)	2,678,309	2,678,309
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $42,730,347)		61,733,133
NET OTHER ASSETS (LIABILITIES) - 0.1%		60,119
NET ASSETS - 100%		$ 61,793,252
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2014	$ 1,943,600	$ 81,582

The face value of futures purchased as a percentage of net assets is 3.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,811 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey.com LLC	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 3,000,000	$ 93,300	$ -	$ 3,119,441
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,512,916	$ 10,446,239	$ -	$ 66,677
Consumer Staples	5,055,414	5,055,414	-	-
Energy	1,998,213	1,998,213	-	-
Financials	2,528,278	2,528,278	-	-
Health Care	9,676,798	9,676,798	-	-
Industrials	6,199,876	6,199,876	-	-
Information Technology	17,245,291	17,179,157	-	66,134
Materials	1,572,169	1,572,169	-	-
Telecommunication Services	960,812	960,812	-	-
Utilities	83,109	83,109	-	-
Equity Funds	3,161,949	3,161,949	-	-
U.S. Treasury Obligations	59,999	-	59,999	-
Money Market Funds	2,678,309	2,678,309	-	-
Total Investments in Securities:	$ 61,733,133	$ 61,540,323	$ 59,999	$ 132,811
Derivative Instruments:
Assets
Futures Contracts	$ 81,582	$ 81,582	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 81,582	$ -
Total Value of Derivatives	$ 81,582	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,821,826)	$ 58,613,692
Affiliated issuers (cost $2,908,521)	3,119,441
Total Investments (cost $42,730,347)		$ 61,733,133
Cash		7,000
Foreign currency held at value (cost $20,942)		19,912
Receivable for investments sold		146,862
Receivable for fund shares sold		1,849
Dividends receivable		70,651
Interest receivable		20
Prepaid expenses		175
Other receivables		250
Total assets		61,979,852

Liabilities
Payable for investments purchased	$ 121,354
Payable for fund shares redeemed	100
Accrued management fee	25,473
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	1,600
Other affiliated payables	6,031
Audit fees payable	21,018
Other payables and accrued expenses	11,000
Total liabilities		186,600

Net Assets		$ 61,793,252
Net Assets consist of:
Paid in capital		$ 38,322,710
Undistributed net investment income		123,496
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,263,746
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,083,300
Net Assets		$ 61,793,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($59,650,793 ÷ 4,124,766 shares)	$ 14.46

Class F: Net Asset Value, offering price and redemption price per share ($1,905,739 ÷ 131,750 shares)	$ 14.46

Class L: Net Asset Value, offering price and redemption price per share ($118,515 ÷ 8,200 shares)	$ 14.45

Class N: Net Asset Value, offering price and redemption price per share ($118,205 ÷ 8,189 shares)	$ 14.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 388,145
Interest		99
Total income		388,244

Expenses
Management fee	$ 150,183
Transfer agent fees	26,123
Distribution and service plan fees	141
Accounting fees and expenses	11,455
Custodian fees and expenses	14,926
Independent trustees' compensation	343
Registration fees	34,274
Audit	27,548
Legal	205
Miscellaneous	379
Total expenses		265,577
Net investment income (loss)		122,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,300,742
Affiliated issuers	1,821
Foreign currency transactions	(705)
Futures contracts	155,358
Total net realized gain (loss)		4,457,216
Change in net unrealized appreciation (depreciation) on: Investment securities	251,131
Assets and liabilities in foreign currencies	(413)
Futures contracts	20,394
Total change in net unrealized appreciation (depreciation)		271,112
Net gain (loss)		4,728,328
Net increase (decrease) in net assets resulting from operations		$ 4,850,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,667	$ 404,078
Net realized gain (loss)	4,457,216	7,764,546
Change in net unrealized appreciation (depreciation)	271,112	6,447,177
Net increase (decrease) in net assets resulting from operations	4,850,995	14,615,801
Distributions to shareholders from net investment income	(134,556)	(341,214)
Distributions to shareholders from net realized gain	(5,365,916)	(3,803,435)
Total distributions	(5,500,472)	(4,144,649)
Share transactions - net increase (decrease)	(4,792,752)	(8,113,079)
Total increase (decrease) in net assets	(5,442,229)	2,358,073

Net Assets
Beginning of period	67,235,481	64,877,408
End of period (including undistributed net investment income of $123,496 and undistributed net investment income of $135,385, respectively)	$ 61,793,252	$ 67,235,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.08	.07	.02
Net realized and unrealized gain (loss)	1.14	2.74	2.22	.46
Total from investment operations	1.17	2.82	2.29	.48
Distributions from net investment income	(.04)	(.07)	(.06)	(.01)
Distributions from net realized gain	(1.40)	(.73)	-	-
Total distributions	(1.44)	(.79) H	(.06)	(.01)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70	$ 10.47
Total Return B, C	8.39%	22.94%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.90% A	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.90% A	.80%	.87%	.91% A
Expenses net of all reductions	.90% A	.80%	.87%	.91% A
Net investment income (loss)	.41% A	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,651	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rate G	49% A	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.09	.03
Net realized and unrealized gain (loss)	1.14	2.75	1.41
Total from investment operations	1.18	2.84	1.44
Distributions from net investment income	(.04)	(.08)	(.05)
Distributions from net realized gain	(1.40)	(.73)	-
Total distributions	(1.45) H	(.81)	(.05)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70
Total Return B, C	8.45%	23.05%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.74%	.72% A
Expenses net of fee waivers, if any	.81% A	.69%	.72% A
Expenses net of all reductions	.81% A	.69%	.72% A
Net investment income (loss)	.51% A	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,286	$ 256
Portfolio turnover rate G	49% A	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.45 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $1.403 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	1.14	1.22
Total from investment operations	1.17	1.27
Distributions from net investment income	(.04)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.44)	(.51)
Net asset value, end of period	$ 14.45	$ 14.72
Total Return B, C	8.42%	9.28%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.85% A
Expenses net of fee waivers, if any	.91% A	.85% A
Expenses net of all reductions	.91% A	.85% A
Net investment income (loss)	.40% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.03
Net realized and unrealized gain (loss)	1.14	1.23
Total from investment operations	1.15	1.26
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.43)	(.51)
Net asset value, end of period	$ 14.43	$ 14.71
Total Return B, C	8.25%	9.17%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.10% A
Expenses net of fee waivers, if any	1.17% A	1.10% A
Expenses net of all reductions	1.17% A	1.10% A
Net investment income (loss)	.15% A	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,647,839
Gross unrealized depreciation	(717,293)
Net unrealized appreciation (depreciation) on securities	$ 18,930,546

Tax cost	$ 42,802,587

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $155,358 and a change in net unrealized appreciation (depreciation) of $20,394 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,200,758 and $22,686,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser)and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund. Subsequent to period end, Loomis Sayles was allocated a portion of the Fund's assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Multi-Manager	$ 26,009.09
Class L	57.10
Class N	57.10
	$ 26,123

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $44 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,474.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Growth Multi-Manager	$ 130,141	$ 336,398
Class F	3,932	4,121
Class L	297	365
Class N	186	330
Total	$ 134,556	$ 341,214
From net realized gain
Growth Multi-Manager	$ 5,216,795	$ 3,761,147
Class F	128,293	35,698
Class L	10,416	3,295
Class N	10,412	3,295
Total	$ 5,365,916	$ 3,803,435

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Growth Multi-Manager
Shares sold	50,009	63,560	$ 698,889	$ 884,856
Reinvestment of distributions	387,180	305,080	5,346,936	4,097,545
Shares redeemed	(775,773)	(993,949)	(11,474,670)	(14,235,587)
Net increase (decrease)	(338,584)	(625,309)	$ (5,428,845)	$ (9,253,186)
Class F
Shares sold	40,211	72,001	$ 557,718	$ 1,001,159
Reinvestment of distributions	9,574	2,896	132,225	39,819
Shares redeemed	(5,335)	(7,751)	(75,161)	(108,156)
Net increase (decrease)	44,450	67,146	$ 614,782	$ 932,822
Class L
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	776	261	10,713	3,660
Net increase (decrease)	776	7,424	$ 10,713	$ 103,660
Class N
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	768	258	10,598	3,625
Net increase (decrease)	768	7,421	$ 10,598	$ 103,625

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile and that Class F had out-performed 75% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that certain of the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services
Company

Morgan Stanley Investment Management
Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment Management
Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-L-MMG-N-SANN-0115
1.9585627.101

Strategic Advisers®
Growth Multi-Manager Fund

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each Class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Growth Multi-Manager	.90%
Actual		$ 1,000.00	$ 1,083.90	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class F	.81%
Actual		$ 1,000.00	$ 1,084.50	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.10
Class L	.91%
Actual		$ 1,000.00	$ 1,084.20	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.51	$ 4.61
Class N	1.17%
Actual		$ 1,000.00	$ 1,082.50	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.92

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	4.2
Fidelity Blue Chip Growth Fund	5.0	0.0
Gilead Sciences, Inc.	2.5	2.4
Home Depot, Inc.	1.7	1.6
Google, Inc. Class A	1.7	1.8
Google, Inc. Class C	1.5	1.8
Facebook, Inc. Class A	1.5	1.4
Union Pacific Corp.	1.4	1.2
Oracle Corp.	1.3	1.6
Verizon Communications, Inc.	1.3	1.3
	23.5
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.9	26.8
Consumer Discretionary	17.1	18.9
Health Care	15.7	14.3
Industrials	10.0	11.9
Consumer Staples	8.2	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Stocks 90.4%	Stocks 93.5%
Large Growth Funds 5.1%	Large Growth Funds 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.7%
Lear Corp.	2,591	$ 248,503
TRW Automotive Holdings Corp. (a)	1,910	197,494
		445,997
Automobiles - 0.8%
General Motors Co.	2,730	91,264
Harley-Davidson, Inc.	3,194	222,558
Tesla Motors, Inc. (a)	748	182,901
		496,723
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. (a)	34	22,563
Dunkin' Brands Group, Inc.	2,446	118,264
Hilton Worldwide Holdings, Inc.	6,270	164,399
Las Vegas Sands Corp.	1,576	100,375
McDonald's Corp.	4,117	398,567
MGM Mirage, Inc. (a)	1,636	37,317
Panera Bread Co. Class A (a)	631	105,629
Royal Caribbean Cruises Ltd.	2,432	179,336
Starwood Hotels & Resorts Worldwide, Inc.	1,096	86,584
Wyndham Worldwide Corp.	1,639	136,627
Wynn Resorts Ltd.	464	82,875
Yum! Brands, Inc.	2,421	187,022
		1,619,558
Household Durables - 0.9%
Harman International Industries, Inc.	2,436	264,379
Mohawk Industries, Inc. (a)	436	66,965
PulteGroup, Inc.	4,586	99,195
Whirlpool Corp.	580	107,979
		538,518
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	741	250,932
Ctrip.com International Ltd. sponsored ADR (a)	840	45,427
Expedia, Inc.	870	75,786
Groupon, Inc. Class A (a)	3,911	29,450
priceline.com, Inc. (a)	335	388,664
TripAdvisor, Inc. (a)	2,806	206,662
Zalando SE (a)	987	30,805
zulily, Inc. Class A	1,674	48,094
		1,075,820
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.4%
CBS Corp. Class B	4,121	$ 226,160
Cinemark Holdings, Inc.	2,002	72,693
Comcast Corp. Class A	13,593	775,345
DIRECTV (a)	986	86,482
Omnicom Group, Inc.	2,260	174,630
The Walt Disney Co.	1,365	126,276
Time Warner Cable, Inc.	1,244	185,704
Time Warner, Inc.	1,320	112,358
Viacom, Inc. Class B (non-vtg.)	4,607	348,427
		2,108,075
Multiline Retail - 0.6%
Macy's, Inc.	5,714	370,896
Specialty Retail - 4.6%
AutoZone, Inc. (a)	553	319,474
Bed Bath & Beyond, Inc. (a)	2,598	190,615
Best Buy Co., Inc.	5,847	230,430
Foot Locker, Inc.	1,602	91,779
Home Depot, Inc.	10,590	1,052,646
L Brands, Inc.	1,689	136,640
O'Reilly Automotive, Inc. (a)	930	169,948
Ross Stores, Inc.	2,194	200,707
TJX Companies, Inc.	5,070	335,431
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	780	98,662
		2,826,332
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	1,686	195,104
lululemon athletica, Inc. (a)	1,050	50,600
Michael Kors Holdings Ltd. (a)	1,596	122,429
NIKE, Inc. Class B	4,905	487,017
Under Armour, Inc. Class A (sub. vtg.) (a)	1,506	109,170
		964,320
TOTAL CONSUMER DISCRETIONARY		10,446,239
CONSUMER STAPLES - 8.2%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	2,435	284,871
Molson Coors Brewing Co. Class B	2,260	174,811
Monster Beverage Corp. (a)	434	48,673
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	7,318	$ 732,532
The Coca-Cola Co.	2,571	115,258
		1,356,145
Food & Staples Retailing - 1.8%
CVS Health Corp.	8,248	753,537
Kroger Co.	6,001	359,100
		1,112,637
Food Products - 2.5%
Archer Daniels Midland Co.	5,634	296,799
General Mills, Inc.	3,325	175,394
Kellogg Co.	2,470	163,638
Keurig Green Mountain, Inc.	989	140,576
Kraft Foods Group, Inc.	1,293	77,800
Mead Johnson Nutrition Co. Class A	1,738	180,474
Mondelez International, Inc.	6,161	241,511
Tyson Foods, Inc. Class A	5,724	242,354
		1,518,546
Household Products - 0.2%
Colgate-Palmolive Co.	2,073	144,260
Tobacco - 1.5%
Lorillard, Inc.	2,736	172,751
Philip Morris International, Inc.	8,640	751,075
		923,826
TOTAL CONSUMER STAPLES		5,055,414
ENERGY - 3.2%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	4,412	226,247
Halliburton Co.	2,478	104,572
Schlumberger Ltd.	4,024	345,863
		676,682
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,200	205,088
Cabot Oil & Gas Corp.	3,802	125,618
EOG Resources, Inc.	4,690	406,717
Marathon Petroleum Corp.	3,102	279,459
Occidental Petroleum Corp.	1,900	151,563
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	1,250	$ 95,775
Valero Energy Corp.	1,179	57,311
		1,321,531
TOTAL ENERGY		1,998,213
FINANCIALS - 4.1%
Banks - 0.6%
JPMorgan Chase & Co.	5,770	347,123
Capital Markets - 0.1%
Goldman Sachs Group, Inc.	352	66,320
Consumer Finance - 1.2%
Capital One Financial Corp.	5,580	464,256
Discover Financial Services	4,591	300,940
		765,196
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	1,441	134,676
MSCI, Inc. Class A	2,469	119,401
		254,077
Insurance - 1.0%
Allstate Corp.	2,212	150,748
Everest Re Group Ltd.	639	112,074
MetLife, Inc.	1,057	58,780
Progressive Corp.	3,364	91,635
Prudential Financial, Inc.	1,971	167,496
		580,733
Real Estate Investment Trusts - 0.8%
American Tower Corp.	3,470	364,385
Iron Mountain, Inc.	3,958	150,444
		514,829
TOTAL FINANCIALS		2,528,278
HEALTH CARE - 15.7%
Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (a)	1,055	205,620
Alnylam Pharmaceuticals, Inc. (a)	264	26,545
Amgen, Inc.	2,201	363,847
Biogen Idec, Inc. (a)	2,278	700,918
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	1,730	$ 155,216
Celgene Corp. (a)	6,474	736,029
Gilead Sciences, Inc. (a)	15,058	1,510,619
Intercept Pharmaceuticals, Inc. (a)	32	4,599
Ironwood Pharmaceuticals, Inc. Class A (a)	2,290	31,694
Pharmacyclics, Inc. (a)	120	16,727
Seattle Genetics, Inc. (a)	333	12,135
		3,763,949
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	1,880	137,240
Intuitive Surgical, Inc. (a)	440	227,819
Medtronic, Inc.	3,110	229,736
St. Jude Medical, Inc.	953	64,766
The Cooper Companies, Inc.	1,011	170,758
		830,319
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,412	123,183
Cardinal Health, Inc.	1,431	117,614
Centene Corp. (a)	542	53,533
Cigna Corp.	1,125	115,751
Express Scripts Holding Co. (a)	4,230	351,725
HCA Holdings, Inc. (a)	7,665	534,174
McKesson Corp.	2,156	454,399
WellPoint, Inc.	474	60,629
		1,811,008
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,148	134,660
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	3,510	150,017
Illumina, Inc. (a)	2,383	454,891
Thermo Fisher Scientific, Inc.	2,263	292,583
		897,491
Pharmaceuticals - 3.6%
AbbVie, Inc.	3,310	229,052
Actavis PLC (a)	1,232	333,392
Allergan, Inc.	1,340	286,613
Bristol-Myers Squibb Co.	7,586	447,953
Endo Health Solutions, Inc. (a)	3,796	277,753
Johnson & Johnson	2,342	253,522
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	4,150	$ 250,660
Pfizer, Inc.	3,376	105,162
Zoetis, Inc. Class A	1,230	55,264
		2,239,371
TOTAL HEALTH CARE		9,676,798
INDUSTRIALS - 10.0%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	2,180	215,973
L-3 Communications Holdings, Inc.	752	93,699
Lockheed Martin Corp.	424	81,221
Northrop Grumman Corp.	1,344	189,410
Precision Castparts Corp.	1,532	364,463
The Boeing Co.	2,221	298,414
TransDigm Group, Inc.	624	123,421
Triumph Group, Inc.	790	53,767
United Technologies Corp.	4,474	492,498
		1,912,866
Air Freight & Logistics - 1.1%
FedEx Corp.	1,140	203,125
United Parcel Service, Inc. Class B	4,576	502,994
		706,119
Airlines - 0.7%
Copa Holdings SA Class A	1,230	137,649
Delta Air Lines, Inc.	7,042	328,650
		466,299
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	375	48,345
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,268	86,008
Rockwell Automation, Inc.	530	61,167
SolarCity Corp. (a)	458	25,190
		172,365
Industrial Conglomerates - 0.3%
Danaher Corp.	1,171	97,849
Roper Industries, Inc.	640	101,005
		198,854
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.5%
Caterpillar, Inc.	2,880	$ 289,728
Colfax Corp. (a)	1,586	81,727
Cummins, Inc.	1,227	178,676
Flowserve Corp.	2,570	151,296
Kennametal, Inc.	1,872	68,927
Pentair PLC	928	60,051
Trinity Industries, Inc.	2,548	81,689
		912,094
Professional Services - 0.4%
IHS, Inc. Class A (a)	881	107,887
Verisk Analytics, Inc. (a)	1,850	114,663
		222,550
Road & Rail - 2.5%
Canadian Pacific Railway Ltd.	2,083	402,756
Kansas City Southern	1,422	169,133
Norfolk Southern Corp.	1,040	116,106
Union Pacific Corp.	7,471	872,389
		1,560,384
TOTAL INDUSTRIALS		6,199,876
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	3,370	93,147
Palo Alto Networks, Inc. (a)	401	49,323
QUALCOMM, Inc.	8,483	618,411
		760,881
Electronic Equipment & Components - 0.3%
Corning, Inc.	3,018	63,438
Ingram Micro, Inc. Class A (a)	2,148	58,920
Keysight Technologies, Inc. (a)	1,755	61,776
		184,134
Internet Software & Services - 6.8%
Autohome, Inc. ADR Class A	1,123	48,536
Dropbox, Inc. (a)(e)	1,585	30,274
eBay, Inc. (a)	5,090	279,339
Facebook, Inc. Class A (a)	11,923	926,417
Google, Inc.:
Class A (a)	1,880	1,032,270
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	1,756	$ 951,453
IAC/InterActiveCorp	1,450	94,656
LinkedIn Corp. (a)	1,557	352,302
MercadoLibre, Inc.	271	38,195
Pandora Media, Inc. (a)	2,382	46,830
SurveyMonkey.com LLC (e)	1,159	19,066
Twitter, Inc.	6,376	266,134
Yelp, Inc. (a)	429	24,492
Youku Tudou, Inc. ADR (a)	2,284	42,254
Zillow, Inc. (a)	306	36,218
		4,188,436
IT Services - 5.4%
Accenture PLC Class A	1,839	158,761
Alliance Data Systems Corp. (a)	681	194,677
Amdocs Ltd.	2,049	99,879
Cognizant Technology Solutions Corp. Class A (a)	7,103	383,491
Fidelity National Information Services, Inc.	4,228	258,711
Fiserv, Inc. (a)	2,049	146,483
FleetCor Technologies, Inc. (a)	2,632	399,774
Gartner, Inc. Class A (a)	1,408	120,356
IBM Corp.	911	147,737
MasterCard, Inc. Class A	7,630	666,023
Visa, Inc. Class A	3,020	779,734
		3,355,626
Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	13,697	329,413
Avago Technologies Ltd.	2,190	204,546
Broadcom Corp. Class A	4,501	194,128
Lam Research Corp.	2,673	220,897
Micron Technology, Inc. (a)	2,200	79,090
NXP Semiconductors NV (a)	2,607	202,851
Skyworks Solutions, Inc.	2,462	166,111
Texas Instruments, Inc.	3,532	192,211
		1,589,247
Software - 5.2%
Activision Blizzard, Inc.	5,820	126,003
Adobe Systems, Inc. (a)	3,510	258,617
Aspen Technology, Inc. (a)	3,777	142,544
Citrix Systems, Inc. (a)	2,681	177,777
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	4,215	$ 185,165
FireEye, Inc. (a)	2,642	80,026
Microsoft Corp.	12,795	611,729
NetSuite, Inc. (a)	440	46,530
Oracle Corp.	19,115	810,667
Parametric Technology Corp. (a)	1,763	68,880
ServiceNow, Inc. (a)	969	61,977
SolarWinds, Inc. (a)	3,400	176,528
Splunk, Inc. (a)	2,469	165,670
Synopsys, Inc. (a)	2,194	95,198
Tableau Software, Inc. (a)	357	29,945
Workday, Inc. Class A (a)	1,718	149,552
Zynga, Inc. (a)	6,089	15,831
		3,202,639
Technology Hardware, Storage & Peripherals - 6.4%
3D Systems Corp. (a)	682	24,061
Apple, Inc.	28,945	3,442,426
NCR Corp. (a)	4,760	141,134
SanDisk Corp.	1,326	137,188
Stratasys Ltd. (a)	234	23,861
Western Digital Corp.	1,732	178,864
		3,947,534
TOTAL INFORMATION TECHNOLOGY		17,228,497
MATERIALS - 2.5%
Chemicals - 2.1%
Ashland, Inc.	3,040	346,712
FMC Corp.	1,110	60,384
LyondellBasell Industries NV Class A	4,309	339,808
PPG Industries, Inc.	1,736	379,872
Sherwin-Williams Co.	224	54,849
The Dow Chemical Co.	2,962	144,161
		1,325,786
Construction Materials - 0.1%
Eagle Materials, Inc.	1,021	84,120
Containers & Packaging - 0.1%
Packaging Corp. of America	641	47,613
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	4,270	$ 114,650
TOTAL MATERIALS		1,572,169
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp.	9,708	68,441
Verizon Communications, Inc.	15,595	788,951
		857,392
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	850	103,420
TOTAL TELECOMMUNICATION SERVICES		960,812
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,992	83,109
TOTAL COMMON STOCKS (Cost $37,008,921)		55,749,405
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (e)	783	31,878
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(e)	365	34,799
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(e)	1,489	8,934
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Palantir Technologies, Inc.: - continued
Series H (a)(e)	655	$ 3,930
Series H1 (a)(e)	655	3,930
		16,794
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,593
TOTAL PREFERRED STOCKS (Cost $49,408)		83,471
Equity Funds - 5.1%

Large Growth Funds - 5.1%
Fidelity Blue Chip Growth Fund (c)	44,949	3,119,441
iShares Russell 1000 Growth Index ETF	438	42,508
TOTAL EQUITY FUNDS (Cost $2,933,711)		3,161,949
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/11/14 to 2/12/15 (d) (Cost $59,998)	$ 60,000	59,999
Money Market Funds - 4.3%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $2,678,309)	2,678,309	2,678,309
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $42,730,347)		61,733,133
NET OTHER ASSETS (LIABILITIES) - 0.1%		60,119
NET ASSETS - 100%		$ 61,793,252
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2014	$ 1,943,600	$ 81,582

The face value of futures purchased as a percentage of net assets is 3.1%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,999.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,811 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$ 31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
SurveyMonkey.com LLC	11/25/14	$ 19,066
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$ -	$ 3,000,000	$ 93,300	$ -	$ 3,119,441
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,512,916	$ 10,446,239	$ -	$ 66,677
Consumer Staples	5,055,414	5,055,414	-	-
Energy	1,998,213	1,998,213	-	-
Financials	2,528,278	2,528,278	-	-
Health Care	9,676,798	9,676,798	-	-
Industrials	6,199,876	6,199,876	-	-
Information Technology	17,245,291	17,179,157	-	66,134
Materials	1,572,169	1,572,169	-	-
Telecommunication Services	960,812	960,812	-	-
Utilities	83,109	83,109	-	-
Equity Funds	3,161,949	3,161,949	-	-
U.S. Treasury Obligations	59,999	-	59,999	-
Money Market Funds	2,678,309	2,678,309	-	-
Total Investments in Securities:	$ 61,733,133	$ 61,540,323	$ 59,999	$ 132,811
Derivative Instruments:
Assets
Futures Contracts	$ 81,582	$ 81,582	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 81,582	$ -
Total Value of Derivatives	$ 81,582	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $39,821,826)	$ 58,613,692
Affiliated issuers (cost $2,908,521)	3,119,441
Total Investments (cost $42,730,347)		$ 61,733,133
Cash		7,000
Foreign currency held at value (cost $20,942)		19,912
Receivable for investments sold		146,862
Receivable for fund shares sold		1,849
Dividends receivable		70,651
Interest receivable		20
Prepaid expenses		175
Other receivables		250
Total assets		61,979,852

Liabilities
Payable for investments purchased	$ 121,354
Payable for fund shares redeemed	100
Accrued management fee	25,473
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	1,600
Other affiliated payables	6,031
Audit fees payable	21,018
Other payables and accrued expenses	11,000
Total liabilities		186,600

Net Assets		$ 61,793,252
Net Assets consist of:
Paid in capital		$ 38,322,710
Undistributed net investment income		123,496
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,263,746
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,083,300
Net Assets		$ 61,793,252

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Growth Multi-Manager: Net Asset Value, offering price and redemption price per share ($59,650,793 ÷ 4,124,766 shares)	$ 14.46

Class F: Net Asset Value, offering price and redemption price per share ($1,905,739 ÷ 131,750 shares)	$ 14.46

Class L: Net Asset Value, offering price and redemption price per share ($118,515 ÷ 8,200 shares)	$ 14.45

Class N: Net Asset Value, offering price and redemption price per share ($118,205 ÷ 8,189 shares)	$ 14.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 388,145
Interest		99
Total income		388,244

Expenses
Management fee	$ 150,183
Transfer agent fees	26,123
Distribution and service plan fees	141
Accounting fees and expenses	11,455
Custodian fees and expenses	14,926
Independent trustees' compensation	343
Registration fees	34,274
Audit	27,548
Legal	205
Miscellaneous	379
Total expenses		265,577
Net investment income (loss)		122,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,300,742
Affiliated issuers	1,821
Foreign currency transactions	(705)
Futures contracts	155,358
Total net realized gain (loss)		4,457,216
Change in net unrealized appreciation (depreciation) on: Investment securities	251,131
Assets and liabilities in foreign currencies	(413)
Futures contracts	20,394
Total change in net unrealized appreciation (depreciation)		271,112
Net gain (loss)		4,728,328
Net increase (decrease) in net assets resulting from operations		$ 4,850,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,667	$ 404,078
Net realized gain (loss)	4,457,216	7,764,546
Change in net unrealized appreciation (depreciation)	271,112	6,447,177
Net increase (decrease) in net assets resulting from operations	4,850,995	14,615,801
Distributions to shareholders from net investment income	(134,556)	(341,214)
Distributions to shareholders from net realized gain	(5,365,916)	(3,803,435)
Total distributions	(5,500,472)	(4,144,649)
Share transactions - net increase (decrease)	(4,792,752)	(8,113,079)
Total increase (decrease) in net assets	(5,442,229)	2,358,073

Net Assets
Beginning of period	67,235,481	64,877,408
End of period (including undistributed net investment income of $123,496 and undistributed net investment income of $135,385, respectively)	$ 61,793,252	$ 67,235,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.08	.07	.02
Net realized and unrealized gain (loss)	1.14	2.74	2.22	.46
Total from investment operations	1.17	2.82	2.29	.48
Distributions from net investment income	(.04)	(.07)	(.06)	(.01)
Distributions from net realized gain	(1.40)	(.73)	-	-
Total distributions	(1.44)	(.79) H	(.06)	(.01)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70	$ 10.47
Total Return B, C	8.39%	22.94%	21.97%	4.83%
Ratios to Average Net Assets F
Expenses before reductions	.90% A	.83%	.87%	.91% A
Expenses net of fee waivers, if any	.90% A	.80%	.87%	.91% A
Expenses net of all reductions	.90% A	.80%	.87%	.91% A
Net investment income (loss)	.41% A	.55%	.60%	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,651	$ 65,731	$ 64,621	$ 52,717
Portfolio turnover rate G	49% A	51%	65%	50% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.73	$ 12.70	$ 11.31
Income from Investment Operations
Net investment income (loss) D	.04	.09	.03
Net realized and unrealized gain (loss)	1.14	2.75	1.41
Total from investment operations	1.18	2.84	1.44
Distributions from net investment income	(.04)	(.08)	(.05)
Distributions from net realized gain	(1.40)	(.73)	-
Total distributions	(1.45) H	(.81)	(.05)
Net asset value, end of period	$ 14.46	$ 14.73	$ 12.70
Total Return B, C	8.45%	23.05%	12.82%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.74%	.72% A
Expenses net of fee waivers, if any	.81% A	.69%	.72% A
Expenses net of all reductions	.81% A	.69%	.72% A
Net investment income (loss)	.51% A	.66%	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,906	$ 1,286	$ 256
Portfolio turnover rate G	49% A	51%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $1.45 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $1.403 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.72	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.03	.05
Net realized and unrealized gain (loss)	1.14	1.22
Total from investment operations	1.17	1.27
Distributions from net investment income	(.04)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.44)	(.51)
Net asset value, end of period	$ 14.45	$ 14.72
Total Return B, C	8.42%	9.28%
Ratios to Average Net Assets F
Expenses before reductions	.91% A	.85% A
Expenses net of fee waivers, if any	.91% A	.85% A
Expenses net of all reductions	.91% A	.85% A
Net investment income (loss)	.40% A	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.71	$ 13.96
Income from Investment Operations
Net investment income (loss) D	.01	.03
Net realized and unrealized gain (loss)	1.14	1.23
Total from investment operations	1.15	1.26
Distributions from net investment income	(.03)	(.05)
Distributions from net realized gain	(1.40)	(.46)
Total distributions	(1.43)	(.51)
Net asset value, end of period	$ 14.43	$ 14.71
Total Return B, C	8.25%	9.17%
Ratios to Average Net Assets F
Expenses before reductions	1.17% A	1.10% A
Expenses net of fee waivers, if any	1.17% A	1.10% A
Expenses net of all reductions	1.17% A	1.10% A
Net investment income (loss)	.15% A	.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 109
Portfolio turnover rate G	49% A	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up period may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Growth Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,647,839
Gross unrealized depreciation	(717,293)
Net unrealized appreciation (depreciation) on securities	$ 18,930,546

Tax cost	$ 42,802,587

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $155,358 and a change in net unrealized appreciation (depreciation) of $20,394 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $14,200,758 and $22,686,936, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .51% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management, Inc., Pyramis Global Advisors, LLC (an affiliate of the investment adviser)and Waddell & Reed Investment Management Co. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In December 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as an additional sub-adviser for the Fund. Subsequent to period end, Loomis Sayles was allocated a portion of the Fund's assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Multi-Manager	$ 26,009.09
Class L	57.10
Class N	57.10
	$ 26,123

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $44 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,474.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $44 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Growth Multi-Manager	$ 130,141	$ 336,398
Class F	3,932	4,121
Class L	297	365
Class N	186	330
Total	$ 134,556	$ 341,214
From net realized gain
Growth Multi-Manager	$ 5,216,795	$ 3,761,147
Class F	128,293	35,698
Class L	10,416	3,295
Class N	10,412	3,295
Total	$ 5,365,916	$ 3,803,435

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Growth Multi-Manager
Shares sold	50,009	63,560	$ 698,889	$ 884,856
Reinvestment of distributions	387,180	305,080	5,346,936	4,097,545
Shares redeemed	(775,773)	(993,949)	(11,474,670)	(14,235,587)
Net increase (decrease)	(338,584)	(625,309)	$ (5,428,845)	$ (9,253,186)
Class F
Shares sold	40,211	72,001	$ 557,718	$ 1,001,159
Reinvestment of distributions	9,574	2,896	132,225	39,819
Shares redeemed	(5,335)	(7,751)	(75,161)	(108,156)
Net increase (decrease)	44,450	67,146	$ 614,782	$ 932,822
Class L
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	776	261	10,713	3,660
Net increase (decrease)	776	7,424	$ 10,713	$ 103,660
Class N
Shares sold	-	7,163	$ -	$ 100,000
Reinvestment of distributions	768	258	10,598	3,625
Net increase (decrease)	768	7,421	$ 10,598	$ 103,625

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to November 30, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, ClariVest, MFS, MSIM, Pyramis, and WRIMCO (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the first quartile and that Class F had out-performed 75% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that certain of the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to shareholders. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

ClariVest Asset Management LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial
Services Company

Morgan Stanley Investment
Management Inc.

Pyramis Global Advisors, LLC

Waddell & Reed Investment
Management Company

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMG-USAN-0115
1.931555.102

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period * June 1, 2014 to November 30, 2014
Actual	.10%	$ 1,000.00	$ 1,002.20	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.57	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund	20.6	18.2
Fidelity Short-Term Bond Fund	11.4	12.4
Metropolitan West Low Duration Bond Fund - Class M	9.0	9.7
Fidelity Conservative Income Bond Fund Institutional Class	6.3	7.2
JPMorgan Short Duration Bond Fund - Select Class Shares	4.2	5.0
BlackRock Low Duration Bond Portfolio	3.7	1.6
Janus Short-Term Bond Fund - Class T	3.5	4.5
Fidelity Floating Rate High Income Fund	3.0	3.6
Delaware Limited-Term Diversified Income Fund - Class A	2.2	2.4
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	1.9	2.2
	65.8
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Corporate Bonds 17.0%	Corporate Bonds 17.3%
U.S. Government and U.S. Government Agency Obligations 2.8%	U.S. Government and U.S. Government Agency Obligations 3.2%
Asset-Backed Securities 6.4%	Asset-Backed Securities 5.8%
CMOs and Other Mortgage Related Securities 1.0%	CMOs and Other Mortgage Related Securities 0.8%
Municipal Securities 0.1%	Municipal Securities 0.2%
Bank Loan Funds 3.0%	Bank Loan Funds 3.6%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Funds 62.8%	Short-Term Funds 63.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.8%	Short-Term Investments and Net Other Assets (Liabilities) 5.8%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.0%
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Delphi Corp. 6.125% 5/15/21		$ 1,515,000	$ 1,647,563
Automobiles - 0.8%
Daimler Finance North America LLC:
0.5724% 8/1/17 (d)(g)		5,000,000	4,993,365
0.8311% 1/9/15 (d)(g)		5,000,000	5,002,405
0.9124% 8/1/16 (d)(g)		7,500,000	7,553,745
1.0924% 8/1/18 (d)(g)		1,060,000	1,073,831
1.125% 3/10/17 (d)		1,825,000	1,822,330
General Motors Financial Co., Inc. 4.75% 8/15/17		1,060,000	1,122,010
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (d)		1,010,000	1,013,914
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (d)		605,000	629,281
4.375% 7/27/16 (d)		780,000	818,716
6% 5/5/15 (d)		210,000	214,549
Volkswagen Group of America Finance LLC:
0.6029% 5/23/17 (d)(g)		15,000,000	14,984,790
1.25% 5/23/17 (d)		2,140,000	2,139,360
Volkswagen International Finance NV 0.6721% 11/18/16 (d)(g)		10,000,000	10,025,410
			51,393,706
Diversified Consumer Services - 0.1%
ERAC U.S.A. Finance Co.:
5.6% 5/1/15 (d)		330,000	336,828
6.375% 10/15/17 (d)		550,000	623,082
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (d)		645,000	648,553
2.75% 3/15/17 (d)		520,000	536,876
2.8% 11/1/18 (d)		115,000	118,261
			2,263,600
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18		425,000	427,912
Carnival Corp. 1.2% 2/5/16		540,000	540,293
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18		1,225,000	1,255,625
			2,223,830
Household Durables - 0.0%
Mohawk Industries, Inc. 6.125% 1/15/16		810,000	851,751
Newell Rubbermaid, Inc.:
2% 6/15/15		235,000	236,708
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.: - continued
2.05% 12/1/17		$ 280,000	$ 280,629
Whirlpool Corp.:
1.35% 3/1/17		325,000	325,382
1.65% 11/1/17		450,000	450,607
			2,145,077
Media - 0.4%
British Sky Broadcasting Group PLC 2.625% 9/16/19 (d)		510,000	514,883
COX Communications, Inc. 5.45% 12/15/14		385,000	385,592
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18		810,000	808,142
2.4% 3/15/17		1,855,000	1,897,270
3.125% 2/15/16		5,000,000	5,134,085
3.5% 3/1/16		240,000	247,587
3.55% 3/15/15		500,000	504,233
Interpublic Group of Companies, Inc. 2.25% 11/15/17		1,550,000	1,557,392
NBCUniversal Enterprise, Inc.:
0.7676% 4/15/16 (d)(g)		7,000,000	7,024,696
0.9156% 4/15/18 (d)(g)		740,000	746,788
NBCUniversal, Inc. 3.65% 4/30/15		1,108,000	1,122,109
News America, Inc. 5.3% 12/15/14		1,255,000	1,257,066
Omnicom Group, Inc. 5.9% 4/15/16		1,635,000	1,740,838
Thomson Reuters Corp.:
0.875% 5/23/16		615,000	614,311
1.3% 2/23/17		710,000	709,805
Time Warner Cable, Inc. 8.25% 4/1/19		895,000	1,106,811
Viacom, Inc. 2.5% 9/1/18		245,000	248,316
			25,619,924
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17		1,330,000	1,382,590
Specialty Retail - 0.0%
AutoZone, Inc.:
1.3% 1/13/17		850,000	849,604
5.5% 11/15/15		270,000	282,109
5.75% 1/15/15		220,000	221,339
Turlock Corp. 1.5% 11/2/17		570,000	570,447
			1,923,499
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (d)		$ 530,000	$ 528,675
TOTAL CONSUMER DISCRETIONARY			89,128,464
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Heineken NV 1.4% 10/1/17 (d)		795,000	795,385
SABMiller Holdings, Inc. 1.85% 1/15/15 (d)		1,280,000	1,282,194
			2,077,579
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.2% 12/5/16		610,000	611,171
Kroger Co.:
0.7581% 10/17/16 (g)		5,000,000	4,999,085
1.2% 10/17/16		450,000	450,390
Walgreens Boots Alliance, Inc.:
0.6821% 5/18/16 (g)		3,000,000	3,003,015
1.75% 11/17/17		345,000	347,575
			9,411,236
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3.2% 6/15/17		1,725,000	1,789,658
General Mills, Inc. 0.5326% 1/29/16 (g)		1,994,000	1,996,965
Tyson Foods, Inc. 2.65% 8/15/19		635,000	642,959
William Wrigley Jr. Co.:
1.4% 10/21/16 (d)		270,000	271,238
2% 10/20/17 (d)		1,180,000	1,194,407
			5,895,227
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16		460,000	457,700
Tobacco - 0.2%
Altria Group, Inc. 4.125% 9/11/15		10,000,000	10,267,710
Imperial Tobacco Finance 2.05% 2/11/18 (d)		1,820,000	1,819,478
Reynolds American, Inc. 1.05% 10/30/15		275,000	275,563
			12,362,751
TOTAL CONSUMER STAPLES			30,204,493
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16		$ 215,000	$ 214,128
1.4% 6/15/17		670,000	664,010
Ensco PLC 3.25% 3/15/16		2,135,000	2,194,613
Korea National Oil Corp. 4% 10/27/16 (d)		515,000	540,180
Nabors Industries, Inc. 2.35% 9/15/16		370,000	374,020
Noble Holding International Ltd.:
2.5% 3/15/17		180,000	181,505
3.45% 8/1/15		595,000	605,132
Rowan Companies, Inc. 5% 9/1/17		370,000	397,590
SESI LLC:
6.375% 5/1/19		1,210,000	1,261,425
7.125% 12/15/21		1,180,000	1,298,000
Transocean, Inc.:
2.5% 10/15/17		2,015,000	1,950,290
4.95% 11/15/15		187,000	191,484
5.05% 12/15/16		410,000	422,367
			10,294,744
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16		285,000	307,843
6.375% 9/15/17		1,700,000	1,909,059
BG Energy Capital PLC 2.875% 10/15/16 (d)		1,485,000	1,532,917
Canadian Natural Resources Ltd.:
0.6081% 3/30/16 (g)		5,000,000	5,003,625
5.7% 5/15/17		650,000	716,048
CNOOC Finance (2013) Ltd. 1.125% 5/9/16		513,000	512,796
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17		550,000	549,828
Continental Resources, Inc. 7.125% 4/1/21		1,145,000	1,259,500
DCP Midstream Operating LP:
2.5% 12/1/17		1,410,000	1,440,112
2.7% 4/1/19		45,000	44,859
3.25% 10/1/15		505,000	515,129
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (d)		370,000	370,646
Devon Energy Corp. 0.6841% 12/15/15 (g)		10,000,000	10,025,780
Duke Energy Field Services 5.375% 10/15/15 (d)		850,000	881,751
Ecopetrol SA 4.25% 9/18/18		1,205,000	1,277,300
Enbridge Energy Partners LP 5.875% 12/15/16		1,056,000	1,151,673
Enbridge, Inc.:
0.6836% 6/2/17 (g)		2,341,000	2,347,960
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge, Inc.: - continued
0.8851% 10/1/16 (g)		$ 6,820,000	$ 6,852,279
Energy Transfer Partners LP:
5.95% 2/1/15		2,595,000	2,615,314
6.7% 7/1/18		275,000	314,881
EnLink Midstream Partners LP 2.7% 4/1/19		195,000	196,508
Enterprise Products Operating LP:
1.25% 8/13/15		1,025,000	1,028,235
2.55% 10/15/19		385,000	385,574
Kinder Morgan Energy Partners LP 3.5% 3/1/16		235,000	241,586
Kinder Morgan Holding Co. LLC 2% 12/1/17		235,000	235,494
Marathon Oil Corp. 0.9% 11/1/15		1,295,000	1,295,908
Murphy Oil Corp. 2.5% 12/1/17		2,060,000	2,085,752
ONEOK Partners LP:
3.2% 9/15/18		95,000	98,039
3.25% 2/1/16		1,670,000	1,712,119
Origin Energy Finance Ltd. 3.5% 10/9/18 (d)		1,815,000	1,868,907
Petrobras Global Finance BV:
1.8519% 5/20/16 (g)		7,000,000	6,816,600
2% 5/20/16		1,000,000	980,810
3.25% 3/17/17		1,225,000	1,209,112
Petroleos Mexicanos:
3.125% 1/23/19		195,000	199,994
3.5% 7/18/18		625,000	648,281
Pioneer Natural Resources Co. 5.875% 7/15/16		2,045,000	2,184,851
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15		375,000	384,179
Plains Exploration & Production Co.:
6.125% 6/15/19		195,000	212,550
6.5% 11/15/20		1,274,000	1,385,475
Talisman Energy, Inc. 5.125% 5/15/15		1,090,000	1,105,680
Tennessee Gas Pipeline Co. 8% 2/1/16		1,415,000	1,526,227
TransCanada PipeLines Ltd. 0.9131% 6/30/16 (g)		5,900,000	5,939,023
Williams Partners LP 3.8% 2/15/15		1,955,000	1,966,233
			73,336,437
TOTAL ENERGY			83,631,181
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - 10.4%
Banks - 6.2%
ABN AMRO Bank NV 1.0331% 10/28/16 (d)(g)		$ 12,220,000	$ 12,312,139
ANZ National International Ltd. 1.85% 10/15/15 (d)		1,950,000	1,970,902
Bank of America Corp.:
1.0531% 3/22/16 (g)		16,260,000	16,338,341
1.25% 1/11/16		1,065,000	1,069,230
1.5% 10/9/15		285,000	286,703
1.7% 8/25/17		1,815,000	1,819,458
3.7% 9/1/15		7,000,000	7,157,031
4.75% 8/1/15		5,000,000	5,129,815
Bank of America NA 0.7032% 11/14/16 (g)		11,845,000	11,845,118
Bank of Nova Scotia 0.6541% 12/13/16 (g)		14,990,000	15,047,472
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6844% 2/26/16 (d)(g)		13,000,000	13,023,647
1.55% 9/9/16 (d)		1,690,000	1,705,546
3.85% 1/22/15 (d)		2,525,000	2,537,362
Banque Federative du Credit Mutuel SA:
1.0808% 1/20/17 (d)(g)		2,000,000	2,015,220
1.7% 1/20/17 (d)		1,415,000	1,423,804
2.5% 10/29/18 (d)		1,405,000	1,425,871
Barclays Bank PLC:
3.9% 4/7/15		7,420,000	7,508,409
5% 9/22/16		765,000	819,910
6.05% 12/4/17 (d)		1,930,000	2,141,661
BB&T Corp. 0% 6/15/18 (g)		975,000	987,927
BNP Paribas SA 0.8246% 12/12/16 (g)		6,623,000	6,650,995
BPCE SA:
1.4836% 4/25/16 (g)		15,000,000	15,191,595
2.5% 12/10/18		1,410,000	1,432,678
Branch Banking & Trust Co. 0.6636% 12/1/16 (g)		5,000,000	5,015,810
Capital One Bank NA 1.15% 11/21/16		440,000	439,633
Capital One NA 0.6831% 3/22/16 (g)		3,000,000	3,006,300
Citigroup, Inc.:
0.934% 11/24/17 (g)		5,000,000	5,004,340
1.0251% 4/1/16 (g)		18,984,000	19,077,344
1.1936% 7/25/16 (g)		7,500,000	7,557,833
1.25% 1/15/16		6,000,000	6,025,068
1.3% 4/1/16		1,000,000	1,003,905
1.55% 8/14/17		1,630,000	1,629,032
1.85% 11/24/17		570,000	572,102
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
Commonwealth Bank of Australia 0.5941% 3/13/17 (d)(g)		$ 5,000,000	$ 5,007,910
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7144% 3/18/16 (g)		15,500,000	15,563,984
Credit Suisse New York Branch:
0.5346% 3/11/16 (g)		5,000,000	4,996,195
1.375% 5/26/17		1,725,000	1,727,220
3.5% 3/23/15		10,000,000	10,096,290
DNB Bank ASA 3.2% 4/3/17 (d)		1,710,000	1,785,580
Fifth Third Bancorp 3.625% 1/25/16		760,000	783,672
Fifth Third Bank:
0.6444% 2/26/16 (g)		8,000,000	8,019,288
0.7421% 11/18/16 (g)		7,500,000	7,517,228
1.15% 11/18/16		1,180,000	1,184,499
HBOS PLC 6.75% 5/21/18 (d)		1,605,000	1,803,699
HSBC Bank PLC 0.8721% 5/15/18 (d)(g)		1,365,000	1,376,265
HSBC U.S.A., Inc.:
0.5732% 11/13/17 (g)		5,000,000	4,997,035
1.625% 1/16/18		1,260,000	1,263,183
Intesa Sanpaolo SpA 3.125% 1/15/16		4,595,000	4,685,986
JPMorgan Chase & Co. 2% 8/15/17		2,510,000	2,546,249
KeyBank NA 0.7229% 11/25/16 (g)		3,800,000	3,814,239
KeyCorp. 3.75% 8/13/15		1,045,000	1,067,732
Lloyds Bank PLC 2.3% 11/27/18		810,000	819,054
Manufacturers & Traders Trust Co. 0.5336% 7/25/17 (g)		10,000,000	9,984,190
Mizuho Corporate Bank Ltd.:
0.6841% 9/25/17 (d)(g)		7,000,000	7,005,824
1.7% 9/25/17 (d)		950,000	950,713
MUFG Union Bank NA 0.9851% 9/26/16 (g)		9,045,000	9,111,951
National Bank of Canada 1.45% 11/7/17		2,090,000	2,079,736
Nordea Bank AB:
0.6932% 5/13/16 (d)(g)		5,000,000	5,022,045
0.875% 5/13/16 (d)		2,840,000	2,843,769
PNC Bank NA:
0.5324% 8/1/17 (g)		11,000,000	11,001,397
0.5431% 1/28/16 (g)		6,613,000	6,620,493
1.15% 11/1/16		980,000	984,379
1.3% 10/3/16		1,175,000	1,184,308
Regions Bank 7.5% 5/15/18		1,460,000	1,705,547
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp. 5.75% 6/15/15		$ 1,015,000	$ 1,038,646
Royal Bank of Canada 0.6923% 9/9/16 (g)		7,000,000	7,033,285
Royal Bank of Scotland Group PLC:
1.1731% 3/31/17 (g)		7,725,000	7,749,774
2.55% 9/18/15		13,945,000	14,123,900
Standard Chartered PLC 1.5% 9/8/17 (d)		1,390,000	1,388,859
Sumitomo Mitsui Banking Corp.:
0.6591% 1/10/17 (g)		7,000,000	7,000,035
0.9008% 7/19/16 (g)		5,000,000	5,027,745
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (d)		1,815,000	1,812,138
SunTrust Banks, Inc.:
0.5351% 4/1/15 (g)		10,400,000	10,403,130
2.35% 11/1/18		645,000	651,465
Svenska Handelsbanken AB 0.6831% 3/21/16 (g)		8,475,000	8,507,044
Swedbank AB 1.75% 3/12/18 (d)		2,835,000	2,839,666
The Toronto Dominion Bank:
0% 4/30/18 (g)		1,260,000	1,267,734
0.4% 7/13/16 (g)		5,000,000	4,994,350
0.6923% 9/9/16 (g)		5,000,000	5,021,125
Wachovia Corp. 0.5726% 10/28/15 (g)		10,000,000	10,006,050
Wells Fargo Bank NA:
0.3836% 6/2/16 (g)		10,000,000	9,995,510
0.4421% 5/16/16 (g)		10,641,000	10,593,765
Westpac Banking Corp.:
0.6056% 12/1/17 (e)(g)		5,000,000	5,001,485
1.05% 11/25/16		1,045,000	1,046,164
			432,223,731
Capital Markets - 1.7%
Credit Suisse U.S.A., Inc. 5.125% 8/15/15		5,000,000	5,162,685
Deutsche Bank AG London Branch:
0.7056% 5/30/17 (g)		1,000,000	999,013
0.8432% 2/13/17 (g)		14,490,000	14,540,309
Goldman Sachs Group, Inc.:
0.6831% 3/22/16 (g)		28,678,000	28,652,735
1.6% 11/23/15		368,000	370,835
6.15% 4/1/18		530,000	600,241
6.25% 9/1/17		2,738,000	3,065,692
JPMorgan Chase & Co.:
0.6821% 11/18/16 (g)		32,000,000	31,987,232
0.8544% 2/26/16 (g)		7,000,000	7,024,899
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc. 2.7% 7/15/19		$ 185,000	$ 186,910
Merrill Lynch & Co., Inc.:
6.4% 8/28/17		510,000	573,535
6.875% 4/25/18		740,000	858,288
Morgan Stanley:
0% 4/25/18 (g)		1,565,000	1,601,209
1.0828% 1/24/19 (g)		3,500,000	3,521,326
1.4829% 2/25/16 (g)		18,000,000	18,204,714
			117,349,623
Consumer Finance - 1.8%
American Express Co. 0.8229% 5/22/18 (g)		1,975,000	1,979,041
American Express Credit Corp.:
0.6832% 11/13/15 (g)		10,625,000	10,659,595
0.7426% 7/29/16 (g)		8,000,000	8,031,944
2.75% 9/15/15		8,000,000	8,142,232
American Honda Finance Corp.:
0.6094% 5/26/16 (d)(g)		13,000,000	13,050,856
0.7316% 10/7/16 (g)		5,000,000	5,032,175
Capital One Financial Corp.:
0.8719% 11/6/15 (g)		10,000,000	10,035,430
2.15% 3/23/15		10,960,000	11,013,649
Ford Motor Credit Co. LLC:
1.4816% 5/9/16 (g)		12,000,000	12,134,352
1.684% 9/8/17		1,765,000	1,759,142
1.7% 5/9/16		420,000	423,272
3% 6/12/17		1,385,000	1,427,844
General Electric Capital Corp.:
0.46% 1/14/16 (g)		13,000,000	13,018,850
0.8326% 1/8/16 (g)		15,000,000	15,083,190
0.88% 7/12/16 (g)		5,000,000	5,040,255
0.9451% 4/2/18 (g)		2,800,000	2,835,182
Hyundai Capital America:
1.45% 2/6/17 (d)		975,000	973,306
1.625% 10/2/15 (d)		1,095,000	1,101,977
1.875% 8/9/16 (d)		890,000	900,826
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (d)		1,375,000	1,389,784
			124,032,902
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
ING Bank NV:
0.5956% 1/4/16 (d)(g)		$ 5,000,000	$ 4,998,370
1.1831% 3/7/16 (d)(g)		1,020,000	1,027,817
1.8741% 9/25/15 (d)(g)		7,000,000	7,083,286
2% 9/25/15 (d)		2,000,000	2,020,458
IntercontinentalExchange Group, Inc. 2.5% 10/15/18		480,000	491,196
			15,621,127
Insurance - 0.4%
ACE INA Holdings, Inc. 5.6% 5/15/15		235,000	240,414
AFLAC, Inc. 2.65% 2/15/17		215,000	222,164
AIA Group Ltd. 2.25% 3/11/19 (d)		336,000	335,701
Aon Corp. 3.125% 5/27/16		3,000,000	3,087,654
CNA Financial Corp. 6.5% 8/15/16		630,000	686,086
Fidelity National Financial, Inc. 6.6% 5/15/17		1,015,000	1,124,860
Hartford Financial Services Group, Inc. 4% 3/30/15		1,000,000	1,011,269
Marsh & McLennan Companies, Inc. 2.55% 10/15/18		575,000	587,700
Metropolitan Life Global Funding I:
0.6091% 4/10/17 (d)(g)		2,000,000	2,009,820
0.7606% 7/15/16 (d)(g)		5,000,000	5,029,200
1.3% 4/10/17 (d)		1,735,000	1,737,150
1.5% 1/10/18 (d)		875,000	876,287
Principal Financial Group, Inc. 1.85% 11/15/17		255,000	256,281
Principal Life Global Funding II:
0.6056% 5/27/16 (d)(g)		5,000,000	5,014,040
1.5% 9/11/17 (d)		1,195,000	1,197,507
Prudential Financial, Inc. 3.875% 1/14/15		1,250,000	1,255,024
Xlit Ltd. 2.3% 12/15/18		695,000	698,962
			25,370,119
Real Estate Investment Trusts - 0.0%
American Tower Corp. 4.625% 4/1/15		2,760,000	2,794,243
Kilroy Realty Corp. 5% 11/3/15		1,205,000	1,246,575
			4,040,818
Real Estate Management & Development - 0.1%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/18 (d)		1,585,000	1,580,169
4.347% 6/15/41 (d)		570,000	582,236
Ventas Realty LP:
1.25% 4/17/17		280,000	279,558
1.55% 9/26/16		490,000	493,745
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		$ 410,000	$ 411,975
3.125% 11/30/15		1,020,000	1,041,815
WEA Finance LLC/Westfield UK & Europe Finance PLC 1.75% 9/15/17 (d)		760,000	762,212
			5,151,710
TOTAL FINANCIALS			723,790,030
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 0.6129% 5/22/17 (g)		8,000,000	8,007,752
Celgene Corp. 1.9% 8/15/17		275,000	277,973
Gilead Sciences, Inc. 2.4% 12/1/14		1,005,000	1,005,000
			9,290,725
Health Care Providers & Services - 0.2%
Aetna, Inc. 1.5% 11/15/17		590,000	588,266
Catholic Health Initiatives:
1.6% 11/1/17		140,000	140,109
2.6% 8/1/18		745,000	758,404
Express Scripts Holding Co.:
1.25% 6/2/17		700,000	695,432
2.1% 2/12/15		245,000	245,631
Express Scripts, Inc. 3.125% 5/15/16		1,070,000	1,104,617
Humana, Inc. 2.625% 10/1/19		415,000	416,929
McKesson Corp.:
0.6336% 9/10/15 (g)		8,032,000	8,042,490
0.95% 12/4/15		405,000	405,998
1.292% 3/10/17		840,000	838,968
UnitedHealth Group, Inc. 1.875% 11/15/16		500,000	510,301
			13,747,145
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 6.5% 11/1/17		209,000	233,760
Life Technologies Corp.:
3.5% 1/15/16		1,495,000	1,535,494
4.4% 3/1/15		130,000	131,164
Thermo Fisher Scientific, Inc. 1.3% 2/1/17		900,000	899,284
			2,799,702
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
AbbVie, Inc.:
0.9919% 11/6/15 (g)		$ 8,000,000	$ 8,041,776
1.2% 11/6/15		2,000,000	2,007,112
Bayer U.S. Finance LLC 0.4815% 10/7/16 (d)(g)		10,000,000	10,003,620
Perrigo Co. PLC 1.3% 11/8/16		700,000	699,228
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		1,185,000	1,180,861
			21,932,597
TOTAL HEALTH CARE			47,770,169
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19		640,000	646,041
5.75% 12/15/16		485,000	527,729
			1,173,770
Commercial Services & Supplies - 0.0%
Waste Management, Inc.:
2.6% 9/1/16		480,000	493,371
6.375% 3/11/15		560,000	568,772
			1,062,143
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (d)		715,000	741,384
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (d)		2,660,000	2,650,017
Roper Industries, Inc.:
1.85% 11/15/17		230,000	232,150
2.05% 10/1/18		650,000	648,766
			3,530,933
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (d)		640,000	649,592
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19		235,000	237,084
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20		1,140,000	1,105,917
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (d)		1,240,000	1,262,484
2.5% 6/15/19 (d)		615,000	615,218
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INDUSTRIALS - continued
Road & Rail - continued
Penske Truck Leasing Co. LP: - continued
2.875% 7/17/18 (d)		$ 365,000	$ 372,867
3.125% 5/11/15 (d)		340,000	343,586
			3,937,156
Trading Companies & Distributors - 0.0%
GATX Corp.:
1.25% 3/4/17		600,000	597,413
2.375% 7/30/18		255,000	257,979
3.5% 7/15/16		1,180,000	1,225,383
International Lease Finance Corp. 2.1841% 6/15/16 (g)		990,000	988,763
			3,069,538
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (d)		1,615,000	1,627,405
TOTAL INDUSTRIALS			15,791,921
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Juniper Networks, Inc. 3.1% 3/15/16		170,000	173,830
Electronic Equipment & Components - 0.4%
Amphenol Corp. 1.55% 9/15/17		390,000	391,139
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)		785,000	777,163
Arrow Electronics, Inc. 3.375% 11/1/15		655,000	668,570
Avnet, Inc. 6.625% 9/15/16		260,000	283,936
Keysight Technologies, Inc. 3.3% 10/30/19 (d)		2,200,000	2,201,740
Tyco Electronics Group SA:
0.4326% 1/29/16 (g)		13,000,000	13,001,248
1.6% 2/3/15		7,693,000	7,705,924
			25,029,720
Internet Software & Services - 0.0%
Baidu.com, Inc. 2.75% 6/9/19		485,000	486,305
Tencent Holdings Ltd. 2% 5/2/17 (d)		715,000	715,371
			1,201,676
IT Services - 0.3%
Fidelity National Information Services, Inc. 1.45% 6/5/17		380,000	378,955
Fiserv, Inc.:
3.125% 6/15/16		1,490,000	1,538,565
6.8% 11/20/17		205,000	234,119
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co. 1.2311% 8/21/15 (g)		$ 13,465,000	$ 13,521,526
Xerox Corp.:
2.95% 3/15/17		200,000	206,747
4.25% 2/15/15		5,000,000	5,037,165
			20,917,077
Software - 0.1%
Oracle Corp.:
0.4316% 7/7/17 (g)		5,000,000	5,002,555
0.8106% 1/15/19 (g)		2,040,000	2,054,994
			7,057,549
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett-Packard Co.:
2.35% 3/15/15		700,000	703,053
2.625% 12/9/14		785,000	785,303
			1,488,356
TOTAL INFORMATION TECHNOLOGY			55,868,208
MATERIALS - 0.4%
Chemicals - 0.0%
Eastman Chemical Co. 2.4% 6/1/17		710,000	723,445
The Dow Chemical Co. 2.5% 2/15/16		1,930,000	1,970,194
			2,693,639
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.3331% 6/30/17 (d)(g)		705,000	707,856
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20		1,115,000	1,140,113
Metals & Mining - 0.4%
Anglo American Capital PLC 1.1806% 4/15/16 (d)(g)		2,853,000	2,863,819
Goldcorp, Inc. 2.125% 3/15/18		1,150,000	1,146,459
Rio Tinto Finance (U.S.A.) PLC:
0.7841% 6/19/15 (g)		5,500,000	5,507,557
1.0746% 6/17/16 (g)		12,000,000	12,090,204
1.375% 6/17/16		1,520,000	1,530,939
Vale Overseas Ltd. 6.25% 1/23/17		485,000	526,573
			23,665,551
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15		$ 455,000	$ 461,920
TOTAL MATERIALS			28,669,079
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.6181% 2/12/16 (g)		17,000,000	17,031,229
British Telecommunications PLC:
1.625% 6/28/16		635,000	641,233
2% 6/22/15		8,000,000	8,058,904
SBA Tower Trust:
2.24% 4/16/18 (d)		820,000	816,047
2.933% 12/15/17 (d)		2,205,000	2,234,443
3.598% 4/16/18 (d)		635,000	641,090
Verizon Communications, Inc.:
0.6323% 6/9/17 (g)		15,000,000	14,996,235
1.35% 6/9/17		795,000	795,421
1.7641% 9/15/16 (g)		13,000,000	13,267,267
2.625% 2/21/20 (d)		1,583,000	1,585,101
			60,066,970
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2346% 9/12/16 (g)		5,000,000	5,034,315
2.375% 9/8/16		890,000	908,921
3.625% 3/30/15		645,000	650,824
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17		2,035,000	2,064,778
Vodafone Group PLC 0.6169% 2/19/16 (g)		10,000,000	10,013,930
			18,672,768
TOTAL TELECOMMUNICATION SERVICES			78,739,738
UTILITIES - 0.5%
Electric Utilities - 0.4%
Commonwealth Edison Co. 1.95% 9/1/16		385,000	392,431
Duke Energy Corp.:
0.6126% 4/3/17 (g)		1,874,000	1,878,769
1.625% 8/15/17		495,000	498,498
2.15% 11/15/16		1,485,000	1,518,098
Duke Energy Industries, Inc. 0.5791% 7/11/16 (g)		5,000,000	5,011,375
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
UTILITIES - continued
Electric Utilities - continued
EDF SA 1.15% 1/20/17 (d)		$ 1,350,000	$ 1,351,632
Exelon Corp. 4.9% 6/15/15		10,790,000	11,020,118
Georgia Power Co. 0% 3/15/16 (g)		510,000	509,942
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (d)		1,045,000	1,062,857
Mississippi Power Co. 2.35% 10/15/16		360,000	369,079
Monongahela Power Co. 5.7% 3/15/17 (d)		145,000	158,608
NextEra Energy Capital Holdings, Inc. 1.2% 6/1/15		420,000	421,194
PPL Capital Funding, Inc. 1.9% 6/1/18		350,000	351,280
Southern Co. 1.95% 9/1/16		485,000	493,682
			25,037,563
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (d)		1,330,000	1,356,011
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16		425,000	437,171
Multi-Utilities - 0.1%
CMS Energy Corp. 4.25% 9/30/15		1,255,000	1,291,390
Dominion Resources, Inc.:
1.95% 8/15/16		540,000	548,091
2.25% 9/1/15		515,000	520,942
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)		1,340,000	1,338,460
			3,698,883
TOTAL UTILITIES			30,529,628
TOTAL NONCONVERTIBLE BONDS (Cost $1,181,906,186)			1,184,122,911
U.S. Government and Government Agency Obligations - 0.7%

U.S. Government Agency Obligations - 0.4%
Fannie Mae:
0.375% 7/5/16		5,775,000	5,774,301
0.625% 8/26/16		5,615,000	5,626,090
Federal Home Loan Bank:
0.625% 12/28/16		3,200,000	3,203,584
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1% 6/21/17		$ 3,390,000	$ 3,400,933
Freddie Mac 0.875% 10/14/16		10,895,000	10,955,838
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			28,960,746
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17		10,212,663	10,348,303
0.5% 4/15/15		3,646,588	3,624,959
1.875% 7/15/15		4,197,463	4,249,607
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			18,222,869
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.5% 7/31/17		2,720,000	2,699,176
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,003,800)			49,882,791
U.S. Government Agency - Mortgage Securities - 0.8%

Fannie Mae - 0.6%
1.737% 10/1/33 (g)		100,304	103,943
1.95% 6/1/37 (g)		46,355	48,615
2.055% 7/1/35 (g)		42,031	44,762
2.159% 8/1/37 (g)		30,350	32,428
2.188% 12/1/35 (g)		18,837	19,969
2.352% 8/1/38 (g)		27,559	29,566
2.443% 5/1/38 (g)		284,665	305,392
2.498% 1/1/37 (g)		27,088	29,061
2.582% 5/1/38 (g)		124,320	133,058
2.592% 5/1/38 (g)		125,336	134,462
2.596% 4/1/38 (g)		41,070	44,033
2.665% 12/1/36 (g)		32,384	34,742
3.5% 10/1/25 to 11/1/44		6,440,277	6,823,241
4% 2/1/25 to 10/1/41		8,203,286	8,791,938
4.5% 5/1/19 to 1/1/27		6,025,311	6,492,100
5% 11/1/18 to 4/1/38		3,522,523	3,876,642
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5.5% 5/1/16 to 5/1/40		$ 9,337,609	$ 10,417,219
6% 1/1/22 to 1/1/41		2,226,284	2,491,172
TOTAL FANNIE MAE			39,852,343
Freddie Mac - 0.1%
2.091% 9/1/35 (f)(g)		30,699	32,492
2.125% 7/1/38 (f)(g)		34,606	36,760
2.136% 6/1/38 (f)(g)		107,318	113,991
2.181% 7/1/38 (f)(g)		49,439	52,514
2.228% 7/1/35 (f)(g)		50,959	54,236
2.24% 10/1/36 (f)(g)		230,929	246,097
2.32% 6/1/38 (f)(g)		96,422	102,416
2.358% 5/1/37 (f)(g)		33,233	35,653
2.382% 5/1/38 (f)(g)		47,989	51,483
2.419% 2/1/37 (f)(g)		38,992	41,831
2.472% 11/1/34 (f)(g)		28,766	30,861
2.608% 2/1/37 (f)(g)		28,583	30,491
2.773% 2/1/37 (f)(g)		52,168	55,966
2.951% 2/1/38 (f)(g)		104,675	112,297
4.5% 10/1/19 to 12/1/26		1,530,305	1,640,203
5% 10/1/18 to 12/1/23		970,049	1,052,920
5.5% 11/1/21 to 10/1/38		229,267	250,561
5.86% 12/1/36 (f)(g)		17,436	18,820
6% 5/1/17 to 8/1/22		103,422	113,029
6.064% 11/1/36 (f)(g)		9,325	10,065
TOTAL FREDDIE MAC			4,082,686
Ginnie Mae - 0.1%
3% 10/20/44 (g)		304,182	316,704
3% 11/20/44 (g)		1,460,000	1,519,633
3.5% 3/20/43 to 4/20/43		2,299,184	2,418,677
4.5% 9/20/40		452,362	497,368
5% 12/20/34 to 3/20/41		1,731,496	1,930,620
6% 7/15/36		615,887	708,232
TOTAL GINNIE MAE			7,391,234
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $50,727,745)			51,326,263
Asset-Backed Securities - 6.4%
		Principal Amount	Value
Ally Auto Receivables Trust:
Series 2012-1 Class A3, 0.93% 2/16/16		$ 26,812	$ 26,820
Series 2012-2 Class A3, 0.74% 4/15/16		770,322	770,632
Series 2012-A Class D, 3.15% 10/15/18 (d)		335,000	343,975
Series 2013-2 Class A3, 0.79% 1/15/18		1,295,000	1,296,409
Series 2013-SN1 Class A4, 0.9% 5/22/17		625,000	626,071
Series 2014-2 Class A2, 0.68% 7/17/17		10,000,000	10,007,350
Series 2014-SN1:
Class A2A, 0.52% 10/20/16		2,550,226	2,549,394
Class A3, 0.75% 2/21/17		860,000	859,593
Ally Master Owner Trust:
Series 2012-1 Class A1, 0.9547% 2/15/17 (g)		3,655,000	3,658,450
Series 2012-3 Class A2, 1.21% 6/15/17		10,000,000	10,031,910
Series 2013-1:
Class A1, 0.6047% 2/15/18 (g)		8,000,000	8,009,856
Class A2, 1% 2/15/18		240,000	240,636
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.4247% 1/15/20 (g)		5,000,000	4,996,150
Series 2012-2:
Class B, 0.99% 3/15/18		1,010,000	1,012,641
Class C, 1.29% 3/15/18 (d)		1,155,000	1,157,085
Series 2013-1 Class A, 0.5747% 2/16/21 (g)		570,000	572,118
Series 2014-2 Class A, 1.26% 1/15/20		800,000	802,344
AmeriCredit Automobile Receivables T Series 2014-4 Class A2A, 0.74% 4/9/18		5,000,000	5,000,720
AmeriCredit Automobile Receivables Trust:
Series 2012-1 Class B, 1.73% 2/8/17		447,281	448,217
Series 2013-2 Class B, 1.19% 5/8/18		1,190,000	1,192,741
Series 2013-4 Class A2, 0.74% 11/8/16		1,633,462	1,634,058
Series 2013-5:
Class A3, 0.9% 9/10/18		1,890,000	1,892,191
Class B, 1.52% 1/8/19		315,000	315,499
Series 2014-2 Class B, 1.6% 7/8/19		345,000	344,519
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (d)		1,060,000	1,059,965
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16		88,266	88,287
Bank of America Credit Card Master Trust:
Series 2014-A2 Class A, 0.4233% 9/16/19 (g)		10,000,000	9,998,360
Series 2014-A3 Class A, 0.4447% 1/15/20 (g)		10,000,000	10,001,200
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)		41,656	41,683
Asset-Backed Securities - continued
		Principal Amount (b)	Value
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5547% 9/15/17 (d)(g)		$ 9,740,000	$ 9,754,746
BMW Vehicle Lease Trust Series 2013-1 Class A3, 0.54% 9/21/15		621,450	621,613
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21		325,000	326,279
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.6047% 1/16/18 (d)(g)		1,175,000	1,176,787
Capital Auto Receivables Asset Trust:
Series 2013-1 Class A3, 0.79% 6/20/17		1,240,000	1,241,683
Series 2013-4 Class A3, 1.09% 3/20/18		985,000	989,297
Series 2014-1:
Class A3, 1.32% 6/20/18		705,000	708,917
Class B, 2.22% 1/22/19		220,000	222,926
Series 2014-2 Class A3, 1.26% 5/21/18		1,455,000	1,461,558
Series 2014-3 Class A3, 1.48% 11/20/18		710,000	712,998
Series 2014-B Class A1, 0.477% 2/21/17 (g)		5,000,000	5,000,760
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3333% 2/15/19 (g)		15,000,000	14,999,415
Carmax Auto Owner Trust:
Series 2012-2 Class A3, 0.84% 3/15/17		365,823	366,352
Series 2012-3 Class A3, 0.52% 7/17/17		623,924	623,682
Series 2013-3 Class A2, 0.59% 8/15/16		2,361,062	2,361,659
Series 2013-4 Class A3, 0.8% 7/16/18		435,000	435,108
Series 2014-1:
Class B, 1.69% 8/15/19		100,000	99,634
Class C, 1.93% 11/15/19		145,000	144,621
Series 2014-2 Class A2, 0.46% 4/17/17		4,963,830	4,962,902
Series 2014-3 Class A2, 0.55% 8/15/17		7,000,000	6,999,818
Series 2014-4 Class A2A, 0.67% 2/15/18		5,000,000	5,001,015
CCG Receivables Trust Series 2014-1 Class A2, 1.06% 11/15/21 (d)		595,000	595,018
Chase Issuance Trust:
Series 2012-A6 Class A, 0.2847% 8/15/17 (g)		2,293,000	2,291,427
Series 2012-A9 Class A9, 0.3047% 10/16/17 (g)		10,000,000	9,993,090
Series 2013-A8 Class A8, 1.01% 10/15/18		1,160,000	1,163,727
CIT Equipment Collateral:
Series 2013-VT1 Class A2, 0.65% 3/21/16 (d)		8,400,011	8,402,590
Series 2014-VT1 Class A2, 0.86% 5/22/17 (d)		5,000,000	4,999,585
Citibank Credit Card Issuance Trust:
Series 2013-A1 Class A1, 0.255% 4/24/17 (g)		10,000,000	9,991,430
Series 2014-A2 Class A2, 1.02% 2/22/19		1,345,000	1,344,868
Series 2014-A3 Class A3, 0.3555% 5/9/18 (g)		5,000,000	5,000,000
Asset-Backed Securities - continued
		Principal Amount (b)	Value
CNH Equipment Trust:
Series 2011-B Class A3, 0.91% 8/15/16		$ 11,445	$ 11,447
Series 2012-A Class A3, 0.94% 5/15/17		250,235	250,342
Series 2012-C Class A3, 0.57% 12/15/17		292,090	292,269
Series 2013-A Class A3, 0.69% 6/15/18		1,800,000	1,799,599
Series 2013-B Class A2, 0.44% 10/17/16		1,329,374	1,329,239
Series 2013-C Class A3, 1.02% 8/15/18		335,000	336,241
Series 2014-A Class A2, 0.49% 6/15/17		3,000,000	2,998,800
Series 2014-C:
Class A2, 0.63% 12/15/17		4,800,000	4,800,590
Class A3, 1.28% 11/15/19		765,000	764,035
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.7547% 8/15/19 (d)(g)		645,000	646,450
Dell Equipment Finance Trust Series 2014-1 Class A2, 0.64% 7/22/16 (d)		8,600,000	8,600,602
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (d)		574,227	579,019
Series 2014-1 Class A, 2.54% 5/20/27 (d)		925,000	923,451
Discover Card Master Trust:
Series 2012-A5 Class A5, 0.3547% 1/16/18 (g)		15,000,000	14,997,135
Series 2014-A5 Class A, 1.39% 4/15/20		1,410,000	1,409,171
Dryrock Issuance Trust Series 2013-1 Class A, 0.4933% 7/16/18 (g)		710,000	710,332
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (d)		510,000	510,204
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (d)		3,745,000	3,752,868
Series 2013-1 Class A2, 0.68% 9/20/18 (d)		3,071,115	3,071,711
Series 2013-2 Class A2, 1.06% 3/20/19 (d)		466,096	467,605
Series 2014-1 Class A2, 0.87% 9/20/19 (d)		560,000	560,578
Series 2014-2 Class A2, 1.05% 3/20/20 (d)		2,390,000	2,391,742
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (d)		178,651	178,470
Ford Credit Auto Lease Trust:
Series 2012-B:
Class B, 1.1% 12/15/15 (d)		230,000	230,397
Class C, 1.5% 3/15/17 (d)		290,000	290,857
Series 2013-B:
Class B, 1.23% 11/15/16		695,000	694,089
Class C, 1.51% 8/15/17		475,000	476,858
Series 2014-B:
Class A2A, 0.51% 3/15/17		10,000,000	9,990,940
Class A4, 1.1% 11/15/17		580,000	582,924
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Ford Credit Auto Owner Trust:
Series 2013-B Class A3, 0.57% 10/15/17		$ 4,843,896	$ 4,845,586
Series 2014-C Class A3, 1.06% 5/15/19		955,000	955,725
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (d)		1,170,000	1,179,720
Class C, 4.99% 2/15/17 (d)		720,000	730,840
Series 2013-1 Class A1, 0.85% 1/15/18		12,150,000	12,180,448
Series 2013-3Q Class A2, 0.4533% 6/15/17 (g)		4,360,000	4,358,797
Series 2013-5 Class A2, 0.6233% 9/15/18 (g)		5,000,000	5,013,260
Series 2014-4 Class A1, 1.4% 8/15/19		2,185,000	2,191,063
GE Capital Credit Card Master Note Trust:
Series 2010-1 Class C, 5.75% 3/15/18 (d)		625,000	634,413
Series 2012-1 Class A, 1.03% 1/15/18		1,005,000	1,005,737
Series 2012-4 Class A, 0.4547% 6/15/18 (g)		17,275,000	17,268,988
GE Dealer Floorplan Master Note Trust:
Series 2012-4 Class A, 0.595% 10/20/17 (g)		825,000	825,337
Series 2013-1 Class A, 0.555% 4/20/18 (g)		2,310,000	2,316,274
Series 2014-1 Class A, 0.537% 7/20/19 (g)		2,280,000	2,277,622
Series 2014-2 Class A, 0.6072% 10/20/19 (g)		1,050,000	1,050,245
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20		700,000	701,434
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)		135,005	135,086
Series 2013-1A Class A2, 0.73% 1/25/16 (d)		2,398,309	2,400,971
Series 2014-1A:
Class A2, 0.59% 8/24/16 (d)		5,000,000	4,999,495
Class A3, 0.95% 9/25/17 (d)		1,520,000	1,524,115
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16		1,739,673	1,739,870
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A2, 0.61% 7/20/16 (d)		2,764,925	2,763,330
Series 2014-2A Class A2, 0.73% 2/20/17 (d)		5,000,000	5,006,240
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (d)		895,000	896,100
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (d)		648,096	643,106
Honda Auto Receivables Owner Trust:
Series 2013-4 Class A3, 0.69% 9/18/17		1,125,000	1,126,042
Series 2014-4 Class A3, 0.99% 9/17/18		825,000	824,854
Huntington Auto Trust Series 2012-1 Class A3, 0.81% 9/15/16		415,727	416,091
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Hyundai Auto Lease Securitization Trust Series 2014-B Class A4, 1.26% 9/17/18 (d)		$ 310,000	$ 310,770
Hyundai Auto Receivables Trust:
Series 2012-C Class A4, 0.73% 6/15/18		475,000	475,558
Series 2013-A Class A4, 0.75% 9/17/18		1,010,000	1,009,643
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5047% 5/15/18 (d)(g)		4,790,000	4,796,596
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17		2,759,452	2,763,784
Series 2014-B Class A2A, 0.54% 7/17/17		7,000,000	6,995,212
Kubota Credit Owner Trust Series 2014-1A Class A2, 0.58% 2/15/17 (d)		325,000	324,970
Mercedes-Benz Auto Lease Trust:
Series 2013-A Class A4, 0.72% 12/17/18		1,195,000	1,195,710
Series 2013-B:
Class A2, 0.53% 9/15/15		2,370,756	2,371,218
Class A3, 0.62% 7/15/16		430,000	430,290
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)		9,155,000	9,165,382
Mmaf Equipment Finance LLC 2014-A Series 2014-AA Class A3, 0.87% 1/8/19 (d)		1,840,000	1,839,032
Motor PLC:
Series 2012A Class A1C, 1.286% 2/25/20 (d)		17,850	17,854
Series 2013-1 Class A1, 0.652% 2/25/21 (d)(g)		392,333	392,401
Series 2014-1A Class A1, 0.6353% 8/25/21 (d)(g)		655,247	655,464
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (d)		193,852	194,153
Series 2014-1A Class A, 2.25% 9/20/31 (d)		568,644	567,723
Navistar Financial Dealer Note Master Trust:
Series 2013-1 Class A, 0.822% 1/25/18 (d)(g)		1,280,000	1,280,147
Series 2013-2 Class A, 0.832% 9/25/18 (d)(g)		870,000	871,356
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15		1,489,753	1,489,725
Series 2013-B Class A3, 0.75% 6/15/16		9,590,000	9,602,592
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16		864,363	864,357
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6247% 5/15/17 (g)		6,927,000	6,934,100
Series 2013-A Class A, 0.4533% 2/15/18 (g)		7,050,000	7,050,000
Porsche Innovative Lease Owner Trust Series 2013-1 Class A2, 0.54% 1/22/16 (d)		2,059,046	2,059,721
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)		23,575	23,004
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Santander Drive Auto Receivables Trust:
Series 2014-1 Class A2A, 0.66% 6/15/17		$ 2,643,096	$ 2,644,434
Series 2014-4 Class A2A, 0.67% 1/16/18		5,000,000	4,998,540
Sierra Receivables Funding Co. LLC Series 2013-1A Class A, 1.59% 11/20/29 (d)		222,212	222,173
Sierra Timeshare Receivables Funding Co. LLC:
Series 2013-3A Class A, 2.2% 10/20/30 (d)		437,487	437,287
Series 2014-1A Class A, 2.07% 3/20/30 (d)		719,637	724,706
Series 2014-2A Class A, 2.05% 6/20/31 (d)		536,712	540,304
Series 2014-3A Class A, 2.3% 10/20/31 (d)		730,000	730,220
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.2836% 7/25/16 (g)		57,080	57,250
Series 2012-7 Class A2, 0.4353% 9/25/19 (g)		4,485,000	4,477,887
Series 2013-1 Class A2, 0.4053% 9/25/19 (g)		8,310,000	8,291,186
Series 2014-1 Class A1, 0.432% 5/28/19 (g)		3,381,382	3,380,050
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (d)		831,802	834,408
Series 2012-4U.S. Class A3A, 0.97% 3/14/17		555,026	554,804
Series 2013-1U.S. Class A3A, 0.84% 9/14/16		405,388	405,388
Series 2013-2U.S. Class A4A, 1.18% 2/14/19		435,000	431,738
SMART Trust Series 2014-1U.S. Class A3A, 0.96% 2/14/18		1,245,000	1,241,488
Synchrony Credit Card Master Note Trust Series 2014-1 Class A, 1.61% 11/15/20		2,330,000	2,331,456
Toyota Auto Receivables Owner Trust:
Series 2012-A Class A3, 0.75% 2/16/16		123,666	123,751
Series 2013-A Class A4, 0.69% 11/15/18		815,000	814,305
Series 2014-C Class A4, 1.44% 4/15/20		200,000	201,068
Volkswagen Auto Lease Trust Series 2014-A Class A2A, 0.52% 10/20/16		3,965,707	3,967,353
Volkswagen Auto Loan Enhanced Trust Series 2014-2 Class A4, 1.39% 5/20/21		1,380,000	1,375,309
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.507% 7/22/19 (d)(g)		10,000,000	10,005,750
Class A2, 0.014% 7/22/19 (d)		1,290,000	1,294,376
Volvo Financial Equipment LLC Series 2014-1A Class A3, 0.82% 4/16/18 (d)		575,000	575,114
Wheels SPV LLC:
Series 2012-1 Class A2, 1.19% 3/20/21 (d)		79,977	80,028
Series 2014-1A Class A2, 0.87% 3/20/23 (d)		665,000	664,036
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19		745,000	758,677
Asset-Backed Securities - continued
		Principal Amount (b)	Value
World Omni Auto Lease Securitization Trust Series 2012-A Class A4, 1.06% 11/15/17		$ 163,322	$ 163,425
World Omni Auto Receivables Trust Series 2014-B Class A2A, 0.6% 1/16/18		5,000,000	4,999,640
World Omni Automobile Lease Securitization Trust Series 2014-A Class A4, 1.37% 1/15/20		490,000	492,376
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.5033% 2/15/18 (d)(g)		1,175,000	1,176,014
TOTAL ASSET-BACKED SECURITIES (Cost $447,412,114)			447,306,436
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.6795% 2/25/34 (g)		29,374	29,862
Series 2004-H Class 2A2, 2.6399% 9/25/34 (g)		87,156	86,847
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6308% 10/18/54 (d)(g)		433,498	437,083
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.295% 12/20/54 (d)(g)		977,691	968,990
Series 2007-1 Class 3A1, 0.355% 12/20/54 (g)		1,093,410	1,085,319
Granite Mortgages Series 2003-2 Class 1A3, 0.7308% 7/20/43 (g)		454,102	453,195
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6308% 1/20/44 (g)		42,127	42,015
Series 2004-1 Class 2A1, 0.5531% 3/20/44 (g)		924,457	920,787
Series 2004-3 Class 2A1, 0.5131% 9/20/44 (g)		628,643	626,296
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.8806% 10/15/54 (d)(g)		1,110,021	1,115,172
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7329% 12/22/54 (d)(g)		978,255	979,177
Sequoia Mortgage Trust Series 2010-H1 Class A1, 2.2056% 2/25/40 (g)		8,405	8,236
Silverstone Master Issuer PLC 1.7814% 1/21/55 (d)(g)		375,000	376,786
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.3789% 9/25/35 (g)		66,644	67,513
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.6071% 6/25/34 (g)		64,801	64,905
TOTAL PRIVATE SPONSOR			7,262,183
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - 1.3%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6553% 4/25/33 (g)		$ 2,661,902	$ 2,692,826
Series 2003-44 Class FH, 0.9053% 6/25/33 (g)		1,723,846	1,756,723
Series 2003-48 Class FA, 0.9053% 6/25/33 (g)		2,032,460	2,060,042
Series 2006-33 Class CF, 0.4553% 5/25/36 (g)		266,043	266,914
Series 2012-79 Class FM, 0.6053% 7/25/42 (g)		1,706,756	1,711,977
floater planned amortization class:
Series 2004-52 Class PF 0.6053% 12/25/33 (g)		3,920,843	3,938,989
Series 2005-90 Class FC, 0.4053% 10/25/35 (g)		205,191	205,760
planned amortization class Series 2011-117 Class PF, 0.5053% 7/25/39 (g)		4,977,891	5,000,676
sequential payer Series 2012-114 Class DF, 0.5553% 8/25/39 (g)		49,916	50,045
sequential payer floater:
Series 2005-74 Class DF, 0.5053% 7/25/35 (g)		6,668,728	6,702,012
Series 2005-83 Class FP, 0.4853% 10/25/35 (g)		6,794,847	6,817,504
Series 2011-23 Class AB, 2.75% 6/25/20		116,634	119,824
Fannie Mae Connecticut Avenue Securities floater Series 2014-C04:
Class 1M1, 2.1053% 11/25/24 (g)		720,000	720,000
Class 2M1, 2.2553% 11/25/24 (g)		375,000	374,727
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.602% 9/25/24 (g)		871,430	867,352
Series 2014-HQ3 Class M1, 1.803% 10/25/24 (g)		661,740	661,153
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6047% 5/15/36 (g)		160,517	161,835
Series 2011-3913 Class FA, 0.6547% 8/15/41 (g)		837,217	844,646
Series 2012-4077 Class MF, 0.6547% 7/15/42 (g)		2,008,467	2,024,806
Series 2711 Class FC, 1.0547% 2/15/33 (g)		464,280	472,497
Series 3879 Class AF, 0.5847% 6/15/41 (g)		892,824	899,215
floater planned amortization class:
Series 2953 Class LF, 0.4547% 12/15/34 (g)		2,938,045	2,947,289
Series 3102 Class FD, 0.4547% 1/15/36 (g)		528,067	530,182
Series 3117 Class JF, 0.4547% 2/15/36 (g)		209,662	210,433
Series 4020 Class EF 0.6047% 2/15/42 (g)		6,126,535	6,157,820
Series 4057 Class EF, 0.5047% 12/15/41 (g)		18,535,418	18,604,891
floater sequential payer:
Series 2828 Class TF, 0.6047% 10/15/30 (g)		2,967,361	2,975,345
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
Series 3046 Class F, 0.5247% 3/15/33 (g)		$ 3,050,877	$ 3,056,796
Series 3325:
Class FM, 0.5847% 5/15/37 (g)		393,380	395,629
Class FN, 0.5847% 5/15/37 (g)		393,380	395,629
planned amortization class Series 3081 Class CP 5.5% 10/15/34		270,262	272,988
sequential payer Series 4226 Class EF, 0.5047% 12/15/35 (g)		9,550,986	9,573,889
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7547% 11/16/39 (g)		332,638	336,300
Series 2009-116 Class KF, 0.6847% 12/16/39 (g)		268,865	271,461
Series 2009-127 Class FA, 0.705% 9/20/38 (g)		379,476	383,173
Series 2010-9 Class FA, 0.6747% 1/16/40 (g)		425,204	429,124
Series 2012-113 Class FJ, 0.405% 1/20/42 (g)		700,905	700,791
Series 2012-84 Class FH, 0.6047% 7/16/42 (g)		3,320,637	3,345,137
floater sequential payer Series 2010-120 Class FB 0.455% 9/20/35 (g)		267,730	268,217
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		25,158	25,205
Series 2010-99 Class PT, 3.5% 8/20/33		30,525	30,587
TOTAL U.S. GOVERNMENT AGENCY			89,260,409
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,438,458)			96,522,592
Commercial Mortgage Securities - 0.9%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43		420,000	424,104
Series 2006-2 Class A4, 5.7304% 5/10/45 (g)		750,000	786,400
Series 2006-4 Class A4, 5.634% 7/10/46		343,745	361,389
Series 2006-5 Class AM, 5.448% 9/10/47		60,000	63,330
Series 2006-1 Class A4, 5.372% 9/10/45 (g)		1,520,000	1,571,986
Series 2007-4 Class AM, 5.8209% 2/10/51 (g)		50,000	54,874
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41		357,878	360,633
Series 2006-PW14 Class A4, 5.201% 12/11/38		625,000	667,568
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-PW17 Class AAB, 5.703% 6/11/50		$ 257,179	$ 259,109
Series 05-PWR7 Class A3, 5.116% 2/11/41		516,349	517,783
Series 2006-T24 Class A4, 5.537% 10/12/41		1,164,846	1,241,282
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.55% 12/15/16 (d)(g)		3,000,000	3,000,000
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.315% 5/15/30 (d)(g)		1,564,466	1,568,143
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46		732,984	735,716
Series 2014-GC19 Class A1, 1.199% 3/10/47		370,463	369,418
Series 2014-GC2 Class A1, 1.392% 7/10/47		386,959	387,643
Series 2014-GC21 Class A1, 1.242% 5/10/47		636,587	636,218
Series 2014-GC25 Class A1, 1.485% 10/10/47		163,427	163,821
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.0527% 6/11/27 (d)(g)		2,750,000	2,749,282
Series 2014-CR15 Class A1, 1.218% 2/10/47		949,754	947,380
Series 2014-CR17 Class A1, 1.275% 5/10/47		419,933	420,380
Series 2014-CR18 Class A1, 1.442% 7/15/47		632,016	633,596
Series 2014-CR19 Class A1, 1.415% 8/10/47		546,600	546,968
Series 2014-CR20 Class A1, 1.324% 11/10/47		370,908	370,244
Series 2014-LC15 Class A1, 1.259% 4/10/47		748,003	746,099
Series 2014-LC17 Class A1, 1.381% 10/10/47		485,997	487,967
Series 2014-UBS2 Class A1, 1.298% 3/10/47		480,594	480,927
Series 2014-UBS4 Class A1, 1.309% 8/10/47		256,281	256,259
Series 2014-UBS5 Class A1, 1.373% 9/10/47		966,141	968,783
Series 2014-UBS6 Class A1, 1.445% 12/10/47		635,000	635,000
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.004% 2/13/32 (d)(g)		400,000	399,647
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44		114,103	114,652
Series 2005-C6 Class A5B, 5.167% 6/10/44 (g)		210,000	213,951
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (g)		62,324	62,284
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44		181,335	183,085
Del Coronado Trust floater Series 2013-HDC Class A, 0.955% 3/15/26 (d)(g)		1,500,000	1,497,525
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (d)(g)		818,412	818,192
Class A2FL, 0.856% 12/5/31 (d)(g)		1,110,000	1,109,993
Commercial Mortgage Securities - continued
		Principal Amount	Value
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17		$ 1,505,000	$ 1,519,403
Series K712 Class A1, 1.369% 5/25/19 (f)		1,838,988	1,848,945
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8188% 7/10/38 (g)		882,488	928,206
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.5518% 4/10/38 (g)		4,995,000	5,158,636
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (d)(g)		920,000	919,891
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46		462,384	463,869
Series 14-GC20 Class A1, 1.343% 4/10/47		288,553	288,481
Series 2012-GC6 Class A1, 1.282% 1/10/45		35,911	36,073
Series 2014-GC22 Class A1, 0% 6/10/47		442,840	442,528
Series 2014-GC24 Class A1, 1.509% 9/10/47		808,903	813,244
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.152% 11/5/30 (d)(g)		1,285,046	1,284,257
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (d)		461,851	462,142
Series 2013-C14 Class A1, 1.2604% 8/15/46		878,722	883,743
Series 2014-C19 Class A1, 1.2661% 4/15/47		498,734	499,112
Series 2014-C22 Class A1, 1.451% 9/15/47		236,726	237,325
Series 2014-C23 Class A1, 1.6502% 9/15/47		343,387	345,434
Series 2014-C24 Class A1, 1.5386% 11/15/47		143,650	143,898
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45		44,685	44,765
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-FL3 Class A1, 0.9547% 4/15/28 (d)(g)		285,757	285,938
Series 2014-BXH Class A, 1.0547% 4/15/27 (d)(g)		2,500,000	2,499,235
Series 2014-FL5 Class A, 1.1333% 7/15/31 (d)(g)		2,550,000	2,551,760
Series 2005-LDP2 Class A3A, 4.678% 7/15/42		7,563	7,578
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (g)		205	205
Series 2014-C20 Class A1, 1.2682% 7/15/47		510,304	510,422
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31		2,436,668	2,510,419
Series 2004-C1 Class A4, 4.568% 1/15/31		34,779	35,336
Series 2005-C7 Class A4, 5.197% 11/15/30		1,386,149	1,406,747
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (g)		335,000	356,870
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8724% 6/12/46 (g)		$ 451,192	$ 476,189
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47		467,689	470,775
Series 2014-C14 Class A1, 1.25% 2/15/47		177,581	177,228
Series 2014-C16 Class A1, 1.294% 6/15/47		316,613	315,532
Series 2014-C17 Class A1, 1.551% 8/15/47		602,088	603,602
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.255% 10/15/20 (d)(g)		556,990	556,887
sequential payer:
Series 2005-HQ6 Class A4A, 4.989% 8/13/42		422,342	425,481
Series 2005-T17 Class A5, 4.78% 12/13/41		6,248	6,243
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)		1,136,562	1,198,891
Wachovia Bank Commercial Mortgage Trust sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (g)		117,911	118,449
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C4 Class A1, 1.607% 6/15/44 (d)		169,331	169,821
Series 2013-C16 Class A1, 1.406% 9/15/46		549,327	554,240
Series 2013-C17 Class A1, 1.154% 12/15/46		380,914	382,718
Series 2013-UBS1 Class A1, 1.122% 3/15/46		300,710	300,406
Series 2014-C20 Class A1, 1.283% 5/15/47		807,936	808,578
Series 2014-C21 Class A1, 1.413% 8/15/47		970,273	973,428
Series 2014-C22 Class A1, 1.479% 9/15/57		580,937	583,068
Series 2014-C23 Class A1, 1.663% 10/15/57		284,516	286,432
Series 2014-C24 Class A1, 1.39% 11/15/47		120,000	119,996
Series 2014-LC14 Class A1, 1.193% 3/15/47		517,992	518,248
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $63,248,997)			62,342,305
Municipal Securities - 0.1%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16		1,475,000	1,485,959
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15		5,000,000	5,016,350
Univ. of California Revs. Bonds Series 2011 Y1, 0.657%, tender 7/1/17 (g)		445,000	446,544
TOTAL MUNICIPAL SECURITIES (Cost $6,936,008)			6,948,853
Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (b)	Value
Republic of Iceland 4.875% 6/16/16 (d)		$ 2,240,000	$ 2,343,421
Turkish Republic 4.557% 10/10/18 (d)		825,000	871,406
United Mexican States 9.5% 12/18/14	MXN	83,115,000	5,988,378
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,442,593)			9,203,205
Bank Notes - 0.0%

Union Bank NA 2.125% 6/16/17 (Cost $1,349,404)		1,330,000	1,351,529
Fixed-Income Funds - 3.0%
	Shares
Bank Loan Funds - 3.0%
Fidelity Floating Rate High Income Fund (c) (Cost $213,280,099)	21,339,254	209,764,870
Short-Term Funds - 62.8%

Short-Term Funds - 62.8%
BlackRock Low Duration Bond Portfolio	26,562,584	258,719,573
Delaware Limited-Term Diversified Income Fund - Class A	17,559,682	150,486,471
Fidelity Conservative Income Bond Fund Institutional Class (c)	43,703,936	438,787,521
Fidelity Short-Term Bond Fund (c)	91,912,831	791,369,478
Janus Short-Term Bond Fund - Class T	80,016,311	244,849,913
JPMorgan Short Duration Bond Fund - Select Class Shares	26,871,266	293,165,510
Metropolitan West Low Duration Bond Fund - Class M	71,125,462	626,615,321
PIMCO Short-Term Fund	144,700,977	1,429,645,645
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	26,884,164	129,581,670
TOTAL SHORT-TERM FUNDS (Cost $4,353,361,607)		4,363,221,102
Money Market Funds - 6.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(c)	452,564,636	$ 452,564,636
SSgA U.S. Treasury Money Market Fund, 0% (a)	25,414,832	25,414,832
TOTAL MONEY MARKET FUNDS (Cost $477,979,468)		477,979,468
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,952,086,479)		6,959,972,325
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,002,024)
NET ASSETS - 100%		$ 6,952,970,301
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Amount is stated in United States dollars unless otherwise noted.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $365,263,665 or 5.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security sold on delayed delivery basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 422,827,519	$ 18,439,812	$ 2,478,321	$ 823,706	$ 438,787,521
Fidelity Floating Rate High Income Fund	209,027,618	3,695,898	-	3,675,702	209,764,870
Fidelity Institutional Money Market Portfolio Institutional Class	308,767,467	267,544,618	123,747,449	195,367	452,564,636
Fidelity Short-Term Bond Fund	730,961,639	91,262,795	30,000,000	3,554,774	791,369,478
Total	$ 1,671,584,243	$ 380,943,123	$ 156,225,770	$ 8,249,549	$ 1,892,486,505
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,184,122,911	$ -	$ 1,184,122,911	$ -
U.S. Government and Government Agency Obligations	49,882,791	-	49,882,791	-
U.S. Government Agency - Mortgage Securities	51,326,263	-	51,326,263	-
Asset-Backed Securities	447,306,436	-	447,306,436	-
Collateralized Mortgage Obligations	96,522,592	-	96,522,592	-
Commercial Mortgage Securities	62,342,305	-	62,342,305	-
Municipal Securities	6,948,853	-	6,948,853	-
Foreign Government and Government Agency Obligations	9,203,205	-	9,203,205	-
Bank Notes	1,351,529	-	1,351,529	-
Fixed-Income Funds	209,764,870	209,764,870	-	-
Short-Term Funds	4,363,221,102	4,363,221,102	-	-
Money Market Funds	477,979,468	477,979,468	-	-
Total Investments in Securities:	$ 6,959,972,325	$ 5,050,965,440	$ 1,909,006,885	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,061,994,854)	$ 5,067,485,820
Affiliated issuers (cost $1,890,091,625)	1,892,486,505
Total Investments (cost $6,952,086,479)		$ 6,959,972,325
Cash		5,371
Receivable for investments sold Regular delivery		794,393
Delayed delivery		50,798
Receivable for fund shares sold		4,475,343
Interest receivable		4,867,739
Prepaid expenses		12,591
Other receivables		22,763
Total assets		6,970,201,323

Liabilities
Payable for investments purchased Regular delivery	$ 9,491,357
Delayed delivery	5,000,000
Payable for fund shares redeemed	2,013,846
Distributions payable	3,956
Accrued management fee	185,752
Other affiliated payables	366,140
Other payables and accrued expenses	169,971
Total liabilities		17,231,022

Net Assets		$ 6,952,970,301
Net Assets consist of:
Paid in capital		$ 6,949,782,928
Distributions in excess of net investment income		(2,582,683)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,114,547)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,884,603
Net Assets, for 690,090,582 shares outstanding		$ 6,952,970,301
Net Asset Value, offering price and redemption price per share ($6,952,970,301 ÷ 690,090,582 shares)		$ 10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)
Investment Income
Dividends: Unaffiliated issuers		$ 14,559,060
Affiliated issuers		8,249,549
Interest		9,118,219
Total income		31,926,828

Expenses
Management fee	$ 9,483,607
Transfer agent fees	1,497,556
Accounting fees and expenses	620,969
Custodian fees and expenses	25,068
Independent trustees' compensation	35,753
Registration fees	160,061
Audit	32,846
Legal	18,456
Miscellaneous	29,975
Total expenses before reductions	11,904,291
Expense reductions	(8,395,907)	3,508,384
Net investment income (loss)		28,418,444
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,078
Affiliated issuers	(71,465)
Foreign currency transactions	(3,311)
Realized gain distributions from underlying funds:
Affiliated issuers	86,958
Total net realized gain (loss)		129,260
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,473,315)
Assets and liabilities in foreign currencies	(4,979)
Total change in net unrealized appreciation (depreciation)		(14,478,294)
Net gain (loss)		(14,349,034)
Net increase (decrease) in net assets resulting from operations		$ 14,069,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,418,444	$ 46,986,957
Net realized gain (loss)	129,260	(1,523,595)
Change in net unrealized appreciation (depreciation)	(14,478,294)	11,823,221
Net increase (decrease) in net assets resulting from operations	14,069,410	57,286,583
Distributions to shareholders from net investment income	(27,913,441)	(48,003,028)
Distributions to shareholders from net realized gain	-	(5,057,856)
Total distributions	(27,913,441)	(53,060,884)
Share transactions Proceeds from sales of shares	1,765,070,692	2,185,747,245
Reinvestment of distributions	27,888,637	53,026,928
Cost of shares redeemed	(695,297,081)	(2,599,243,590)
Net increase (decrease) in net assets resulting from share transactions	1,097,662,248	(360,469,417)
Total increase (decrease) in net assets	1,083,818,217	(356,243,718)

Net Assets
Beginning of period	5,869,152,084	6,225,395,802
End of period (including distributions in excess of net investment income of $2,582,683 and distributions in excess of net investment income of $3,087,686, respectively)	$ 6,952,970,301	$ 5,869,152,084
Other Information Shares
Sold	175,002,171	217,103,341
Issued in reinvestment of distributions	2,766,313	5,267,269
Redeemed	(68,951,385)	(258,168,243)
Net increase (decrease)	108,817,099	(35,797,633)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30,	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.09	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.043	.077	.087	.035
Net realized and unrealized gain (loss)	(.021)	.020	.040	.051
Total from investment operations	.022	.097	.127	.086
Distributions from net investment income	(.042)	(.079)	(.089)	(.026)
Distributions from net realized gain	-	(.008)	(.008)	-
Total distributions	(.042)	(.087)	(.097)	(.026)
Net asset value, end of period	$ 10.08	$ 10.10	$ 10.09	$ 10.06
Total Return B, C	.22%	.96%	1.27%	.86%
Ratios to Average Net Assets F
Expenses before reductions	.35% A	.36%	.38%	.48% A
Expenses net of fee waivers, if any	.10% A	.11%	.13%	.23% A
Expenses net of all reductions	.10% A	.11%	.13%	.23% A
Net investment income (loss)	.85% A	.76%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,952,970	$ 5,869,152	$ 6,225,396	$ 2,935,591
Portfolio turnover rate G	18% A	31%	17% H	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,351,802
Gross unrealized depreciation	(16,381,055)
Net unrealized appreciation (depreciation) on securities	$ 7,970,747

Tax cost	$ 6,952,001,578

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No Expiration
Short-term	$ (2,098,200)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,615,930,790 and $550,765,051, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services fortheir allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $8,376,353.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $19,532.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $22.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Conservative Income Bond Fund	11%
Fidelity Short-Term Bond Fund	11%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Pyramis Global Advisors, LLC (Pyramis) and T. Rowe Price Associates, Inc. (T. Rowe Price) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Pyramis and T. Rowe Price (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Short Duration Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile and that the fund had out-performed 58% of its peers for the one-year period, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2017 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.55%.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Short Duration Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the fiscal year ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2017.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

T. Rowe Price Associates, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASD-USAN-0115
1.934460.102

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Actual	.31%	$ 1,000.00	$ 1,068.90	$ 1.61
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Value Advantage Fund Select Class	10.8	10.5
Invesco Diversified Dividend Fund - Class A	4.3	4.3
Fidelity Low-Priced Stock Fund	3.8	3.8
Wells Fargo & Co.	2.2	2.1
JPMorgan Chase & Co.	2.2	1.8
Apple, Inc.	2.1	1.5
Exxon Mobil Corp.	1.9	2.2
T. Rowe Price Mid-Cap Value Fund - Advisor Class	1.8	2.0
Microsoft Corp.	1.6	1.3
Citigroup, Inc.	1.3	0.9
	32.0
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	17.0
Information Technology	12.2	10.4
Health Care	9.4	8.5
Energy	7.8	8.8
Industrials	7.8	6.9
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Common Stocks 74.9%	Common Stocks 67.0%
Large Value Funds 15.6%	Large Value Funds 21.5%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 3.8%
Mid-Cap Value Funds 5.6%	Mid-Cap Value Funds 2.0%
Short-Term Investments and Net Other Assets (Liabilities) 3.9%	Short-Term Investments and Net Other Assets (Liabilities) 5.7%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 74.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.7%
Autoliv, Inc.	160,900	$ 15,922,664
Cooper Tire & Rubber Co.	265,127	8,995,759
Johnson Controls, Inc.	343,500	17,175,000
Lear Corp.	346,652	33,247,393
TRW Automotive Holdings Corp. (a)	190,400	19,687,360
		95,028,176
Automobiles - 0.5%
Ford Motor Co.	3,251,500	51,146,095
General Motors Co.	283,000	9,460,690
Harley-Davidson, Inc.	54,500	3,797,560
		64,404,345
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	272,788	8,516,441
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	309,300	17,422,869
Carnival Corp. unit	212,200	9,370,752
Hyatt Hotels Corp. Class A (a)	16,800	990,024
McDonald's Corp.	246,000	23,815,260
Royal Caribbean Cruises Ltd.	85,500	6,304,770
Six Flags Entertainment Corp.	162,087	6,588,837
Wyndham Worldwide Corp.	30,900	2,575,824
		67,068,336
Household Durables - 0.5%
Garmin Ltd.	52,100	2,985,330
Lennar Corp. Class A	453,000	21,399,720
Newell Rubbermaid, Inc.	144,600	5,250,426
PulteGroup, Inc.	135,600	2,933,028
Whirlpool Corp.	193,500	36,023,895
		68,592,399
Leisure Products - 0.0%
Hasbro, Inc.	65,100	3,853,920
Media - 2.4%
Comcast Corp. Class A	468,783	26,739,382
DIRECTV (a)	671,600	58,906,036
Gannett Co., Inc.	610,200	19,862,010
Liberty Broadband Corp.:
Class A (a)	29,943	1,642,074
Class C (a)	59,887	3,257,853
Liberty Global PLC Class C	493,068	24,613,955
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Class A (a)	119,775	$ 4,404,127
Class C (a)	239,549	8,750,725
Omnicom Group, Inc.	193,840	14,978,017
Scripps Networks Interactive, Inc. Class A	106,430	8,319,633
Starz Series A (a)	476,400	15,716,436
Time Warner Cable, Inc.	217,270	32,434,066
Time Warner, Inc.	1,135,792	96,678,615
Time, Inc.	149,450	3,577,833
		319,880,762
Multiline Retail - 1.1%
Big Lots, Inc.	160,800	8,168,640
Dillard's, Inc. Class A	123,700	14,581,756
Kohl's Corp.	553,500	32,999,670
Macy's, Inc.	891,318	57,855,451
Nordstrom, Inc.	88,300	6,742,588
Target Corp.	290,100	21,467,400
		141,815,505
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	158,700	4,578,495
AutoNation, Inc. (a)	44,400	2,639,136
AutoZone, Inc. (a)	17,300	9,994,383
Bed Bath & Beyond, Inc. (a)	46,400	3,404,368
Best Buy Co., Inc.	434,100	17,107,881
Foot Locker, Inc.	52,200	2,990,538
GameStop Corp. Class A	28,200	1,066,242
Gap, Inc.	405,507	16,058,077
Home Depot, Inc.	365,668	36,347,399
Penske Automotive Group, Inc.	45,300	2,144,955
PetSmart, Inc.	24,900	1,961,124
Staples, Inc.	107,100	1,505,826
		99,798,424
TOTAL CONSUMER DISCRETIONARY		868,958,308
CONSUMER STAPLES - 5.3%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	134,400	5,905,536
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Diageo PLC sponsored ADR	131,000	$ 16,139,200
Dr. Pepper Snapple Group, Inc.	70,400	5,209,600
		27,254,336
Food & Staples Retailing - 2.1%
CVS Health Corp.	575,730	52,598,693
Kroger Co.	885,700	53,000,288
Wal-Mart Stores, Inc.	1,707,700	149,492,058
Walgreen Co.	262,000	17,975,820
		273,066,859
Food Products - 2.0%
Archer Daniels Midland Co.	852,800	44,925,504
Bunge Ltd.	277,600	25,197,752
Campbell Soup Co.	78,700	3,563,536
ConAgra Foods, Inc.	1,156,000	42,217,120
Fresh Del Monte Produce, Inc.	235,200	7,940,352
General Mills, Inc.	570,600	30,099,150
Ingredion, Inc.	279,100	23,229,493
Kellogg Co.	90,200	5,975,750
Kraft Foods Group, Inc.	148,800	8,953,296
Mondelez International, Inc.	419,300	16,436,560
Pilgrims Pride Corp. (a)	92,500	2,987,750
The Hershey Co.	121,000	12,133,880
The J.M. Smucker Co.	17,000	1,743,690
Tyson Foods, Inc. Class A	718,834	30,435,432
Unilever NV (NY Reg.)	401,000	16,296,640
		272,135,905
Household Products - 0.2%
Energizer Holdings, Inc.	24,400	3,172,488
Kimberly-Clark Corp.	192,300	22,420,257
		25,592,745
Personal Products - 0.1%
Coty, Inc. Class A	648,300	13,121,592
Tobacco - 0.7%
Altria Group, Inc.	865,500	43,500,030
Philip Morris International, Inc.	391,400	34,024,402
Reynolds American, Inc.	273,300	18,013,203
		95,537,635
TOTAL CONSUMER STAPLES		706,709,072
Common Stocks - continued
	Shares	Value
ENERGY - 7.8%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	236,000	$ 7,573,240
Baker Hughes, Inc.	156,000	8,892,000
Ensco PLC Class A	385,800	13,040,040
Halliburton Co.	864,500	36,481,900
Helmerich & Payne, Inc.	201,300	14,000,415
National Oilwell Varco, Inc.	214,700	14,393,488
Noble Corp.	962,700	17,318,973
Oceaneering International, Inc.	17,600	1,103,696
Paragon Offshore PLC	239,133	868,053
Parker Drilling Co. (a)	1,082,600	3,843,230
Schlumberger Ltd.	322,400	27,710,280
Superior Energy Services, Inc.	56,200	1,085,222
		146,310,537
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	175,400	11,241,386
Canadian Natural Resources Ltd.	338,811	11,297,651
Chevron Corp.	1,218,400	132,647,208
ConocoPhillips Co.	1,398,800	92,418,716
CONSOL Energy, Inc.	82,200	3,216,486
Devon Energy Corp.	203,800	12,018,086
Energen Corp.	120,448	7,193,155
EOG Resources, Inc.	139,153	12,067,348
EQT Corp.	136,008	12,374,008
Exxon Mobil Corp.	2,748,128	248,815,509
Hess Corp.	443,300	32,329,869
HollyFrontier Corp.	47,300	1,930,786
Marathon Oil Corp.	883,700	25,556,604
Marathon Petroleum Corp.	841,061	75,771,185
Murphy Oil Corp.	219,800	10,642,716
Occidental Petroleum Corp.	538,815	42,981,273
Phillips 66 Co.	1,304,428	95,249,333
Pioneer Natural Resources Co.	68,400	9,796,932
QEP Resources, Inc.	392,860	8,030,058
Rice Energy, Inc.	105,353	2,623,290
Tesoro Corp.	32,100	2,459,502
Valero Energy Corp.	958,400	46,587,824
		897,248,925
TOTAL ENERGY		1,043,559,462
Common Stocks - continued
	Shares	Value
FINANCIALS - 19.6%
Banks - 9.5%
Banco Santander SA (Spain) sponsored ADR	1,752,546	$ 15,597,659
Bank of America Corp.	8,282,900	141,140,616
BB&T Corp.	648,084	24,361,478
CIT Group, Inc.	285,300	13,922,640
Citigroup, Inc.	3,131,724	169,019,144
Comerica, Inc.	92,700	4,320,747
Commerce Bancshares, Inc.	50,195	2,149,350
Fifth Third Bancorp	2,316,857	46,615,163
First Republic Bank	275,000	14,170,750
Huntington Bancshares, Inc.	1,820,100	18,401,211
JPMorgan Chase & Co.	4,831,017	290,633,983
KeyCorp	1,236,100	16,687,350
M&T Bank Corp.	111,000	13,988,220
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,162,000	12,453,120
PNC Financial Services Group, Inc.	726,200	63,520,714
Regions Financial Corp.	3,535,500	35,602,485
SunTrust Banks, Inc.	1,178,200	46,291,478
U.S. Bancorp	834,700	36,893,740
Wells Fargo & Co.	5,486,171	298,886,596
		1,264,656,444
Capital Markets - 2.2%
Ameriprise Financial, Inc.	364,900	48,082,873
Bank of New York Mellon Corp.	577,700	23,125,331
BlackRock, Inc. Class A	84,347	30,287,321
Franklin Resources, Inc.	318,900	18,132,654
Goldman Sachs Group, Inc.	363,800	68,543,558
Invesco Ltd.	222,400	8,976,064
Morgan Stanley	1,568,200	55,169,276
Northern Trust Corp.	103,300	6,996,509
State Street Corp.	412,200	31,628,106
T. Rowe Price Group, Inc.	65,000	5,425,550
		296,367,242
Consumer Finance - 1.7%
American Express Co.	541,800	50,073,156
Capital One Financial Corp.	1,034,343	86,057,338
Discover Financial Services	974,891	63,904,105
Navient Corp.	615,300	12,896,688
Nelnet, Inc. Class A	227,900	10,446,936
		223,378,223
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	386,824	$ 57,516,861
Voya Financial, Inc.	61,900	2,592,372
		60,109,233
Insurance - 5.8%
ACE Ltd.	356,474	40,759,237
AFLAC, Inc.	424,700	25,367,331
Alleghany Corp. (a)	8,500	3,880,590
Allstate Corp.	1,017,252	69,325,724
American Financial Group, Inc.	290,900	17,567,451
American International Group, Inc.	741,400	40,628,720
Assurant, Inc.	342,100	23,122,539
Assured Guaranty Ltd.	65,200	1,666,512
Axis Capital Holdings Ltd.	288,900	14,459,445
Cincinnati Financial Corp.	41,000	2,088,950
Everest Re Group Ltd.	120,400	21,116,956
Genworth Financial, Inc. Class A (a)	504,800	4,588,632
Hanover Insurance Group, Inc.	168,500	12,010,680
Hartford Financial Services Group, Inc.	1,272,300	52,545,990
HCC Insurance Holdings, Inc.	67,900	3,603,453
Lincoln National Corp.	746,293	42,262,573
Markel Corp. (a)	3,500	2,438,730
MetLife, Inc.	1,074,107	59,731,090
Montpelier Re Holdings Ltd.	187,300	6,377,565
PartnerRe Ltd.	176,800	20,598,968
Principal Financial Group, Inc.	147,800	7,873,306
Progressive Corp.	147,600	4,020,624
Prudential Financial, Inc.	766,701	65,154,251
Reinsurance Group of America, Inc.	42,300	3,625,956
RenaissanceRe Holdings Ltd.	57,800	5,659,776
The Chubb Corp.	828,800	85,407,840
The Travelers Companies, Inc.	891,384	93,105,059
Torchmark Corp.	179,800	9,664,250
Unum Group	692,300	22,998,206
Validus Holdings Ltd.	110,274	4,576,371
W.R. Berkley Corp.	45,500	2,376,920
XL Group PLC Class A	65,200	2,315,904
		770,919,599
Real Estate Investment Trusts - 0.0%
American Homes 4 Rent Class A	312,606	5,376,823
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	221,400	$ 3,518,046
People's United Financial, Inc.	77,700	1,148,406
		4,666,452
TOTAL FINANCIALS		2,625,474,016
HEALTH CARE - 9.4%
Biotechnology - 1.4%
Amgen, Inc.	690,500	114,146,555
Gilead Sciences, Inc. (a)	377,300	37,850,736
Myriad Genetics, Inc. (a)	119,130	3,994,429
United Therapeutics Corp. (a)	190,900	25,307,613
		181,299,333
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	886,600	64,721,800
Covidien PLC	115,444	11,659,844
Medtronic, Inc.	1,503,275	111,046,924
St. Jude Medical, Inc.	144,200	9,799,832
Zimmer Holdings, Inc.	505,682	56,783,032
		254,011,432
Health Care Providers & Services - 2.5%
Aetna, Inc.	765,900	66,817,116
Cardinal Health, Inc.	171,000	14,054,490
Cigna Corp.	141,900	14,600,091
Express Scripts Holding Co. (a)	291,899	24,271,402
HCA Holdings, Inc. (a)	158,800	11,066,772
Humana, Inc.	217,600	30,022,272
Laboratory Corp. of America Holdings (a)	21,300	2,228,832
McKesson Corp.	24,406	5,143,809
Omnicare, Inc.	190,446	13,392,163
Quest Diagnostics, Inc.	182,744	11,935,011
UnitedHealth Group, Inc.	802,800	79,180,164
WellPoint, Inc.	505,000	64,594,550
		337,306,672
Pharmaceuticals - 3.6%
AbbVie, Inc.	788,872	54,589,942
Hospira, Inc. (a)	300,000	17,892,000
Johnson & Johnson	1,056,126	114,325,640
Merck & Co., Inc.	1,897,500	114,609,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	4,946,086	$ 154,070,579
Sanofi SA sponsored ADR	98,609	4,761,829
Shire PLC sponsored ADR	27,382	5,848,795
Teva Pharmaceutical Industries Ltd. sponsored ADR	278,015	15,841,295
		481,939,080
TOTAL HEALTH CARE		1,254,556,517
INDUSTRIALS - 7.8%
Aerospace & Defense - 3.2%
Engility Holdings, Inc. (a)	35,083	1,475,240
Exelis, Inc.	679,200	12,184,848
General Dynamics Corp.	381,737	55,489,290
Honeywell International, Inc.	370,013	36,657,188
Huntington Ingalls Industries, Inc.	12,200	1,329,434
L-3 Communications Holdings, Inc.	310,300	38,663,380
Lockheed Martin Corp.	429,830	82,338,235
Northrop Grumman Corp.	441,900	62,276,967
Raytheon Co.	692,352	73,873,958
Rockwell Collins, Inc.	67,600	5,781,828
The Boeing Co.	266,800	35,847,248
United Technologies Corp.	218,400	24,041,472
Vectrus, Inc. (a)	37,733	1,066,335
		431,025,423
Airlines - 0.5%
Alaska Air Group, Inc.	70,000	4,132,100
Delta Air Lines, Inc.	1,001,944	46,760,726
SkyWest, Inc.	168,498	2,106,225
United Continental Holdings, Inc. (a)	97,783	5,987,253
		58,986,304
Commercial Services & Supplies - 0.2%
ADT Corp.	43,600	1,523,384
Deluxe Corp.	191,700	11,204,865
Pitney Bowes, Inc.	44,500	1,095,590
R.R. Donnelley & Sons Co.	640,600	10,787,704
The Brink's Co.	350,600	7,608,020
		32,219,563
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	86,900	$ 2,650,450
Tutor Perini Corp. (a)	185,700	4,688,925
		7,339,375
Electrical Equipment - 0.2%
Emerson Electric Co.	429,234	27,363,668
Industrial Conglomerates - 1.2%
General Electric Co.	6,012,500	159,271,125
Machinery - 1.7%
AGCO Corp.	212,800	8,978,032
Caterpillar, Inc.	460,700	46,346,420
Crane Co.	124,447	7,346,106
Cummins, Inc.	85,800	12,494,196
Deere & Co.	792,800	68,672,336
Dover Corp.	158,865	12,231,016
Illinois Tool Works, Inc.	174,100	16,527,313
Ingersoll-Rand PLC	92,200	5,814,132
Joy Global, Inc.	35,700	1,750,728
Lincoln Electric Holdings, Inc.	29,000	2,089,160
Oshkosh Truck Corp.	270,000	12,258,000
PACCAR, Inc.	88,900	5,958,078
Parker Hannifin Corp.	74,900	9,664,347
Snap-On, Inc.	29,300	3,965,169
Stanley Black & Decker, Inc.	70,000	6,610,800
Timken Co.	121,900	5,216,101
WABCO Holdings, Inc. (a)	14,800	1,518,776
		227,440,710
Professional Services - 0.0%
Dun & Bradstreet Corp.	19,600	2,488,220
Road & Rail - 0.5%
AMERCO	6,500	1,808,300
CSX Corp.	1,453,269	53,029,786
Norfolk Southern Corp.	156,600	17,482,824
		72,320,910
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	$ 11,817,630
TAL International Group, Inc.	236,100	10,433,259
		22,250,889
TOTAL INDUSTRIALS		1,040,706,187
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.8%
Brocade Communications Systems, Inc.	2,818,352	31,875,561
Cisco Systems, Inc.	4,536,288	125,383,000
Harris Corp.	322,700	23,127,909
QUALCOMM, Inc.	733,091	53,442,334
		233,828,804
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	50,300	2,939,532
Avnet, Inc.	108,700	4,759,973
Corning, Inc.	1,819,131	38,238,134
Flextronics International Ltd. (a)	1,302,700	14,446,943
TE Connectivity Ltd.	1,042,249	66,912,386
Tech Data Corp. (a)	166,200	10,359,246
Vishay Intertechnology, Inc.	590,800	8,194,396
		145,850,610
Internet Software & Services - 0.2%
eBay, Inc. (a)	375,000	20,580,000
IT Services - 0.7%
Accenture PLC Class A	226,600	19,562,378
Amdocs Ltd.	363,200	17,704,184
Computer Sciences Corp.	74,200	4,702,796
CSG Systems International, Inc.	185,800	4,667,296
Fidelity National Information Services, Inc.	101,001	6,180,251
Global Payments, Inc.	99,227	8,569,244
The Western Union Co.	132,700	2,465,566
Xerox Corp.	2,433,300	33,968,868
		97,820,583
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	2,979,300	110,978,925
Lam Research Corp.	58,000	4,793,120
NVIDIA Corp.	290,500	6,091,785
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	90,119	$ 7,012,159
ON Semiconductor Corp. (a)	681,083	6,150,179
Texas Instruments, Inc.	311,000	16,924,620
		151,950,788
Software - 2.8%
Activision Blizzard, Inc.	567,635	12,289,298
Adobe Systems, Inc. (a)	247,000	18,198,960
Microsoft Corp.	4,427,388	211,673,420
Oracle Corp.	3,044,831	129,131,283
Symantec Corp.	151,400	3,950,026
		375,242,987
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,400,520	285,493,844
EMC Corp.	3,548,598	107,699,949
Hewlett-Packard Co.	2,305,300	90,045,018
NetApp, Inc.	339,000	14,424,450
SanDisk Corp.	103,400	10,697,764
Seagate Technology LLC	615,821	40,711,926
Western Digital Corp.	566,280	58,479,736
		607,552,687
TOTAL INFORMATION TECHNOLOGY		1,632,826,459
MATERIALS - 2.9%
Chemicals - 1.8%
Ashland, Inc.	38,800	4,425,140
Cabot Corp.	239,100	10,300,428
Celanese Corp. Class A	301,100	18,087,077
CF Industries Holdings, Inc.	129,900	34,832,685
E.I. du Pont de Nemours & Co.	382,300	27,296,220
Eastman Chemical Co.	397,671	32,974,879
Ecolab, Inc.	161,700	17,617,215
Huntsman Corp.	1,235,921	31,540,704
LyondellBasell Industries NV Class A	281,900	22,230,634
Stepan Co.	142,400	5,895,360
The Dow Chemical Co.	621,300	30,238,671
The Mosaic Co.	67,300	3,080,321
Westlake Chemical Corp.	67,100	4,267,560
		242,786,894
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	121,000	$ 14,524,840
Containers & Packaging - 0.5%
Avery Dennison Corp.	179,870	8,905,364
Ball Corp.	50,300	3,373,621
Bemis Co., Inc.	51,800	2,068,892
Crown Holdings, Inc. (a)	263,818	13,058,991
MeadWestvaco Corp.	59,900	2,683,520
Packaging Corp. of America	35,100	2,607,228
Rock-Tenn Co. Class A	444,200	25,235,002
Sonoco Products Co.	45,700	1,920,314
		59,852,932
Metals & Mining - 0.2%
Allegheny Technologies, Inc.	16,500	555,885
Barrick Gold Corp.	358,389	4,262,431
Freeport-McMoRan, Inc.	391,500	10,511,775
Nucor Corp.	59,100	3,169,533
Steel Dynamics, Inc.	496,400	11,188,856
		29,688,480
Paper & Forest Products - 0.3%
Domtar Corp.	211,100	8,591,770
International Paper Co.	389,983	20,988,885
Schweitzer-Mauduit International, Inc.	199,000	8,511,230
		38,091,885
TOTAL MATERIALS		384,945,031
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,973,600	69,825,968
Verizon Communications, Inc.	1,308,937	66,219,123
		136,045,091
UTILITIES - 2.4%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	932,600	53,671,130
Duke Energy Corp.	253,100	20,475,790
Edison International	116,700	7,417,452
Entergy Corp.	414,600	34,784,940
Exelon Corp.	1,328,600	48,055,462
FirstEnergy Corp.	624,700	23,038,936
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	466,000	$ 17,703,340
Northeast Utilities	135,600	6,866,784
OGE Energy Corp.	49,900	1,780,931
Pinnacle West Capital Corp.	27,700	1,751,471
		215,546,236
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	2,393,951	33,204,100
Multi-Utilities - 0.6%
Alliant Energy Corp.	55,800	3,508,146
Ameren Corp.	121,800	5,250,798
Consolidated Edison, Inc.	73,400	4,635,210
DTE Energy Co.	44,300	3,608,678
Public Service Enterprise Group, Inc.	920,100	38,441,778
SCANA Corp.	257,700	14,696,631
Wisconsin Energy Corp.	74,900	3,700,060
		73,841,301
Water Utilities - 0.0%
American Water Works Co., Inc.	73,800	3,915,090
TOTAL UTILITIES		326,506,727
TOTAL COMMON STOCKS (Cost $7,313,700,722)		10,020,286,870
Equity Funds - 21.2%

Large Value Funds - 15.6%
ASTON/River Road Dividend All Cap Value Fund Class N	4,550,147	65,385,614
Invesco Diversified Dividend Fund - Class A	30,588,504	572,922,671
JPMorgan Value Advantage Fund Select Class	47,340,153	1,450,975,700
TOTAL LARGE VALUE FUNDS		2,089,283,985
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 5.6%
Fidelity Low-Priced Stock Fund (c)	9,983,357	$ 505,557,200
T. Rowe Price Mid-Cap Value Fund - Advisor Class	7,313,294	238,925,302
TOTAL MID-CAP VALUE FUNDS		744,482,502
TOTAL EQUITY FUNDS (Cost $2,141,445,668)		2,833,766,487
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 12/4/14 to 2/26/15 (d) (Cost $9,499,826)	$ 9,500,000	9,499,901
Money Market Funds - 3.6%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $480,977,757)	480,977,757	480,977,757
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,945,623,973)		13,344,531,015
NET OTHER ASSETS (LIABILITIES) - 0.2%		29,877,023
NET ASSETS - 100%		$ 13,374,408,038
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,683 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 376,513,090	$ 22,324,836

The face value of futures purchased as a percentage of net assets is 2.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,499,901.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 481,670,944	$ 22,887,707	$ -	$ 3,068,166	$ 505,557,200
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 868,958,308	$ 868,958,308	$ -	$ -
Consumer Staples	706,709,072	706,709,072	-	-
Energy	1,043,559,462	1,043,559,462	-	-
Financials	2,625,474,016	2,625,474,016	-	-
Health Care	1,254,556,517	1,254,556,517	-	-
Industrials	1,040,706,187	1,040,706,187	-	-
Information Technology	1,632,826,459	1,632,826,459	-	-
Materials	384,945,031	384,945,031	-	-
Telecommunication Services	136,045,091	136,045,091	-	-
Utilities	326,506,727	326,506,727	-	-
Equity Funds	2,833,766,487	2,833,766,487	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$ 9,499,901	$ -	$ 9,499,901	$ -
Money Market Funds	480,977,757	480,977,757	-	-
Total Investments in Securities:	$ 13,344,531,015	$ 13,335,031,114	$ 9,499,901	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 22,324,836	$ 22,324,836	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,324,836	$ -
Total Value of Derivatives	$ 22,324,836	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,543,018,452)	$ 12,838,973,815
Affiliated issuers (cost $402,605,521)	505,557,200
Total Investments (cost $9,945,623,973)		$ 13,344,531,015
Cash		1,459,758
Receivable for investments sold		4,446,116
Receivable for fund shares sold		9,311,604
Dividends receivable		25,758,557
Prepaid expenses		25,833
Other receivables		41,266
Total assets		13,385,574,149

Liabilities
Payable for investments purchased	$ 1,100,313
Payable for fund shares redeemed	3,950,599
Accrued management fee	1,940,046
Transfer agent fee payable	1,260,513
Payable for daily variation margin for derivative instruments	2,688,590
Other affiliated payables	118,185
Other payables and accrued expenses	107,865
Total liabilities		11,166,111

Net Assets		$ 13,374,408,038
Net Assets consist of:
Paid in capital		$ 9,266,447,184
Undistributed net investment income		90,732,481
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		596,002,793
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,421,225,580
Net Assets, for 679,032,080 shares outstanding		$ 13,374,408,038
Net Asset Value, offering price and redemption price per share ($13,374,408,038 ÷ 679,032,080 shares)		$ 19.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 108,140,763
Affiliated issuers		3,068,166
Interest		786
Total income		111,209,715

Expenses
Management fee	$ 27,821,150
Transfer agent fees	7,391,269
Accounting fees and expenses	705,583
Custodian fees and expenses	64,940
Independent trustees' compensation	71,268
Registration fees	153,915
Audit	44,614
Legal	37,690
Miscellaneous	59,867
Total expenses before reductions	36,350,296
Expense reductions	(16,315,016)	20,035,280
Net investment income (loss)		91,174,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	617,471,409
Foreign currency transactions	(2,144)
Futures contracts	(7,543,395)
Realized gain distributions from underlying funds:
Affiliated issuers	19,819,541
Total net realized gain (loss)		629,745,411
Change in net unrealized appreciation (depreciation) on: Investment securities	112,069,875
Assets and liabilities in foreign currencies	(10,518)
Futures contracts	3,200,010
Total change in net unrealized appreciation (depreciation)		115,259,367
Net gain (loss)		745,004,778
Net increase (decrease) in net assets resulting from operations		$ 836,179,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,174,435	$ 160,080,025
Net realized gain (loss)	629,745,411	716,860,661
Change in net unrealized appreciation (depreciation)	115,259,367	1,159,832,407
Net increase (decrease) in net assets resulting from operations	836,179,213	2,036,773,093
Distributions to shareholders from net investment income	(62,867,036)	(146,294,843)
Distributions to shareholders from net realized gain	(428,699,717)	(479,872,637)
Total distributions	(491,566,753)	(626,167,480)
Share transactions Proceeds from sales of shares	1,246,379,939	2,921,359,358
Reinvestment of distributions	490,332,356	624,884,255
Cost of shares redeemed	(1,556,445,627)	(1,634,361,445)
Net increase (decrease) in net assets resulting from share transactions	180,266,668	1,911,882,168
Total increase (decrease) in net assets	524,879,128	3,322,487,781

Net Assets
Beginning of period	12,849,528,910	9,527,041,129
End of period (including undistributed net investment income of $90,732,481 and undistributed net investment income of $62,425,082, respectively)	$ 13,374,408,038	$ 12,849,528,910
Other Information Shares
Sold	65,447,921	163,926,928
Issued in reinvestment of distributions	25,725,727	35,780,475
Redeemed	(83,341,803)	(91,700,223)
Net increase (decrease)	7,831,845	108,007,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.14	$ 16.92	$ 13.54	$ 14.56	$ 12.10	$ 10.45
Income from Investment Operations
Net investment income (loss) D	.13	.26	.29	.24	.20	.16
Net realized and unrealized gain (loss)	1.17	3.02	3.73	(.82)	2.47	1.64
Total from investment operations	1.30	3.28	4.02	(.58)	2.67	1.80
Distributions from net investment income	(.09)	(.25)	(.26)	(.21)	(.16)	(.15)
Distributions from net realized gain	(.64)	(.81)	(.38)	(.22)	(.05)	-
Total distributions	(.74) H	(1.06)	(.64)	(.44) G	(.21)	(.15)
Net asset value, end of period	$ 19.70	$ 19.14	$ 16.92	$ 13.54	$ 14.56	$ 12.10
Total ReturnB, C	6.89%	20.07%	30.65%	(4.04)%	22.29%	17.40%
Ratios to Average Net Assets E
Expenses before reductions	.56%A	.56%	.58%	.60%	.61%	.93%
Expenses net of fee waivers, if any	.31%A	.31%	.33%	.35%	.35%	.75%
Expenses net of all reductions	.31%A	.31%	.33%	.35%	.35%	.75%
Net investment income (loss)	1.40% A	1.45%	1.90%	1.81%	1.48%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,374,408	$ 12,849,529	$ 9,527,041	$ 6,964,262	$ 7,343,388	$ 3,107,669
Portfolio turnover rateF	42% A	42%	48%	32%	49%	39%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. FAmount does not include the portfolio activity of any Underlying Funds. GTotal distributions of $.44 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.223 per share. HTotal distributions of $.74 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.641 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014 is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,511,997,157
Gross unrealized depreciation	(120,951,536)
Net unrealized appreciation (depreciation) on securities	$ 3,391,045,621

Tax cost	$ 9,953,485,394

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(7,543,395) and a change in net unrealized appreciation (depreciation) of $3,200,010 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,638,238,908 and $2,628,571,880, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets. During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. (through July 18, 2014), LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $19,396.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,529 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $16,314,969.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $47.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV),Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and RIM (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2013, the cumulative total returns of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and in the third quartile for the five-year period ended December 31, 2013. The Board also noted that the fund had out-performed 69% and 69% of its peers and under-performed 52% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2013. The Board also noted that the investment performance of the fund was higher than its benchmark for the one-year period shown and lower than its benchmark for the three- and five-year periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2017 and considered that the fund's maximum aggregate annual management fee rate may not exceed 0.70%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration that Strategic Advisers had proposed to waive 0.25% of its management fee through September 30, 2017.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SUF-USAN-0115
1.922641.104

Strategic Advisers®
Value Multi-Manager Fund

Class F

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,065.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,065.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,065.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,063.40	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.9	2.7
JPMorgan Chase & Co.	2.8	2.5
Apple, Inc.	2.5	1.8
Exxon Mobil Corp.	2.0	2.8
Microsoft Corp.	2.0	1.6
Citigroup, Inc.	1.6	1.2
Pfizer, Inc.	1.5	2.0
Oracle Corp.	1.4	1.2
Cisco Systems, Inc.	1.4	1.0
General Electric Co.	1.3	1.1
	19.4
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	22.5
Information Technology	15.6	13.8
Health Care	12.3	11.5
Energy	9.6	11.8
Consumer Discretionary	8.9	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Common Stocks 93.3%	Common Stocks 88.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 11.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 29,688
Johnson Controls, Inc.	520	26,000
Lear Corp.	975	93,512
TRW Automotive Holdings Corp. (a)	400	41,360
		190,560
Automobiles - 0.5%
Ford Motor Co.	4,140	65,122
General Motors Co.	800	26,744
Harley-Davidson, Inc.	80	5,574
		97,440
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	810	25,288
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	800	45,064
Carnival Corp. unit	320	14,131
Hyatt Hotels Corp. Class A (a)	30	1,768
McDonald's Corp.	370	35,820
Royal Caribbean Cruises Ltd.	130	9,586
Six Flags Entertainment Corp.	467	18,984
Wyndham Worldwide Corp.	50	4,168
		129,521
Household Durables - 0.7%
Garmin Ltd.	80	4,584
Lennar Corp. Class A	1,243	58,719
Newell Rubbermaid, Inc.	220	7,988
PulteGroup, Inc.	200	4,326
Whirlpool Corp.	340	63,298
		138,915
Leisure Products - 0.0%
Hasbro, Inc.	100	5,920
Media - 3.7%
Comcast Corp. Class A	1,339	76,377
DIRECTV (a)	1,210	106,129
Gannett Co., Inc.	1,380	44,919
Liberty Broadband Corp.:
Class A (a)	85	4,661
Class C (a)	171	9,302
Liberty Global PLC Class C	1,413	70,537
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Class A (a)	343	$ 12,612
Class C (a)	686	25,060
Omnicom Group, Inc.	413	31,913
Scripps Networks Interactive, Inc. Class A	308	24,076
Starz Series A (a)	1,300	42,887
Time Warner Cable, Inc.	400	59,712
Time Warner, Inc.	2,167	184,455
Time, Inc.	431	10,318
		702,958
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	37,722
Kohl's Corp.	960	57,235
Macy's, Inc.	1,503	97,560
Nordstrom, Inc.	140	10,690
Target Corp.	500	37,000
		240,207
Specialty Retail - 0.9%
AutoNation, Inc. (a)	70	4,161
AutoZone, Inc. (a)	20	11,554
Bed Bath & Beyond, Inc. (a)	70	5,136
Foot Locker, Inc.	80	4,583
GameStop Corp. Class A	40	1,512
Gap, Inc.	1,047	41,461
Home Depot, Inc.	935	92,939
Penske Automotive Group, Inc.	70	3,315
PetSmart, Inc.	40	3,150
Staples, Inc.	160	2,250
		170,061
TOTAL CONSUMER DISCRETIONARY		1,700,870
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	8,788
Diageo PLC sponsored ADR	364	44,845
Dr. Pepper Snapple Group, Inc.	110	8,140
		61,773
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,330	$ 121,509
Kroger Co.	1,700	101,728
Wal-Mart Stores, Inc.	2,160	189,086
Walgreen Co.	790	54,202
		466,525
Food Products - 2.6%
Archer Daniels Midland Co.	1,600	84,288
Bunge Ltd.	600	54,462
Campbell Soup Co.	120	5,434
General Mills, Inc.	1,137	59,977
Ingredion, Inc.	630	52,435
Kellogg Co.	140	9,275
Kraft Foods Group, Inc.	230	13,839
Mondelez International, Inc.	1,090	42,728
Pilgrims Pride Corp. (a)	140	4,522
The Hershey Co.	270	27,076
The J.M. Smucker Co.	30	3,077
Tyson Foods, Inc. Class A	2,014	85,273
Unilever NV (NY Reg.)	1,130	45,923
		488,309
Household Products - 0.2%
Energizer Holdings, Inc.	40	5,201
Kimberly-Clark Corp.	290	33,811
		39,012
Personal Products - 0.2%
Coty, Inc. Class A	1,770	35,825
Tobacco - 0.8%
Altria Group, Inc.	1,300	65,338
Philip Morris International, Inc.	600	52,158
Reynolds American, Inc.	410	27,023
		144,519
TOTAL CONSUMER STAPLES		1,235,963
ENERGY - 9.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	230	13,110
Ensco PLC Class A	700	23,660
Halliburton Co.	1,896	80,011
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	400	$ 27,820
National Oilwell Varco, Inc.	330	22,123
Noble Corp.	700	12,593
Oceaneering International, Inc.	30	1,881
Paragon Offshore PLC	233	846
Parker Drilling Co. (a)	2,100	7,455
Schlumberger Ltd.	490	42,116
Superior Energy Services, Inc.	80	1,545
		233,160
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	500	32,045
Canadian Natural Resources Ltd.	991	33,045
Chevron Corp.	2,120	230,804
ConocoPhillips Co.	2,440	161,211
CONSOL Energy, Inc.	120	4,696
Devon Energy Corp.	310	18,281
Energen Corp.	349	20,842
EOG Resources, Inc.	399	34,601
EQT Corp.	392	35,664
Exxon Mobil Corp.	4,247	384,523
Hess Corp.	660	48,134
HollyFrontier Corp.	80	3,266
Marathon Oil Corp.	1,580	45,694
Marathon Petroleum Corp.	1,153	103,874
Murphy Oil Corp.	500	24,210
Occidental Petroleum Corp.	1,003	80,009
Phillips 66 Co.	2,588	188,976
Pioneer Natural Resources Co.	202	28,932
QEP Resources, Inc.	1,150	23,506
Rice Energy, Inc.	304	7,570
Tesoro Corp.	50	3,831
Valero Energy Corp.	1,970	95,762
		1,609,476
TOTAL ENERGY		1,842,636
FINANCIALS - 24.3%
Banks - 11.7%
Banco Santander SA (Spain) sponsored ADR	5,086	45,265
Bank of America Corp.	14,665	249,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BB&T Corp.	1,530	$ 57,513
Citigroup, Inc.	5,800	313,026
Comerica, Inc.	140	6,525
Commerce Bancshares, Inc.	75	3,212
Fifth Third Bancorp	5,293	106,495
First Republic Bank	751	38,699
Huntington Bancshares, Inc.	3,330	33,666
JPMorgan Chase & Co.	8,947	538,252
KeyCorp	2,600	35,100
M&T Bank Corp.	320	40,326
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,324
PNC Financial Services Group, Inc.	1,210	105,839
Regions Financial Corp.	1,060	10,674
SunTrust Banks, Inc.	410	16,109
U.S. Bancorp	1,250	55,250
Wells Fargo & Co.	10,295	560,872
		2,246,039
Capital Markets - 2.5%
Ameriprise Financial, Inc.	840	110,687
Bank of New York Mellon Corp.	870	34,826
BlackRock, Inc. Class A	130	46,680
Franklin Resources, Inc.	480	27,293
Goldman Sachs Group, Inc.	500	94,205
Invesco Ltd.	340	13,722
Morgan Stanley	1,990	70,008
Northern Trust Corp.	160	10,837
State Street Corp.	860	65,988
T. Rowe Price Group, Inc.	100	8,347
		482,593
Consumer Finance - 2.3%
American Express Co.	820	75,784
Capital One Financial Corp.	2,317	192,774
Discover Financial Services	2,202	144,341
Navient Corp.	1,400	29,344
		442,243
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,107	164,600
Voya Financial, Inc.	90	3,769
		168,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.8%
ACE Ltd.	792	$ 90,557
AFLAC, Inc.	700	41,811
Alleghany Corp. (a)	20	9,131
Allstate Corp.	2,433	165,809
American Financial Group, Inc.	660	39,857
American International Group, Inc.	1,120	61,376
Assurant, Inc.	460	31,091
Assured Guaranty Ltd.	100	2,556
Axis Capital Holdings Ltd.	640	32,032
Cincinnati Financial Corp.	60	3,057
Everest Re Group Ltd.	240	42,094
Hartford Financial Services Group, Inc.	960	39,648
HCC Insurance Holdings, Inc.	110	5,838
Lincoln National Corp.	1,300	73,619
Markel Corp. (a)	10	6,968
MetLife, Inc.	1,684	93,647
PartnerRe Ltd.	340	39,613
Principal Financial Group, Inc.	230	12,252
Progressive Corp.	220	5,993
Prudential Financial, Inc.	1,470	124,921
Reinsurance Group of America, Inc.	60	5,143
RenaissanceRe Holdings Ltd.	80	7,834
The Chubb Corp.	870	89,654
The Travelers Companies, Inc.	1,821	190,203
Torchmark Corp.	280	15,050
Unum Group	1,190	39,532
Validus Holdings Ltd.	318	13,197
W.R. Berkley Corp.	70	3,657
XL Group PLC Class A	100	3,552
		1,289,692
Real Estate Investment Trusts - 0.1%
American Homes 4 Rent Class A	909	15,635
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	340	5,403
People's United Financial, Inc.	120	1,774
		7,177
TOTAL FINANCIALS		4,651,748
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.3%
Biotechnology - 1.3%
Amgen, Inc.	1,070	$ 176,882
Gilead Sciences, Inc. (a)	370	37,118
United Therapeutics Corp. (a)	300	39,771
		253,771
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,310	95,630
Covidien PLC	333	33,633
Medtronic, Inc.	2,706	199,892
St. Jude Medical, Inc.	220	14,951
Zimmer Holdings, Inc.	1,019	114,424
		458,530
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,130	98,581
Cardinal Health, Inc.	260	21,369
Cigna Corp.	720	74,081
Express Scripts Holding Co. (a)	836	69,513
HCA Holdings, Inc. (a)	240	16,726
Humana, Inc.	320	44,150
Laboratory Corp. of America Holdings (a)	30	3,139
McKesson Corp.	71	14,964
Omnicare, Inc.	545	38,324
Quest Diagnostics, Inc.	480	31,349
UnitedHealth Group, Inc.	1,270	125,260
WellPoint, Inc.	1,130	144,538
		681,994
Pharmaceuticals - 5.0%
AbbVie, Inc.	2,005	138,746
Hospira, Inc. (a)	800	47,712
Johnson & Johnson	2,071	224,186
Merck & Co., Inc.	3,020	182,408
Pfizer, Inc.	8,999	280,319
Sanofi SA sponsored ADR	277	13,376
Shire PLC sponsored ADR	80	17,088
Teva Pharmaceutical Industries Ltd. sponsored ADR	803	45,755
		949,590
TOTAL HEALTH CARE		2,343,885
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.7%
Engility Holdings, Inc. (a)	66	$ 2,775
General Dynamics Corp.	865	125,736
Honeywell International, Inc.	636	63,009
Huntington Ingalls Industries, Inc.	20	2,179
L-3 Communications Holdings, Inc.	460	57,316
Lockheed Martin Corp.	861	164,933
Northrop Grumman Corp.	620	87,377
Raytheon Co.	1,193	127,293
Rockwell Collins, Inc.	110	9,408
The Boeing Co.	180	24,185
United Technologies Corp.	350	38,528
		702,739
Airlines - 0.5%
Alaska Air Group, Inc.	110	6,493
Delta Air Lines, Inc.	1,483	69,212
United Continental Holdings, Inc. (a)	282	17,267
		92,972
Commercial Services & Supplies - 0.4%
ADT Corp.	70	2,446
Deluxe Corp.	700	40,915
Pitney Bowes, Inc.	70	1,723
R.R. Donnelley & Sons Co.	1,500	25,260
		70,344
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	140	4,270
Electrical Equipment - 0.3%
Emerson Electric Co.	788	50,235
Industrial Conglomerates - 1.3%
General Electric Co.	9,623	254,913
Machinery - 2.2%
AGCO Corp.	500	21,095
Caterpillar, Inc.	730	73,438
Crane Co.	358	21,133
Cummins, Inc.	130	18,931
Deere & Co.	1,344	116,417
Dover Corp.	354	27,254
Illinois Tool Works, Inc.	455	43,193
Ingersoll-Rand PLC	140	8,828
Joy Global, Inc.	60	2,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	40	$ 2,882
Oshkosh Truck Corp.	700	31,780
PACCAR, Inc.	140	9,383
Parker Hannifin Corp.	120	15,484
Snap-On, Inc.	40	5,413
Stanley Black & Decker, Inc.	120	11,333
Timken Co.	200	8,558
WABCO Holdings, Inc. (a)	20	2,052
		420,116
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,539
Road & Rail - 0.3%
AMERCO	10	2,782
CSX Corp.	760	27,732
Norfolk Southern Corp.	240	26,794
		57,308
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	28,980
TOTAL INDUSTRIALS		1,684,416
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,519	39,800
Cisco Systems, Inc.	9,527	263,326
Harris Corp.	580	41,569
QUALCOMM, Inc.	1,320	96,228
		440,923
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	80	4,675
Avnet, Inc.	160	7,006
Corning, Inc.	3,000	63,060
TE Connectivity Ltd.	2,192	140,726
Tech Data Corp. (a)	600	37,398
Vishay Intertechnology, Inc.	1,300	18,031
		270,896
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	49,612
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Accenture PLC Class A	340	$ 29,352
Amdocs Ltd.	800	38,996
Computer Sciences Corp.	120	7,606
Fidelity National Information Services, Inc.	291	17,806
Global Payments, Inc.	285	24,613
The Western Union Co.	200	3,716
Xerox Corp.	4,740	66,170
		188,259
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	4,640	172,840
Lam Research Corp.	80	6,611
NVIDIA Corp.	440	9,227
NXP Semiconductors NV (a)	265	20,620
ON Semiconductor Corp. (a)	1,994	18,006
Texas Instruments, Inc.	874	47,563
		274,867
Software - 3.9%
Activision Blizzard, Inc.	1,645	35,614
Adobe Systems, Inc. (a)	700	51,576
Microsoft Corp.	8,036	384,201
Oracle Corp.	6,279	266,292
Symantec Corp.	230	6,001
		743,684
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	4,066	483,569
EMC Corp.	5,059	153,541
Hewlett-Packard Co.	3,360	131,242
SanDisk Corp.	160	16,554
Seagate Technology LLC	1,222	80,786
Western Digital Corp.	1,494	154,285
		1,019,977
TOTAL INFORMATION TECHNOLOGY		2,988,218
MATERIALS - 3.3%
Chemicals - 1.9%
Ashland, Inc.	60	6,843
Celanese Corp. Class A	120	7,208
CF Industries Holdings, Inc.	170	45,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	570	$ 40,698
Eastman Chemical Co.	480	39,802
Ecolab, Inc.	396	43,144
Huntsman Corp.	3,055	77,964
LyondellBasell Industries NV Class A	430	33,910
The Dow Chemical Co.	1,375	66,921
The Mosaic Co.	100	4,577
Westlake Chemical Corp.	80	5,088
		371,741
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	38,413
Containers & Packaging - 0.6%
Avery Dennison Corp.	469	23,220
Ball Corp.	80	5,366
Bemis Co., Inc.	80	3,195
Crown Holdings, Inc. (a)	655	32,423
MeadWestvaco Corp.	100	4,480
Packaging Corp. of America	60	4,457
Rock-Tenn Co. Class A	640	36,358
Sonoco Products Co.	70	2,941
		112,440
Metals & Mining - 0.2%
Allegheny Technologies, Inc.	30	1,011
Barrick Gold Corp.	1,033	12,286
Freeport-McMoRan, Inc.	800	21,480
Nucor Corp.	80	4,290
		39,067
Paper & Forest Products - 0.4%
Domtar Corp.	500	20,350
International Paper Co.	972	52,313
		72,663
TOTAL MATERIALS		634,324
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,500	123,830
Verizon Communications, Inc.	2,221	112,360
		236,190
Common Stocks - continued
	Shares	Value
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,260	$ 72,513
Duke Energy Corp.	380	30,742
Edison International	180	11,441
Entergy Corp.	600	50,340
Exelon Corp.	1,360	49,191
FirstEnergy Corp.	1,240	45,731
ITC Holdings Corp.	1,250	47,488
Northeast Utilities	200	10,128
OGE Energy Corp.	80	2,855
Pinnacle West Capital Corp.	40	2,529
		322,958
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	6,045	83,844
Multi-Utilities - 0.6%
Alliant Energy Corp.	80	5,030
Ameren Corp.	190	8,191
Consolidated Edison, Inc.	110	6,947
DTE Energy Co.	70	5,702
Public Service Enterprise Group, Inc.	1,290	53,896
SCANA Corp.	600	34,218
Wisconsin Energy Corp.	110	5,434
		119,418
Water Utilities - 0.0%
American Water Works Co., Inc.	110	5,836
TOTAL UTILITIES		532,056
TOTAL COMMON STOCKS (Cost $12,804,342)		17,850,306
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/22/15 to 2/12/15 (c) (Cost $29,999)	$ 30,000	30,000
Money Market Funds - 6.5%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	10	$ 10
SSgA U.S. Treasury Money Market Fund, 0% (b)	1,236,605	1,236,605
TOTAL MONEY MARKET FUNDS (Cost $1,236,615)		1,236,615
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,070,956)		19,116,921
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,470
NET ASSETS - 100%		$ 19,128,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 920,070	$ 22,310

The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,000.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,700,870	$ 1,700,870	$ -	$ -
Consumer Staples	1,235,963	1,235,963	-	-
Energy	1,842,636	1,842,636	-	-
Financials	4,651,748	4,651,748	-	-
Health Care	2,343,885	2,343,885	-	-
Industrials	1,684,416	1,684,416	-	-
Information Technology	2,988,218	2,988,218	-	-
Materials	634,324	634,324	-	-
Telecommunication Services	236,190	236,190	-	-
Utilities	532,056	532,056	-	-
U.S. Treasury Obligations	30,000	-	30,000	-
Money Market Funds	1,236,615	1,236,615	-	-
Total Investments in Securities:	$ 19,116,921	$ 19,086,921	$ 30,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 22,310	$ 22,310	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,310	$ -
Total Value of Derivatives	$ 22,310	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,070,956)		$ 19,116,921
Cash		1,706
Receivable for investments sold		8,539
Receivable for fund shares sold		3,672
Dividends receivable		43,261
Prepaid expenses		43
Receivable from investment adviser for expense reductions		4,524
Other receivables		66
Total assets		19,178,732

Liabilities
Payable for investments purchased	$ 3,197
Payable for fund shares redeemed	3,934
Accrued management fee	8,109
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	6,570
Other affiliated payables	2,173
Audit fees payable	21,018
Other payables and accrued expenses	5,316
Total liabilities		50,341

Net Assets		$ 19,128,391
Net Assets consist of:
Paid in capital		$ 13,210,559
Undistributed net investment income		91,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		758,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,068,272
Net Assets		$ 19,128,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,656,497 ÷ 1,105,596 shares)	$ 15.07

Class F: Net Asset Value, offering price and redemption price per share ($2,236,432 ÷ 148,099 shares)	$ 15.10

Class L: Net Asset Value, offering price and redemption price per share ($117,883 ÷ 7,825 shares)	$ 15.06

Class N: Net Asset Value, offering price and redemption price per share ($117,579 ÷ 7,816 shares)	$ 15.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		179,397
Interest		3
Total income		179,400

Expenses
Management fee	$ 48,312
Transfer agent fees	9,886
Distribution and service plan fees	141
Accounting fees and expenses	3,555
Custodian fees and expenses	8,147
Independent trustees' compensation	101
Registration fees	34,525
Audit	27,500
Legal	56
Miscellaneous	82
Total expenses before reductions	132,305
Expense reductions	(44,569)	87,736
Net investment income (loss)		91,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	784,967
Foreign currency transactions	(6)
Futures contracts	53,863
Total net realized gain (loss)		838,824
Change in net unrealized appreciation (depreciation) on: Investment securities	316,688
Assets and liabilities in foreign currencies	(13)
Futures contracts	(37,253)
Total change in net unrealized appreciation (depreciation)		279,422
Net gain (loss)		1,118,246
Net increase (decrease) in net assets resulting from operations		$ 1,209,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,664	$ 177,751
Net realized gain (loss)	838,824	1,536,621
Change in net unrealized appreciation (depreciation)	279,422	1,545,579
Net increase (decrease) in net assets resulting from operations	1,209,910	3,259,951
Distributions to shareholders from net investment income	(79,104)	(174,043)
Distributions to shareholders from net realized gain	(932,030)	(979,457)
Total distributions	(1,011,134)	(1,153,500)
Share transactions - net increase (decrease)	(391,508)	1,153,126
Total increase (decrease) in net assets	(192,732)	3,259,577

Net Assets
Beginning of period	19,321,123	16,061,546
End of period (including undistributed net investment income of $91,013 and undistributed net investment income of $78,453, respectively)	$ 19,128,391	$ 19,321,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.14	.17	.08
Net realized and unrealized gain (loss)	.89	2.37	2.92	.59
Total from investment operations	.96	2.51	3.09	.67
Distributions from net investment income	(.06)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.75)	(.77)	(.26)	-
Total distributions	(.82) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 15.07	$ 14.93	$ 13.32	$ 10.65
Total ReturnB, C	6.58%	19.66%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.46% A	1.32%	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97%	.97% A
Net investment income (loss)	1.00% A	.97%	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,656	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	45% A	59%	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.15	.08
Net realized and unrealized gain (loss)	.88	2.38	1.62
Total from investment operations	.96	2.53	1.70
Distributions from net investment income	(.06)	(.14)	(.10)
Distributions from net realized gain	(.75)	(.77)	(.18)
Total distributions	(.82) I	(.90) H	(.28)
Net asset value, end of period	$ 15.10	$ 14.96	$ 13.33
Total ReturnB, C	6.57%	19.81%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.26%	.98% A
Expenses net of fee waivers, if any	.87% A	.87%	.87% A
Expenses net of all reductions	.87% A	.87%	.87% A
Net investment income (loss)	1.10% A	1.07%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,236	$ 1,535	$ 287
Portfolio turnover rateG	45% A	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.07	.08
Net realized and unrealized gain (loss)	.88	1.38
Total from investment operations	.95	1.46
Distributions from net investment income	(.06)	(.08)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.82) H	(.56)
Net asset value, end of period	$ 15.06	$ 14.93
Total ReturnB, C	6.51%	10.65%
Ratios to Average Net Assets F
Expenses before reductions	1.44% A	1.37% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	.99% A	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.87	1.38
Total from investment operations	.92	1.44
Distributions from net investment income	(.05)	(.07)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.80)	(.55)
Net asset value, end of period	$ 15.04	$ 14.92
Total ReturnB, C	6.34%	10.54%
Ratios to Average Net Assets F
Expenses before reductions	1.69% A	1.63% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	.75% A	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,212,027
Gross unrealized depreciation	(173,365)
Net unrealized appreciation (depreciation) on securities	$ 5,038,662

Tax cost	$ 14,078,259

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,863 and a change in net unrealized appreciation (depreciation) of $(37,253) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,812,846 and $4,187,455, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. (through July 18, 2014), LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Value Multi-Manager	$ 9,770.12
Class L	58.10
Class N	58.10
	$ 9,886

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 39,476
Class F	.87%	4,556
Class L	.97%	268
Class N	1.22%	269

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Value Multi-Manager	$ 71,388	$ 165,869
Class F	6,879	7,140
Class L	474	535
Class N	363	499
Total	$ 79,104	$ 174,043
From net realized gain
Value Multi-Manager	$ 839,929	$ 929,562
Class F	80,941	43,039
Class L	5,581	3,428
Class N	5,579	3,428
Total	$ 932,030	$ 979,457

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Value Multi-Manager
Shares sold	93,497	143,452	$ 1,362,494	$ 2,006,824
Reinvestment of distributions	62,376	80,671	911,316	1,095,431
Shares redeemed	(226,589)	(231,760)	(3,338,134)	(3,292,988)
Net increase (decrease)	(70,716)	(7,637)	$ (1,064,324)	$ (190,733)
Class F
Shares sold	45,740	87,401	$ 665,424	$ 1,226,690
Reinvestment of distributions	5,999	3,634	87,821	50,179
Shares redeemed	(6,254)	(9,974)	(92,426)	(140,900)
Net increase (decrease)	45,485	81,061	$ 660,819	$ 1,135,969
Class L
Shares sold	-	7,127	$ -	$ 100,000
Reinvestment of distributions	414	284	6,055	3,963
Net increase (decrease)	414	7,411	$ 6,055	$ 103,963
Class N
Shares sold	-	7,128	$ -	$ 100,000
Reinvestment of distributions	407	281	5,942	3,927
Net increase (decrease)	407	7,409	$ 5,942	$ 103,927

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 76% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and RIM (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile and that Class F had out-performed 63% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was equal to its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-F-SANN-0115
1.951457.101

Strategic Advisers®
Value Multi-Manager Fund
Class L and Class N

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,065.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,065.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,065.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,063.40	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.9	2.7
JPMorgan Chase & Co.	2.8	2.5
Apple, Inc.	2.5	1.8
Exxon Mobil Corp.	2.0	2.8
Microsoft Corp.	2.0	1.6
Citigroup, Inc.	1.6	1.2
Pfizer, Inc.	1.5	2.0
Oracle Corp.	1.4	1.2
Cisco Systems, Inc.	1.4	1.0
General Electric Co.	1.3	1.1
	19.4
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	22.5
Information Technology	15.6	13.8
Health Care	12.3	11.5
Energy	9.6	11.8
Consumer Discretionary	8.9	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Common Stocks 93.3%	Common Stocks 88.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 11.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 29,688
Johnson Controls, Inc.	520	26,000
Lear Corp.	975	93,512
TRW Automotive Holdings Corp. (a)	400	41,360
		190,560
Automobiles - 0.5%
Ford Motor Co.	4,140	65,122
General Motors Co.	800	26,744
Harley-Davidson, Inc.	80	5,574
		97,440
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	810	25,288
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	800	45,064
Carnival Corp. unit	320	14,131
Hyatt Hotels Corp. Class A (a)	30	1,768
McDonald's Corp.	370	35,820
Royal Caribbean Cruises Ltd.	130	9,586
Six Flags Entertainment Corp.	467	18,984
Wyndham Worldwide Corp.	50	4,168
		129,521
Household Durables - 0.7%
Garmin Ltd.	80	4,584
Lennar Corp. Class A	1,243	58,719
Newell Rubbermaid, Inc.	220	7,988
PulteGroup, Inc.	200	4,326
Whirlpool Corp.	340	63,298
		138,915
Leisure Products - 0.0%
Hasbro, Inc.	100	5,920
Media - 3.7%
Comcast Corp. Class A	1,339	76,377
DIRECTV (a)	1,210	106,129
Gannett Co., Inc.	1,380	44,919
Liberty Broadband Corp.:
Class A (a)	85	4,661
Class C (a)	171	9,302
Liberty Global PLC Class C	1,413	70,537
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Class A (a)	343	$ 12,612
Class C (a)	686	25,060
Omnicom Group, Inc.	413	31,913
Scripps Networks Interactive, Inc. Class A	308	24,076
Starz Series A (a)	1,300	42,887
Time Warner Cable, Inc.	400	59,712
Time Warner, Inc.	2,167	184,455
Time, Inc.	431	10,318
		702,958
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	37,722
Kohl's Corp.	960	57,235
Macy's, Inc.	1,503	97,560
Nordstrom, Inc.	140	10,690
Target Corp.	500	37,000
		240,207
Specialty Retail - 0.9%
AutoNation, Inc. (a)	70	4,161
AutoZone, Inc. (a)	20	11,554
Bed Bath & Beyond, Inc. (a)	70	5,136
Foot Locker, Inc.	80	4,583
GameStop Corp. Class A	40	1,512
Gap, Inc.	1,047	41,461
Home Depot, Inc.	935	92,939
Penske Automotive Group, Inc.	70	3,315
PetSmart, Inc.	40	3,150
Staples, Inc.	160	2,250
		170,061
TOTAL CONSUMER DISCRETIONARY		1,700,870
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	8,788
Diageo PLC sponsored ADR	364	44,845
Dr. Pepper Snapple Group, Inc.	110	8,140
		61,773
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,330	$ 121,509
Kroger Co.	1,700	101,728
Wal-Mart Stores, Inc.	2,160	189,086
Walgreen Co.	790	54,202
		466,525
Food Products - 2.6%
Archer Daniels Midland Co.	1,600	84,288
Bunge Ltd.	600	54,462
Campbell Soup Co.	120	5,434
General Mills, Inc.	1,137	59,977
Ingredion, Inc.	630	52,435
Kellogg Co.	140	9,275
Kraft Foods Group, Inc.	230	13,839
Mondelez International, Inc.	1,090	42,728
Pilgrims Pride Corp. (a)	140	4,522
The Hershey Co.	270	27,076
The J.M. Smucker Co.	30	3,077
Tyson Foods, Inc. Class A	2,014	85,273
Unilever NV (NY Reg.)	1,130	45,923
		488,309
Household Products - 0.2%
Energizer Holdings, Inc.	40	5,201
Kimberly-Clark Corp.	290	33,811
		39,012
Personal Products - 0.2%
Coty, Inc. Class A	1,770	35,825
Tobacco - 0.8%
Altria Group, Inc.	1,300	65,338
Philip Morris International, Inc.	600	52,158
Reynolds American, Inc.	410	27,023
		144,519
TOTAL CONSUMER STAPLES		1,235,963
ENERGY - 9.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	230	13,110
Ensco PLC Class A	700	23,660
Halliburton Co.	1,896	80,011
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	400	$ 27,820
National Oilwell Varco, Inc.	330	22,123
Noble Corp.	700	12,593
Oceaneering International, Inc.	30	1,881
Paragon Offshore PLC	233	846
Parker Drilling Co. (a)	2,100	7,455
Schlumberger Ltd.	490	42,116
Superior Energy Services, Inc.	80	1,545
		233,160
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	500	32,045
Canadian Natural Resources Ltd.	991	33,045
Chevron Corp.	2,120	230,804
ConocoPhillips Co.	2,440	161,211
CONSOL Energy, Inc.	120	4,696
Devon Energy Corp.	310	18,281
Energen Corp.	349	20,842
EOG Resources, Inc.	399	34,601
EQT Corp.	392	35,664
Exxon Mobil Corp.	4,247	384,523
Hess Corp.	660	48,134
HollyFrontier Corp.	80	3,266
Marathon Oil Corp.	1,580	45,694
Marathon Petroleum Corp.	1,153	103,874
Murphy Oil Corp.	500	24,210
Occidental Petroleum Corp.	1,003	80,009
Phillips 66 Co.	2,588	188,976
Pioneer Natural Resources Co.	202	28,932
QEP Resources, Inc.	1,150	23,506
Rice Energy, Inc.	304	7,570
Tesoro Corp.	50	3,831
Valero Energy Corp.	1,970	95,762
		1,609,476
TOTAL ENERGY		1,842,636
FINANCIALS - 24.3%
Banks - 11.7%
Banco Santander SA (Spain) sponsored ADR	5,086	45,265
Bank of America Corp.	14,665	249,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BB&T Corp.	1,530	$ 57,513
Citigroup, Inc.	5,800	313,026
Comerica, Inc.	140	6,525
Commerce Bancshares, Inc.	75	3,212
Fifth Third Bancorp	5,293	106,495
First Republic Bank	751	38,699
Huntington Bancshares, Inc.	3,330	33,666
JPMorgan Chase & Co.	8,947	538,252
KeyCorp	2,600	35,100
M&T Bank Corp.	320	40,326
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,324
PNC Financial Services Group, Inc.	1,210	105,839
Regions Financial Corp.	1,060	10,674
SunTrust Banks, Inc.	410	16,109
U.S. Bancorp	1,250	55,250
Wells Fargo & Co.	10,295	560,872
		2,246,039
Capital Markets - 2.5%
Ameriprise Financial, Inc.	840	110,687
Bank of New York Mellon Corp.	870	34,826
BlackRock, Inc. Class A	130	46,680
Franklin Resources, Inc.	480	27,293
Goldman Sachs Group, Inc.	500	94,205
Invesco Ltd.	340	13,722
Morgan Stanley	1,990	70,008
Northern Trust Corp.	160	10,837
State Street Corp.	860	65,988
T. Rowe Price Group, Inc.	100	8,347
		482,593
Consumer Finance - 2.3%
American Express Co.	820	75,784
Capital One Financial Corp.	2,317	192,774
Discover Financial Services	2,202	144,341
Navient Corp.	1,400	29,344
		442,243
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,107	164,600
Voya Financial, Inc.	90	3,769
		168,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.8%
ACE Ltd.	792	$ 90,557
AFLAC, Inc.	700	41,811
Alleghany Corp. (a)	20	9,131
Allstate Corp.	2,433	165,809
American Financial Group, Inc.	660	39,857
American International Group, Inc.	1,120	61,376
Assurant, Inc.	460	31,091
Assured Guaranty Ltd.	100	2,556
Axis Capital Holdings Ltd.	640	32,032
Cincinnati Financial Corp.	60	3,057
Everest Re Group Ltd.	240	42,094
Hartford Financial Services Group, Inc.	960	39,648
HCC Insurance Holdings, Inc.	110	5,838
Lincoln National Corp.	1,300	73,619
Markel Corp. (a)	10	6,968
MetLife, Inc.	1,684	93,647
PartnerRe Ltd.	340	39,613
Principal Financial Group, Inc.	230	12,252
Progressive Corp.	220	5,993
Prudential Financial, Inc.	1,470	124,921
Reinsurance Group of America, Inc.	60	5,143
RenaissanceRe Holdings Ltd.	80	7,834
The Chubb Corp.	870	89,654
The Travelers Companies, Inc.	1,821	190,203
Torchmark Corp.	280	15,050
Unum Group	1,190	39,532
Validus Holdings Ltd.	318	13,197
W.R. Berkley Corp.	70	3,657
XL Group PLC Class A	100	3,552
		1,289,692
Real Estate Investment Trusts - 0.1%
American Homes 4 Rent Class A	909	15,635
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	340	5,403
People's United Financial, Inc.	120	1,774
		7,177
TOTAL FINANCIALS		4,651,748
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.3%
Biotechnology - 1.3%
Amgen, Inc.	1,070	$ 176,882
Gilead Sciences, Inc. (a)	370	37,118
United Therapeutics Corp. (a)	300	39,771
		253,771
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,310	95,630
Covidien PLC	333	33,633
Medtronic, Inc.	2,706	199,892
St. Jude Medical, Inc.	220	14,951
Zimmer Holdings, Inc.	1,019	114,424
		458,530
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,130	98,581
Cardinal Health, Inc.	260	21,369
Cigna Corp.	720	74,081
Express Scripts Holding Co. (a)	836	69,513
HCA Holdings, Inc. (a)	240	16,726
Humana, Inc.	320	44,150
Laboratory Corp. of America Holdings (a)	30	3,139
McKesson Corp.	71	14,964
Omnicare, Inc.	545	38,324
Quest Diagnostics, Inc.	480	31,349
UnitedHealth Group, Inc.	1,270	125,260
WellPoint, Inc.	1,130	144,538
		681,994
Pharmaceuticals - 5.0%
AbbVie, Inc.	2,005	138,746
Hospira, Inc. (a)	800	47,712
Johnson & Johnson	2,071	224,186
Merck & Co., Inc.	3,020	182,408
Pfizer, Inc.	8,999	280,319
Sanofi SA sponsored ADR	277	13,376
Shire PLC sponsored ADR	80	17,088
Teva Pharmaceutical Industries Ltd. sponsored ADR	803	45,755
		949,590
TOTAL HEALTH CARE		2,343,885
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.7%
Engility Holdings, Inc. (a)	66	$ 2,775
General Dynamics Corp.	865	125,736
Honeywell International, Inc.	636	63,009
Huntington Ingalls Industries, Inc.	20	2,179
L-3 Communications Holdings, Inc.	460	57,316
Lockheed Martin Corp.	861	164,933
Northrop Grumman Corp.	620	87,377
Raytheon Co.	1,193	127,293
Rockwell Collins, Inc.	110	9,408
The Boeing Co.	180	24,185
United Technologies Corp.	350	38,528
		702,739
Airlines - 0.5%
Alaska Air Group, Inc.	110	6,493
Delta Air Lines, Inc.	1,483	69,212
United Continental Holdings, Inc. (a)	282	17,267
		92,972
Commercial Services & Supplies - 0.4%
ADT Corp.	70	2,446
Deluxe Corp.	700	40,915
Pitney Bowes, Inc.	70	1,723
R.R. Donnelley & Sons Co.	1,500	25,260
		70,344
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	140	4,270
Electrical Equipment - 0.3%
Emerson Electric Co.	788	50,235
Industrial Conglomerates - 1.3%
General Electric Co.	9,623	254,913
Machinery - 2.2%
AGCO Corp.	500	21,095
Caterpillar, Inc.	730	73,438
Crane Co.	358	21,133
Cummins, Inc.	130	18,931
Deere & Co.	1,344	116,417
Dover Corp.	354	27,254
Illinois Tool Works, Inc.	455	43,193
Ingersoll-Rand PLC	140	8,828
Joy Global, Inc.	60	2,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	40	$ 2,882
Oshkosh Truck Corp.	700	31,780
PACCAR, Inc.	140	9,383
Parker Hannifin Corp.	120	15,484
Snap-On, Inc.	40	5,413
Stanley Black & Decker, Inc.	120	11,333
Timken Co.	200	8,558
WABCO Holdings, Inc. (a)	20	2,052
		420,116
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,539
Road & Rail - 0.3%
AMERCO	10	2,782
CSX Corp.	760	27,732
Norfolk Southern Corp.	240	26,794
		57,308
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	28,980
TOTAL INDUSTRIALS		1,684,416
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,519	39,800
Cisco Systems, Inc.	9,527	263,326
Harris Corp.	580	41,569
QUALCOMM, Inc.	1,320	96,228
		440,923
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	80	4,675
Avnet, Inc.	160	7,006
Corning, Inc.	3,000	63,060
TE Connectivity Ltd.	2,192	140,726
Tech Data Corp. (a)	600	37,398
Vishay Intertechnology, Inc.	1,300	18,031
		270,896
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	49,612
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Accenture PLC Class A	340	$ 29,352
Amdocs Ltd.	800	38,996
Computer Sciences Corp.	120	7,606
Fidelity National Information Services, Inc.	291	17,806
Global Payments, Inc.	285	24,613
The Western Union Co.	200	3,716
Xerox Corp.	4,740	66,170
		188,259
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	4,640	172,840
Lam Research Corp.	80	6,611
NVIDIA Corp.	440	9,227
NXP Semiconductors NV (a)	265	20,620
ON Semiconductor Corp. (a)	1,994	18,006
Texas Instruments, Inc.	874	47,563
		274,867
Software - 3.9%
Activision Blizzard, Inc.	1,645	35,614
Adobe Systems, Inc. (a)	700	51,576
Microsoft Corp.	8,036	384,201
Oracle Corp.	6,279	266,292
Symantec Corp.	230	6,001
		743,684
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	4,066	483,569
EMC Corp.	5,059	153,541
Hewlett-Packard Co.	3,360	131,242
SanDisk Corp.	160	16,554
Seagate Technology LLC	1,222	80,786
Western Digital Corp.	1,494	154,285
		1,019,977
TOTAL INFORMATION TECHNOLOGY		2,988,218
MATERIALS - 3.3%
Chemicals - 1.9%
Ashland, Inc.	60	6,843
Celanese Corp. Class A	120	7,208
CF Industries Holdings, Inc.	170	45,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	570	$ 40,698
Eastman Chemical Co.	480	39,802
Ecolab, Inc.	396	43,144
Huntsman Corp.	3,055	77,964
LyondellBasell Industries NV Class A	430	33,910
The Dow Chemical Co.	1,375	66,921
The Mosaic Co.	100	4,577
Westlake Chemical Corp.	80	5,088
		371,741
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	38,413
Containers & Packaging - 0.6%
Avery Dennison Corp.	469	23,220
Ball Corp.	80	5,366
Bemis Co., Inc.	80	3,195
Crown Holdings, Inc. (a)	655	32,423
MeadWestvaco Corp.	100	4,480
Packaging Corp. of America	60	4,457
Rock-Tenn Co. Class A	640	36,358
Sonoco Products Co.	70	2,941
		112,440
Metals & Mining - 0.2%
Allegheny Technologies, Inc.	30	1,011
Barrick Gold Corp.	1,033	12,286
Freeport-McMoRan, Inc.	800	21,480
Nucor Corp.	80	4,290
		39,067
Paper & Forest Products - 0.4%
Domtar Corp.	500	20,350
International Paper Co.	972	52,313
		72,663
TOTAL MATERIALS		634,324
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,500	123,830
Verizon Communications, Inc.	2,221	112,360
		236,190
Common Stocks - continued
	Shares	Value
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,260	$ 72,513
Duke Energy Corp.	380	30,742
Edison International	180	11,441
Entergy Corp.	600	50,340
Exelon Corp.	1,360	49,191
FirstEnergy Corp.	1,240	45,731
ITC Holdings Corp.	1,250	47,488
Northeast Utilities	200	10,128
OGE Energy Corp.	80	2,855
Pinnacle West Capital Corp.	40	2,529
		322,958
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	6,045	83,844
Multi-Utilities - 0.6%
Alliant Energy Corp.	80	5,030
Ameren Corp.	190	8,191
Consolidated Edison, Inc.	110	6,947
DTE Energy Co.	70	5,702
Public Service Enterprise Group, Inc.	1,290	53,896
SCANA Corp.	600	34,218
Wisconsin Energy Corp.	110	5,434
		119,418
Water Utilities - 0.0%
American Water Works Co., Inc.	110	5,836
TOTAL UTILITIES		532,056
TOTAL COMMON STOCKS (Cost $12,804,342)		17,850,306
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/22/15 to 2/12/15 (c) (Cost $29,999)	$ 30,000	30,000
Money Market Funds - 6.5%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	10	$ 10
SSgA U.S. Treasury Money Market Fund, 0% (b)	1,236,605	1,236,605
TOTAL MONEY MARKET FUNDS (Cost $1,236,615)		1,236,615
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,070,956)		19,116,921
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,470
NET ASSETS - 100%		$ 19,128,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 920,070	$ 22,310

The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,000.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,700,870	$ 1,700,870	$ -	$ -
Consumer Staples	1,235,963	1,235,963	-	-
Energy	1,842,636	1,842,636	-	-
Financials	4,651,748	4,651,748	-	-
Health Care	2,343,885	2,343,885	-	-
Industrials	1,684,416	1,684,416	-	-
Information Technology	2,988,218	2,988,218	-	-
Materials	634,324	634,324	-	-
Telecommunication Services	236,190	236,190	-	-
Utilities	532,056	532,056	-	-
U.S. Treasury Obligations	30,000	-	30,000	-
Money Market Funds	1,236,615	1,236,615	-	-
Total Investments in Securities:	$ 19,116,921	$ 19,086,921	$ 30,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 22,310	$ 22,310	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,310	$ -
Total Value of Derivatives	$ 22,310	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,070,956)		$ 19,116,921
Cash		1,706
Receivable for investments sold		8,539
Receivable for fund shares sold		3,672
Dividends receivable		43,261
Prepaid expenses		43
Receivable from investment adviser for expense reductions		4,524
Other receivables		66
Total assets		19,178,732

Liabilities
Payable for investments purchased	$ 3,197
Payable for fund shares redeemed	3,934
Accrued management fee	8,109
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	6,570
Other affiliated payables	2,173
Audit fees payable	21,018
Other payables and accrued expenses	5,316
Total liabilities		50,341

Net Assets		$ 19,128,391
Net Assets consist of:
Paid in capital		$ 13,210,559
Undistributed net investment income		91,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		758,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,068,272
Net Assets		$ 19,128,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,656,497 ÷ 1,105,596 shares)	$ 15.07

Class F: Net Asset Value, offering price and redemption price per share ($2,236,432 ÷ 148,099 shares)	$ 15.10

Class L: Net Asset Value, offering price and redemption price per share ($117,883 ÷ 7,825 shares)	$ 15.06

Class N: Net Asset Value, offering price and redemption price per share ($117,579 ÷ 7,816 shares)	$ 15.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		179,397
Interest		3
Total income		179,400

Expenses
Management fee	$ 48,312
Transfer agent fees	9,886
Distribution and service plan fees	141
Accounting fees and expenses	3,555
Custodian fees and expenses	8,147
Independent trustees' compensation	101
Registration fees	34,525
Audit	27,500
Legal	56
Miscellaneous	82
Total expenses before reductions	132,305
Expense reductions	(44,569)	87,736
Net investment income (loss)		91,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	784,967
Foreign currency transactions	(6)
Futures contracts	53,863
Total net realized gain (loss)		838,824
Change in net unrealized appreciation (depreciation) on: Investment securities	316,688
Assets and liabilities in foreign currencies	(13)
Futures contracts	(37,253)
Total change in net unrealized appreciation (depreciation)		279,422
Net gain (loss)		1,118,246
Net increase (decrease) in net assets resulting from operations		$ 1,209,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,664	$ 177,751
Net realized gain (loss)	838,824	1,536,621
Change in net unrealized appreciation (depreciation)	279,422	1,545,579
Net increase (decrease) in net assets resulting from operations	1,209,910	3,259,951
Distributions to shareholders from net investment income	(79,104)	(174,043)
Distributions to shareholders from net realized gain	(932,030)	(979,457)
Total distributions	(1,011,134)	(1,153,500)
Share transactions - net increase (decrease)	(391,508)	1,153,126
Total increase (decrease) in net assets	(192,732)	3,259,577

Net Assets
Beginning of period	19,321,123	16,061,546
End of period (including undistributed net investment income of $91,013 and undistributed net investment income of $78,453, respectively)	$ 19,128,391	$ 19,321,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.14	.17	.08
Net realized and unrealized gain (loss)	.89	2.37	2.92	.59
Total from investment operations	.96	2.51	3.09	.67
Distributions from net investment income	(.06)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.75)	(.77)	(.26)	-
Total distributions	(.82) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 15.07	$ 14.93	$ 13.32	$ 10.65
Total ReturnB, C	6.58%	19.66%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.46% A	1.32%	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97%	.97% A
Net investment income (loss)	1.00% A	.97%	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,656	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	45% A	59%	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.15	.08
Net realized and unrealized gain (loss)	.88	2.38	1.62
Total from investment operations	.96	2.53	1.70
Distributions from net investment income	(.06)	(.14)	(.10)
Distributions from net realized gain	(.75)	(.77)	(.18)
Total distributions	(.82) I	(.90) H	(.28)
Net asset value, end of period	$ 15.10	$ 14.96	$ 13.33
Total ReturnB, C	6.57%	19.81%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.26%	.98% A
Expenses net of fee waivers, if any	.87% A	.87%	.87% A
Expenses net of all reductions	.87% A	.87%	.87% A
Net investment income (loss)	1.10% A	1.07%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,236	$ 1,535	$ 287
Portfolio turnover rateG	45% A	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.07	.08
Net realized and unrealized gain (loss)	.88	1.38
Total from investment operations	.95	1.46
Distributions from net investment income	(.06)	(.08)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.82) H	(.56)
Net asset value, end of period	$ 15.06	$ 14.93
Total ReturnB, C	6.51%	10.65%
Ratios to Average Net Assets F
Expenses before reductions	1.44% A	1.37% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	.99% A	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.87	1.38
Total from investment operations	.92	1.44
Distributions from net investment income	(.05)	(.07)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.80)	(.55)
Net asset value, end of period	$ 15.04	$ 14.92
Total ReturnB, C	6.34%	10.54%
Ratios to Average Net Assets F
Expenses before reductions	1.69% A	1.63% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	.75% A	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,212,027
Gross unrealized depreciation	(173,365)
Net unrealized appreciation (depreciation) on securities	$ 5,038,662

Tax cost	$ 14,078,259

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,863 and a change in net unrealized appreciation (depreciation) of $(37,253) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,812,846 and $4,187,455, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. (through July 18, 2014), LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Value Multi-Manager	$ 9,770.12
Class L	58.10
Class N	58.10
	$ 9,886

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 39,476
Class F	.87%	4,556
Class L	.97%	268
Class N	1.22%	269

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Value Multi-Manager	$ 71,388	$ 165,869
Class F	6,879	7,140
Class L	474	535
Class N	363	499
Total	$ 79,104	$ 174,043
From net realized gain
Value Multi-Manager	$ 839,929	$ 929,562
Class F	80,941	43,039
Class L	5,581	3,428
Class N	5,579	3,428
Total	$ 932,030	$ 979,457

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Value Multi-Manager
Shares sold	93,497	143,452	$ 1,362,494	$ 2,006,824
Reinvestment of distributions	62,376	80,671	911,316	1,095,431
Shares redeemed	(226,589)	(231,760)	(3,338,134)	(3,292,988)
Net increase (decrease)	(70,716)	(7,637)	$ (1,064,324)	$ (190,733)
Class F
Shares sold	45,740	87,401	$ 665,424	$ 1,226,690
Reinvestment of distributions	5,999	3,634	87,821	50,179
Shares redeemed	(6,254)	(9,974)	(92,426)	(140,900)
Net increase (decrease)	45,485	81,061	$ 660,819	$ 1,135,969
Class L
Shares sold	-	7,127	$ -	$ 100,000
Reinvestment of distributions	414	284	6,055	3,963
Net increase (decrease)	414	7,411	$ 6,055	$ 103,963
Class N
Shares sold	-	7,128	$ -	$ 100,000
Reinvestment of distributions	407	281	5,942	3,927
Net increase (decrease)	407	7,409	$ 5,942	$ 103,927

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 76% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and RIM (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile and that Class F had out-performed 63% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was equal to its benchmark for the one-year period shown.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-L-MMV-N-SANN-0115
1.9585617.101

Strategic Advisers®
Value Multi-Manager Fund

Semiannual Report

November 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2014 to November 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Expenses Paid During Period* June 1, 2014 to November 30, 2014
Value Multi-Manager	.97%
Actual		$ 1,000.00	$ 1,065.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class F	.87%
Actual		$ 1,000.00	$ 1,065.70	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.71	$ 4.41
Class L	.97%
Actual		$ 1,000.00	$ 1,065.10	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 4.91
Class N	1.22%
Actual		$ 1,000.00	$ 1,063.40	$ 6.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of November 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.9	2.7
JPMorgan Chase & Co.	2.8	2.5
Apple, Inc.	2.5	1.8
Exxon Mobil Corp.	2.0	2.8
Microsoft Corp.	2.0	1.6
Citigroup, Inc.	1.6	1.2
Pfizer, Inc.	1.5	2.0
Oracle Corp.	1.4	1.2
Cisco Systems, Inc.	1.4	1.0
General Electric Co.	1.3	1.1
	19.4
Top Five Market Sectors as of November 30, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	22.5
Information Technology	15.6	13.8
Health Care	12.3	11.5
Energy	9.6	11.8
Consumer Discretionary	8.9	8.2
Asset Allocation (% of fund's net assets)
As of November 30, 2014	As of May 31, 2014
Common Stocks 93.3%	Common Stocks 88.6%
Short-Term Investments and Net Other Assets (Liabilities) 6.7%	Short-Term Investments and Net Other Assets (Liabilities) 11.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 1.0%
Autoliv, Inc.	300	$ 29,688
Johnson Controls, Inc.	520	26,000
Lear Corp.	975	93,512
TRW Automotive Holdings Corp. (a)	400	41,360
		190,560
Automobiles - 0.5%
Ford Motor Co.	4,140	65,122
General Motors Co.	800	26,744
Harley-Davidson, Inc.	80	5,574
		97,440
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	810	25,288
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	800	45,064
Carnival Corp. unit	320	14,131
Hyatt Hotels Corp. Class A (a)	30	1,768
McDonald's Corp.	370	35,820
Royal Caribbean Cruises Ltd.	130	9,586
Six Flags Entertainment Corp.	467	18,984
Wyndham Worldwide Corp.	50	4,168
		129,521
Household Durables - 0.7%
Garmin Ltd.	80	4,584
Lennar Corp. Class A	1,243	58,719
Newell Rubbermaid, Inc.	220	7,988
PulteGroup, Inc.	200	4,326
Whirlpool Corp.	340	63,298
		138,915
Leisure Products - 0.0%
Hasbro, Inc.	100	5,920
Media - 3.7%
Comcast Corp. Class A	1,339	76,377
DIRECTV (a)	1,210	106,129
Gannett Co., Inc.	1,380	44,919
Liberty Broadband Corp.:
Class A (a)	85	4,661
Class C (a)	171	9,302
Liberty Global PLC Class C	1,413	70,537
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
Class A (a)	343	$ 12,612
Class C (a)	686	25,060
Omnicom Group, Inc.	413	31,913
Scripps Networks Interactive, Inc. Class A	308	24,076
Starz Series A (a)	1,300	42,887
Time Warner Cable, Inc.	400	59,712
Time Warner, Inc.	2,167	184,455
Time, Inc.	431	10,318
		702,958
Multiline Retail - 1.3%
Dillard's, Inc. Class A	320	37,722
Kohl's Corp.	960	57,235
Macy's, Inc.	1,503	97,560
Nordstrom, Inc.	140	10,690
Target Corp.	500	37,000
		240,207
Specialty Retail - 0.9%
AutoNation, Inc. (a)	70	4,161
AutoZone, Inc. (a)	20	11,554
Bed Bath & Beyond, Inc. (a)	70	5,136
Foot Locker, Inc.	80	4,583
GameStop Corp. Class A	40	1,512
Gap, Inc.	1,047	41,461
Home Depot, Inc.	935	92,939
Penske Automotive Group, Inc.	70	3,315
PetSmart, Inc.	40	3,150
Staples, Inc.	160	2,250
		170,061
TOTAL CONSUMER DISCRETIONARY		1,700,870
CONSUMER STAPLES - 6.5%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	200	8,788
Diageo PLC sponsored ADR	364	44,845
Dr. Pepper Snapple Group, Inc.	110	8,140
		61,773
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
CVS Health Corp.	1,330	$ 121,509
Kroger Co.	1,700	101,728
Wal-Mart Stores, Inc.	2,160	189,086
Walgreen Co.	790	54,202
		466,525
Food Products - 2.6%
Archer Daniels Midland Co.	1,600	84,288
Bunge Ltd.	600	54,462
Campbell Soup Co.	120	5,434
General Mills, Inc.	1,137	59,977
Ingredion, Inc.	630	52,435
Kellogg Co.	140	9,275
Kraft Foods Group, Inc.	230	13,839
Mondelez International, Inc.	1,090	42,728
Pilgrims Pride Corp. (a)	140	4,522
The Hershey Co.	270	27,076
The J.M. Smucker Co.	30	3,077
Tyson Foods, Inc. Class A	2,014	85,273
Unilever NV (NY Reg.)	1,130	45,923
		488,309
Household Products - 0.2%
Energizer Holdings, Inc.	40	5,201
Kimberly-Clark Corp.	290	33,811
		39,012
Personal Products - 0.2%
Coty, Inc. Class A	1,770	35,825
Tobacco - 0.8%
Altria Group, Inc.	1,300	65,338
Philip Morris International, Inc.	600	52,158
Reynolds American, Inc.	410	27,023
		144,519
TOTAL CONSUMER STAPLES		1,235,963
ENERGY - 9.6%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	230	13,110
Ensco PLC Class A	700	23,660
Halliburton Co.	1,896	80,011
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Helmerich & Payne, Inc.	400	$ 27,820
National Oilwell Varco, Inc.	330	22,123
Noble Corp.	700	12,593
Oceaneering International, Inc.	30	1,881
Paragon Offshore PLC	233	846
Parker Drilling Co. (a)	2,100	7,455
Schlumberger Ltd.	490	42,116
Superior Energy Services, Inc.	80	1,545
		233,160
Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	500	32,045
Canadian Natural Resources Ltd.	991	33,045
Chevron Corp.	2,120	230,804
ConocoPhillips Co.	2,440	161,211
CONSOL Energy, Inc.	120	4,696
Devon Energy Corp.	310	18,281
Energen Corp.	349	20,842
EOG Resources, Inc.	399	34,601
EQT Corp.	392	35,664
Exxon Mobil Corp.	4,247	384,523
Hess Corp.	660	48,134
HollyFrontier Corp.	80	3,266
Marathon Oil Corp.	1,580	45,694
Marathon Petroleum Corp.	1,153	103,874
Murphy Oil Corp.	500	24,210
Occidental Petroleum Corp.	1,003	80,009
Phillips 66 Co.	2,588	188,976
Pioneer Natural Resources Co.	202	28,932
QEP Resources, Inc.	1,150	23,506
Rice Energy, Inc.	304	7,570
Tesoro Corp.	50	3,831
Valero Energy Corp.	1,970	95,762
		1,609,476
TOTAL ENERGY		1,842,636
FINANCIALS - 24.3%
Banks - 11.7%
Banco Santander SA (Spain) sponsored ADR	5,086	45,265
Bank of America Corp.	14,665	249,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BB&T Corp.	1,530	$ 57,513
Citigroup, Inc.	5,800	313,026
Comerica, Inc.	140	6,525
Commerce Bancshares, Inc.	75	3,212
Fifth Third Bancorp	5,293	106,495
First Republic Bank	751	38,699
Huntington Bancshares, Inc.	3,330	33,666
JPMorgan Chase & Co.	8,947	538,252
KeyCorp	2,600	35,100
M&T Bank Corp.	320	40,326
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,324
PNC Financial Services Group, Inc.	1,210	105,839
Regions Financial Corp.	1,060	10,674
SunTrust Banks, Inc.	410	16,109
U.S. Bancorp	1,250	55,250
Wells Fargo & Co.	10,295	560,872
		2,246,039
Capital Markets - 2.5%
Ameriprise Financial, Inc.	840	110,687
Bank of New York Mellon Corp.	870	34,826
BlackRock, Inc. Class A	130	46,680
Franklin Resources, Inc.	480	27,293
Goldman Sachs Group, Inc.	500	94,205
Invesco Ltd.	340	13,722
Morgan Stanley	1,990	70,008
Northern Trust Corp.	160	10,837
State Street Corp.	860	65,988
T. Rowe Price Group, Inc.	100	8,347
		482,593
Consumer Finance - 2.3%
American Express Co.	820	75,784
Capital One Financial Corp.	2,317	192,774
Discover Financial Services	2,202	144,341
Navient Corp.	1,400	29,344
		442,243
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,107	164,600
Voya Financial, Inc.	90	3,769
		168,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 6.8%
ACE Ltd.	792	$ 90,557
AFLAC, Inc.	700	41,811
Alleghany Corp. (a)	20	9,131
Allstate Corp.	2,433	165,809
American Financial Group, Inc.	660	39,857
American International Group, Inc.	1,120	61,376
Assurant, Inc.	460	31,091
Assured Guaranty Ltd.	100	2,556
Axis Capital Holdings Ltd.	640	32,032
Cincinnati Financial Corp.	60	3,057
Everest Re Group Ltd.	240	42,094
Hartford Financial Services Group, Inc.	960	39,648
HCC Insurance Holdings, Inc.	110	5,838
Lincoln National Corp.	1,300	73,619
Markel Corp. (a)	10	6,968
MetLife, Inc.	1,684	93,647
PartnerRe Ltd.	340	39,613
Principal Financial Group, Inc.	230	12,252
Progressive Corp.	220	5,993
Prudential Financial, Inc.	1,470	124,921
Reinsurance Group of America, Inc.	60	5,143
RenaissanceRe Holdings Ltd.	80	7,834
The Chubb Corp.	870	89,654
The Travelers Companies, Inc.	1,821	190,203
Torchmark Corp.	280	15,050
Unum Group	1,190	39,532
Validus Holdings Ltd.	318	13,197
W.R. Berkley Corp.	70	3,657
XL Group PLC Class A	100	3,552
		1,289,692
Real Estate Investment Trusts - 0.1%
American Homes 4 Rent Class A	909	15,635
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	340	5,403
People's United Financial, Inc.	120	1,774
		7,177
TOTAL FINANCIALS		4,651,748
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.3%
Biotechnology - 1.3%
Amgen, Inc.	1,070	$ 176,882
Gilead Sciences, Inc. (a)	370	37,118
United Therapeutics Corp. (a)	300	39,771
		253,771
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,310	95,630
Covidien PLC	333	33,633
Medtronic, Inc.	2,706	199,892
St. Jude Medical, Inc.	220	14,951
Zimmer Holdings, Inc.	1,019	114,424
		458,530
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,130	98,581
Cardinal Health, Inc.	260	21,369
Cigna Corp.	720	74,081
Express Scripts Holding Co. (a)	836	69,513
HCA Holdings, Inc. (a)	240	16,726
Humana, Inc.	320	44,150
Laboratory Corp. of America Holdings (a)	30	3,139
McKesson Corp.	71	14,964
Omnicare, Inc.	545	38,324
Quest Diagnostics, Inc.	480	31,349
UnitedHealth Group, Inc.	1,270	125,260
WellPoint, Inc.	1,130	144,538
		681,994
Pharmaceuticals - 5.0%
AbbVie, Inc.	2,005	138,746
Hospira, Inc. (a)	800	47,712
Johnson & Johnson	2,071	224,186
Merck & Co., Inc.	3,020	182,408
Pfizer, Inc.	8,999	280,319
Sanofi SA sponsored ADR	277	13,376
Shire PLC sponsored ADR	80	17,088
Teva Pharmaceutical Industries Ltd. sponsored ADR	803	45,755
		949,590
TOTAL HEALTH CARE		2,343,885
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.7%
Engility Holdings, Inc. (a)	66	$ 2,775
General Dynamics Corp.	865	125,736
Honeywell International, Inc.	636	63,009
Huntington Ingalls Industries, Inc.	20	2,179
L-3 Communications Holdings, Inc.	460	57,316
Lockheed Martin Corp.	861	164,933
Northrop Grumman Corp.	620	87,377
Raytheon Co.	1,193	127,293
Rockwell Collins, Inc.	110	9,408
The Boeing Co.	180	24,185
United Technologies Corp.	350	38,528
		702,739
Airlines - 0.5%
Alaska Air Group, Inc.	110	6,493
Delta Air Lines, Inc.	1,483	69,212
United Continental Holdings, Inc. (a)	282	17,267
		92,972
Commercial Services & Supplies - 0.4%
ADT Corp.	70	2,446
Deluxe Corp.	700	40,915
Pitney Bowes, Inc.	70	1,723
R.R. Donnelley & Sons Co.	1,500	25,260
		70,344
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	140	4,270
Electrical Equipment - 0.3%
Emerson Electric Co.	788	50,235
Industrial Conglomerates - 1.3%
General Electric Co.	9,623	254,913
Machinery - 2.2%
AGCO Corp.	500	21,095
Caterpillar, Inc.	730	73,438
Crane Co.	358	21,133
Cummins, Inc.	130	18,931
Deere & Co.	1,344	116,417
Dover Corp.	354	27,254
Illinois Tool Works, Inc.	455	43,193
Ingersoll-Rand PLC	140	8,828
Joy Global, Inc.	60	2,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lincoln Electric Holdings, Inc.	40	$ 2,882
Oshkosh Truck Corp.	700	31,780
PACCAR, Inc.	140	9,383
Parker Hannifin Corp.	120	15,484
Snap-On, Inc.	40	5,413
Stanley Black & Decker, Inc.	120	11,333
Timken Co.	200	8,558
WABCO Holdings, Inc. (a)	20	2,052
		420,116
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,539
Road & Rail - 0.3%
AMERCO	10	2,782
CSX Corp.	760	27,732
Norfolk Southern Corp.	240	26,794
		57,308
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	28,980
TOTAL INDUSTRIALS		1,684,416
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	3,519	39,800
Cisco Systems, Inc.	9,527	263,326
Harris Corp.	580	41,569
QUALCOMM, Inc.	1,320	96,228
		440,923
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	80	4,675
Avnet, Inc.	160	7,006
Corning, Inc.	3,000	63,060
TE Connectivity Ltd.	2,192	140,726
Tech Data Corp. (a)	600	37,398
Vishay Intertechnology, Inc.	1,300	18,031
		270,896
Internet Software & Services - 0.3%
eBay, Inc. (a)	904	49,612
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Accenture PLC Class A	340	$ 29,352
Amdocs Ltd.	800	38,996
Computer Sciences Corp.	120	7,606
Fidelity National Information Services, Inc.	291	17,806
Global Payments, Inc.	285	24,613
The Western Union Co.	200	3,716
Xerox Corp.	4,740	66,170
		188,259
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	4,640	172,840
Lam Research Corp.	80	6,611
NVIDIA Corp.	440	9,227
NXP Semiconductors NV (a)	265	20,620
ON Semiconductor Corp. (a)	1,994	18,006
Texas Instruments, Inc.	874	47,563
		274,867
Software - 3.9%
Activision Blizzard, Inc.	1,645	35,614
Adobe Systems, Inc. (a)	700	51,576
Microsoft Corp.	8,036	384,201
Oracle Corp.	6,279	266,292
Symantec Corp.	230	6,001
		743,684
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	4,066	483,569
EMC Corp.	5,059	153,541
Hewlett-Packard Co.	3,360	131,242
SanDisk Corp.	160	16,554
Seagate Technology LLC	1,222	80,786
Western Digital Corp.	1,494	154,285
		1,019,977
TOTAL INFORMATION TECHNOLOGY		2,988,218
MATERIALS - 3.3%
Chemicals - 1.9%
Ashland, Inc.	60	6,843
Celanese Corp. Class A	120	7,208
CF Industries Holdings, Inc.	170	45,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	570	$ 40,698
Eastman Chemical Co.	480	39,802
Ecolab, Inc.	396	43,144
Huntsman Corp.	3,055	77,964
LyondellBasell Industries NV Class A	430	33,910
The Dow Chemical Co.	1,375	66,921
The Mosaic Co.	100	4,577
Westlake Chemical Corp.	80	5,088
		371,741
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	320	38,413
Containers & Packaging - 0.6%
Avery Dennison Corp.	469	23,220
Ball Corp.	80	5,366
Bemis Co., Inc.	80	3,195
Crown Holdings, Inc. (a)	655	32,423
MeadWestvaco Corp.	100	4,480
Packaging Corp. of America	60	4,457
Rock-Tenn Co. Class A	640	36,358
Sonoco Products Co.	70	2,941
		112,440
Metals & Mining - 0.2%
Allegheny Technologies, Inc.	30	1,011
Barrick Gold Corp.	1,033	12,286
Freeport-McMoRan, Inc.	800	21,480
Nucor Corp.	80	4,290
		39,067
Paper & Forest Products - 0.4%
Domtar Corp.	500	20,350
International Paper Co.	972	52,313
		72,663
TOTAL MATERIALS		634,324
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,500	123,830
Verizon Communications, Inc.	2,221	112,360
		236,190
Common Stocks - continued
	Shares	Value
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,260	$ 72,513
Duke Energy Corp.	380	30,742
Edison International	180	11,441
Entergy Corp.	600	50,340
Exelon Corp.	1,360	49,191
FirstEnergy Corp.	1,240	45,731
ITC Holdings Corp.	1,250	47,488
Northeast Utilities	200	10,128
OGE Energy Corp.	80	2,855
Pinnacle West Capital Corp.	40	2,529
		322,958
Independent Power Producers & Energy Traders - 0.5%
The AES Corp.	6,045	83,844
Multi-Utilities - 0.6%
Alliant Energy Corp.	80	5,030
Ameren Corp.	190	8,191
Consolidated Edison, Inc.	110	6,947
DTE Energy Co.	70	5,702
Public Service Enterprise Group, Inc.	1,290	53,896
SCANA Corp.	600	34,218
Wisconsin Energy Corp.	110	5,434
		119,418
Water Utilities - 0.0%
American Water Works Co., Inc.	110	5,836
TOTAL UTILITIES		532,056
TOTAL COMMON STOCKS (Cost $12,804,342)		17,850,306
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 1/22/15 to 2/12/15 (c) (Cost $29,999)	$ 30,000	30,000
Money Market Funds - 6.5%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b)	10	$ 10
SSgA U.S. Treasury Money Market Fund, 0% (b)	1,236,605	1,236,605
TOTAL MONEY MARKET FUNDS (Cost $1,236,615)		1,236,615
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,070,956)		19,116,921
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,470
NET ASSETS - 100%		$ 19,128,391
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
9 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2014	$ 920,070	$ 22,310

The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,000.
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,700,870	$ 1,700,870	$ -	$ -
Consumer Staples	1,235,963	1,235,963	-	-
Energy	1,842,636	1,842,636	-	-
Financials	4,651,748	4,651,748	-	-
Health Care	2,343,885	2,343,885	-	-
Industrials	1,684,416	1,684,416	-	-
Information Technology	2,988,218	2,988,218	-	-
Materials	634,324	634,324	-	-
Telecommunication Services	236,190	236,190	-	-
Utilities	532,056	532,056	-	-
U.S. Treasury Obligations	30,000	-	30,000	-
Money Market Funds	1,236,615	1,236,615	-	-
Total Investments in Securities:	$ 19,116,921	$ 19,086,921	$ 30,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 22,310	$ 22,310	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 22,310	$ -
Total Value of Derivatives	$ 22,310	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,070,956)		$ 19,116,921
Cash		1,706
Receivable for investments sold		8,539
Receivable for fund shares sold		3,672
Dividends receivable		43,261
Prepaid expenses		43
Receivable from investment adviser for expense reductions		4,524
Other receivables		66
Total assets		19,178,732

Liabilities
Payable for investments purchased	$ 3,197
Payable for fund shares redeemed	3,934
Accrued management fee	8,109
Distribution and service plan fees payable	24
Payable for daily variation margin for derivative instruments	6,570
Other affiliated payables	2,173
Audit fees payable	21,018
Other payables and accrued expenses	5,316
Total liabilities		50,341

Net Assets		$ 19,128,391
Net Assets consist of:
Paid in capital		$ 13,210,559
Undistributed net investment income		91,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		758,547
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,068,272
Net Assets		$ 19,128,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2014 (Unaudited)

Value Multi-Manager: Net Asset Value, offering price and redemption price per share ($16,656,497 ÷ 1,105,596 shares)	$ 15.07

Class F: Net Asset Value, offering price and redemption price per share ($2,236,432 ÷ 148,099 shares)	$ 15.10

Class L: Net Asset Value, offering price and redemption price per share ($117,883 ÷ 7,825 shares)	$ 15.06

Class N: Net Asset Value, offering price and redemption price per share ($117,579 ÷ 7,816 shares)	$ 15.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		179,397
Interest		3
Total income		179,400

Expenses
Management fee	$ 48,312
Transfer agent fees	9,886
Distribution and service plan fees	141
Accounting fees and expenses	3,555
Custodian fees and expenses	8,147
Independent trustees' compensation	101
Registration fees	34,525
Audit	27,500
Legal	56
Miscellaneous	82
Total expenses before reductions	132,305
Expense reductions	(44,569)	87,736
Net investment income (loss)		91,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	784,967
Foreign currency transactions	(6)
Futures contracts	53,863
Total net realized gain (loss)		838,824
Change in net unrealized appreciation (depreciation) on: Investment securities	316,688
Assets and liabilities in foreign currencies	(13)
Futures contracts	(37,253)
Total change in net unrealized appreciation (depreciation)		279,422
Net gain (loss)		1,118,246
Net increase (decrease) in net assets resulting from operations		$ 1,209,910

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2014 (Unaudited)	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,664	$ 177,751
Net realized gain (loss)	838,824	1,536,621
Change in net unrealized appreciation (depreciation)	279,422	1,545,579
Net increase (decrease) in net assets resulting from operations	1,209,910	3,259,951
Distributions to shareholders from net investment income	(79,104)	(174,043)
Distributions to shareholders from net realized gain	(932,030)	(979,457)
Total distributions	(1,011,134)	(1,153,500)
Share transactions - net increase (decrease)	(391,508)	1,153,126
Total increase (decrease) in net assets	(192,732)	3,259,577

Net Assets
Beginning of period	19,321,123	16,061,546
End of period (including undistributed net investment income of $91,013 and undistributed net investment income of $78,453, respectively)	$ 19,128,391	$ 19,321,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value Multi-Manager

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 13.32	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.14	.17	.08
Net realized and unrealized gain (loss)	.89	2.37	2.92	.59
Total from investment operations	.96	2.51	3.09	.67
Distributions from net investment income	(.06)	(.14)	(.16)	(.02)
Distributions from net realized gain	(.75)	(.77)	(.26)	-
Total distributions	(.82) I	(.90) H	(.42)	(.02)
Net asset value, end of period	$ 15.07	$ 14.93	$ 13.32	$ 10.65
Total ReturnB, C	6.58%	19.66%	29.71%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.46% A	1.32%	1.30%	1.62% A
Expenses net of fee waivers, if any	.97% A	.97%	.97%	.97% A
Expenses net of all reductions	.97% A	.97%	.97%	.97% A
Net investment income (loss)	1.00% A	.97%	1.43%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,656	$ 17,565	$ 15,774	$ 11,031
Portfolio turnover rateG	45% A	59%	30%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 16, 2011 (commencement of operations) to May 31, 2012.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended November 30, 2014	Years ended May 31,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 13.33	$ 11.91
Income from Investment Operations
Net investment income (loss) D	.08	.15	.08
Net realized and unrealized gain (loss)	.88	2.38	1.62
Total from investment operations	.96	2.53	1.70
Distributions from net investment income	(.06)	(.14)	(.10)
Distributions from net realized gain	(.75)	(.77)	(.18)
Total distributions	(.82) I	(.90) H	(.28)
Net asset value, end of period	$ 15.10	$ 14.96	$ 13.33
Total ReturnB, C	6.57%	19.81%	14.61%
Ratios to Average Net Assets F
Expenses before reductions	1.36% A	1.26%	.98% A
Expenses net of fee waivers, if any	.87% A	.87%	.87% A
Expenses net of all reductions	.87% A	.87%	.87% A
Net investment income (loss)	1.10% A	1.07%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,236	$ 1,535	$ 287
Portfolio turnover rateG	45% A	59%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

I Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.07	.08
Net realized and unrealized gain (loss)	.88	1.38
Total from investment operations	.95	1.46
Distributions from net investment income	(.06)	(.08)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.82) H	(.56)
Net asset value, end of period	$ 15.06	$ 14.93
Total ReturnB, C	6.51%	10.65%
Ratios to Average Net Assets F
Expenses before reductions	1.44% A	1.37% A
Expenses net of fee waivers, if any	.97% A	.97% A
Expenses net of all reductions	.97% A	.97% A
Net investment income (loss)	.99% A	.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Total distributions of $.82 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.753 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended November 30, 2014	Year ended May 31,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 14.03
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	.87	1.38
Total from investment operations	.92	1.44
Distributions from net investment income	(.05)	(.07)
Distributions from net realized gain	(.75)	(.48)
Total distributions	(.80)	(.55)
Net asset value, end of period	$ 15.04	$ 14.92
Total ReturnB, C	6.34%	10.54%
Ratios to Average Net Assets F
Expenses before reductions	1.69% A	1.63% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	.75% A	.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 111
Portfolio turnover rateG	45% A	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Value Multi-Manager Fund (the Fund) is a non-diversified fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,212,027
Gross unrealized depreciation	(173,365)
Net unrealized appreciation (depreciation) on securities	$ 5,038,662

Tax cost	$ 14,078,259

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $53,863 and a change in net unrealized appreciation (depreciation) of $(37,253) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $3,812,846 and $4,187,455, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, Cohen & Steers Capital Management Inc. (through July 18, 2014), LSV Asset Management and Robeco Investment Management, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 141	$ 141

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Value Multi-Manager	$ 9,770.12
Class L	58.10
Class N	58.10
	$ 9,886

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.97%	$ 39,476
Class F	.87%	4,556
Class L	.97%	268
Class N	1.22%	269

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2014	Year ended May 31, 2014 A
From net investment income
Value Multi-Manager	$ 71,388	$ 165,869
Class F	6,879	7,140
Class L	474	535
Class N	363	499
Total	$ 79,104	$ 174,043
From net realized gain
Value Multi-Manager	$ 839,929	$ 929,562
Class F	80,941	43,039
Class L	5,581	3,428
Class N	5,579	3,428
Total	$ 932,030	$ 979,457

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended November 30, 2014	Year ended May 31, 2014 A	Six months ended November 30, 2014	Year ended May 31, 2014 A
Value Multi-Manager
Shares sold	93,497	143,452	$ 1,362,494	$ 2,006,824
Reinvestment of distributions	62,376	80,671	911,316	1,095,431
Shares redeemed	(226,589)	(231,760)	(3,338,134)	(3,292,988)
Net increase (decrease)	(70,716)	(7,637)	$ (1,064,324)	$ (190,733)
Class F
Shares sold	45,740	87,401	$ 665,424	$ 1,226,690
Reinvestment of distributions	5,999	3,634	87,821	50,179
Shares redeemed	(6,254)	(9,974)	(92,426)	(140,900)
Net increase (decrease)	45,485	81,061	$ 660,819	$ 1,135,969
Class L
Shares sold	-	7,127	$ -	$ 100,000
Reinvestment of distributions	414	284	6,055	3,963
Net increase (decrease)	414	7,411	$ 6,055	$ 103,963
Class N
Shares sold	-	7,128	$ -	$ 100,000
Reinvestment of distributions	407	281	5,942	3,927
Net increase (decrease)	407	7,409	$ 5,942	$ 103,927

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 76% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Aristotle, Brandywine, LSV, Pyramis, and RIM (collectively, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Strategic Advisers and reviewed by the Board. Because the fund had been in existence less than three years, the following chart considered by the Board shows, for the one-year period ended December 31, 2013, the total return of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within the chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class F was in the second quartile and that Class F had out-performed 63% of its peers for the one-year period ended December 31, 2013. The Board also noted that the investment performance of the fund was equal to its benchmark for the one-year period shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund. The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2015 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.97%, 0.97%, and 1.22%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.87% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended February 28, 2014.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the total expenses of each of the retail class, Class L, and Class N were above, and the total expenses of Class F were below, the median of the fund's Total Mapped Group for the 12-month period ended February 28, 2014. The Board considered that, in general, various factors can affect total expenses. The total expenses for retail class and Class L ranked below median when compared to a universe of no-load funds. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationship with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Strategic Advisers' and its affiliates' non-fund businesses and fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Possible Economies of Scale. The Board considered whether economies of scale have been realized in respect of the management of the Strategic Advisers funds. The Board considered that the fund's sub-advisory contracts provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to shareholders. The Board also considered that in 2014 Strategic Advisers had negotiated lower fee schedules with certain Sub-Advisers. The Board took into consideration Strategic Advisers' contractual reimbursement commitment.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Aristotle Capital Management, LLC

Brandywine Global Investment
Management, LLC

LSV Asset Management

Pyramis Global Advisors, LLC

Robeco Investment Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMV-USAN-0115
1.931577.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 26, 2015
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 26, 2015